UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– December 31, 2008

Item 1: Reports to Shareholders

Vanguard Bond Index Funds Annual Report

December 31, 2008

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	For the fiscal year, the Vanguard Bond Index Funds provided returns ranging from 4.93% to 8.64% for Investor Shares.
>	The funds closely tracked or exceeded the results of their benchmarks.
>	The funds’ returns were higher than the average returns of their peer-group funds, which actually lost ground.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Total Bond Market Index Fund	11
Short-Term Bond Index Fund	30
Intermediate-Term Bond Index Fund	47
Long-Term Bond Index Fund	66
About Your Fund’s Expenses	83
Glossary	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	VBMFX	5.05%
Admiral™ Shares[1]	VBTLX	5.15
Signal® Shares[2]	VBTSX	5.15
Institutional Shares[3]	VBTIX	5.19
ETF Shares[4]	BND
Market Price		7.50
Net Asset Value		5.18
Barclays Capital U.S. Aggregate Bond Index		5.24
Average Intermediate-Term Investment Grade Debt Fund[5]		–4.43

Vanguard Short-Term Bond Index Fund
Investor Shares	VBISX	5.43%
Admiral Shares[1]	VBIRX	5.51
Signal Shares[2]	VBSSX	5.51
ETF Shares[4]	BSV
Market Price		8.49
Net Asset Value		5.48
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index		5.12
Average 1–5 Year Investment Grade Debt Fund[5]		–4.71

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
4

Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5	Derived from data provided by Lipper Inc.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman’s assets in September.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	VBIIX	4.93%
Admiral Shares[1]	VBILX	5.01
Signal Shares[2]	VIBSX	5.01
Institutional Shares[3]	VBIMX	5.05
ETF Shares[4]	BIV
Market Price		7.70
Net Asset Value		5.07
Barclays Capital U.S. 5–10 Year Government/Credit Bond Index		5.06
Average Intermediate-Term Investment Grade Debt Fund[5]		–4.43

Vanguard Long-Term Bond Index Fund
Investor Shares	VBLTX	8.64%
Institutional Shares[3]	VBLLX	8.77
ETF Shares[4]	BLV
Market Price		9.86
Net Asset Value		8.70
Barclays Capital U.S. Long Government/Credit Bond Index		8.44
Average Corporate A-Rated Debt Fund[5]		–5.88

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, servicing, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $25 million.

4 Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman’s assets in September.

Your Fund’s Performance at a Glance

December 31, 2007–December 31, 2008

			Distributions Per Share
	Starting	Ending			30-Day
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$10.16	$10.18	$0.477	$0.000	4.25%
Admiral Shares	10.16	10.18	0.486	0.000	4.35
Signal Shares	10.16	10.18	0.486	0.000	4.35
Institutional Shares	10.16	10.18	0.490	0.000	4.43
ETF Shares	76.61	76.93	3.525	0.000	4.40
Short-Term Bond
Investor Shares	$10.13	$10.28	$0.389	$0.000	2.60%
Admiral Shares	10.13	10.28	0.397	0.000	2.67
Signal Shares	10.13	10.28	0.397	0.000	2.68
ETF Shares	76.88	78.13	2.886	0.000	2.72
Intermediate-Term Bond
Investor Shares	$10.50	$10.50	$0.498	$0.000	4.46%
Admiral Shares	10.50	10.50	0.506	0.000	4.53
Signal Shares	10.50	10.50	0.506	0.000	4.54
Institutional Shares	10.50	10.50	0.510	0.000	4.62
ETF Shares	76.96	77.19	3.537	0.000	4.59
Long-Term Bond
Investor Shares	$11.65	$11.98	$0.618	$0.000	4.88%
Institutional Shares	11.65	11.98	0.632	0.000	5.04
ETF Shares	76.38	78.66	4.004	0.000	5.01

President’s Letter

Dear Shareholder,

All four Vanguard Bond Index Funds produced returns that closely tracked or exceeded the performance of their target benchmarks for the year ended December 31, 2008. Total returns for Investor Shares ranged from 8.64% for the Long-Term Bond Index Fund to 4.93% for the Intermediate-Term Bond Index Fund. The Investor Share returns of the Total Bond Market Index Fund and the Short-Term Bond Index Fund fell between these two, at 5.05% and 5.43%, respectively.

While the housing market worsened and the credit crisis deepened, the funds’ returns again outpaced the returns of peer bond funds. Similar to what happened last year, the yields of our bond index funds declined as the Federal Reserve aggressively sought to reduce the cost of borrowing. The funds’ year-end yields and the income and capital components of their 2008 total returns appear later in this report.

Please note: We calculate the returns of the funds’ ETF Shares based on both market price and net asset value (NAV). Historically, the two returns have been similar. In 2008, however, the price of the ETF Shares closed the year at a premium to NAV, leading to notably higher returns for the ETF Shares. Over time, we expect any return differentials to be small.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil during the year, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Fed added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks fell sharply for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

CPI
Consumer Price Index	0.09%	2.22%	2.67%

markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

A year of distinct disparity among fixed income sectors

The positive performance by the Bond Index Funds and their target indexes in 2008 masks a wide divergence among the sectors of the broad fixed income market. A year ago, trouble in the market seemed largely confined to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every bond segment except for government-backed securities.

Nervous investors sold almost anything not issued by the U.S. Treasury, which pushed down the prices of corporate bonds, especially medium- to lower-quality issues. In the stampede to quality, Treasury securities rose sharply in price, pushing their yields down across the maturity spectrum.

Amid the anxiety pervading the credit markets, the yield on 3-month T-bills, an important benchmark for the short-term market, actually fell below 0% for a brief period. Essentially, investors were so intent on avoiding risk that at one point they were willing to pay the U.S. Treasury to hold their principal.

Fund prices and yields moved modestly despite the tumult

The net effect of the severe dislocations on the broad taxable U.S. bond market—and consequently on the Bond Index Funds—was to leave overall principal values and yield levels little or modestly changed from 12 months ago.

Yields and Returns
			Components of Total Returns
	Yields at Year-End		Year Ended December 31, 2008
Index Fund (Investor Shares)	2007	2008	Capital	Income	Total
Total Bond Market	4.67%	4.25%	0.20%	4.85%	5.05%
Short-Term Bond	3.82	2.60	1.48	3.95	5.43
Intermediate-Term Bond	4.71	4.46	0.00	4.93	4.93
Long-Term Bond	5.32	4.88	2.83	5.81	8.64

For example, the Intermediate-Term Bond Index Fund’s yield declined only 0.25 percentage point, and its net asset value of $10.50 at the end of the fiscal year was the same as 12 months earlier. The Total Bond Market Index Fund’s total return of 5.05% consisted of an income return of 4.85% plus a capital return of only 0.20%.

The Bond Index Funds’ competitive benchmarks, consisting mostly of actively managed funds, lost ground, retreating between –4.43% and –5.88% in average performance. While the Bond Index Funds held more than half of their assets in Treasury and federal agency-backed securities as of December 31, the average actively managed bond fund held higher proportions of corporate bonds, and therefore suffered much more from the stiff headwinds buffeting that segment of the fixed income market.

The advisor’s experience helped the funds track their indexes

Times of historic fluctuations, such as those that occurred in both stock and bond markets in 2008, can pose significant challenges to index fund managers. Because it’s not practical to own all of the bonds in the funds’ target indexes, the funds’ advisor, Vanguard Fixed Income Group, holds a large sampling of securities chosen to replicate the characteristics of each benchmark index. Successful sampling requires well-designed and well-executed controls to keep a fund’s returns in line with its target.

Total Returns
Ten Years Ended December 31, 2008
		Average
	Vanguard	Comparable	Target
Index Fund (Investor Shares)	Fund	Fund[1]	Index
Total Bond Market	5.37%	3.77%	5.63%
Short-Term Bond	4.87	3.14	5.10
Intermediate-Term Bond	5.81	3.77	6.00
Long-Term Bond	6.65	3.57	6.62

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

The Fixed Income Group met the challenge during the fiscal year, successfully capturing the returns of the benchmark despite shouldering the burden of real-world management and trading costs; as theoretical constructs, indexes don’t incur these costs.

Indexing can help provide some stability in chancy times

As shown in the table on page 7, the Vanguard Bond Index Funds’ annualized long-term returns have closely tracked the returns of their target indexes, coming within 0.26 percentage point or less for the 10-year period ended December 31, 2008. And the funds’ returns compare quite favorably with their peer averages for the same period.

In times of uncertainty and unusual volatility, it can be reassuring to see that the portion of your portfolio allocated to a broad-based bond index fund has shown the potential to successfully deliver returns close to that of the market.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 21, 2009

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	ETF	Peer
Index Fund	Shares	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.19%	0.10%	0.10%	0.07%	0.11%[2]	0.96%
Short-Term Bond	0.18	0.10	0.10[2]	—	0.11[2]	0.92
Intermediate-Term Bond	0.18	0.10	0.10[2]	0.07	0.11[2]	0.96
Long-Term Bond	0.18	—	—	0.07	0.11[2]	1.12

1 The fund expense ratios shown are from the prospectuses dated April 25, 2008. For the fiscal year ended December 31, 2008, the Total Bond Index Fund’s expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The Short-Term Bond Index Fund’s expense ratios were 0.19% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.10% for ETF Shares. The Intermediate-Term Bond Index Fund’s expense ratios were 0.19% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The Long-Term Bond Index Fund’s expense ratios were 0.19% for Investor Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

2 Annualized. Inception dates: for Total Bond Market Index Fund ETF Shares, April 3, 2007; for Short-Term Bond Index Fund Signal Shares, March 30, 2007, and for ETF Shares, April 3, 2007; for Intermediate-Term Bond Index Fund Signal Shares, June 4, 2007, and for ETF Shares, April 3, 2007; for Long-Term Bond Index Fund ETF Shares, April 3, 2007.

Total Bond Market ETF

Premium/Discount: April 3, 20071–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	178	40.26%	8	1.81%
25–49.9	169	38.24	2	0.45
50–74.9	33	7.47	1	0.23
75–100.0	14	3.17	0	0.00
>100.0	35	7.92	2	0.45
Total	429	97.06%	13	2.94%

Short-Term Bond ETF

Premium/Discount: April 3, 20071–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	228	51.59%	9	2.04%
25–49.9	123	27.83	5	1.13
50–74.9	19	4.30	6	1.36
75–100.0	5	1.13	0	0.00
>100.0	36	8.14	11	2.48
Total	411	92.99%	31	7.01%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Intermediate-Term Bond ETF

Premium/Discount: April 3, 20071–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	134	30.32%	6	1.36%
25–49.9	150	33.93	2	0.45
50–74.9	80	18.10	3	0.68
75–100.0	25	5.66	1	0.23
>100.0	37	8.37	4	0.90
Total	426	96.38%	16	3.62%

Long-Term Bond ETF

Premium/Discount: April 3, 20071–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	121	27.38%	16	3.62%
25–49.9	175	39.59	2	0.45
50–74.9	73	16.52	0	0.00
75–100.0	15	3.39	0	0.00
>100.0	37	8.37	3	0.68
Total	421	95.25%	21	4.75%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Total Bond Market Index Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	3,731	9,168
Yield[2]		4.0%
Investor Shares	4.3%
Admiral Shares	4.4%
Signal Shares	4.4%
Institutional Shares	4.4%
ETF Shares	4.4%
Yield to Maturity	4.0%[3]	4.0%
Average Coupon	5.3%	5.2%
Average Effective Maturity	5.4 years	5.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	3.7 years	3.7 years
Expense Ratio[5]
(12/31/2007)		—
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares[6]	0.11%
Short-Term Reserves	0.0%	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	4.4%
Finance	7.3
Foreign	3.3
Government Mortgage-Backed	40.1
Industrial	8.7
Treasury/Agency	34.3
Utilities	1.9

Volatility Measures[8]
Fund Versus
Target Index[1]
R-Squared	0.99
Beta	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	1.2%
1–5 Years	70.6
5–10 Years	16.3
10–20 Years	5.4
20–30 Years	6.4
Over 30 Years	0.1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	81.1%
Aa	3.0
A	9.2
Baa	6.7

Investment Focus

1	Barclays Capital U.S. Aggregate Bond Index.
2	30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
3	Before expenses.
4	Moody’s Investors Service.
5

The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

6	Annualized.
7	The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
8	For an explanation of R-squared beta, and other terms used here, see the Glossary.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

Average Annual Total Returns				Final Value of
Periods Ended December 31, 2008				a $10,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund
Investor Shares[1]	5.05%	4.56%	5.37%	$16,866
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63	17,297
Average Intermediate-Term Investment Grade
Debt Fund[2]	–4.43	1.94	3.77	14,477

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Total Bond Market Index Fund Admiral Shares	5.15%	4.66%	4.69%	$138,685
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	4.95	141,108

			Final Value of
		Since	a $1,000,000
	One Year	Inception[3]	Investment
Total Bond Market Index Fund Signal Shares	5.15%	6.17%	$1,149,710
Barclays Capital U.S. Aggregate Bond Index	5.24	6.13	1,148,885

1 Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3 Performance for the fund and its comparative standards is calculated since the following inception dates: November 12, 2001, for the Admiral Shares and September 1, 2006, for the Signal Shares.

Total Bond Market Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund Institutional Shares	5.19%	4.70%	5.49%	$8,535,031
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63	8,648,619

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Total Bond Market Index Fund ETF Shares
Net Asset Value	5.18%	6.12%	$11,092
Barclays Capital U.S. Aggregate Bond Index	5.24	6.12	11,092

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2008

		Since
	One Year	Inception[1]
Total Bond Market Index Fund ETF Shares
Market Price	7.50%	13.93%
Total Bond Market Index Fund ETF Shares
Net Asset Value	5.18	10.92
Barclays Capital U.S. Aggregate Bond Index	5.24	10.92

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

	Investor Shares			Barclays[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.8%	6.0%	–0.8%	–0.8%
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3
2007	1.7	5.2	6.9	7.0
2008	0.2	4.9	5.1	5.2

1	Performance for the fund’s ETF Shares and comparative standards is calculated since the ETF Shares’ inception on April 3, 2007.
2	Barclays Capital U.S. Aggregate Bond Index.

Note: See Financial Highlights tables for dividend and capital gains information.

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750%	5/15/17	470,440	693,311	1.1%
U.S. Treasury Bond	6.750%	8/15/26	379,255	572,914	0.9%
U.S. Treasury Bond	9.875%	11/15/15	327,600	488,533	0.7%
U.S. Treasury Bond	8.750%	8/15/20	294,125	459,938	0.7%
U.S. Treasury Bond	7.875%	2/15/21	269,607	401,294	0.6%
U.S. Treasury Bond	8.875%	2/15/19	219,875	338,572	0.5%
U.S. Treasury Bond	4.500%	5/15/38	223,310	305,517	0.5%
U.S. Treasury Bond	8.125%	8/15/21	192,215	292,978	0.5%
U.S. Treasury Bond	4.375%	2/15/38	143,018	192,135	0.3%
U.S. Treasury Bond	5.250%	2/15/29	139,990	185,880	0.3%
U.S. Treasury Bond	6.125%	8/15/29	118,040	173,555	0.3%
U.S. Treasury Bond	7.250%	5/15/16	114,640	153,599	0.2%
U.S. Treasury Bond	7.500%	11/15/16	112,144	153,304	0.2%
U.S. Treasury Bond	7.125%	2/15/23	93,785	136,325	0.2%
U.S. Treasury Bond	8.000%	11/15/21	81,920	124,493	0.2%
U.S. Treasury Bond	4.500%–13.250%	5/15/14–5/15/37	678,881	991,864	1.5%
U.S. Treasury
Inflation-Indexed Note	3.500%	1/15/11	145,075	177,110	0.3%
U.S. Treasury
Inflation-Indexed Note	2.375%	4/15/11	113,675	121,242	0.2%
U.S. Treasury Note	6.500%	2/15/10	828,815	883,981	1.4%
U.S. Treasury Note	4.750%	5/31/12	742,605	831,599	1.3%
U.S. Treasury Note	2.750%	10/31/13	730,183	776,279	1.2%
U.S. Treasury Note	2.875%	6/30/10	671,575	695,503	1.1%
U.S. Treasury Note	3.125%	9/30/13	484,710	522,881	0.8%
U.S. Treasury Note	1.250%	11/30/10	493,650	498,972	0.8%
U.S. Treasury Note	4.750%	2/15/10	468,875	491,222	0.8%
U.S. Treasury Note	4.625%	7/31/12	432,850	485,264	0.7%
U.S. Treasury Note	2.375%	8/31/10	388,675	400,456	0.6%
U.S. Treasury Note	3.250%	12/31/09	387,800	398,829	0.6%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	1.500%	12/31/13	399,425	398,426	0.6%
	U.S. Treasury Note	1.750%	3/31/10	366,360	372,372	0.6%
	U.S. Treasury Note	5.125%	5/15/16	265,300	321,345	0.5%
	U.S. Treasury Note	2.750%	7/31/10	309,700	320,831	0.5%
	U.S. Treasury Note	2.000%	11/30/13	296,550	304,287	0.5%
	U.S. Treasury Note	4.875%	6/30/12	265,525	298,509	0.5%
	U.S. Treasury Note	4.750%	8/15/17	248,750	297,955	0.5%
	U.S. Treasury Note	3.500%	5/31/13	256,980	281,473	0.4%
	U.S. Treasury Note	2.625%	5/31/10	263,565	271,514	0.4%
	U.S. Treasury Note	4.500%	4/30/12	203,210	225,151	0.3%
	U.S. Treasury Note	4.000%	2/15/15	136,275	155,269	0.2%
	U.S. Treasury Note	3.750%	11/15/18	126,600	143,592	0.2%
	U.S. Treasury Note	3.125%	8/31/13	132,470	142,799	0.2%
	U.S. Treasury Note	0.875%	12/31/10	140,460	140,768	0.2%
	U.S. Treasury Note	2.125%	1/31/10	118,575	120,743	0.2%
	U.S. Treasury Note	1.500%–6.000%	2/28/09–8/15/18	893,929	981,685	1.3%
					16,724,269	25.6%
Agency Bonds and Notes
1	Federal Home Loan Bank	2.750%–7.625%	4/27/09–7/15/36	1,189,925	1,283,308	1.9%
1	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	133,468	0.2%
1	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	114,925	127,797	0.2%
1	Federal Home Loan
	Mortgage Corp.	5.250%	7/18/11	115,000	125,245	0.2%
1	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	5/12/09–3/15/31	1,233,734	1,370,196	2.1%
1	Federal National
	Mortgage Assn.	0.000%–8.200%	1/15/10–7/15/37	1,531,365	1,704,760	2.9%
†	Agency Bonds and Notes—Other				349,172	0.3%
					5,093,946	7.8%
Conventional Mortgage-Backed Securities
1,2	Federal Home Loan
	Mortgage Corp.	5.500%	1/1/38	203,721	208,942	0.3%
1,2	Federal Home Loan
	Mortgage Corp.	5.500%	3/1/37	172,711	177,138	0.3%
1,2	Federal Home Loan
	Mortgage Corp.	5.000%	5/1/37	140,407	143,453	0.2%
1,2	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	1/1/09–9/1/38	7,817,805	8,036,487	12.8%
1,2	Federal National
	Mortgage Assn.	5.000%	11/1/33	148,953	152,742	0.3%
1,2	Federal National
	Mortgage Assn.	6.000%	10/1/37	145,347	149,934	0.3%
1,2	Federal National
	Mortgage Assn.	4.000%–11.000%	1/1/09–12/1/38	11,879,862	12,236,546	18.2%
2	Government National
	Mortgage Assn.	4.000%–11.500%	2/15/09–1/1/39	2,880,764	2,973,370	4.4%
					24,078,612	36.8%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Nonconventional Mortgage-Backed Securities
1,2	Federal Home Loan
	Mortgage Corp.	4.098%–6.511%	9/1/34–7/1/38	735,686	748,630	1.1%
1,2	Federal National
	Mortgage Assn.	4.008%–6.611%	11/1/33–8/1/38	1,190,168	1,206,695	1.9%
2	Government National
	Mortgage Assn.	5.375%–7.900%	2/15/21–6/20/29	488	492	0.0%
					1,955,817	3.0%
Total U.S. Government and Agency Obligations (Cost $45,348,204)					47,852,644	73.2%
Corporate Bonds
†[3]	Asset-Backed/Commercial Mortgage-Backed Securities				3,062,441	4.7%

Finance
†[3]	Banking				3,215,185	4.9%
†[3]	Brokerage				236,934	0.4%
†	Finance Companies				777,179	1.2%
†[3]	Insurance				613,472	0.9%
†	Other Finance				29,927	0.0%
†	Real Estate Investment Trusts				167,455	0.3%
					5,040,152	7.7%
Industrial
†[3]	Basic Industry				434,186	0.7%
†[3]	Capital Goods				610,319	0.9%
†[3]	Communication				1,321,771	2.0%
†[3]	Consumer Cyclical				727,451	1.1%
†[3]	Consumer Noncyclical				1,332,810	2.0%
†[3]	Energy				596,963	0.9%
†	Other Industrial				2,724	0.0%
†[3]	Technology				363,234	0.6%
†	Transportation				221,200	0.4%
					5,610,658	8.6%
Utilities
†[3]	Electric				933,265	1.4%
†[3]	Natural Gas				292,002	0.4%
†	Other Utility				105	0.0%
					1,225,372	1.8%
Total Corporate Bonds (Cost $16,537,850)					14,938,623	22.8%
†[3]	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,873,091)				1,922,404	2.9%
†	Taxable Municipal Bonds (Cost $123,784)				114,172	0.2%

				Shares
Temporary Cash Investment
4,5	Vanguard Market
	Liquidity Fund (Cost $1,008,837)	1.378%		1,008,836,880	1,008,837	1.5%
^Total Investments (Cost $64,891,766)					65,836,680	100.6%
Other Assets and Liabilities
Other Assets					955,950	1.5%
Liabilities[5]					(1,377,663)	(2.1%)
					(421,713)	(0.6%)
Net Assets					65,414,967	100.0%

Total Bond Market Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	64,693,984
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(210,234)
Unrealized Appreciation (Depreciation)
Investment Securities	944,914
Swap Contracts	(13,697)
Net Assets	65,414,967

Investor Shares—Net Assets
Applicable to 2,915,791,694 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,687,064
Net Asset Value Per Share—Investor Shares	$10.18

Admiral Shares—Net Assets
Applicable to 1,274,697,686 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,978,376
Net Asset Value Per Share—Admiral Shares	$10.18

Signal Shares—Net Assets
Applicable to 724,055,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,372,006
Net Asset Value Per Share—Signal Shares	$10.18

Institutional Shares—Net Assets
Applicable to 1,220,957,423 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,431,166
Net Asset Value Per Share—Institutional Shares	$10.18

ETF Shares—Net Assets
Applicable to 38,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,946,355
Net Asset Value Per Share—ETF Shares	$76.93

•	See Note A in Notes to Financial Statements.
^	The total value of securities on loan is $2,816,000.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $348,794,000, representing 0.5% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $2,910,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	3,055,346
Security Lending	408
Total Income	3,055,754
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,777
Management and Administrative—Investor Shares	49,209
Management and Administrative—Admiral Shares	9,134
Management and Administrative—Signal Shares	4,790
Management and Administrative—Institutional Shares	3,678
Management and Administrative—ETF Shares	1,236
Marketing and Distribution—Investor Shares	8,309
Marketing and Distribution—Admiral Shares	2,533
Marketing and Distribution—Signal Shares	1,484
Marketing and Distribution—Institutional Shares	2,872
Marketing and Distribution—ETF Shares	434
Custodian Fees	498
Auditing Fees	37
Shareholders’ Reports—Investor Shares	364
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Signal Shares	62
Shareholders’ Reports—Institutional Shares	95
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	82
Total Expenses	90,679
Net Investment Income	2,965,075
Realized Net Gain (Loss)
Investment Securities Sold	78,010
Swap Contracts	(88,516)
Realized Net Gain (Loss)	(10,506)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	151,506
Swap Contracts	(39,348)
Change in Unrealized Appreciation (Depreciation)	112,158
Net Increase (Decrease) in Net Assets Resulting from Operations	3,066,727

1 Interest income from an affiliated company of the fund was $18,416,000. See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,965,075	2,415,593
Realized Net Gain (Loss)	(10,506)	67,955
Change in Unrealized Appreciation (Depreciation)	112,158	879,638
Net Increase (Decrease) in Net Assets Resulting from Operations	3,066,727	3,363,186
Distributions
Net Investment Income
Investor Shares	(1,452,546)	(1,354,024)
Admiral Shares	(571,976)	(497,840)
Signal Shares	(309,319)	(109,165)
Institutional Shares	(539,801)	(438,102)
ETF Shares	(92,422)	(14,984)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,966,064)	(2,414,115)
Capital Share Transactions
Investor Shares	172,304	5,275,869
Admiral Shares	2,713,715	2,162,803
Signal Shares	1,929,964	4,673,272
Institutional Shares	2,908,936	1,067,474
ETF Shares	1,823,393	1,079,283
Net Increase (Decrease) from Capital Share Transactions	9,548,312	14,258,701
Total Increase (Decrease)	9,648,975	15,207,772
Net Assets
Beginning of Period	55,765,992	40,558,220
End of Period	65,414,967	55,765,992

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.477	.501	.485	.446	.441
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.497	.671	.415	.241	.427
Distributions
Dividends from Net Investment Income	(.477)	(.501)	(.485)	(.449)	(.446)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)
Total Distributions	(.477)	(.501)	(.485)	(.451)	(.467)
Net Asset Value, End of Period	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return[1]	5.05%	6.92%	4.27%	2.40%	4.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,687	$29,532	$23,769	$21,643	$19,479
Ratio of Total Expenses to
Average Net Assets	0.20%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.73%	5.02%	4.88%	4.40%	4.29%
Portfolio Turnover Rate[2]	61%	54%	63%	59%	59%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.486	.510	.494	.455	.450
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.506	.680	.424	.250	.436
Distributions
Dividends from Net Investment Income	(.486)	(.510)	(.494)	(.458)	(.455)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)
Total Distributions	(.486)	(.510)	(.494)	(.460)	(.476)
Net Asset Value, End of Period	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return	5.15%	7.02%	4.36%	2.49%	4.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,978	$10,232	$7,900	$4,529	$2,502
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.82%	5.11%	4.97%	4.49%	4.38%
Portfolio Turnover Rate[1]	61%	54%	63%	59%	59%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Financial Highlights

Signal Shares
			Sept. 1,
			2006[1] to
	Year Ended
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.486	.510	.166
Net Realized and Unrealized Gain (Loss) on Investments	.020	.170	.050
Total from Investment Operations	.506	.680	.216
Distributions
Dividends from Net Investment Income	(.486)	(.510)	(.166)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.486)	(.510)	(.166)
Net Asset Value, End of Period	$10.18	$10.16	$9.99

Total Return	5.15%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,372	$5,414	$632
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.82%	5.11%	4.97%[2]
Portfolio Turnover Rate[3]	61%	54%	63%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.490	.513	.498	.459	.453
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.510	.683	.428	.254	.439
Distributions
Dividends from Net Investment Income	(.490)	(.513)	(.498)	(.462)	(.458)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)
Total Distributions	(.490)	(.513)	(.498)	(.464)	(.479)
Net Asset Value, End of Period	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return	5.19%	7.05%	4.40%	2.53%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,431	$9,492	$8,257	$7,325	$7,444
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.86%	5.14%	5.01%	4.53%	4.41%
Portfolio Turnover Rate[1]	61%	54%	63%	59%	59%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Financial Highlights

ETF Shares
	Year	April 3,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.61	$74.95
Investment Operations
Net Investment Income	3.525	2.351
Net Realized and Unrealized Gain (Loss) on Investments	.320	1.660
Total from Investment Operations	3.845	4.011
Distributions
Dividends from Net Investment Income	(3.525)	(2.351)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.525)	(2.351)
Net Asset Value, End of Period	$76.93	$76.61

Total Return	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,946	$1,095
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	61%	54%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s

Total Bond Market Index Fund

portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.	Other: Interest income includes income distributions received from Vanguard Market Liquidity

Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $16,671,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 6.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2008, the fund realized $1,035,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $989,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2008, the fund had available realized losses of $209,240,000 to offset future net capital gains of $15,516,000 through December 31, 2013, $180,484,000 through December 31, 2014, $11,958,000 through December 31, 2016, and $1,282,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $64,891,846,000. Net unrealized appreciation of investment securities for tax purposes was $944,834,000, consisting of unrealized gains of $2,762,025,000 on securities that had risen in value since their purchase and $1,817,191,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
4/30/09	BA	65,000	2.900%	($13,697)
1 BA—Bank of America, N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. During the year ended December 31, 2008, the fund purchased $6,944,466,000 of investment securities and sold $3,796,932,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $39,039,701,000 and $32,806,541,000, respectively.

Total Bond Market Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,149,716	1,208,131	11,073,088	1,108,824
Issued in Lieu of Cash Distributions	1,412,821	140,609	1,315,967	131,724
Redeemed	(13,390,233)	(1,340,352)	(7,113,186)	(712,850)
Net Increase (Decrease)—Investor Shares	172,304	8,388	5,275,869	527,698
Admiral Shares
Issued	4,380,267	434,463	5,695,941	571,118
Issued in Lieu of Cash Distributions	515,178	51,308	444,643	44,521
Redeemed	(2,181,730)	(218,412)	(3,977,781)	(399,204)
Net Increase (Decrease)—Admiral Shares	2,713,715	267,359	2,162,803	216,435
Signal Shares
Issued	3,626,167	360,870	4,960,950	498,330
Issued in Lieu of Cash Distributions	281,653	28,052	104,471	10,404
Redeemed	(1,977,856)	(197,842)	(392,149)	(39,082)
Net Increase (Decrease)—Signal Shares	1,929,964	191,080	4,673,272	469,652
Institutional Shares
Issued	6,316,289	627,668	3,954,371	396,843
Issued in Lieu of Cash Distributions	502,440	50,060	401,200	40,156
Redeemed	(3,909,793)	(391,276)	(3,288,097)	(329,110)
Net Increase (Decrease)—Institutional Shares	2,908,936	286,452	1,067,474	107,889
ETF Shares
Issued	1,854,223	24,400	1,079,283	14,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(30,830)	(400)	—	—
Net Increase (Decrease)—ETF Shares	1,823,393	24,000	1,079,283	14,300

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	1,008,837	—
Level 2—Other significant observable inputs	64,827,843	(13,697)
Level 3—Significant unobservable inputs	—	—
Total	65,836,680	(13,697)

Short-Term Bond Index Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	988	1,975	9,168
Yield[3]		2.8%	4.0%
Investor Shares	2.6%
Admiral Shares	2.7%
Signal Shares	2.7%
ETF Shares	2.7%
Yield to Maturity	2.8%[4]	2.9%	4.0%
Average Coupon	4.2%	4.3%	5.2%
Average Effective
Maturity	2.8 years	2.8 years	5.5 years
Average Quality[5]	Aa1	Aa1	Aa1
Average Duration	2.6 years	2.6 years	3.7 years
Expense Ratio[6]
(12/31/2007)		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares[7]	0.10%
ETF Shares[7]	0.11%
Short-Term Reserves	1.0%	—	—

Sector Diversification[8] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.1%
Finance	11.2
Foreign	6.3
Government Mortgage-Backed	0.1
Industrial	11.2
Treasury/Agency	68.2
Utilities	1.9
Other	1.0

Volatility Measures[9]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.74
Beta	1.02	0.53

Distribution by Maturity (% of portfolio)

Under 1 Year	2.8%
1–3 Years	53.8
3–5 Years	42.9
Over 5 Years	0.5

Distribution by Credit Quality[5] (% of portfolio)

Aaa	75.3%
Aa	5.0
A	12.3
Baa	7.4

Investment Focus

1 Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 Moody’s Investors Service.

6 The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.19% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.10% for ETF Shares.

7 Annualized.

8 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

9 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2008				Final Value of
					a $10,000
	One Year		Five Years	Ten Years	Investment
Short-Term Bond Index Fund Investor Shares[1]		5.43%	3.92%	4.87%	$16,084
Barclays Capital U.S. Aggregate Bond Index		5.24	4.65	5.63	17,297
Barclays Capital U.S. 1–5 Year
Government/Credit Bond Index		5.12	3.96	5.10	16,447
Average 1–5 Year Investment Grade Debt Fund	[2]	–4.71	1.29	3.14	13,619

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Bond Index Fund Admiral Shares	5.51%	4.00%	3.98%	$132,148
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.04	141,995
Barclays Capital U.S. 1–5 Year
Government/Credit Bond Index	5.12	3.96	4.22	134,277

1	Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average 1–5 Year U.S. Government Fund through December 31, 2001, and the Average 1–5 Year Investment Grade Debt Fund thereafter.
3	Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

Short-Term Bond Index Fund

			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Short-Term Bond Index Fund Signal Shares	5.51%	6.39%	$1,114,927
Barclays Capital U.S. Aggregate Bond Index	5.24	6.07	1,109,046
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	5.12	6.14	1,110,405

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	5.48%	6.41%	$11,146
Barclays Capital U.S. Aggregate Bond Index	5.24	6.12	11,092
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	5.12	6.20	11,108

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2008

		Since
	One Year	Inception[1]
Short-Term Bond Index Fund ETF Shares Market Price	8.49%	14.81%
Short-Term Bond Index Fund ETF Shares Net Asset Value	5.48	11.46
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	5.12	11.08

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

	Investor Shares			Barclays[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–3.3%	5.4%	2.1%	2.1%
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2
2007	2.4	4.8	7.2	7.3
2008	1.5	3.9	5.4	5.1

1 Performance for the fund and its comparative standards is calculated since the following inception dates: March 30, 2007, for the Signal Shares and April 3, 2007, for the ETF Shares.

2 Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

Note: See Financial Highlights tables for dividend and capital gains information.

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	36,586	0.4%
U.S. Treasury
Inflation-Indexed Note	2.375%–3.500%	1/15/11–4/15/11	34,025	39,001	0.4%
U.S. Treasury Note	2.375%	8/31/10	241,435	248,753	2.6%
U.S. Treasury Note	1.500%	12/31/13	202,625	202,118	2.1%
U.S. Treasury Note	4.750%	5/31/12	176,580	197,741	2.0%
U.S. Treasury Note	2.875%	6/30/10	178,225	184,575	1.9%
U.S. Treasury Note	4.625%	7/31/12	164,050	183,915	1.9%
U.S. Treasury Note	2.000%	11/30/13	172,590	177,093	1.8%
U.S. Treasury Note	1.750%	3/31/10	170,875	173,679	1.8%
U.S. Treasury Note	6.500%	2/15/10	155,840	166,213	1.7%
U.S. Treasury Note	2.625%	5/31/10	154,725	159,392	1.7%
U.S. Treasury Note	1.500%	10/31/10	157,030	159,360	1.6%
U.S. Treasury Note	3.125%	9/30/13	139,450	150,432	1.6%
U.S. Treasury Note	2.750%	7/31/10	141,800	146,896	1.5%
U.S. Treasury Note	2.000%	9/30/10	140,090	143,636	1.5%
U.S. Treasury Note	3.125%	11/30/09	132,880	136,202	1.4%
U.S. Treasury Note	1.250%	11/30/10	129,050	130,441	1.4%
U.S. Treasury Note	4.750%	2/15/10	124,075	129,988	1.3%
U.S. Treasury Note	4.875%	6/30/12	114,750	129,004	1.3%
U.S. Treasury Note	3.375%	6/30/13	108,925	118,746	1.2%
U.S. Treasury Note	3.875%	10/31/12	107,025	118,464	1.2%
U.S. Treasury Note	4.500%	3/31/12	103,940	114,903	1.2%
U.S. Treasury Note	3.125%	8/31/13	105,330	113,543	1.2%
U.S. Treasury Note	4.500%	4/30/12	100,165	110,980	1.1%
U.S. Treasury Note	3.500%	5/31/13	101,210	110,856	1.1%
U.S. Treasury Note	2.125%	1/31/10	102,895	104,776	1.1%
U.S. Treasury Note	2.750%	10/31/13	91,650	97,436	1.0%
U.S. Treasury Note	4.500%	11/30/11	84,230	92,745	1.0%
U.S. Treasury Note	4.750%	1/31/12	75,790	84,304	0.9%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.250%	12/31/09	81,215	83,525	0.9%
	U.S. Treasury Note	2.000%	2/28/10	79,300	80,725	0.8%
	U.S. Treasury Note	4.125%	8/31/12	63,335	70,054	0.7%
	U.S. Treasury Note	4.500%	5/15/10	66,250	69,945	0.7%
	U.S. Treasury Note	0.875%	12/31/10	66,395	66,540	0.7%
	U.S. Treasury Note	1.125%	12/15/11	66,000	66,279	0.7%
	U.S. Treasury Note	4.125%	8/15/10	60,150	63,712	0.7%
	U.S. Treasury Note	4.500%	9/30/11	40,955	44,935	0.5%
	U.S. Treasury Note	1.750%	11/15/11	42,375	43,322	0.5%
	U.S. Treasury Note	2.750%–5.750%	8/15/09–11/15/13	196,520	212,309	2.2%
					4,763,124	49.3%
Agency Bonds and Notes
1	Federal Home Loan Bank	3.875%	1/15/10	46,375	47,714	0.5%
1	Federal Home Loan Bank	2.750%	6/18/10	46,650	47,643	0.5%
1	Federal Home Loan Bank	4.875%	5/14/10	43,950	46,129	0.5%
1	Federal Home Loan Bank	4.625%	10/10/12	40,000	43,796	0.5%
1	Federal Home Loan Bank	5.375%	8/19/11	37,350	40,887	0.4%
1	Federal Home Loan Bank	2.750%–5.750%	3/12/10–10/18/13	316,175	334,451	3.5%
1	Federal Home Loan
	Mortgage Corp.	5.125%	8/23/10	50,000	53,101	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	45,600	47,568	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.875%	2/9/10	40,000	41,621	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.625%	10/25/12	36,300	39,782	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	36,200	39,575	0.4%
1	Federal Home Loan
	Mortgage Corp.	2.875%–6.875%	6/11/09–1/30/14	360,825	385,654	3.8%
1	Federal National
	Mortgage Assn.	6.000%	5/15/11	74,100	81,697	0.8%
1	Federal National
	Mortgage Assn.	7.250%	1/15/10	60,250	63,996	0.7%
1	Federal National
	Mortgage Assn.	2.500%	4/9/10	50,000	50,864	0.5%
1	Federal National
	Mortgage Assn.	3.625%	2/12/13	40,350	42,675	0.4%
1	Federal National
	Mortgage Assn.	2.875%–6.625%	2/10/10–4/15/14	353,325	375,819	4.1%
†	Agency Bonds and Notes—Other				58,223	0.6%
					1,841,195	19.0%
Total U.S. Government and Agency Obligations (Cost $6,348,479)					6,604,319	68.3%
Corporate Bonds
†[2]Asset-Backed/Commercial Mortgage-Backed Securities					15,194	0.2%

Finance
†[2]	Banking				760,141	7.9%
†	Brokerage				36,299	0.4%
	Finance Companies

	General Electric Capital Corp.	4.250%–6.125%	9/13/10–5/1/13	109,960	112,176	1.3%
†	Finance Companies—Other				113,120	1.0%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Insurance				102,604	1.1%
†	Other Finance				4,386	0.0%
†	Real Estate Investment Trusts				30,085	0.3%
					1,158,811	12.0%
Industrial
†	Basic Industry				71,141	0.7%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	16,000	16,239	0.2%
†	Capital Goods—Other				118,179	1.2%
†[2]	Communication				264,064	2.7%
†[2]	Consumer Cyclical				155,097	1.6%
†[2]	Consumer Noncyclical				218,825	2.3%
†	Energy				100,238	1.0%
†[2]	Technology				84,523	0.9%
†	Transportation				30,941	0.3%
					1,059,247	10.9%
Utilities
†[2]	Electric				130,711	1.3%
†	Natural Gas				48,211	0.5%
					178,922	1.8%
Total Corporate Bonds (Cost $2,507,862)					2,412,174	24.9%
Sovereign Bonds (U.S. Dollar-Denominated)
	European Investment Bank	2.625%–5.250%	2/8/10–7/15/13	132,125	138,104	1.5%
	KFW International Finance Inc.	3.250%	10/14/11	10,950	11,281	0.1%
	Kreditanstalt fur Wiederaufbau	3.250%–4.750%	6/15/10–10/15/13	86,250	90,225	1.1%
†	Sovereign Bonds (U.S. Dollar-Denominated)—Other				327,438	3.2%
Total Sovereign Bonds (Cost $549,090)					567,048	5.9%

				Shares
Temporary Cash Investment
3	Vanguard Market
	Liquidity Fund
	(Cost $209,993)	1.378%		209,993,016	209,993	2.2%
Total Investments (Cost $9,615,424)					9,793,534	101.3%
Other Assets and Liabilities
Other Assets					161,427	1.6%
Liabilities					(282,507)	(2.9%)
					(121,080)	(1.3%)
Net Assets					9,672,454	100.0%

Short-Term Bond Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	9,556,902
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(62,558)
Unrealized Appreciation (Depreciation)	178,110
Net Assets	9,672,454

Investor Shares—Net Assets
Applicable to 358,026,846 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,679,662
Net Asset Value Per Share—Investor Shares	$10.28

Admiral Shares—Net Assets
Applicable to 158,826,915 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,632,366
Net Asset Value Per Share—Admiral Shares	$10.28

Signal Shares—Net Assets
Applicable to 312,512,062 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,211,882
Net Asset Value Per Share—Signal Shares	$10.28

ETF Shares—Net Assets
Applicable to 14,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,148,544
Net Asset Value Per Share—ETF Shares	$78.13

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $23,999,000, representing 0.2% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	319,755
Security Lending	51
Total Income	319,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	727
Management and Administrative—Investor Shares	4,868
Management and Administrative—Admiral Shares	1,174
Management and Administrative—Signal Shares	1,876
Management and Administrative—ETF Shares	509
Marketing and Distribution—Investor Shares	830
Marketing and Distribution—Admiral Shares	424
Marketing and Distribution—Signal Shares	561
Marketing and Distribution—ETF Shares	179
Custodian Fees	32
Auditing Fees	33
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—ETF Shares	19
Trustees’ Fees and Expenses	10
Total Expenses	11,314
Expenses Paid Indirectly	(27)
Net Expenses	11,287
Net Investment Income	308,519
Realized Net Gain (Loss) on Investment Securities Sold	47,739
Change in Unrealized Appreciation (Depreciation) of Investment Securities	74,389
Net Increase (Decrease) in Net Assets Resulting from Operations	430,647

1 Interest income from an affiliated company of the fund was $1,577,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,519	267,962
Realized Net Gain (Loss)	47,739	4,746
Change in Unrealized Appreciation (Depreciation)	74,389	141,069
Net Increase (Decrease) in Net Assets Resulting from Operations	430,647	413,777
Distributions
Net Investment Income
Investor Shares	(122,056)	(123,681)
Admiral Shares	(61,985)	(112,785)
Signal Shares	(94,644)	(23,692)
ETF Shares	(29,834)	(7,804)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(308,519)	(267,962)
Capital Share Transactions
Investor Shares	858,062	(22,312)
Admiral Shares	108,610	(1,070,477)
Signal Shares	1,320,260	1,820,749
ETF Shares	729,327	400,609
Net Increase (Decrease) from Capital Share Transactions	3,016,259	1,128,569
Total Increase (Decrease)	3,138,387	1,274,384
Net Assets
Beginning of Period	6,534,067	5,259,683
End of Period	9,672,454	6,534,067

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.13	$9.89	$9.92	$10.14	$10.28
Investment Operations
Net Investment Income	.389	.456	.426	.350	.303
Net Realized and Unrealized Gain (Loss)
on Investments	.150	.240	(.030)	(.220)	(.131)
Total from Investment Operations	.539	.696	.396	.130	.172
Distributions
Dividends from Net Investment Income	(.389)	(.456)	(.426)	(.350)	(.303)
Distributions from Realized Capital Gains	—	—	—	—	(.009)
Total Distributions	(.389)	(.456)	(.426)	(.350)	(.312)
Net Asset Value, End of Period	$10.28	$10.13	$9.89	$9.92	$10.14

Total Return[1]	5.43%	7.22%	4.09%	1.31%	1.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,680	$2,773	$2,731	$2,951	$3,795
Ratio of Total Expenses to
Average Net Assets	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.79%	4.58%	4.32%	3.50%	2.97%
Portfolio Turnover Rate[2]	101%	79%	106%	106%	92%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.13	$9.89	$9.92	$10.14	$10.28
Investment Operations
Net Investment Income	.397	.464	.433	.357	.310
Net Realized and Unrealized Gain (Loss)
on Investments	.150	.240	(.030)	(.220)	(.131)
Total from Investment Operations	.547	.704	.403	.137	.179
Distributions
Dividends from Net Investment Income	(.397)	(.464)	(.433)	(.357)	(.310)
Distributions from Realized Capital Gains	—	—	—	—	(.009)
Total Distributions	(.397)	(.464)	(.433)	(.357)	(.319)
Net Asset Value, End of Period	$10.28	$10.13	$9.89	$9.92	$10.14

Total Return	5.51%	7.31%	4.16%	1.38%	1.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,632	$1,502	$2,528	$2,326	$1,469
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.87%	4.66%	4.39%	3.57%	3.05%
Portfolio Turnover Rate[1]	101%	79%	106%	106%	92%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Signal Shares
	Year	Mar. 30,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$10.13	$9.93
Investment Operations
Net Investment Income	.397	.352
Net Realized and Unrealized Gain (Loss) on Investments	.150	.200
Total from Investment Operations	.547	.552
Distributions
Dividends from Net Investment Income	(.397)	(.352)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.397)	(.352)
Net Asset Value, End of Period	$10.28	$10.13

Total Return	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,212	$1,851
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	101%	79%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
	Year	Apr. 3,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.88	$74.95
Investment Operations
Net Investment Income	2.886	2.249
Net Realized and Unrealized Gain (Loss) on Investments	1.250	1.930
Total from Investment Operations	4.136	4.179
Distributions
Dividends from Net Investment Income	(2.886)	(2.249)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.886)	(2.249)
Net Asset Value, End of Period	$78.13	$76.88

Total Return	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,149	$407
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	101%	79%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Short-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,467,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $27,000 (an annual rate of 0.00% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2008, the fund realized $847,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had available realized losses of $62,473,000 to offset future net capital gains through December 31, 2014.

At December 31, 2008, the cost of investment securities for tax purposes was $9,615,458,000. Net unrealized appreciation of investment securities for tax purposes was $178,076,000, consisting of unrealized gains of $306,246,000 on securities that had risen in value since their purchase and $128,170,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2008, the fund purchased $1,634,002,000 of investment securities and sold $634,829,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,371,843,000 and $7,358,624,000, respectively.

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,042,093	200,868	967,475	97,217
Issued in Lieu of Cash Distributions	110,107	10,827	109,716	11,019
Redeemed	(1,294,138)	(127,426)	(1,099,503)	(110,511)
Net Increase (Decrease)—Investor Shares	858,062	84,269	(22,312)	(2,275)
Admiral Shares
Issued	660,329	64,940	839,149	84,482
Issued in Lieu of Cash Distributions	54,719	5,378	97,753	9,833
Redeemed	(606,438)	(59,784)	(2,007,379)	(201,569)
Net Increase (Decrease)—Admiral Shares	108,610	10,534	(1,070,477)	(107,254)
Signal Shares
Issued	2,041,854	200,877	1,947,326	195,338
Issued in Lieu of Cash Distributions	86,207	8,482	21,187	2,105
Redeemed	(807,801)	(79,607)	(147,764)	(14,683)
Net Increase (Decrease)—Signal Shares	1,320,260	129,752	1,820,749	182,760
ETF Shares
Issued	790,243	10,200	400,609	5,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(60,916)	(800)	—	—
Net Increase (Decrease)—ETF Shares	729,327	9,400	400,609	5,300

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Short-Term Bond Index Fund

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	209,993
Level 2—Other significant observable inputs	9,583,541
Level 3—Significant unobservable inputs	—
Total	9,793,534

Intermediate-Term Bond Index Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	967	1,423	9,168
Yield[3]		4.4%	4.0%
Investor Shares	4.5%
Admiral Shares	4.5%
Signal Shares	4.5%
Institutional Shares	4.6%
ETF Shares	4.6%
Yield to Maturity	4.5%[4]	4.6%	4.0%
Average Coupon	5.7%	5.5%	5.2%
Average Effective
Maturity	7.5 years	7.7 years	5.5 years
Average Quality[5]	Aa2	Aa2	Aa1
Average Duration	6.2 years	6.2 years	3.7 years
Expense Ratio[6]
(12/31/2007)		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares[7]	0.10%
Institutional Shares	0.07%
ETF Shares[7]	0.11%
Short-Term Reserves	1.3%	—	—

Sector Diversification[8] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.0%
Finance	17.2
Foreign	6.9
Government Mortgage-Backed	0.2
Industrial	17.8
Treasury/Agency	52.5
Utilities	4.1
Other	1.3

Volatility Measures[9]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.96
Beta	1.02	1.59

Distribution by Maturity (% of portfolio)

Under 1 Year	1.4%
1–5 Years	5.7
5–10 Years	92.4
10–20 Years	0.5

Distribution by Credit Quality[5] (% of portfolio)

Aaa	58.2%
Aa	5.0
A	21.9
Baa	14.9

Investment Focus

1	Barclays Capital U.S. 5–10 Year Government/Credit Bond Index.
2	Barclays Capital U.S. Aggregate Bond Index.
3	30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4	Before expenses.
5	Moody’s Investors Service.
6

The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.19% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

7	Annualized.
8	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
9	For an explanation of R-squared, beta , and other terms used here, see the Glossary

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
Periods Ended December 31, 2008				a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Bond Index Fund
Investor Shares[1]	4.93%	4.67%	5.81%	$17,587
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63	17,297
Barclays Capital U.S. 5–10 Year
Government/Credit Bond Index	5.06	4.69	6.00	17,901
Average Intermediate-Term Investment Grade
Debt Fund[2]	–4.43	1.94	3.77	14,477

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Bond Index Fund Admiral Shares	5.01%	4.75%	5.23%	$143,854
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	4.89	140,617
Barclays Capital U.S. 5–10 Year
Government/Credit Bond Index	5.06	4.69	5.48	146,272

1 Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

Intermediate-Term Bond Index Fund

			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Intermediate-Term Bond Index Fund Signal Shares	5.01%	7.54%	$1,121,355
Barclays Capital U.S. Aggregate Bond Index	5.24	7.03	1,112,899
Barclays Capital U.S. 5–10 Year Government/Credit Bond Index	5.06	7.48	1,120,289

			Final Value of
		Since	a $25,000,000
	One Year	Inception[1]	Investment
Intermediate-Term Bond Index Fund Institutional Shares	5.05%	5.85%	$29,526,326
Barclays Capital U.S. Aggregate Bond Index	5.24	5.67	29,380,520
Barclays Capital U.S. 5–10 Year Government/Credit Bond Index	5.06	5.71	29,415,007

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	5.07%	6.40%	$11,144
Barclays Capital U.S. Aggregate Bond Index	5.24	6.12	11,092
Barclays Capital U.S. 5–10 Year Government/Credit Bond Index	5.06	6.30	11,125

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2008
		Since
	One Year	Inception[1]
Intermediate-Term Bond Index Fund ETF Shares
Market Price	7.70%	14.60%
Intermediate-Term Bond Index Fund ETF Shares
Net Asset Value	5.07	11.44
Barclays Capital U.S. 5–10 Year U.S. Government/Credit Bond Index	5.06	11.25

1

Performance for the fund and its comparative standards is calculated since the following inception dates: June 4, 2007, for the Signal Shares; January 26, 2006, for the Institutional Shares; and April 3, 2007, for the ETF Shares.

Intermediate-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–9.0%	6.0%	–3.0%	–2.9%
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8
2007	2.4	5.2	7.6	7.6
2008	0.0	4.9	4.9	5.1

1 Barclays Capital U.S. 5–10 Year Government/Credit Bond Index.

Note: See Financial Highlights tables for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	7.500%	11/15/16	164,345	224,665	2.6%
	U.S. Treasury Bond	8.750%	5/15/17	146,870	216,450	2.5%
	U.S. Treasury Bond	8.875%	8/15/17	113,285	168,936	2.0%
	U.S. Treasury Bond	9.125%	5/15/18	104,495	161,837	1.9%
	U.S. Treasury Bond	9.250%	2/15/16	106,370	155,317	1.8%
	U.S. Treasury Bond	9.875%	11/15/15	102,200	152,406	1.8%
	U.S. Treasury Bond	10.625%	8/15/15	98,410	148,984	1.7%
	U.S. Treasury Bond	7.250%	5/15/16	100,325	134,419	1.6%
	U.S. Treasury Bond	11.250%	2/15/15	85,615	130,001	1.5%
	U.S. Treasury Bond	8.875%	2/15/19	21,850	33,646	0.4%
	U.S. Treasury Note	3.750%	11/15/18	230,535	261,477	3.0%
	U.S. Treasury Note	4.500%	5/15/17	221,720	260,625	3.0%
	U.S. Treasury Note	4.750%	8/15/17	173,475	207,790	2.4%
	U.S. Treasury Note	4.625%	2/15/17	160,290	189,894	2.2%
	U.S. Treasury Note	4.875%	8/15/16	127,380	152,219	1.8%
	U.S. Treasury Note	5.125%	5/15/16	102,800	124,517	1.4%
	U.S. Treasury Note	4.000%	8/15/18	93,875	108,631	1.3%
	U.S. Treasury Note	2.750%	10/31/13	96,175	102,247	1.2%
	U.S. Treasury Note	2.000%	11/30/13	93,575	96,016	1.1%
	U.S. Treasury Note	4.250%	8/15/15	71,450	83,027	1.0%
	U.S. Treasury Note	4.125%	5/15/15	49,470	56,736	0.7%
	U.S. Treasury Note	1.500%	12/31/13	43,875	43,765	0.5%
	U.S. Treasury Note	4.625%	11/15/16	35,400	41,844	0.5%
	U.S. Treasury Note	3.375%	7/31/13	36,775	40,165	0.5%
	U.S. Treasury Note	3.125%	9/30/13	32,825	35,410	0.4%
	U.S. Treasury Note	3.500%	2/15/18	30,100	33,388	0.4%
	U.S. Treasury Note	2.125%–4.875%	11/30/09–11/15/17	146,795	166,008	1.8%
					3,530,420	41.0%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.500%	8/13/14	54,425	62,306	0.7%

1	Federal Home Loan Bank	4.750%	12/16/16	30,500	33,758	0.4%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan Bank	5.375%	5/18/16	27,850	31,778	0.4%
1	Federal Home Loan Bank	5.000%	11/17/17	25,700	29,255	0.3%
1	Federal Home Loan Bank	4.875%	5/17/17	24,225	27,190	0.3%
1	Federal Home Loan Bank	5.000%–5.625%	6/18/14–8/15/18	25,935	29,117	0.4%
1	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	58,525	65,748	0.8%
1	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	49,000	55,821	0.6%
1	Federal Home Loan
	Mortgage Corp.	5.500%	7/18/16	42,500	49,323	0.6%
1	Federal Home Loan
	Mortgage Corp.	5.125%	11/17/17	39,500	45,640	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.875%	6/13/18	27,100	31,092	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.750%	1/19/16	27,925	30,948	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.500%–5.125%	1/15/14–12/14/18	81,050	88,822	1.1%
1	Federal National
	Mortgage Assn.	5.000%	2/13/17	35,825	40,655	0.5%
1	Federal National
	Mortgage Assn.	5.250%	9/15/16	32,925	37,699	0.4%
1	Federal National
	Mortgage Assn.	4.625%	10/15/14	32,225	35,613	0.4%
1	Federal National
	Mortgage Assn.	4.875%	12/15/16	29,900	33,532	0.4%
1	Federal National
	Mortgage Assn.	5.000%	5/11/17	26,000	29,618	0.3%
1	Federal National
	Mortgage Assn.	5.375%	6/12/17	25,000	29,243	0.3%
1	Federal National
	Mortgage Assn.	5.000%	4/15/15	25,000	28,161	0.3%
1	Federal National
	Mortgage Assn.	4.125%	4/15/14	25,600	27,657	0.3%
1	Federal National
	Mortgage Assn.	3.250%–5.125%	2/15/09–3/15/16	54,650	58,395	0.7%
†	Agency Bonds and Notes—Other				67,176	0.7%
					968,547	11.2%
Total U.S. Government and Agency Obligations (Cost $4,038,039)					4,498,967	52.2%
Corporate Bonds
†[3]Asset-Backed/Commercial Mortgage-Backed Securities					2,561	0.0%

Finance
	Banking
	Associates Corp. of
	North America	6.950%	11/1/18	1,150	1,168	0.0%
	Bank of America Corp.	5.125%–6.100%	6/15/14–5/1/18	95,800	93,541	1.1%
	Bank One Corp.	4.900%	4/30/15	6,150	5,747	0.1%
	Bear Stearns Co., Inc.	5.300%–7.250%	11/15/14–2/1/18	51,800	52,749	0.6%
2,3	Citicorp Lease
	Pass-Through Trust	8.040%	12/15/19	2,100	2,048	0.0%
	Citigroup, Inc.	4.700%–6.125%	5/5/14–5/15/18	95,669	90,220	1.0%

Countrywide Financial Corp.	6.250%	5/15/16	6,250	5,961	0.1%
Goldman Sachs Group, Inc.	5.000%–6.250%	10/1/14–4/1/18	108,600	99,112	1.2%
JPMorgan Chase & Co.	4.750%–6.125%	1/15/14–1/15/18	71,365	70,768	0.8%
MBNA Corp.	5.000%	6/15/15	1,300	1,190	0.0%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Morgan Stanley Dean Witter	4.750%–6.625%	4/1/14–4/1/18	116,200	98,448	1.2%
	NationsBank Corp.	7.750%	8/15/15	1,000	1,041	0.0%
†[3]	Banking—Other				408,536	4.7%
	Brokerage
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	33,125	34,858	0.4%
	Merrill Lynch & Co., Inc.	5.000%–6.875%	2/3/14–11/15/18	56,725	54,731	0.6%
†	Brokerage—Other				15,558	0.2%
	Finance Companies
	General Electric Capital Corp.	5.625%	5/1/18	27,800	27,994	0.3%
2	General Electric Capital Corp.	5.375%–6.375%	6/4/14–11/15/67	60,325	54,609	0.6%
	HSBC Finance Corp.	5.000%	6/30/15	30,550	27,814	0.3%
†	Finance Companies—Other				55,048	0.7%
†[3]	Insurance				201,692	2.3%
†	Other Finance				1,577	0.0%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,087	0.0%
†	Real Estate Investment Trusts—Other				64,681	0.8%
					1,470,178	17.0%
Industrial
†[3]	Basic Industry				151,601	1.8%
	Capital Goods
	General Electric Co.	5.250%	12/6/17	22,225	22,413	0.3%
†[3]	Capital Goods—Other				132,241	1.5%
†[3]	Communication				308,655	3.6%
†	Consumer Cyclical				151,375	1.8%
†[3]	Consumer Noncyclical				421,919	4.9%
†	Energy				130,438	1.5%
†	Other Industrial				1,211	0.0%
†[3]	Technology				129,900	1.5%
†	Transportation				55,201	0.6%
					1,504,954	17.5%
Utilities
†[3]	Electric				241,103	2.8%
†[3]	Natural Gas				100,833	1.2%
†	Other Utility				3,088	0.0%
					345,024	4.0%
Total Corporate Bonds (Cost $3,658,016)					3,322,717	38.5%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	35,975	40,817	0.5%
	Republic of Italy	5.250%	9/20/16	30,800	33,704	0.4%
†[3]	Sovereign Bonds (U.S. Dollar-Denominated)—Other				503,394	5.8%
Total Sovereign Bonds (Cost $546,663)					577,915	6.7%
†	Taxable Municipal Bonds (Cost $ 1,348)				1,350	0.0%

				Shares

Temporary Cash Investment
4,5	Vanguard Market
	Liquidity Fund (Cost $161,988)	1.378%	161,987,990	161,988	1.9%
^Total Investments (Cost $8,406,054)				8,562,937	99.3%
Other Assets and Liabilities
Other Assets				222,465	2.6%
Liabilities[5]				(164,113)	(1.9%)
				58,352	0.7%
Net Assets				8,621,289	100.0%

Intermediate-Term Bond Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	8,564,839
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(100,433)
Unrealized Appreciation (Depreciation)	156,883
Net Assets	8,621,289

Investor Shares—Net Assets
Applicable to 315,938,286 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,318,190
Net Asset Value Per Share—Investor Shares	$10.50

Admiral Shares—Net Assets
Applicable to 233,989,712 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,457,501
Net Asset Value Per Share—Admiral Shares	$10.50

Signal Shares—Net Assets
Applicable to 163,754,233 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,719,860
Net Asset Value Per Share—Signal Shares	$10.50

Institutional Shares—Net Assets
Applicable to 48,392,590 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	508,256
Net Asset Value Per Share—Institutional Shares	$10.50

ETF Shares—Net Assets
Applicable to 8,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	617,482
Net Asset Value Per Share—ETF Shares	$77.19

• See Note A in Notes to Financial Statements.

^ The total value of securities on loan is $19,443,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $74,047,000, representing 0.9% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Includes $19,929,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	401,249
Security Lending	69
Total Income	401,318
Expenses
The Vanguard Group—Note B
Investment Advisory Services	746
Management and Administrative—Investor Shares	4,797
Management and Administrative—Admiral Shares	1,779
Management and Administrative—Signal Shares	1,217
Management and Administrative—Institutional Shares	157
Management and Administrative—ETF Shares	248
Marketing and Distribution—Investor Shares	852
Marketing and Distribution—Admiral Shares	610
Marketing and Distribution—Signal Shares	366
Marketing and Distribution—Institutional Shares	103
Marketing and Distribution—ETF Shares	85
Custodian Fees	40
Auditing Fees	44
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	11
Trustees’ Fees and Expenses	10
Total Expenses	11,125
Net Investment Income	390,193
Realized Net Gain (Loss) on Investment Securities Sold	(3,055)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	385,583

1 Interest income from an affiliated company of the fund was $2,261,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	390,193	325,533
Realized Net Gain (Loss)	(3,055)	(11,939)
Change in Unrealized Appreciation (Depreciation)	(1,555)	181,051
Net Increase (Decrease) in Net Assets Resulting from Operations	385,583	494,645
Distributions
Net Investment Income
Investor Shares	(153,431)	(145,450)
Admiral Shares	(117,970)	(147,649)
Signal Shares	(78,791)	(16,843)
Institutional Shares	(21,395)	(12,780)
ETF Shares	(18,606)	(2,811)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(390,193)	(325,533)
Capital Share Transactions
Investor Shares	300,687	18,303
Admiral Shares	153,622	(862,632)
Signal Shares	277,805	1,409,058
Institutional Shares	238,476	83,678
ETF Shares	444,484	165,478
Net Increase (Decrease) from Capital Share Transactions	1,415,074	813,885
Total Increase (Decrease)	1,410,464	982,997
Net Assets
Beginning of Period	7,210,825	6,227,828
End of Period	8,621,289	7,210,825

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.36	$10.68	$10.69
Investment Operations
Net Investment Income	.498	.507	.499	.492	.506
Net Realized and Unrealized Gain (Loss)
on Investments	—	.250	(.110)	(.309)	.038
Total from Investment Operations	.498	.757	.389	.183	.544
Distributions
Dividends from Net Investment Income	(.498)	(.507)	(.499)	(.492)	(.506)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.048)
Total Distributions	(.498)	(.507)	(.499)	(.503)	(.554)
Net Asset Value, End of Period	$10.50	$10.50	$10.25	$10.36	$10.68

Total Return[1]	4.93%	7.61%	3.91%	1.75%	5.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,318	$3,020	$2,929	$3,009	$3,501
Ratio of Total Expenses to
Average Net Assets	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.81%	4.74%	4.91%	4.68%	4.75%
Portfolio Turnover Rate[2]	89%	72%	86%	76%	84%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.36	$10.68	$10.69
Investment Operations
Net Investment Income	.506	.515	.506	.499	.514
Net Realized and Unrealized Gain (Loss)
on Investments	—	.250	(.110)	(.309)	.038
Total from Investment Operations	.506	.765	.396	.190	.552
Distributions
Dividends from Net Investment Income	(.506)	(.515)	(.506)	(.499)	(.514)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.048)
Total Distributions	(.506)	(.515)	(.506)	(.510)	(.562)
Net Asset Value, End of Period	$10.50	$10.50	$10.25	$10.36	$10.68

Total Return	5.01%	7.70%	3.98%	1.82%	5.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,458	$2,308	$3,118	$2,949	$1,127
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.89%	4.82%	4.98%	4.75%	4.82%
Portfolio Turnover Rate[1]	89%	72%	86%	76%	84%

1Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares
	Year	June 4,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$10.50	$10.12
Investment Operations
Net Investment Income	.506	.297
Net Realized and Unrealized Gain (Loss) on Investments	—	.380
Total from Investment Operations	.506	.677
Distributions
Dividends from Net Investment Income	(.506)	(.297)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.506)	(.297)
Net Asset Value, End of Period	$10.50	$10.50

Total Return	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,720	$1,443
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	89%	72%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

			Jan. 26,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.510	.518	.473
Net Realized and Unrealized Gain (Loss) on Investments	—	.250	(.040)
Total from Investment Operations	.510	.768	.433
Distributions
Dividends from Net Investment Income	(.510)	(.518)	(.473)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.510)	(.518)	(.473)
Net Asset Value, End of Period	$10.50	$10.50	$10.25

Total Return	5.05%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$508	$271	$181
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	4.93%	4.85%	5.01%[2]
Portfolio Turnover Rate[3]	89%	72%	86%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
	Year	April 3,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.96	$74.90
Investment Operations
Net Investment Income	3.537	2.389
Net Realized and Unrealized Gain (Loss) on Investments	.230	2.060
Total from Investment Operations	3.767	4.449
Distributions
Dividends from Net Investment Income	(3.537)	(2.389)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.537)	(2.389)
Net Asset Value, End of Period	$77.19	$76.96

Total Return	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$617	$169
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	89%	72%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,169,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2008, the fund realized $4,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had available realized losses of $99,841,000 to offset future net capital gains of $77,200,000 through December 31, 2014, $13,823,000 through December 31, 2015, and $8,818,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $8,406,510,000. Net unrealized appreciation of investment securities for tax purposes was $156,427,000, consisting of unrealized gains of $543,240,000 on securities that had risen in value since their purchase and $386,813,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $2,166,133,000 of investment securities and sold $1,231,720,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,114,361,000 and $5,717,226,000, respectively.

Intermediate-Term Bond Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,230,796	118,492	841,805	82,113
Issued in Lieu of Cash Distributions	136,232	13,198	128,561	12,519
Redeemed	(1,066,341)	(103,456)	(952,063)	(92,763)
Net Increase (Decrease)—Investor Shares	300,687	28,234	18,303	1,869
Admiral Shares
Issued	668,252	64,244	857,674	83,767
Issued in Lieu of Cash Distributions	101,648	9,843	120,421	11,741
Redeemed	(616,278)	(60,024)	(1,840,727)	(179,897)
Net Increase (Decrease)—Admiral Shares	153,622	14,063	(862,632)	(84,389)
Signal Shares
Issued	753,648	72,597	1,465,314	142,845
Issued in Lieu of Cash Distributions	56,772	5,502	11,583	1,109
Redeemed	(532,615)	(51,782)	(67,839)	(6,517)
Net Increase (Decrease)—Signal Shares	277,805	26,317	1,409,058	137,437
Institutional Shares
Issued	326,022	31,113	163,863	15,953
Issued in Lieu of Cash Distributions	18,455	1,795	10,348	1,008
Redeemed	(106,001)	(10,288)	(90,533)	(8,826)
Net Increase (Decrease)—Institutional Shares	238,476	22,620	83,678	8,135
ETF Shares
Issued	451,599	5,900	165,478	2,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,115)	(100)	—	—
Net Increase (Decrease)—ETF Shares	444,484	5,800	165,478	2,200

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

Intermediate-Term Bond Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	161,988
Level 2—Other significant observable inputs	8,400,949
Level 3—Significant unobservable inputs	—
Total	8,562,937

Long-Term Bond Index Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	798	1,114	9,168
Yield[3]		5.0%	4.0%
Investor Shares	4.9%
Institutional Shares	5.0%
ETF Shares	5.0%
Yield to Maturity	5.0%[4]	5.1%	4.0%
Average Coupon	6.6%	6.6%	5.2%
Average Effective
Maturity	21.0 years	21.3 years	5.5 years
Average Quality[5]	Aa2	Aa2	Aa1
Average Duration	11.6 years	11.6 years	3.7 years
Expense Ratio[6]
(12/31/2007)		—	—
Investor Shares	0.18%
Institutional Shares	0.07%
ETF Shares[7]	0.11%
Short-Term Reserves	1.1%	—	—

Sector Diversification[8] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.1%
Finance	10.0
Foreign	7.4
Government Mortgage-Backed	0.0
Industrial	24.2
Treasury/Agency	50.9
Utilities	6.3
Other	1.1

Volatility Measures[9]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.92
Beta	1.00	2.65

Distribution by Maturity (% of portfolio)

Under 1 Year	1.2%
1–5 Years	0.3
5–10 Years	1.9
10–20 Years	42.5
20–30 Years	53.3
Over 30 Years	0.8

Distribution by Credit Quality[5] (% of portfolio)

Aaa	54.7%
Aa	6.4
A	20.4
Baa	18.5

Investment Focus

1 Barclays Capital U.S. Long Government/Credit Bond Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 Moody’s Investors Service.

6 The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.19% for Investor Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

7 Annualized.

8 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

9 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

Average Annual Total Returns				Final Value of
Periods Ended December 31, 2008				a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Bond Index Fund Investor Shares[1]	8.64%	6.30%	6.65%	$19,039
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63	17,297
Barclays Capital U.S. Long
Government/Credit Bond Index	8.44	6.31	6.62	18,991
Average Corporate A-Rated Debt Fund[2]	–5.88	1.61	3.57	14,195

			Final Value of
		Since	a $25,000,000
	One Year	Inception[3]	Investment
Long-Term Bond Index Fund Institutional Shares	8.77%	6.63%	$30,136,967
Barclays Capital U.S. Aggregate Bond Index	5.24	5.74	29,405,017
Barclays Capital U.S. Long
Government/Credit Bond Index	8.44	6.45	29,985,140

1	Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average General U.S. Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.
3	Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception on February 2, 2006.

Long-Term Bond Index Fund

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Long-Term Bond Index Fund ETF Shares
Net Asset Value	8.70%	8.33%	$11,498
Barclays Capital U.S. Aggregate Bond Index	5.24	6.12	11,092
Barclays Capital U.S. Long
Government/Credit Bond Index	8.44	8.05	11,447

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2008
		Since
	One Year	Inception[1]
Long-Term Bond Index Fund ETF Shares Market Price	9.86%	16.74%
Long-Term Bond Index Fund ETF Shares Net Asset Value	8.70	14.98
Barclays Capital U.S. Long Government/Credit Bond Index	8.44	14.47

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

	Investor Shares			Barclays[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–13.5%	5.6%	–7.9%	–7.7%
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7
2007	1.0	5.6	6.6	6.6
2008	2.8	5.8	8.6	8.4

1 Performance for the fund’s ETF Shares and comparative standards is calculated since the ETF Shares’ inception on April 3, 2007.

2 Barclays Capital U.S. Long Government/Credit Bond Index.

Note: See Financial Highlights tables for dividend and capital gains information.

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.000%	11/15/21	95,645	145,351	4.8%
U.S. Treasury Bond	8.750%	8/15/20	60,475	94,568	3.1%
U.S. Treasury Bond	5.500%	8/15/28	62,455	84,568	2.8%
U.S. Treasury Bond	6.750%	8/15/26	50,165	75,781	2.5%
U.S. Treasury Bond	4.500%	5/15/38	54,885	75,090	2.5%
U.S. Treasury Bond	6.000%	2/15/26	51,825	72,329	2.4%
U.S. Treasury Bond	8.125%	8/15/21	44,985	68,567	2.2%
U.S. Treasury Bond	6.375%	8/15/27	43,105	63,182	2.1%
U.S. Treasury Bond	7.125%	2/15/23	42,610	61,937	2.0%
U.S. Treasury Bond	7.875%	2/15/21	39,280	58,466	1.9%
U.S. Treasury Bond	4.750%	2/15/37	41,350	57,761	1.9%
U.S. Treasury Bond	5.000%	5/15/37	39,200	56,950	1.9%
U.S. Treasury Bond	4.500%	2/15/36	42,605	56,745	1.9%
U.S. Treasury Bond	4.375%	2/15/38	42,228	56,730	1.8%
U.S. Treasury Bond	7.625%	11/15/22	36,745	55,433	1.8%
U.S. Treasury Bond	6.250%	8/15/23	40,045	54,749	1.8%
U.S. Treasury Bond	8.750%	5/15/20	28,730	44,774	1.5%
U.S. Treasury Bond	6.125%	8/15/29	25,105	36,912	1.2%
U.S. Treasury Bond	6.625%	2/15/27	22,305	33,405	1.1%
U.S. Treasury Bond	5.250%	2/15/29	16,600	22,042	0.7%
U.S. Treasury Bond	5.375%	2/15/31	15,810	21,766	0.7%
U.S. Treasury Bond	6.125%	11/15/27	13,850	19,890	0.6%
U.S. Treasury Bond	7.250%	8/15/22	11,695	17,049	0.6%
U.S. Treasury Bond	5.250%	11/15/28	9,670	12,787	0.4%
U.S. Treasury Bond	6.250%–9.125%	5/15/17–5/15/30	10,925	16,513	0.5%
U.S. Treasury Note	3.750%	11/15/18	15,100	17,127	0.6%
U.S. Treasury Note	3.250%–6.500%	1/15/09–2/15/10	6,235	6,451	0.1%
				1,386,923	45.4%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	6.750%	3/15/31	8,400	12,287	0.4%
1	Federal Home Loan
	Mortgage Corp.	6.250%	7/15/32	8,175	11,544	0.4%
1	Federal Home Loan
	Mortgage Corp.	6.750%	9/15/29	7,700	11,032	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.875%	6/13/18	3,000	3,442	0.1%
1	Federal National
	Mortgage Assn.	7.250%	5/15/30	12,435	18,986	0.6%
1	Federal National
	Mortgage Assn.	7.125%	1/15/30	12,075	18,035	0.6%
1	Federal National
	Mortgage Assn.	6.625%	11/15/30	9,800	14,127	0.5%
1	Federal National
	Mortgage Assn.	6.250%	5/15/29	7,625	10,388	0.3%
1	Federal National
	Mortgage Assn.	0.000%–6.210%	10/9/19–8/6/38	13,625	10,367	0.3%
†	Agency Bonds and Notes—Other				69,753	2.3%
					179,961	5.9%
Total U.S. Government and Agency Obligations (Cost $1,284,749)					1,566,884	51.3%
Corporate Bonds
†Asset-Backed/Commercial Mortgage-Backed Securities					2,521	0.1%

Finance
	Banking
	Goldman Sachs Group, Inc.	6.750%	10/1/37	10,875	8,947	0.3%
†[2]	Banking—Other				164,645	5.4%
†	Brokerage				12,619	0.4%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	16,350	17,720	0.6%
	General Electric Capital Corp.	6.150%	8/7/37	4,925	4,878	0.2%
	General Electric Capital Corp.	5.875%	1/14/38	14,100	14,011	0.4%
†	Finance Companies—Other				2,939	0.1%
†[2]	Insurance				65,206	2.1%
†	Real Estate Investment Trusts				980	0.0%
					291,945	9.5%
Industrial
†	Basic Industry				41,638	1.4%
†	Capital Goods				55,644	1.8%
	Communication
	Ameritech Capital Funding	6.550%	1/15/28	1,000	903	0.0%
	AT&T Inc.	6.450%	6/15/34	7,750	8,614	0.3%
	AT&T Inc.	6.300%–8.000%	11/15/31–1/15/38	19,050	22,252	0.8%
	AT&T Wireless	8.750%	3/1/31	5,850	7,168	0.2%
	BellSouth Capital
	Funding Corp.	7.875%	2/15/30	4,250	4,597	0.2%

BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	5,230	5,083	0.1%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	4,140	4,052	0.1%
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,440	0.1%
Deutsche Telekom
International Finance	8.750%	6/15/30	8,825	10,855	0.4%
France Telecom	8.500%	3/1/31	6,625	8,016	0.3%

Long-Term Bond Index Fund

					Face	Market	Percentage
				Maturity	Amount	Value•	of Net
			Coupon	Date	($000)	($000)	Assets
	Michigan Bell Telephone Co.		7.850%	1/15/22	1,522	1,501	0.0%
	News America Inc.		6.200%	12/15/34	9,350	8,248	0.3%
	Pacific Bell		7.125%	3/15/26	550	575	0.0%
	Time Warner Cable Inc.		6.550%–8.750%	2/14/19–7/1/38	10,250	10,443	0.4%
	Time Warner Entertainment		8.375%	3/15/23–7/15/33	4,683	4,698	0.2%
	Verizon Global Funding Corp.		7.750%	12/1/30	7,525	8,360	0.3%
†	Communication—Other					95,010	2.9%
	Consumer Cyclical
	Time Warner, Inc.		6.500%–9.150%	2/1/23–11/15/36	17,555	16,630	0.5%
†	Consumer Cyclical—Other					71,494	2.4%
	Consumer Noncyclical
	AstraZeneca PLC		6.450%	9/15/37	7,275	8,311	0.3%
†[2]	Consumer Noncyclical—Other					150,379	4.9%
	Energy
	Tosco Corp.		8.125%	2/15/30	7,500	8,820	0.3%
†	Energy—Other					93,340	3.1%
†	Technology					24,853	0.8%
†	Transportation					40,386	1.3%
						714,310	23.4%
Utilities
	Electric
	Pacific Gas & Electric Co.		6.050%	3/1/34	8,800	9,123	0.3%
†	Electric—Other					129,238	4.2%
†	Natural Gas					43,089	1.4%
†	Other Utility					1,474	0.1%
						182,924	6.0%
Total Corporate Bonds (Cost $1,321,700)						1,191,700	39.0%
Sovereign Bonds (U.S. Dollar-Denominated)
	Federative Republic of Brazil		8.750%	2/4/25	8,500	10,370	0.3%
	Federative Republic of Brazil		10.125%	5/15/27	6,700	9,223	0.3%
	Federative Republic of Brazil	8.250%–8.875%		4/15/24–1/20/34	9,500	11,604	0.4%
	Federative Republic of Brazil		7.125%	1/20/37	7,500	8,400	0.3%
	Federative Republic of Brazil		11.000%	8/17/40	13,000	16,900	0.5%
	Republic of Italy		6.875%	9/27/23	6,600	8,341	0.3%
	United Mexican States		6.750%	9/27/34	15,625	16,328	0.5%
	United Mexican States	5.950%–8.300%		3/19/19–1/11/40	15,225	16,575	0.5%
†[2]	Sovereign Bonds (U.S. Dollar-Denominated)—Other					78,281	2.6%
Total Sovereign Bonds (Cost $173,101)						176,022	5.7%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO		5.100%	6/1/33	22,125	19,381	0.6%
†	Taxable Municipal Bonds—Other					25,922	0.9%
Total Taxable Municipal Bonds (Cost $50,184)						45,303	1.5%

					Shares
Temporary Cash Investment
3	Vanguard Market
	Liquidity Fund (Cost $50,70	0)	1.378%		50,699,568	50,700	1.7%
Total Investments (Cost $2,880,434)						3,030,609	99.2%
Other Assets and Liabilities
Other Assets						65,181	2.1%
Liabilities						(40,263)	(1.3%)
						24,918	0.8%
Net Assets						3,055,527	100.0%

Long-Term Bond Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	2,918,322
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,970)
Unrealized Appreciation (Depreciation)	150,175
Net Assets	3,055,527

Investor Shares—Net Assets
Applicable to 210,111,514 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,518,086
Net Asset Value Per Share—Investor Shares	$11.98

Institutional Shares—Net Assets
Applicable to 32,373,083 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	387,986
Net Asset Value Per Share—Institutional Shares	$11.98

ETF Shares—Net Assets
Applicable to 1,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	149,455
Net Asset Value Per Share—ETF Shares	$78.66

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $7,753,000, representing 0.3% of net assets of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	159,646
Total Income	159,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	265
Management and Administrative—Investor Shares	3,503
Management and Administrative—Institutional Shares	120
Management and Administrative—ETF Shares	63
Marketing and Distribution—Investor Shares	563
Marketing and Distribution—Institutional Shares	109
Marketing and Distribution—ETF Shares	25
Custodian Fees	44
Auditing Fees	21
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Trustees’ Fees and Expenses	4
Total Expenses	4,768
Net Investment Income	154,878
Realized Net Gain (Loss) on Investment Securities Sold	911
Change in Unrealized Appreciation (Depreciation) of Investment Securities	80,786
Net Increase (Decrease) in Net Assets Resulting from Operations	236,575

1	Interest income from an affiliated company of the fund was $598,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,878	129,316
Realized Net Gain (Loss)	911	5,859
Change in Unrealized Appreciation (Depreciation)	80,786	31,059
Net Increase (Decrease) in Net Assets Resulting from Operations	236,575	166,234
Distributions
Net Investment Income
Investor Shares	(126,834)	(108,892)
Institutional Shares	(22,249)	(18,670)
ETF Shares	(5,795)	(1,754)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(154,878)	(129,316)
Capital Share Transactions
Investor Shares	171,319	350,915
Institutional Shares	(32,056)	99,345
ETF Shares	58,839	81,728
Net Increase (Decrease) from Capital Share Transactions	198,102	531,988
Total Increase (Decrease)	279,799	568,906
Net Assets
Beginning of Period	2,775,728	2,206,822
End of Period	3,055,527	2,775,728

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.65	$11.53	$11.84	$11.82	$11.50
Investment Operations
Net Investment Income	.618	.613	.603	.601	.617
Net Realized and Unrealized Gain (Loss)
on Investments	.330	.120	(.310)	.020	.320
Total from Investment Operations	.948	.733	.293	.621	.937
Distributions
Dividends from Net Investment Income	(.618)	(.613)	(.603)	(.601)	(.617)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.618)	(.613)	(.603)	(.601)	(.617)
Net Asset Value, End of Period	$11.98	$11.65	$11.53	$11.84	$11.82

Total Return[1]	8.64%	6.59%	2.67%	5.32%	8.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,518	$2,277	$1,898	$1,893	$1,310
Ratio of Total Expenses to
Average Net Assets	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	5.49%	5.34%	5.30%	5.03%	5.34%
Portfolio Turnover Rate[2]	67%	62%	55%	52%	62%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

			Feb. 2,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.632	.626	.559
Net Realized and Unrealized Gain (Loss) on Investments	.330	.120	(.130)
Total from Investment Operations	.962	.746	.429
Distributions
Dividends from Net Investment Income	(.632)	(.626)	(.559)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.632)	(.626)	(.559)
Net Asset Value, End of Period	$11.98	$11.65	$11.53

Total Return	8.77%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$388	$415	$309
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	5.61%	5.45%	5.40%[2]
Portfolio Turnover Rate[3]	67%	62%	55%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
	Year	April 3,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.38	$74.90
Investment Operations
Net Investment Income	4.004	2.740
Net Realized and Unrealized Gain (Loss) on Investments	2.280	1.480
Total from Investment Operations	6.284	4.220
Distributions
Dividends from Net Investment Income	(4.004)	(2.740)
Distributions from Realized Capital Gains	—	—
Total Distributions	(4.004)	(2.740)
Net Asset Value, End of Period	$78.66	$76.38

Total Return	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$84
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	67%	62%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $730,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Bond Index Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2008, the fund had available realized losses of $12,953,000 to offset future net capital gains of $10,309,000 through December 31, 2014, and $2,644,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $2,880,451,000. Net unrealized appreciation of investment securities for tax purposes was $150,158,000, consisting of unrealized gains of $325,196,000 on securities that had risen in value since their purchase and $175,038,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $540,111,000 of investment securities and sold $360,429,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,484,659,000 and $1,488,819,000, respectively.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	695,857	61,565	684,159	59,919
Issued in Lieu of Cash Distributions	111,322	9,918	95,877	8,381
Redeemed	(635,860)	(56,733)	(429,121)	(37,621)
Net Increase (Decrease)—Investor Shares	171,319	14,750	350,915	30,679
Institutional Shares
Issued	159,587	13,869	113,686	10,067
Issued in Lieu of Cash Distributions	20,843	1,854	17,272	1,510
Redeemed	(212,486)	(18,950)	(31,613)	(2,759)
Net Increase (Decrease)—Institutional Shares	(32,056)	(3,227)	99,345	8,818
ETF Shares
Issued	58,839	800	81,728	1,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	58,839	800	81,728	1,100

Long-Term Bond Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	50,700
Level 2—Other significant observable inputs	2,979,909
Level 3—Significant unobservable inputs	—
Total	3,030,609

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets—investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years for the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

Special 2008 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 93.2% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 88.3% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 87.0% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 84.3% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Total Bond Market
Investor Shares	$1,000.00	$1,039.42	$1.08
Admiral Shares	1,000.00	1,039.90	0.62
Signal Shares	1,000.00	1,039.90	0.62
Institutional Shares	1,000.00	1,040.14	0.36
ETF Shares	1,000.00	1,040.41	0.51
Short-Term Bond
Investor Shares	$1,000.00	$1,034.48	$1.03
Admiral Shares	1,000.00	1,034.88	0.62
Signal Shares	1,000.00	1,034.90	0.62
ETF Shares	1,000.00	1,035.08	0.51
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,039.75	$1.03
Admiral Shares	1,000.00	1,040.16	0.62
Signal Shares	1,000.00	1,040.17	0.62
Institutional Shares	1,000.00	1,040.41	0.36
ETF Shares	1,000.00	1,040.68	0.51
Long-Term Bond
Investor Shares	$1,000.00	$1,089.66	$1.05
Institutional Shares	1,000.00	1,090.37	0.37
ETF Shares	1,000.00	1,090.67	0.53

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.21% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.20% for Investor Shares, 0.12% Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Short-Term Bond
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
ETF Shares	1,000.00	1,024.70	0.51
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Long-Term Bond
Investor Shares	$1,000.00	$1,024.20	$1.02
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51

1

These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.21% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
John J. Brennan[1]	Chairman, President, and Chief Executive
Born 1954. Trustee Since May 1987. Chairman of	Officer of Rohm and Haas Co. (chemicals);
the Board. Principal Occupation(s) During the Past Five	Board Member of the American Chemistry Council;
Years: Chairman of the Board and Director/Trustee of	Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the	manufacturing and services), since 2005.
investment companies served by The Vanguard Group;
Chief Executive Officer and President of The Vanguard	Amy Gutmann
Group and of each of the investment companies served	Born 1949. Trustee Since June 2006. Principal
by The Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years:
President of the University of Pennsylvania since
Independent Trustees	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania since 2004; Provost (2001–2004)
Occupation(s) During the Past Five Years: Applecore	and Laurance S. Rockefeller Professor of Politics
Partners (pro bono ventures in education); Senior	and the University Center for Human Values
Advisor to Greenwich Associates (international business	(1990–2004), Princeton University; Director of
strategy consulting); Successor Trustee of Yale University;	Carnegie Corporation of New York since 2005
Overseer of the Stern School of Business at New York	and of Schuylkill River Development Corporation
University; Trustee of the Whitehead Institute for	and Greater Philadelphia Chamber of Commerce
Biomedical Research.	since 2004; Trustee of the National Constitution
Center since 2007.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Retired	Born 1950. Trustee Since July 1998. Principal
Executive Chief Staff and Marketing Officer for	Occupation(s) During the Past Five Years: Retired
North America and Corporate Vice President of	Corporate Vice President, Chief Global Diversity
Xerox Corporation (photocopiers and printers);	Officer, and Member of the Executive Committee
Director of SPX Corporation (multi-industry	of Johnson & Johnson (pharmaceuticals/consumer
manufacturing), of the United Way of Rochester,	products); Vice President and Chief Information
and of the Boy Scouts of America.	Officer (1997–2005) of Johnson & Johnson;
Director of the University Medical Center at
Princeton and Women’s Research and Education
Institute.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August
Occupation(s) During the Past Five Years: George Gund	2008. President Since March 2008. Principal
Professor of Finance and Banking, Senior Associate	Occupation(s) During the Past Five Years: Chief

Dean, and Director of Faculty Recruiting, Harvard	Executive Officer, Director, and President of
Business School; Director and Chairman of UNX, Inc.	The Vanguard Group, Inc., since 2008; Chief
(equities trading firm); Chair of the Investment	Executive Officer and President of each of the
Committee of HighVista Strategies LLC (private	investment companies served by The Vanguard
investment firm) since 2005.	Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since
products/aircraft systems and services).	2005;Secretary of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2005; Director and Senior
J. Lawrence Wilson	Vice President of Vanguard Marketing
Born 1936. Trustee Since April 1985. Principal	Corporation since 2005; Principal of The Vanguard
Occupation(s) During the Past Five Years: Retired	Group (1997–2006).
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	Vanguard Senior Management Team

Executive Officers	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
Thomas J. Higgins[1]	Kathleen C. Gubanich	Glenn W. Reed
Born 1957. Chief Financial Officer Since September	Paul A. Heller	George U. Sauter
2008. Principal Occupation(s) During the Past Five	Michael S. Miller
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer	Founder
of each of the investment companies served by The
Vanguard Group (1998–2008).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein
are not sponsored, endorsed,
or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such
funds or securities. For any such funds
Institutional Investor Services > 800-523-1036	or securities, the prospectus or the
Statement of Additional Information
Text Telephone for People	contains a more detailed description of the
With Hearing Impairment > 800-952-3335	limited relationship MSCI has with The
Vanguard Group and any related funds.

This material may be used in conjunction	Russell is a trademark of The Frank Russell
with the offering of shares of any Vanguard	Company.
fund only if preceded or accompanied by
the fund’s current prospectus.	All comparative mutual fund data are from
Lipper Inc. or Morningstar, Inc.,
unless otherwise noted.
Vanguard Bond ETFs® are not sponsored, endorsed,
sold, or promoted by Barclays Capital.	You can obtain a free copy of Vanguard’s
Barclays Capital makes no representation or warranty,	proxy voting guidelines by visiting
express or implied, to the owners of Vanguard Bond	our website, www.vanguard.com,
ETFs or any member of the public regarding the	and searching for “proxy voting guidelines,” or
advisability of investing in securities generally or in	by calling Vanguard at 800-662-2739.
Vanguard Bond ETFs particularly or the ability of the	The guidelines are
Barclays Capital Index to track general bond	also available from the SEC’s website,
market performance. Barclays Capital hereby expressly	www.sec.gov.
disclaims all warranties of merchantability and fitness	In addition, you may obtain a free report on
for a particular purpose with respect to the Barclays	how your fund voted the proxies for
Capital Index and any data included therein. Barclays	securities it owned during the 12 months
Capital’s only relationship to Vanguard and Vanguard	ended June 30. To get the report, visit
Bond ETFs is the licensing of the Barclays Capital Index	either www.vanguard.com or www.sec.gov.
which is determined, composed, and calculated by
Barclays Capital without regard to Vanguard or the	You can review and copy information about
Vanguard Bond ETFs. Barclays Capital is not responsible	your fund at the SEC’s Public Reference
for, and has not participated in, the determination of the	Room in Washington, D.C.
timing of, prices of, or quantities of Vanguard Bond ETFs	To find out more about this public service, call
to be issued.	the SEC at 202-551-8090. Information
about your fund is also available on the
SEC’s website, and you can receive
copies of this information, for a fee, by
sending a request in either of two ways:
via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.
© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q840 022009

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (73.2%)
U.S. Government Securities (25.6%)
U.S. Treasury Bond	13.250%	5/15/14	7,000	7,317
U.S. Treasury Bond	11.250%	2/15/15	77,200	117,224
U.S. Treasury Bond	10.625%	8/15/15	7,350	11,127
U.S. Treasury Bond	9.875%	11/15/15	327,600	488,533
U.S. Treasury Bond	9.250%	2/15/16	8,525	12,448
U.S. Treasury Bond	7.250%	5/15/16	114,640	153,599
U.S. Treasury Bond	7.500%	11/15/16	112,144	153,304
U.S. Treasury Bond	8.750%	5/15/17	470,440	693,311
U.S. Treasury Bond	8.875%	8/15/17	33,135	49,413
U.S. Treasury Bond	9.125%	5/15/18	5,710	8,843
U.S. Treasury Bond	8.875%	2/15/19	219,875	338,572
U.S. Treasury Bond	8.125%	8/15/19	79,795	118,147
U.S. Treasury Bond	8.500%	2/15/20	2,165	3,304
U.S. Treasury Bond	8.750%	8/15/20	294,125	459,938
U.S. Treasury Bond	7.875%	2/15/21	269,607	401,294
U.S. Treasury Bond	8.125%	5/15/21	15,125	22,995
U.S. Treasury Bond	8.125%	8/15/21	192,215	292,978
U.S. Treasury Bond	8.000%	11/15/21	81,920	124,493
U.S. Treasury Bond	7.250%	8/15/22	435	634
U.S. Treasury Bond	7.625%	11/15/22	76,855	115,943
U.S. Treasury Bond	7.125%	2/15/23	93,785	136,325
U.S. Treasury Bond	6.250%	8/15/23	80,505	110,066
U.S. Treasury Bond	6.875%	8/15/25	650	988
U.S. Treasury Bond	6.000%	2/15/26	3,275	4,571
U.S. Treasury Bond	6.750%	8/15/26	379,255	572,914
U.S. Treasury Bond	6.500%	11/15/26	775	1,144
U.S. Treasury Bond	6.625%	2/15/27	17,835	26,711
U.S. Treasury Bond	6.375%	8/15/27	32,345	47,411
U.S. Treasury Bond	6.125%	11/15/27	4,635	6,656
U.S. Treasury Bond	5.250%	11/15/28	5,410	7,154
U.S. Treasury Bond	5.250%	2/15/29	139,990	185,880
U.S. Treasury Bond	6.125%	8/15/29	118,040	173,555
U.S. Treasury Bond	6.250%	5/15/30	73,885	111,289
U.S. Treasury Bond	5.375%	2/15/31	3,869	5,327
U.S. Treasury Bond	4.500%	2/15/36	145	193
U.S. Treasury Bond	4.750%	2/15/37	66,400	92,753
U.S. Treasury Bond	5.000%	5/15/37	75,857	110,206
U.S. Treasury Bond	4.375%	2/15/38	143,018	192,135
U.S. Treasury Bond	4.500%	5/15/38	223,310	305,517
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	145,075	177,110
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	113,675	121,242
U.S. Treasury Note	4.750%	2/28/09	840	846
U.S. Treasury Note	4.625%	7/31/09	2,805	2,874
U.S. Treasury Note	6.000%	8/15/09	37,330	38,619
U.S. Treasury Note	4.000%	8/31/09	1,135	1,162
U.S. Treasury Note	4.625%	11/15/09	49,585	51,382
U.S. Treasury Note	3.250%	12/31/09	387,800	398,829
U.S. Treasury Note	2.125%	1/31/10	118,575	120,743
U.S. Treasury Note	3.500%	2/15/10	29,270	30,304
U.S. Treasury Note	4.750%	2/15/10	468,875	491,222
U.S. Treasury Note	6.500%	2/15/10	828,815	883,981
U.S. Treasury Note	2.000%	2/28/10	18,500	18,832
U.S. Treasury Note	1.750%	3/31/10	366,360	372,372
U.S. Treasury Note	4.000%	4/15/10	1,290	1,352

U.S. Treasury Note	2.625%	5/31/10	263,565	271,514
U.S. Treasury Note	2.875%	6/30/10	671,575	695,503
U.S. Treasury Note	3.875%	7/15/10	6,395	6,745
U.S. Treasury Note	2.750%	7/31/10	309,700	320,831
U.S. Treasury Note	4.125%	8/15/10	11,841	12,542
U.S. Treasury Note	5.750%	8/15/10	45,350	49,240
U.S. Treasury Note	2.375%	8/31/10	388,675	400,456
U.S. Treasury Note	2.000%	9/30/10	23,625	24,223
U.S. Treasury Note	1.500%	10/31/10	71,450	72,510

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	1.250%	11/30/10	493,650	498,972
	U.S. Treasury Note	0.875%	12/31/10	140,460	140,768
	U.S. Treasury Note	5.000%	2/15/11	66,950	73,195
	U.S. Treasury Note	4.500%	2/28/11	47,615	51,491
	U.S. Treasury Note	4.750%	3/31/11	1,000	1,089
	U.S. Treasury Note	4.875%	4/30/11	1,950	2,138
	U.S. Treasury Note	4.625%	8/31/11	4,600	5,056
	U.S. Treasury Note	4.500%	9/30/11	1,845	2,024
	U.S. Treasury Note	1.750%	11/15/11	4,000	4,089
	U.S. Treasury Note	4.500%	11/30/11	68,855	75,816
	U.S. Treasury Note	4.625%	12/31/11	200	221
	U.S. Treasury Note	4.625%	2/29/12	49,080	54,502
	U.S. Treasury Note	4.500%	3/31/12	29,050	32,114
	U.S. Treasury Note	4.500%	4/30/12	203,210	225,151
	U.S. Treasury Note	4.750%	5/31/12	742,605	831,599
	U.S. Treasury Note	4.875%	6/30/12	265,525	298,509
	U.S. Treasury Note	4.625%	7/31/12	432,850	485,264
	U.S. Treasury Note	4.125%	8/31/12	3,471	3,839
	U.S. Treasury Note	4.250%	9/30/12	2,735	3,054
	U.S. Treasury Note	3.875%	10/31/12	9,925	10,986
	U.S. Treasury Note	3.375%	11/30/12	1,725	1,880
	U.S. Treasury Note	2.750%	2/28/13	8,820	9,425
	U.S. Treasury Note	3.500%	5/31/13	256,980	281,473
	U.S. Treasury Note	3.375%	6/30/13	10,150	11,065
	U.S. Treasury Note	3.375%	7/31/13	12,675	13,843
	U.S. Treasury Note	3.125%	8/31/13	132,470	142,799
	U.S. Treasury Note	3.125%	9/30/13	484,710	522,881
	U.S. Treasury Note	2.750%	10/31/13	730,183	776,279
	U.S. Treasury Note	4.250%	11/15/13	6,265	7,149
	U.S. Treasury Note	2.000%	11/30/13	296,550	304,287
	U.S. Treasury Note	1.500%	12/31/13	399,425	398,426
	U.S. Treasury Note	4.750%	5/15/14	9,675	11,383
	U.S. Treasury Note	4.250%	8/15/14	900	1,035
	U.S. Treasury Note	4.000%	2/15/15	136,275	155,269
	U.S. Treasury Note	4.125%	5/15/15	36,395	41,741
	U.S. Treasury Note	4.250%	8/15/15	19,925	23,153
	U.S. Treasury Note	4.500%	11/15/15	9,710	11,521
	U.S. Treasury Note	4.500%	2/15/16	1,925	2,267
	U.S. Treasury Note	5.125%	5/15/16	265,300	321,345
	U.S. Treasury Note	4.875%	8/15/16	71,080	84,941
	U.S. Treasury Note	4.625%	11/15/16	4,051	4,788
	U.S. Treasury Note	4.625%	2/15/17	225	267
	U.S. Treasury Note	4.500%	5/15/17	5,050	5,936
	U.S. Treasury Note	4.750%	8/15/17	248,750	297,955
	U.S. Treasury Note	4.250%	11/15/17	615	718
	U.S. Treasury Note	3.500%	2/15/18	600	666
	U.S. Treasury Note	3.875%	5/15/18	3,416	3,903
	U.S. Treasury Note	4.000%	8/15/18	100,035	115,759
	U.S. Treasury Note	3.750%	11/15/18	126,600	143,592
					16,724,269
Agency Bonds and Notes (7.8%)
	Agency for International Development - Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	15,150	16,579
1	Federal Farm Credit Bank	5.250%	9/13/10	5,200	5,535
1	Federal Farm Credit Bank	3.750%	12/6/10	14,625	15,272

1	Federal Farm Credit Bank	4.875%	2/18/11	30,000	32,044
1	Federal Farm Credit Bank	2.625%	4/21/11	14,750	15,089
1	Federal Farm Credit Bank	5.375%	7/18/11	28,750	31,310
1	Federal Farm Credit Bank	3.875%	8/25/11	15,200	15,927
1	Federal Farm Credit Bank	4.500%	10/17/12	14,100	15,327
1	Federal Farm Credit Bank	3.875%	10/7/13	9,600	10,144
1	Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,748
1	Federal Farm Credit Bank	5.125%	8/25/16	10,325	11,718
1	Federal Farm Credit Bank	4.875%	1/17/17	9,500	10,537
1	Federal Farm Credit Bank	5.150%	11/15/19	20,000	23,203

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Bank	5.790%	4/27/09	900	916
1	Federal Home Loan Bank	3.750%	1/8/10	1,650	1,695
1	Federal Home Loan Bank	3.875%	1/15/10	86,700	89,204
1	Federal Home Loan Bank	2.750%	3/12/10	15,100	15,383
1	Federal Home Loan Bank	4.375%	3/17/10	95,000	98,776
1	Federal Home Loan Bank	4.875%	5/14/10	24,400	25,610
1	Federal Home Loan Bank	7.625%	5/14/10	71,925	78,072
1	Federal Home Loan Bank	2.750%	6/18/10	14,850	15,166
1	Federal Home Loan Bank	3.500%	7/16/10	63,750	65,955
1	Federal Home Loan Bank	3.375%	10/20/10	43,200	44,825
1	Federal Home Loan Bank	4.750%	12/10/10	5,300	5,630
1	Federal Home Loan Bank	3.625%	12/17/10	10,800	11,266
1	Federal Home Loan Bank	3.125%	6/10/11	9,875	10,223
1	Federal Home Loan Bank	3.375%	6/24/11	75,000	78,343
1	Federal Home Loan Bank	3.625%	7/1/11	23,175	24,244
1	Federal Home Loan Bank	5.375%	8/19/11	81,550	89,272
1	Federal Home Loan Bank	3.750%	9/9/11	5,875	6,177
1	Federal Home Loan Bank	3.625%	9/16/11	11,775	12,394
1	Federal Home Loan Bank	4.875%	11/18/11	25,750	28,021
1	Federal Home Loan Bank	4.625%	10/10/12	41,875	45,849
1	Federal Home Loan Bank	3.375%	2/27/13	12,500	13,048
1	Federal Home Loan Bank	3.875%	6/14/13	30,625	32,531
1	Federal Home Loan Bank	5.375%	6/14/13	15,000	16,804
1	Federal Home Loan Bank	5.125%	8/14/13	12,100	13,498
1	Federal Home Loan Bank	4.000%	9/6/13	18,025	19,226
1	Federal Home Loan Bank	5.250%	9/13/13	2,500	2,793
1	Federal Home Loan Bank	4.500%	9/16/13	64,325	70,173
1	Federal Home Loan Bank	3.625%	10/18/13	29,075	30,567
1	Federal Home Loan Bank	5.500%	8/13/14	81,325	93,101
1	Federal Home Loan Bank	5.375%	5/18/16	49,850	56,880
1	Federal Home Loan Bank	5.625%	6/13/16	2,950	3,140
1	Federal Home Loan Bank	5.125%	10/19/16	12,600	14,162
1	Federal Home Loan Bank	4.750%	12/16/16	86,575	95,824
1	Federal Home Loan Bank	4.875%	5/17/17	29,600	33,223
1	Federal Home Loan Bank	5.000%	11/17/17	5,900	6,716
1	Federal Home Loan Bank	5.250%	12/11/20	16,150	18,842
1	Federal Home Loan Bank	5.625%	6/11/21	1,375	1,630
1	Federal Home Loan Bank	5.500%	7/15/36	11,000	14,129
1	Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	3,168
1	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	81,425	87,164
1	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	22,200	22,723
1	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	11,600	11,880
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	133,468
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	11,800	12,161
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	75,000	79,651
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	42,293
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	6,200	6,591
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	12,400	12,833
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	69,500	74,141
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	18,500	19,192
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	50,000	54,413
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	750	785
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	60,000	64,838
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	33,800	37,445

1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	11,225	11,893
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	115,000	125,245
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	82,000	91,529
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	50,000	56,271
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	38,850	42,576
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	17,950	19,377
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	81,325	88,634
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	22,525	24,625
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	114,925	127,797
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	90,650	101,838
1	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	8,039
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	42,900	47,544

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	97,500	111,072
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	30,000	34,071
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,374
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	40,000	47,170
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	24,050	27,592
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	29,521	28,871
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	20,058
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	46,750	68,384
1	Federal National Mortgage Assn.	7.250%	1/15/10	89,090	94,629
1	Federal National Mortgage Assn.	3.250%	2/10/10	21,800	22,332
1	Federal National Mortgage Assn.	3.875%	2/15/10	40,100	41,405
1	Federal National Mortgage Assn.	4.750%	3/12/10	34,350	35,832
1	Federal National Mortgage Assn.	4.125%	5/15/10	38,400	39,929
1	Federal National Mortgage Assn.	7.125%	6/15/10	25	27
1	Federal National Mortgage Assn.	3.000%	7/12/10	61,000	62,672
1	Federal National Mortgage Assn.	2.875%	10/12/10	17,450	17,958
1	Federal National Mortgage Assn.	6.625%	11/15/10	57,175	62,786
1	Federal National Mortgage Assn.	4.750%	12/15/10	91,100	96,914
1	Federal National Mortgage Assn.	6.250%	2/1/11	16,665	17,582
1	Federal National Mortgage Assn.	5.125%	4/15/11	37,900	40,954
1	Federal National Mortgage Assn.	6.000%	5/15/11	44,580	49,150
1	Federal National Mortgage Assn.	3.375%	5/19/11	50,000	52,167
1	Federal National Mortgage Assn.	5.000%	10/15/11	86,925	94,623
1	Federal National Mortgage Assn.	5.000%	2/16/12	50,000	54,837
1	Federal National Mortgage Assn.	6.125%	3/15/12	87,705	99,399
1	Federal National Mortgage Assn.	4.875%	5/18/12	36,450	39,969
1	Federal National Mortgage Assn.	5.250%	8/1/12	9,100	9,335
1	Federal National Mortgage Assn.	4.375%	9/15/12	49,325	53,541
1	Federal National Mortgage Assn.	3.625%	2/12/13	22,225	23,506
1	Federal National Mortgage Assn.	4.750%	2/21/13	5,000	5,445
1	Federal National Mortgage Assn.	4.375%	3/15/13	15,240	16,543
1	Federal National Mortgage Assn.	4.625%	5/1/13	27,969	28,498
1	Federal National Mortgage Assn.	4.625%	10/15/13	60,850	66,987
1	Federal National Mortgage Assn.	2.875%	12/11/13	11,700	11,978
1	Federal National Mortgage Assn.	5.125%	1/2/14	3,925	3,972
1	Federal National Mortgage Assn.	4.125%	4/15/14	37,500	40,514
1	Federal National Mortgage Assn.	4.625%	10/15/14	50,000	55,257
1	Federal National Mortgage Assn.	5.000%	4/15/15	20,000	22,529
1	Federal National Mortgage Assn.	4.375%	10/15/15	20,000	21,815
1	Federal National Mortgage Assn.	8.200%	3/10/16	50	66
1	Federal National Mortgage Assn.	5.375%	7/15/16	20,000	23,041
1	Federal National Mortgage Assn.	5.250%	9/15/16	54,975	62,947
1	Federal National Mortgage Assn.	4.875%	12/15/16	6,475	7,262
1	Federal National Mortgage Assn.	5.000%	2/13/17	93,425	106,020
1	Federal National Mortgage Assn.	5.000%	5/11/17	50,000	56,957
1	Federal National Mortgage Assn.	0.000%	10/9/19	3,000	1,752
1	Federal National Mortgage Assn.	6.250%	5/15/29	1,375	1,873
1	Federal National Mortgage Assn.	7.125%	1/15/30	30,805	46,010
1	Federal National Mortgage Assn.	7.250%	5/15/30	54,601	83,365
1	Federal National Mortgage Assn.	6.625%	11/15/30	17,460	25,168
1	Federal National Mortgage Assn.	5.625%	7/15/37	5,650	7,214
1	Financing Corp.	9.800%	4/6/18	1,650	2,515
1	Financing Corp.	9.700%	4/5/19	2,000	3,099
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/19	550	790

	Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/20	280	426
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/30	110	184
	Small Business Administration Variable Rate Interest Only
	Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/17	4,449	222
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	6,729
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	4,759
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	14,575	17,850
1	Tennessee Valley Auth.	5.625%	1/18/11	275	298
1	Tennessee Valley Auth.	5.500%	7/18/17	19,800	22,977
1	Tennessee Valley Auth.	4.500%	4/1/18	5,850	6,451
1	Tennessee Valley Auth.	6.750%	11/1/25	2,125	2,942
1	Tennessee Valley Auth.	7.125%	5/1/30	32,625	47,577

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Auth.	4.650%	6/15/35	4,400	4,871
1	Tennessee Valley Auth.	5.500%	6/15/38	3,025	3,799
1	Tennessee Valley Auth.	4.875%	1/15/48	8,600	10,060
1	Tennessee Valley Auth.	5.375%	4/1/56	7,150	9,190
					5,093,946
Conventional Mortgage-Backed Securities (36.8%)
1,2	Federal Home Loan Mortgage Corp.	4.000%	1/1/09–2/1/21	150,257	152,930
1,2	Federal Home Loan Mortgage Corp.	4.500%	3/1/09–5/1/38	670,883	687,777
1,2	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–7/1/38	2,211,952	2,265,028
1,2	Federal Home Loan Mortgage Corp.	5.500%	6/1/09–1/1/38	2,987,400	3,066,684
1,2	Federal Home Loan Mortgage Corp.	6.000%	1/1/09–7/1/38	1,864,237	1,924,834
1,2	Federal Home Loan Mortgage Corp.	6.500%	1/1/09–9/1/38	384,567	400,111
1,2	Federal Home Loan Mortgage Corp.	7.000%	1/1/09–1/1/37	45,881	48,061
1,2	Federal Home Loan Mortgage Corp.	7.500%	10/1/09–2/1/32	9,753	10,226
1,2	Federal Home Loan Mortgage Corp.	8.000%	11/1/09–1/1/32	7,335	7,815
1,2	Federal Home Loan Mortgage Corp.	8.500%	4/1/10–7/1/31	1,289	1,383
1,2	Federal Home Loan Mortgage Corp.	9.000%	7/1/16–3/1/31	843	907
1,2	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–6/1/25	187	202
1,2	Federal Home Loan Mortgage Corp.	10.000%	7/1/09–4/1/25	60	62
1,2	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	85,447	87,219
1,2	Federal National Mortgage Assn.	4.500%	2/1/10–9/1/38	973,939	999,948
1,2	Federal National Mortgage Assn.	5.000%	9/1/09–4/1/37	3,001,527	3,079,987
1,2	Federal National Mortgage Assn.	5.500%	3/1/09–9/1/38	4,072,142	4,187,815
1,2	Federal National Mortgage Assn.	6.000%	1/1/09–12/1/38	2,728,798	2,817,169
1,2	Federal National Mortgage Assn.	6.500%	1/1/09–7/1/38	994,026	1,034,477
1,2	Federal National Mortgage Assn.	7.000%	5/1/09–11/1/38	297,872	310,988
1,2	Federal National Mortgage Assn.	7.500%	5/1/10–12/1/32	13,749	14,491
1,2	Federal National Mortgage Assn.	8.000%	1/1/10–9/1/31	4,108	4,383
1,2	Federal National Mortgage Assn.	8.500%	7/1/10–5/1/32	1,586	1,703
1,2	Federal National Mortgage Assn.	9.000%	2/1/17–8/1/30	368	397
1,2	Federal National Mortgage Assn.	9.500%	7/1/10–11/1/25	487	526
1,2	Federal National Mortgage Assn.	10.000%	10/1/14–11/1/19	102	108
1,2	Federal National Mortgage Assn.	10.500%	3/1/11–8/1/20	5	5
1,2	Federal National Mortgage Assn.	11.000%	9/1/19	6	6

2	Government National Mortgage Assn.	4.000%	8/15/18–9/15/18	1,649	1,691
2	Government National Mortgage Assn.	4.500%	6/15/18–2/1/37	46,568	47,603
2	Government National Mortgage Assn.	5.000%	11/15/17–1/1/39	461,828	474,733
2	Government National Mortgage Assn.	5.500%	3/15/15–1/1/39	1,041,675	1,074,113
2	Government National Mortgage Assn.	6.000%	3/15/09–12/15/38	954,356	985,122
2	Government National Mortgage Assn.	6.500%	2/15/09–9/15/38	327,988	340,812
2	Government National Mortgage Assn.	7.000%	2/15/09–9/15/36	25,323	26,555
2	Government National Mortgage Assn.	7.250%	9/15/25	50	53
2	Government National Mortgage Assn.	7.500%	9/15/09–6/15/32	9,503	10,041
2	Government National Mortgage Assn.	7.750%	2/15/30	6	6
2	Government National Mortgage Assn.	8.000%	7/15/09–12/15/30	6,354	6,777
2	Government National Mortgage Assn.	8.500%	5/15/10–3/15/31	1,397	1,501
2	Government National Mortgage Assn.	9.000%	6/15/09–2/15/31	2,861	3,056
2	Government National Mortgage Assn.	9.500%	5/15/16–9/15/25	671	723
2	Government National Mortgage Assn.	10.000%	2/15/18–2/15/25	270	293
2	Government National Mortgage Assn.	10.500%	7/15/15–4/15/25	209	231
2	Government National Mortgage Assn.	11.000%	1/15/10–11/15/15	25	28
2	Government National Mortgage Assn.	11.500%	3/15/10–4/15/16	31	32
					24,078,612
Nonconventional Mortgage-Backed Securities (3.0%)
1,2	Federal Home Loan Mortgage Corp.	4.098%	4/1/35	984	989
1,2	Federal Home Loan Mortgage Corp.	4.379%	1/1/35	1,014	1,025
1,2	Federal Home Loan Mortgage Corp.	4.381%	12/1/34	19,715	19,521
1,2	Federal Home Loan Mortgage Corp.	4.580%	9/1/34	10,041	9,885
1,2	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	15,066	15,134
1,2	Federal Home Loan Mortgage Corp.	4.599%	4/1/35	10,475	10,517
1,2	Federal Home Loan Mortgage Corp.	4.630%	12/1/35	13,627	13,688
1,2	Federal Home Loan Mortgage Corp.	4.653%	7/1/35	13,339	13,403
1,2	Federal Home Loan Mortgage Corp.	4.676%	12/1/34	7,167	7,213
1,2	Federal Home Loan Mortgage Corp.	4.796%	7/1/35	24,979	25,173

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1,2	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	23,027	23,215
1,2	Federal Home Loan Mortgage Corp.	4.999%	5/1/35	17,006	17,197
1,2	Federal Home Loan Mortgage Corp.	5.033%	7/1/38	13,377	13,486
1,2	Federal Home Loan Mortgage Corp.	5.239%	3/1/37	12,409	12,558
1,2	Federal Home Loan Mortgage Corp.	5.262%	3/1/36	18,482	18,760
1,2	Federal Home Loan Mortgage Corp.	5.276%	12/1/36	11,678	11,774
1,2	Federal Home Loan Mortgage Corp.	5.293%	3/1/38	19,779	19,908
1,2	Federal Home Loan Mortgage Corp.	5.327%	12/1/35	11,332	11,535
1,2	Federal Home Loan Mortgage Corp.	5.423%	3/1/37	11,650	11,860
1,2	Federal Home Loan Mortgage Corp.	5.431%	4/1/37	22,200	22,602
1,2	Federal Home Loan Mortgage Corp.	5.485%	2/1/36	15,504	15,775
1,2	Federal Home Loan Mortgage Corp.	5.549%	7/1/36	13,715	13,965
1,2	Federal Home Loan Mortgage Corp.	5.565%	1/1/37	8,721	8,778
1,2	Federal Home Loan Mortgage Corp.	5.568%	6/1/37	8,411	8,546
1,2	Federal Home Loan Mortgage Corp.	5.576%	5/1/36	22,155	22,571
1,2	Federal Home Loan Mortgage Corp.	5.599%	4/1/37	16,624	16,973
1,2	Federal Home Loan Mortgage Corp.	5.676%	12/1/36	22,882	23,344
1,2	Federal Home Loan Mortgage Corp.	5.689%	3/1/37	30,264	30,892
1,2	Federal Home Loan Mortgage Corp.	5.703%	9/1/36	46,102	47,145
1,2	Federal Home Loan Mortgage Corp.	5.716%	11/1/36	9,933	10,165
1,2	Federal Home Loan Mortgage Corp.	5.770%	5/1/36	18,885	19,347
1,2	Federal Home Loan Mortgage Corp.	5.777%	4/1/37	169	172
1,2	Federal Home Loan Mortgage Corp.	5.785%	3/1/37	7,245	7,418
1,2	Federal Home Loan Mortgage Corp.	5.820%	10/1/37	30,471	3[1,2]26
1,2	Federal Home Loan Mortgage Corp.	5.828%	4/1/37	40,567	41,488
1,2	Federal Home Loan Mortgage Corp.	5.830%	6/1/37	12,282	12,589
1,2	Federal Home Loan Mortgage Corp.	5.857%	3/1/37	1,682	1,725
1,2	Federal Home Loan Mortgage Corp.	5.864%	6/1/37	18,619	19,101
1,2	Federal Home Loan Mortgage Corp.	5.874%	12/1/36	9,190	9,416
1,2	Federal Home Loan Mortgage Corp.	5.881%	5/1/37	27,062	27,683
1,2	Federal Home Loan Mortgage Corp.	5.939%	1/1/37	8,652	8,878
1,2	Federal Home Loan Mortgage Corp.	5.967%	10/1/37	4,695	4,826
1,2	Federal Home Loan Mortgage Corp.	6.056%	3/1/37	[1,2]28	[1,2]60
1,2	Federal Home Loan Mortgage Corp.	6.061%	3/1/37	932	957
1,2	Federal Home Loan Mortgage Corp.	6.091%	8/1/37	22,783	23,418
1,2	Federal Home Loan Mortgage Corp.	6.109%	12/1/36	18,614	19,188
1,2	Federal Home Loan Mortgage Corp.	6.128%	8/1/37	7,719	7,932
1,2	Federal Home Loan Mortgage Corp.	6.390%	6/1/37	18,839	19,467
1,2	Federal Home Loan Mortgage Corp.	6.511%	2/1/37	14,394	14,942
1,2	Federal National Mortgage Assn.	4.008%	7/1/35	11,199	11,102
1,2	Federal National Mortgage Assn.	4.135%	5/1/34	10,339	10,321
1,2	Federal National Mortgage Assn.	4.417%	8/1/35	30,387	30,465
1,2	Federal National Mortgage Assn.	4.425%	7/1/35	10,109	10,140
1,2	Federal National Mortgage Assn.	4.574%	1/1/35	11,911	11,914
1,2	Federal National Mortgage Assn.	4.579%	11/1/34	26,533	26,559
1,2	Federal National Mortgage Assn.	4.582%	12/1/34	16,283	16,149
1,2	Federal National Mortgage Assn.	4.618%	8/1/35	17,633	17,714
1,2	Federal National Mortgage Assn.	4.621%	10/1/36	8,630	8,680
1,2	Federal National Mortgage Assn.	4.629%	11/1/33	9,117	9,169
1,2	Federal National Mortgage Assn.	4.633%	9/1/34	7,104	7,142
1,2	Federal National Mortgage Assn.	4.677%	10/1/34	11,772	11,679
1,2	Federal National Mortgage Assn.	4.691%	11/1/34	14,354	14,170
1,2	Federal National Mortgage Assn.	4.725%	8/1/35	10,036	10,035
1,2	Federal National Mortgage Assn.	4.740%	9/1/34	5,040	5,067
1,2	Federal National Mortgage Assn.	4.751%	6/1/34	9,785	9,861

1,2	Federal National Mortgage Assn.	4.756%	10/1/34	16,766	16,698
1,2	Federal National Mortgage Assn.	4.769%	5/1/35	5,957	6,038
1,2	Federal National Mortgage Assn.	4.771%	4/1/36	33,090	33,694
1,2	Federal National Mortgage Assn.	4.794%	9/1/35	12,228	12,326
1,2	Federal National Mortgage Assn.	4.818%	12/1/35	23,379	23,570
1,2	Federal National Mortgage Assn.	4.835%	4/1/37	12,672	12,820
1,2	Federal National Mortgage Assn.	4.850%	11/1/35	35,652	35,961
1,2	Federal National Mortgage Assn.	4.865%	7/1/35	15,322	15,458
1,2	Federal National Mortgage Assn.	4.937%	7/1/35	7,083	7,154
1,2	Federal National Mortgage Assn.	4.964%	11/1/34	5,201	5,262
1,2	Federal National Mortgage Assn.	4.965%	11/1/33	4,761	4,812

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1,2	Federal National Mortgage Assn.	4.968%	10/1/35	24,418	24,676
1,2	Federal National Mortgage Assn.	4.981%	5/1/37	26,718	27,026
1,2	Federal National Mortgage Assn.	5.020%	7/1/38	9,698	9,778
1,2	Federal National Mortgage Assn.	5.026%	12/1/33	6,197	6,270
1,2	Federal National Mortgage Assn.	5.030%	8/1/37	44,704	45,273
1,2	Federal National Mortgage Assn.	5.049%	11/1/35	24,458	24,747
1,2	Federal National Mortgage Assn.	5.059%	2/1/36	11,578	11,714
1,2	Federal National Mortgage Assn.	5.074%	12/1/35	28,691	29,039
1,2	Federal National Mortgage Assn.	5.108%	1/1/36	13,558	13,725
1,2	Federal National Mortgage Assn.	5.129%	12/1/35	29,842	30,223
1,2	Federal National Mortgage Assn.	5.171%	8/1/38	1,759	1,776
1,2	Federal National Mortgage Assn.	5.178%	3/1/38	18,863	18,935
1,2	Federal National Mortgage Assn.	5.254%	3/1/37	16,901	17,184
1,2	Federal National Mortgage Assn.	5.317%	7/1/38	1,675	1,698
1,2	Federal National Mortgage Assn.	5.322%	12/1/35	8,954	9,108
1,2	Federal National Mortgage Assn.	5.382%	2/1/36	16,673	16,932
1,2	Federal National Mortgage Assn.	5.456%	2/1/36	18,806	19,114
1,2	Federal National Mortgage Assn.	5.470%	5/1/37	6,989	7,104
1,2	Federal National Mortgage Assn.	5.482%	4/1/37	1,862	1,896
1,2	Federal National Mortgage Assn.	5.575%	1/1/37	15,336	15,634
1,2	Federal National Mortgage Assn.	5.593%	7/1/36	12,341	12,573
1,2	Federal National Mortgage Assn.	5.621%	5/1/36	6,875	7,010
1,2	Federal National Mortgage Assn.	5.627%	3/1/37	13,907	14,193
1,2	Federal National Mortgage Assn.	5.658%	6/1/36	16,288	16,594
1,2	Federal National Mortgage Assn.	5.673%	6/1/37	10,134	10,359
1,2	Federal National Mortgage Assn.	5.676%	3/1/37	43,894	44,831
1,2	Federal National Mortgage Assn.	5.687%	2/1/37	17,074	17,443
1,2	Federal National Mortgage Assn.	5.695%	2/1/37	32,728	33,409
1,2	Federal National Mortgage Assn.	5.710%	9/1/36	12,719	12,980
1,2	Federal National Mortgage Assn.	5.728%	3/1/37	32,358	33,063
1,2	Federal National Mortgage Assn.	5.741%	12/1/36	48,953	49,976
1,2	Federal National Mortgage Assn.	5.754%	12/1/37	33,919	34,514
1,2	Federal National Mortgage Assn.	5.756%	4/1/36	13,707	13,985
1,2	Federal National Mortgage Assn.	5.777%	1/1/36	7,526	7,626
1,2	Federal National Mortgage Assn.	5.780%	4/1/37	11,995	12,262
1,2	Federal National Mortgage Assn.	5.799%	4/1/37	20,969	21,414
1,2	Federal National Mortgage Assn.	5.822%	6/1/37	29,424	30,106
1,2	Federal National Mortgage Assn.	5.888%	9/1/36	15,033	15,369
1,2	Federal National Mortgage Assn.	5.947%	11/1/36	14,496	14,884
1,2	Federal National Mortgage Assn.	6.007%	10/1/37	23,748	24,303
1,2	Federal National Mortgage Assn.	6.049%	4/1/36	13,898	14,278
1,2	Federal National Mortgage Assn.	6.055%	8/1/37	18,987	19,531
1,2	Federal National Mortgage Assn.	6.130%	6/1/36	3,259	3,355
1,2	Federal National Mortgage Assn.	6.611%	9/1/37	25,913	26,825
2	Government National Mortgage Assn.	5.375%	6/20/29	482	485
2	Government National Mortgage Assn.	7.900%	2/15/21	6	7
					1,955,817
Total U.S. Government and Agency Obligations (Cost $45,348,204)					47,852,644
Corporate Bonds (22.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
[2,3,4]	American Express Credit Account Master Trust	1.185%	8/15/11	17,350	17,332
2,4	American Express Credit Account Master Trust	1.275%	9/15/11	40,000	39,779
3	BA Covered Bond Issuer	5.500%	6/14/12	22,700	23,311

2	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	18,210	15,957
2	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	7,391	6,792
2	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	7,950	7,434
2	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	5,000	4,325
2,4	Banc of America Commercial Mortgage, Inc.	5.319%	6/10/39	12,500	10,667
2	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	33,400	26,480
2	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	18,555	18,165
2	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	21,855	16,657
2	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	17,525	13,579
2	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	23,375	18,224
2	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	10,900	8,398

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	32,900	24,590
2,4	Bank of America Credit Card Trust	1.415%	4/16/12	23,886	22,735
2	Bank of America Credit Card Trust	4.720%	5/15/13	10,600	9,955
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	9,900	8,803
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.463%	4/12/38	26,000	20,030
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	1,525	1,436
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	4,025	2,145
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	20,000	17,637
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.456%	3/11/39	48,250	37,115
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	10,800	8,756
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	9,000	7,411
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/40	32,425	25,101
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/40	1,168	919
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	4,950	4,154
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	16,125	11,132
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	6,525	5,307
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	12,250	11,518
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	11,750	8,673
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	55,550	38,298
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	9,915	6,806
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	8,118	3,450

[2,3,4]	BMW Floorplan Master Owner Trust	0.961%	9/17/11	28,000	24,336
2	Capital Auto Receivables Asset Trust	4.680%	10/15/12	21,400	19,870
2,4	Capital One Multi-Asset Execution Trust	1.285%	1/17/12	50,000	49,638
2	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	7,325	6,765
2	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	43,450	32,892
2	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,950	3,105
2,4	Capital One Prime Auto Receivables Trust	1.215%	4/15/11	16,575	16,126
2	CDC Commercial Mortgage Trust	5.676%	11/15/30	25,000	22,683
2	Chase Commercial Mortgage Securities Corp.	7.757%	4/15/32	1,893	1,821
2,4	Chase Credit Card Master Trust	1.365%	9/15/11	7,000	6,874
2,4	Chase Issuance Trust	1.215%	11/15/11	30,820	29,476
2,4	Chase Issuance Trust	1.215%	2/15/12	23,678	23,140
2	Chase Issuance Trust	4.650%	12/17/12	39,225	37,881
2	Chase Issuance Trust	4.650%	3/15/15	38,500	34,742
2	Chase Issuance Trust	5.400%	7/15/15	12,350	11,350
2	CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,345	1,146
2	Citibank Credit Card Issuance Trust	4.850%	2/10/11	775	774
2	Citibank Credit Card Issuance Trust	4.150%	7/7/17	4,150	3,298
2	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,150	3,446
2	Citibank Credit Card Master Trust	5.875%	3/10/11	[1,2]50	[1,2]46
2	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	4,100	2,792
2,4	Citigroup Commercial Mortgage Trust	5.724%	3/15/49	17,175	13,658
2,4	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	12,825	8,961
2,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	8,300	4,782
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	38,051	29,832
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	22,000	15,365
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	40,075	30,318
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	23,825	16,359
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	13,627	14,275
2	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	8,500	6,745
2	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	30,550	23,781
2	Commercial Mortgage Pass-Through Certificates	5.767%	6/10/46	19,500	15,520
2	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	4,023	3,638
2,4	Commercial Mortgage Pass-Through Certificates	5.816%	12/10/49	35,098	24,667
2	Countrywide Home Loans	4.783%	5/25/33	5,908	5,519
2	Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/35	4,416	4,058
2,4	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	19,920	12,554
2,4	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	17,300	13,701
2	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	13,530	10,723
2,4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	725	438
2	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	39,700	30,884

2	Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/41	10,882	10,668
2	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	31,533	25,165
2	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	55,600	42,838
2,4	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	39,285	27,524

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	34,760	26,255
2	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	7,575	5,221
2,4	CWCapital Cobalt	5.820%	5/15/46	31,925	22,419
2,4	CWCapital Cobalt	5.484%	4/15/47	2,200	1,511
2	DaimlerChrysler Auto Trust	4.200%	7/8/10	3,672	3,660
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	7,806	7,799
2	DaimlerChrysler Auto Trust	3.700%	6/8/12	9,500	8,281
2	Discover Card Master Trust	5.100%	10/15/13	1,200	1,103
2	Discover Card Master Trust	5.650%	12/15/15	27,800	23,773
2	Discover Card Master Trust	5.650%	3/16/20	3,850	2,866
1,2	Federal Housing Administration	7.430%	10/1/20	4	5
2	Fifth Third Auto Trust	4.070%	1/17/12	24,000	21,965
2	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	12,550	1[1,2]86
2,4	First Union National Bank Commercial Mortgage Trust	6.618%	10/15/35	15,876	14,683
2	Ford Credit Auto Owner Trust	4.370%	10/15/12	18,800	13,213
2	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	17,000	15,722
2	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	3,000	2,738
2	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	1,576	1,498
2	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	14,200	12,886
2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,340	1,110
2	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	20,000	16,977
2,4	GE Capital Commercial Mortgage Corp.	5.338%	3/10/44	38,290	29,201
2	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	43,350	41,866
2	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	13,352	12,676
2	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	13,518	12,710
2	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	17,050	15,723
2	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	2,000	1,604
2	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	4,900	4,372
2	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	2,250	1,785
2	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	8,250	6,995
2	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	4,325	3,834
2	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	15,250	12,337
2	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	17,395	14,845
2	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	7,471	7,005
2	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	29,872	23,322
2	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,080	17,714
2	GS Mortgage Securities Corp. II	5.506%	4/10/38	17,375	16,327
2,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	11,900	9,170
2	GS Mortgage Securities Corp. II	5.396%	8/10/38	31,360	25,498
2	GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	16,468
2	GS Mortgage Securities Corp. II	5.799%	8/10/45	13,245	9,346
2	Honda Auto Receivables Owner Trust	5.300%	7/21/10	3,263	3,257
2	Honda Auto Receivables Owner Trust	5.120%	10/15/10	21,308	21,154
2	Honda Auto Receivables Owner Trust	4.880%	9/18/14	9,375	8,720
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	18,974	18,017
2	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	11,800	9,995
2	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	15,000	12,561
2	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,790	1,554

2	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	12,780	11,159
2	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	3,450	3,101
2,4	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	975	588
2	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	13,195	10,308
2,4	JPMorgan Chase Commercial Mortgage Securities	5.371%	6/12/41	20,050	16,405
2	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	28,761	27,704
2,4	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	4,252	3,309
2	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	32,300	25,859
2	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	7,075	5,936
2	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	44,150	34,280
2	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	21,630	15,250
2	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	42,405	29,415
2	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	10,650	7,934
2	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	12,341	8,454
2,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	26,620	18,625
2	LB Commerical Conduit Mortgage Trust	6.780%	6/15/31	18,811	18,635
2	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	3,500	3,267
2	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	21,168	20,159

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	16,155	12,607
2	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	9,345	7,160
2	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	1,584	1,504
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	21,475	16,843
2	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	7,327
2	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	20,575	17,465
2	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	6,600	5,251
2	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	27,000	22,134
2,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	29,421	22,766
2	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	600	413
2	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	18,200	12,495
2,4	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	30,150	22,404
2	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	41,900	29,169
2	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	4,500	3,768
2,4	LB-UBS Commerical Mortgage Trust	5.936%	7/15/44	8,275	3,593
2,4	MBNA Credit Card Master Note Trust	4.969%	12/15/11	4,500	4,377
2,4	MBNA Credit Card Master Note Trust	1.275%	3/15/12	50,000	48,141
2	MBNA Master Credit Card Trust	7.000%	2/15/12	62,983	62,454
2	MBNA Master Credit Card Trust	7.800%	10/15/12	1,000	995
2	Merrill Lynch Mortgage Trust	5.236%	11/12/35	7,375	6,005
2	Merrill Lynch Mortgage Trust	5.657%	5/12/39	12,200	9,676
2,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	25,650	19,966
2,4	Merrill Lynch Mortgage Trust	5.829%	6/12/50	34,618	24,358
2	Merrill Lynch Mortgage Trust	5.425%	2/12/51	4,200	3,104
2	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,670	11,186
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/17	35,300	24,356
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.909%	6/12/46	41,100	32,957
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	23,995	16,455
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	12,350	9,367
2,4	Morgan Stanley Capital I	5.110%	6/15/40	19,000	15,217
2	Morgan Stanley Capital I	5.030%	6/13/41	1,822	1,360
2	Morgan Stanley Capital I	5.270%	6/13/41	2,800	2,260
2	Morgan Stanley Capital I	5.328%	11/12/41	4,250	3,226
2	Morgan Stanley Capital I	4.970%	12/15/41	10,800	6,981
2	Morgan Stanley Capital I	5.168%	1/14/42	4,650	3,653
2,4	Morgan Stanley Capital I	5.650%	6/13/42	17,900	12,434
2	Morgan Stanley Capital I	4.989%	8/13/42	28,000	21,766
2	Morgan Stanley Capital I	5.230%	9/15/42	28,650	22,494
2	Morgan Stanley Capital I	5.771%	10/15/42	9,775	7,644
2,4	Morgan Stanley Capital I	5.208%	11/14/42	19,850	15,547
2	Morgan Stanley Capital I	6.280%	1/11/43	20,150	15,061
2	Morgan Stanley Capital I	5.332%	12/15/43	6,300	4,751
2,4	Morgan Stanley Capital I	5.387%	3/12/44	36,666	28,183
2,4	Morgan Stanley Capital I	5.691%	4/15/49	375	160
2,4	Morgan Stanley Capital I	5.881%	6/11/49	4,000	1,717
2	Morgan Stanley Capital I	5.809%	12/12/49	18,800	13,032
2	Morgan Stanley Capital I	5.090%	10/12/52	9,300	8,707
2	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	4,675	4,433
2	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	4,747	4,216
2	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	20,000	16,630
2	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	5,340	4,823

2	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,900	22,466
2	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	1,160	1,129
2	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	7,875	7,385
2	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	1,318	1,319
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,569
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,465
2	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	814	766
2	Prudential Securities Secured Financing	7.193%	6/16/31	1,830	1,811
2	PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	19,967
2	Residential Asset Securities Corp.	6.489%	10/25/30	386	365
2	Salomon Brothers Mortgage Securities VII	5.561%	9/25/33	17,438	15,973
2	USAA Auto Owner Trust	5.360%	2/15/11	6,724	6,715
2	USAA Auto Owner Trust	4.710%	2/18/14	16,075	14,481
2	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,916	1,717
2	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	900	761

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	900	748
2,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,600	2,966
2	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	4,100	3,687
2	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	25,955	20,171
2	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	8,950	8,521
2,4	Wachovia Bank Commercial Mortgage Trust	5.232%	7/15/41	27,995	22,787
2	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	23,800	18,466
2,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	17,775	14,029
2	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	7,525	5,856
2,4	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	16,200	12,904
2	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	17,104	13,036
2,4	Wachovia Bank Commercial Mortgage Trust	5.209%	10/15/44	17,435	13,905
2,4	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	37,450	29,234
2,4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	13,500	10,589
2	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	20,250	16,628
2	World Omni Auto Receivables Trust	3.940%	10/15/12	19,200	17,574
					3,062,441
Finance (7.7%)
	Banking (4.9%)
	Abbey National PLC	7.950%	10/26/29	14,415	12,493
	ABN AMRO Bank NV	4.650%	6/4/18	325	261
	American Exoress Co.	7.000%	3/19/18	12,775	13,010
	American Express Bank, FSB	5.550%	10/17/12	4,225	4,005
	American Express Bank, FSB	5.500%	4/16/13	10,000	9,526
	American Express Bank, FSB	6.000%	9/13/17	5,200	4,621
	American Express Centurion Bank	5.200%	11/26/10	1,975	1,915
	American Express Centurion Bank	5.550%	10/17/12	3,100	2,952
	American Express Centurion Bank	5.950%	6/12/17	2,175	2,020
	American Express Centurion Bank	6.000%	9/13/17	4,650	4,369
	American Express Co.	4.875%	7/15/13	7,300	6,924
	American Express Co.	5.500%	9/12/16	3,600	3,328
	American Express Co.	6.150%	8/28/17	6,450	6,291
	American Express Co.	8.150%	3/19/38	2,500	2,918
2	American Express Co.	6.800%	9/1/66	7,565	4,150
	American Express Credit Corp.	5.000%	12/2/10	6,075	5,794
	American Express Credit Corp.	5.875%	5/2/13	17,850	17,416
	American Express Credit Corp.	7.300%	8/20/13	2,625	2,702
3	American Express Travel	5.250%	11/21/11	7,750	7,364
	AmSouth Bank NA	5.200%	4/1/15	6,200	4,716
	Associates Corp. of North America	6.950%	11/1/18	350	355
	BAC Capital Trust XI	6.625%	5/23/36	1,675	1,595
	Banc One Corp.	7.625%	10/15/26	1,475	1,645
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	23,425	23,460
2	Bank of America Capital Trust XIV	5.630%	12/31/49	7,880	2,994
	Bank of America Corp.	4.500%	8/1/10	9,850	9,921
	Bank of America Corp.	4.250%	10/1/10	9,625	9,602
	Bank of America Corp.	4.375%	12/1/10	2,500	2,501
5	Bank of America Corp.	1.700%	12/23/10	14,950	15,002
	Bank of America Corp.	5.375%	8/15/11	3,100	3,175
	Bank of America Corp.	6.250%	4/15/12	5,925	6,211
5	Bank of America Corp.	3.125%	6/15/12	35,325	37,003
	Bank of America Corp.	5.375%	9/11/12	1,800	1,822
	Bank of America Corp.	4.875%	9/15/12	4,525	4,459
	Bank of America Corp.	4.875%	1/15/13	6,600	6,624
	Bank of America Corp.	4.900%	5/1/13	24,890	25,069

Bank of America Corp.	5.375%	6/15/14	3,750	3,741
Bank of America Corp.	5.125%	11/15/14	24,500	23,631
Bank of America Corp.	5.250%	12/1/15	4,900	4,445
Bank of America Corp.	5.750%	8/15/16	13,925	13,148
Bank of America Corp.	5.625%	10/14/16	8,100	7,998
Bank of America Corp.	5.300%	3/15/17	30,225	29,025
Bank of America Corp.	5.420%	3/15/17	19,550	17,392
Bank of America Corp.	6.100%	6/15/17	6,650	6,638
Bank of America Corp.	6.000%	9/1/17	[1,2]25	[1,2]47
Bank of America Corp.	5.750%	12/1/17	5,100	5,175

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	5.650%	5/1/18	12,850	12,888
	Bank of America Corp.	5.625%	3/8/35	12,350	10,297
	Bank of America Corp.	6.000%	10/15/36	17,000	18,276
	Bank of America Corp.	6.500%	9/15/37	2,950	3,015
	Bank of New York Mellon	4.950%	1/14/11	2,550	2,575
	Bank of New York Mellon	6.375%	4/1/12	400	421
	Bank of New York Mellon	4.950%	11/1/12	23,400	23,935
	Bank of New York Mellon	4.500%	4/1/13	2,650	2,668
	Bank of New York Mellon	5.125%	8/27/13	4,475	4,624
	Bank of New York Mellon	4.950%	3/15/15	7,400	7,216
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	8,741
	Bank One Corp.	7.875%	8/1/10	21,180	22,231
	Bank One Corp.	5.250%	1/30/13	4,725	4,650
	Bank One Corp.	4.900%	4/30/15	2,475	2,313
	BankAmerica Capital II	8.000%	12/15/26	100	78
	Barclays Bank PLC	5.450%	9/12/12	5,950	6,130
2	Barclays Bank PLC	6.278%	12/29/49	3,295	2,099
	BB&T Capital Trust II	6.750%	6/7/36	9,475	7,187
2	BB&T Capital Trust IV	6.820%	6/12/57	4,825	2,935
	BB&T Corp.	6.500%	8/1/11	3,030	3,086
	BB&T Corp.	4.750%	10/1/12	7,025	6,795
	BB&T Corp.	5.200%	12/23/15	5,550	5,292
	BB&T Corp.	5.625%	9/15/16	6,950	7,035
	BB&T Corp.	4.900%	6/30/17	625	571
	BB&T Corp.	5.250%	11/1/19	3,175	2,841
	Bear Stearns Co., Inc.	4.550%	6/23/10	7,850	7,794
	Bear Stearns Co., Inc.	4.500%	10/28/10	3,120	3,104
	Bear Stearns Co., Inc.	5.350%	2/1/12	28,975	28,698
	Bear Stearns Co., Inc.	6.950%	8/10/12	10,000	10,459
	Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	17,930
	Bear Stearns Co., Inc.	5.300%	10/30/15	7,715	7,548
	Bear Stearns Co., Inc.	5.550%	1/22/17	5,150	4,839
	Bear Stearns Co., Inc.	6.400%	10/2/17	4,975	5,171
	Bear Stearns Co., Inc.	7.250%	2/1/18	13,450	14,753
	Bear Stearns Co., Inc.	4.650%	7/2/18	2,075	1,915
	Capital One Bank	5.750%	9/15/10	2,025	1,968
	Capital One Bank	6.500%	6/13/13	5,500	4,933
	Capital One Capital III	7.686%	8/15/36	7,650	3,213
	Capital One Capital IV	6.745%	2/17/37	3,100	1,426
	Capital One Financial Corp.	5.700%	9/15/11	4,025	3,747
	Capital One Financial Corp.	4.800%	2/21/12	2,125	1,921
	Capital One Financial Corp.	5.500%	6/1/15	6,075	5,128
	Capital One Financial Corp.	6.150%	9/1/16	6,525	4,468
	Capital One Financial Corp.	5.250%	2/21/17	1,775	1,556
	Capital One Financial Corp.	6.750%	9/15/17	7,225	6,982
	Charter One Bank N.A.	5.500%	4/26/11	13,150	12,482
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	17,581
2	Citigroup Capital XXI	8.300%	12/21/57	19,325	14,899
	Citigroup, Inc.	4.125%	2/22/10	4,175	4,083
	Citigroup, Inc.	4.625%	8/3/10	7,900	7,747
	Citigroup, Inc.	6.500%	1/18/11	15,895	16,021
	Citigroup, Inc.	5.125%	2/14/11	4,475	4,391
	Citigroup, Inc.	5.100%	9/29/11	39,500	38,565
5	Citigroup, Inc.	2.875%	12/9/11	22,225	23,013
	Citigroup, Inc.	6.000%	2/21/12	9,075	8,955

Citigroup, Inc.	5.250%	2/27/12	12,475	12,126
Citigroup, Inc.	5.500%	8/27/12	2,925	2,889
Citigroup, Inc.	5.625%	8/27/12	8,140	7,650
Citigroup, Inc.	5.300%	10/17/12	27,300	26,642
Citigroup, Inc.	5.500%	4/11/13	32,890	32,164
Citigroup, Inc.	6.500%	8/19/13	25,425	25,682
Citigroup, Inc.	5.125%	5/5/14	1,675	1,587
Citigroup, Inc.	5.000%	9/15/14	21,368	18,575
Citigroup, Inc.	4.700%	5/29/15	4,075	3,517
Citigroup, Inc.	5.300%	1/7/16	24,600	23,321
Citigroup, Inc.	5.500%	2/15/17	4,000	3,604

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup, Inc.	6.000%	8/15/17	15,150	15,082
	Citigroup, Inc.	6.125%	11/21/17	12,975	13,051
	Citigroup, Inc.	6.625%	6/15/32	1,525	1,482
	Citigroup, Inc.	5.875%	2/22/33	15,300	13,117
	Citigroup, Inc.	6.000%	10/31/33	2,575	2,254
	Citigroup, Inc.	5.850%	12/11/34	2,000	1,953
	Citigroup, Inc.	6.125%	8/25/36	9,575	8,773
	Citigroup, Inc.	5.875%	5/29/37	7,050	7,103
	Citigroup, Inc.	6.875%	3/5/38	20,000	23,097
	Colonial Bank NA	6.375%	12/1/15	1,425	931
	Comerica Bank	5.750%	11/21/16	12,700	9,521
	Comerica Bank	5.200%	8/22/17	5,450	4,117
2	Comerica Capital Trust II	6.576%	2/20/37	4,350	1,805
	Compass Bank	6.400%	10/1/17	2,700	2,302
	Compass Bank	5.900%	4/1/26	2,400	1,720
	Countrywide Financial Corp.	5.800%	6/7/12	8,175	8,001
	Countrywide Financial Corp.	6.250%	5/15/16	3,525	3,362
	Countrywide Home Loan	5.625%	7/15/09	340	340
	Countrywide Home Loan	4.125%	9/15/09	8,310	8,217
	Countrywide Home Loan	4.000%	3/22/11	4,950	4,709
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	15	15
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	6,975	6,943
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	24,597
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,275	9,306
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	10,125	10,142
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	11,825	12,118
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	3,675	3,744
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	12,110	12,069
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	19,700	18,472
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	14,815	13,557
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	1,175	1,079
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,825	3,116
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	9,250	4,623
	Credit Suisse New York	5.000%	5/15/13	15,175	14,605
	Credit Suisse New York	6.000%	2/15/18	5,200	5,118
	Dean Witter, Discover & Co.	6.750%	10/15/13	800	716
	Deutsche Bank AG London	5.375%	10/12/12	15,875	16,132
	Deutsche Bank AG London	4.875%	5/20/13	13,200	13,374
	Deutsche Bank AG London	6.000%	9/1/17	29,000	30,770
	Deutsche Bank Financial LLC	5.375%	3/2/15	5,400	4,885
	Fifth Third Bancorp.	4.200%	2/23/10	4,275	4,206
	Fifth Third Bancorp.	6.250%	5/1/13	5,950	5,639
	Fifth Third Bancorp.	4.750%	2/1/15	10,950	9,384
	Fifth Third Bancorp.	4.500%	6/1/18	1,550	1,136
	Fifth Third Bancorp.	8.250%	3/1/38	5,450	4,415
2	Fifth Third Capital Trust IV	6.500%	4/15/67	4,350	2,219
	First Tennessee Bank	5.050%	1/15/15	1,825	1,178
	First Union Institutional Capital I	8.040%	12/1/26	1,825	1,519
	Fleet Capital Trust II	7.920%	12/11/26	2,315	1,904
	Golden West Financial Corp.	4.750%	10/1/12	3,315	3,147
2	Goldman Sachs Capital II	5.793%	12/29/49	8,625	3,404
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,945	5,869
	Goldman Sachs Group, Inc.	6.875%	1/15/11	6,250	6,343
	Goldman Sachs Group, Inc.	6.600%	1/15/12	33,200	32,831
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	37,350	39,088

Goldman Sachs Group, Inc.	5.450%	11/1/12	12,375	11,811
Goldman Sachs Group, Inc.	5.250%	4/1/13	12,415	11,675
Goldman Sachs Group, Inc.	4.750%	7/15/13	11,050	10,143
Goldman Sachs Group, Inc.	5.250%	10/15/13	16,550	15,268
Goldman Sachs Group, Inc.	5.150%	1/15/14	2,740	2,510
Goldman Sachs Group, Inc.	5.000%	10/1/14	15,550	13,453
Goldman Sachs Group, Inc.	5.125%	1/15/15	14,735	13,370
Goldman Sachs Group, Inc.	5.350%	1/15/16	18,900	17,146
Goldman Sachs Group, Inc.	5.750%	10/1/16	5,600	5,165
Goldman Sachs Group, Inc.	5.625%	1/15/17	14,750	12,298
Goldman Sachs Group, Inc.	6.250%	9/1/17	33,125	31,330

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group, Inc.	5.950%	1/18/18	29,650	27,558
	Goldman Sachs Group, Inc.	6.150%	4/1/18	12,175	11,700
	Goldman Sachs Group, Inc.	5.950%	1/15/27	1[1,2]50	8,337
	Goldman Sachs Group, Inc.	6.125%	2/15/33	10,650	9,897
	Goldman Sachs Group, Inc.	6.345%	2/15/34	19,890	14,632
	Goldman Sachs Group, Inc.	6.450%	5/1/36	3,200	2,442
	Goldman Sachs Group, Inc.	6.750%	10/1/37	44,350	36,488
3	HBOS Treasury Services PLC	5.250%	2/21/17	21,125	20,880
3	HBOS Treasury Services PLC	6.750%	5/21/18	7,250	6,344
	HSBC Bank PLC	6.950%	3/15/11	11,350	11,498
	HSBC Bank USA	4.625%	4/1/14	125	119
	HSBC Bank USA	5.875%	11/1/34	2,475	2,406
	HSBC Bank USA	5.625%	8/15/35	4,825	4,483
	HSBC Holdings PLC	7.625%	5/17/32	[1,2]50	1,359
	HSBC Holdings PLC	7.350%	11/27/32	2,515	2,655
	HSBC Holdings PLC	6.500%	5/2/36	22,100	22,610
	HSBC Holdings PLC	6.500%	9/15/37	16,575	17,488
	HSBC Holdings PLC	6.800%	6/1/38	7,200	7,770
3	ICICI Bank Ltd.	6.625%	10/3/12	6,425	5,076
	JPM Capital Trust	6.550%	9/29/36	8,725	7,389
	JPMorgan Capital Trust	5.875%	3/15/35	5,205	4,059
	JPMorgan Chase & Co.	7.875%	6/15/10	450	468
	JPMorgan Chase & Co.	6.750%	2/1/11	14,862	15,317
	JPMorgan Chase & Co.	5.600%	6/1/11	35,250	36,219
	JPMorgan Chase & Co.	4.850%	6/16/11	1[1,2]00	11,305
	JPMorgan Chase & Co.	3.125%	12/1/11	21,500	22,459
	JPMorgan Chase & Co.	4.500%	1/15/12	9,400	9,344
	JPMorgan Chase & Co.	6.625%	3/15/12	12,575	12,875
	JPMorgan Chase & Co.	5.375%	10/1/12	26,725	27,295
	JPMorgan Chase & Co.	5.750%	1/2/13	7,150	7,202
	JPMorgan Chase & Co.	4.750%	5/1/13	8,775	8,818
	JPMorgan Chase & Co.	5.375%	1/15/14	1,825	1,817
	JPMorgan Chase & Co.	4.875%	3/15/14	19,540	18,888
	JPMorgan Chase & Co.	5.125%	9/15/14	13,085	12,678
	JPMorgan Chase & Co.	4.750%	3/1/15	3,550	3,443
	JPMorgan Chase & Co.	5.250%	5/1/15	9,725	9,278
	JPMorgan Chase & Co.	5.150%	10/1/15	3,860	3,722
	JPMorgan Chase & Co.	5.875%	6/13/16	5,075	5,098
	JPMorgan Chase & Co.	6.125%	6/27/17	14,825	14,871
	JPMorgan Chase & Co.	6.000%	10/1/17	2,950	2,944
	JPMorgan Chase & Co.	6.000%	1/15/18	4,275	4,520
	JPMorgan Chase & Co.	5.850%	8/1/35	825	671
	JPMorgan Chase & Co.	6.400%	5/15/38	10,000	11,949
	JPMorgan Chase Capital XXII	6.450%	2/2/37	12,275	9,850
	JPMorgan Chase Capital XXV	6.800%	10/1/37	9,650	8,835
	KeyBank NA	7.000%	2/1/11	725	716
	KeyBank NA	5.500%	9/17/12	6,800	6,392
	KeyBank NA	5.800%	7/1/14	3,675	3,289
	KeyBank NA	4.950%	9/15/15	7,175	5,597
	KeyBank NA	5.450%	3/3/16	7,175	5,812
	KeyCorp	6.500%	5/14/13	6,750	6,261
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,350	7,764
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	550	407
	Marshall & Ilsley Bank	5.250%	9/4/12	1,150	1,012
	Marshall & Ilsley Bank	4.850%	6/16/15	700	532

	Marshall & Ilsley Bank	5.000%	1/17/17	250	194
	MBNA America Bank NA	6.625%	6/15/12	3,465	3,494
	MBNA Corp.	7.500%	3/15/12	3,245	3,336
	MBNA Corp.	6.125%	3/1/13	4,900	4,797
	MBNA Corp.	5.000%	6/15/15	4,375	4,004
	Mellon Bank NA	4.750%	12/15/14	3,650	3,580
2	Mellon Capital IV	6.244%	6/29/49	200	118
	Mellon Funding Corp.	6.400%	5/14/11	450	470
	Mellon Funding Corp.	5.000%	12/1/14	1,100	1,009
	Morgan Stanley Dean Witter	4.000%	1/15/10	19,250	18,891
	Morgan Stanley Dean Witter	4.250%	5/15/10	15,155	14,540

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Dean Witter	2.900%	12/1/10	13,650	14,010
	Morgan Stanley Dean Witter	5.050%	1/21/11	2,700	2,624
	Morgan Stanley Dean Witter	6.750%	4/15/11	21,140	20,635
5	Morgan Stanley Dean Witter	3.250%	12/1/11	14,600	15,286
	Morgan Stanley Dean Witter	5.625%	1/9/12	6,525	6,083
	Morgan Stanley Dean Witter	6.600%	4/1/12	14,510	13,815
	Morgan Stanley Dean Witter	5.750%	8/31/12	9,400	8,745
	Morgan Stanley Dean Witter	5.300%	3/1/13	21,950	19,908
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,882	21,183
	Morgan Stanley Dean Witter	6.000%	4/28/15	15,575	13,682
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,100	5,965
	Morgan Stanley Dean Witter	5.750%	10/18/16	18,500	15,432
	Morgan Stanley Dean Witter	5.450%	1/9/17	11,125	9,327
	Morgan Stanley Dean Witter	5.550%	4/27/17	3,725	3,113
	Morgan Stanley Dean Witter	5.950%	12/28/17	20,575	17,513
	Morgan Stanley Dean Witter	6.625%	4/1/18	20,650	18,572
	Morgan Stanley Dean Witter	6.250%	8/9/26	18,625	15,497
	Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	8,194
	National City Bank	4.500%	3/15/10	7,525	7,332
	National City Bank	6.250%	3/15/11	575	544
	National City Bank	4.625%	5/1/13	3,225	2,673
	National City Corp.	4.900%	1/15/15	1,725	1,477
	National City Corp.	6.875%	5/15/19	850	689
2	National City Preferred Capital Trust I	12.000%	12/31/49	7,025	6,603
	NationsBank Corp.	6.800%	3/15/28	725	690
3	Nationwide Building Society	5.500%	7/18/12	24,775	23,482
	NB Capital Trust II	7.830%	12/15/26	5,000	3,826
	NB Capital Trust IV	8.250%	4/15/27	3,400	2,709
	North Fork Bancorp., Inc.	5.875%	8/15/12	250	199
3	Northern Rock PLC	5.625%	6/22/17	47,600	46,652
	Northern Trust Co.	5.500%	8/15/13	1,575	1,626
	Northern Trust Co.	6.500%	8/15/18	1,400	1,504
	Paribas NY	6.950%	7/22/13	[1,2]25	[1,2]87
	PNC Bank NA	4.875%	9/21/17	9,750	8,972
	PNC Bank NA	6.000%	12/7/17	1,425	1,418
	PNC Bank NA	6.875%	4/1/18	175	184
	PNC Funding Corp.	4.500%	3/10/10	500	499
	PNC Funding Corp.	5.125%	12/14/10	5,750	5,828
	PNC Funding Corp.	5.250%	11/15/15	10,275	9,787
	PNC Funding Corp.	5.625%	2/1/17	1,075	1,034
	Regions Bank	7.500%	5/15/18	1,400	[1,2]50
	Regions Financial Corp.	4.375%	12/1/10	1,000	933
	Regions Financial Corp.	6.375%	5/15/12	15,925	14,811
	Regions Financial Corp.	7.375%	12/10/37	4,950	3,878
2	Regions Financial Corp.	6.625%	5/15/47	5,075	2,779
	Royal Bank of Canada	4.125%	1/26/10	13,450	13,405
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,687
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	13,125	11,713
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	8,225	7,006
2	Royal Bank of Scotland Group PLC	7.640%	3/31/49	4,975	1,990
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	23,895	11,885
2	Royal Bank of Scotland Group PLC	5.512%	9/29/49	6,774	2,894
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	12,500	12,487
	Santander Financial Issuances	6.375%	2/15/11	1,400	1,329
	Sanwa Bank Ltd.	7.400%	6/15/11	11,800	12,213

	Southtrust Corp.	5.800%	6/15/14	3,075	2,846
	Sovereign Bancorp, Inc.	4.800%	9/1/10	8,275	7,490
	Sovereign Bancorp, Inc.	8.750%	5/30/18	1,650	1,510
	Sovereign Bank	5.125%	3/15/13	2,900	2,429
2,3	Standard Chartered PLC	6.409%	12/31/49	7,100	2,969
	State Street Capital Trust	5.300%	1/15/16	3,425	3,392
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	16,075	16,763
	SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,520
	SunTrust Banks, Inc.	5.250%	11/5/12	8,150	7,808
	SunTrust Banks, Inc.	5.000%	9/1/15	350	329
	SunTrust Banks, Inc.	6.000%	9/11/17	3,725	3,525

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SunTrust Banks, Inc.	5.450%	12/1/17	500	470
	SunTrust Banks, Inc.	7.250%	3/15/18	1,100	1,146
	SunTrust Banks, Inc.	6.000%	2/15/26	3,925	3,389
	SunTrust Capital VIII	6.100%	12/15/36	3,635	2,388
2	SunTrust Preferred Capital I	5.853%	12/31/49	2,875	1,157
	Swiss Bank Corp.	7.000%	10/15/15	2,825	2,825
	Swiss Bank Corp.	7.375%	6/15/17	4,175	4,287
	Synovus Financial Corp.	4.875%	2/15/13	1,000	850
	Synovus Financial Corp.	5.125%	6/15/17	4,925	3,767
	UBS AG	5.875%	7/15/16	2,800	2,595
	UBS AG	5.875%	12/20/17	32,534	29,829
	UBS AG	5.750%	4/25/18	10,975	10,000
	UFJ Finance Aruba AEC	6.750%	7/15/13	27,325	27,306
	Union Bank of California NA	5.950%	5/11/16	4,700	3,780
	Union Planters Corp.	7.750%	3/1/11	7,525	7,197
	UnionBanCal Corp.	5.250%	12/16/13	2,680	2,330
	US Bank NA	6.375%	8/1/11	6,975	7,277
	US Bank NA	6.300%	2/4/14	9,150	9,846
	US Bank NA	4.950%	10/30/14	10,225	10,160
2	USB Capital IX	6.189%	4/15/49	10,040	4,518
	Wachovia Bank NA	4.800%	11/1/14	1,825	1,685
	Wachovia Bank NA	4.875%	2/1/15	17,300	15,845
	Wachovia Bank NA	5.000%	8/15/15	1,110	977
	Wachovia Bank NA	6.000%	11/15/17	9,825	9,570
	Wachovia Bank NA	5.850%	2/1/37	18,225	17,567
	Wachovia Bank NA	6.600%	1/15/38	14,625	15,675
2	Wachovia Capital Trust III	5.800%	3/15/11	12,925	7,690
	Wachovia Corp.	7.875%	2/15/10	3,700	3,746
	Wachovia Corp.	4.375%	6/1/10	6,875	6,842
	Wachovia Corp.	7.800%	8/18/10	12,905	13,122
	Wachovia Corp.	5.300%	10/15/11	17,775	17,438
	Wachovia Corp.	4.875%	2/15/14	6,150	5,623
	Wachovia Corp.	5.250%	8/1/14	1,120	1,036
	Wachovia Corp.	5.625%	10/15/16	4,900	4,439
	Wachovia Corp.	5.750%	6/15/17	31,175	30,811
	Wachovia Corp.	5.750%	2/1/18	1,650	1,662
	Wachovia Corp.	6.605%	10/1/25	275	256
3	Wachovia Corp.	8.000%	12/15/26	5,125	4,049
	Wachovia Corp.	7.500%	4/15/35	1,100	1,064

	Wachovia Corp.	5.500%	8/1/35	3,600	2,919
	Wachovia Corp.	6.550%	10/15/35	775	665
	Wells Fargo & Co.	4.200%	1/15/10	28,879	29,320
	Wells Fargo & Co.	4.875%	1/12/11	15,575	15,976
	Wells Fargo & Co.	6.375%	8/1/11	2,000	2,085
	Wells Fargo & Co.	5.300%	8/26/11	4,800	4,888
5	Wells Fargo & Co.	3.000%	12/9/11	19,200	19,994
	Wells Fargo & Co.	5.125%	9/1/12	4,000	4,023
	Wells Fargo & Co.	5.250%	10/23/12	19,850	20,354
	Wells Fargo & Co.	4.375%	1/31/13	9,175	9,043
	Wells Fargo & Co.	4.950%	10/16/13	6,975	6,834
	Wells Fargo & Co.	4.625%	4/15/14	275	267
	Wells Fargo & Co.	5.625%	12/11/17	37,625	38,953
	Wells Fargo & Co.	5.375%	2/7/35	5,625	5,400
	Wells Fargo Bank NA	6.450%	2/1/11	15,800	16,472
	Wells Fargo Bank NA	4.750%	2/9/15	12,875	12,427
	Wells Fargo Bank NA	5.750%	5/16/16	7,925	8,126
	Wells Fargo Bank NA	5.950%	8/26/36	10,275	10,673
	Wells Fargo Capital X	5.950%	12/15/36	3,075	2,568
2	Wells Fargo Capital XIII	7.700%	12/29/49	8,050	6,621
2	Wells Fargo Capital XV	9.750%	12/29/49	5,925	6,043
	Wells Fargo Financial	5.500%	8/1/12	3,975	4,050
	Zions Bancorp.	5.500%	11/16/15	6,950	5,191

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Brokerage (0.4%)
	Ameriprise Financial Inc.	5.350%	11/15/10	5,900	5,291
	Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,186
2	Ameriprise Financial Inc.	7.518%	6/1/66	1,250	689
	BlackRock, Inc.	6.250%	9/15/17	4,000	3,775
3	Fidelity Investments	7.490%	6/15/19	1,000	983
	Janus Capital Group	5.875%	9/15/11	3,375	2,459
	Janus Capital Group	6.700%	6/15/17	2,575	1,286
	Jefferies Group Inc.	6.450%	6/8/27	14,325	8,842
	Jefferies Group Inc.	6.250%	1/15/36	8,425	5,039
	Lazard Group	6.850%	6/15/17	7,775	4,918
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	7,750	7,670
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	12,880	12,624
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	4,325	4,385
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	12,850	12,869
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	18,650	17,961
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	25,800	25,422
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	7,100	6,756
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	2,875	2,768
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	19,150	18,261
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	3,550	3,274
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	20,600	18,454
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	13,750	13,842
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	15,350	16,153
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	425	425
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	19	20
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	19,050	17,661
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	5,625	5,076
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	13,510	14,727
2	Schwab Capital Trust I	7.500%	11/15/37	2,150	1,118

	Finance Companies (1.2%)
	Allied Capital Corp.	6.000%	4/1/12	3,125	2,148
	American General Finance Corp.	3.875%	10/1/09	4,000	2,920
	American General Finance Corp.	4.875%	5/15/10	5,100	3,009
	American General Finance Corp.	5.625%	8/17/11	7,625	3,660
	American General Finance Corp.	4.875%	7/15/12	1,650	710
	American General Finance Corp.	5.375%	10/1/12	1,000	470
	American General Finance Corp.	5.850%	6/1/13	19,820	8,225
	American General Finance Corp.	5.750%	9/15/16	4,925	1,872
	American General Finance Corp.	6.900%	12/15/17	13,800	5,520
	Block Financial LLC	7.875%	1/15/13	2,000	1,878
	Capmark Financial Group	5.875%	5/10/12	1,775	612
	Capmark Financial Group	6.300%	5/10/17	3,625	1,015
	CIT Group Funding Co. of Canada	4.650%	7/1/10	7,550	6,625
	CIT Group Funding Co. of Canada	5.600%	11/2/11	5,300	4,134
	CIT Group Funding Co. of Canada	5.200%	6/1/15	8,575	6,002
	CIT Group, Inc.	4.250%	2/1/10	3,475	3,227
	CIT Group, Inc.	5.200%	11/3/10	4,300	3,741
	CIT Group, Inc.	4.750%	12/15/10	3,650	3,212
	CIT Group, Inc.	5.600%	4/27/11	6,375	5,339
	CIT Group, Inc.	5.800%	7/28/11	5,325	4,420
	CIT Group, Inc.	7.625%	11/30/12	7,325	6,226
	CIT Group, Inc.	5.400%	3/7/13	7,450	5,513
	CIT Group, Inc.	5.000%	2/13/14	125	89

	CIT Group, Inc.	5.125%	9/30/14	5,625	4,050
	CIT Group, Inc.	5.000%	2/1/15	4,175	2,797
	CIT Group, Inc.	5.400%	1/30/16	2,750	1,925
	CIT Group, Inc.	5.850%	9/15/16	6,450	4,579
	CIT Group, Inc.	5.650%	2/13/17	8,825	6,177
	CIT Group, Inc.	6.000%	4/1/36	2,150	1,355
2	CIT Group, Inc.	6.100%	3/15/67	225	68
	Discover Financial Services	6.450%	6/12/17	[1,2]50	864
	General Electric Capital Corp.	8.300%	9/20/09	275	283
	General Electric Capital Corp.	4.250%	9/13/10	5,250	5,247

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	4.875%	10/21/10	11,450	11,674
	General Electric Capital Corp.	5.000%	12/1/10	2,650	2,704
	General Electric Capital Corp.	6.125%	2/22/11	12,580	13,072
	General Electric Capital Corp.	5.500%	4/28/11	11,475	11,792
5	General Electric Capital Corp.	3.000%	12/9/11	20,800	21,563
	General Electric Capital Corp.	5.875%	2/15/12	31,390	32,263
	General Electric Capital Corp.	4.375%	3/3/12	1[1,2]00	11,030
	General Electric Capital Corp.	5.000%	4/10/12	250	250
	General Electric Capital Corp.	6.000%	6/15/12	20,175	20,794
	General Electric Capital Corp.	5.250%	10/19/12	50,550	50,982
	General Electric Capital Corp.	5.450%	1/15/13	10,475	10,589
	General Electric Capital Corp.	4.800%	5/1/13	17,150	17,019
	General Electric Capital Corp.	5.500%	6/4/14	15,725	15,763
	General Electric Capital Corp.	5.650%	6/9/14	9,200	9,278
	General Electric Capital Corp.	5.375%	10/20/16	4,450	4,366
	General Electric Capital Corp.	5.400%	2/15/17	24,400	23,964
	General Electric Capital Corp.	5.625%	9/15/17	8,500	8,418
	General Electric Capital Corp.	5.625%	5/1/18	35,025	35,269
	General Electric Capital Corp.	6.750%	3/15/32	38,685	41,926
	General Electric Capital Corp.	6.150%	8/7/37	11,775	11,664
	General Electric Capital Corp.	5.875%	1/14/38	42,975	42,704
2	General Electric Capital Corp.	6.375%	11/15/67	12,800	8,138
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,700	1,548
	HSBC Finance Corp.	4.625%	9/15/10	24,500	24,222
	HSBC Finance Corp.	5.250%	1/14/11	15,425	15,314
	HSBC Finance Corp.	5.700%	6/1/11	18,725	18,437
	HSBC Finance Corp.	6.375%	10/15/11	8,000	8,035
	HSBC Finance Corp.	7.000%	5/15/12	10,375	10,451
	HSBC Finance Corp.	5.900%	6/19/12	3,650	3,690
	HSBC Finance Corp.	6.375%	11/27/12	27,815	27,510
	HSBC Finance Corp.	4.750%	7/15/13	1,850	1,715
	HSBC Finance Corp.	5.250%	1/15/14	5,600	5,379
	HSBC Finance Corp.	5.000%	6/30/15	33,350	30,363
	HSBC Finance Corp.	5.500%	1/19/16	1,850	1,769
	International Lease Finance Corp.	4.875%	9/1/10	1,625	1,300
	International Lease Finance Corp.	5.125%	11/1/10	1,850	1,406
	International Lease Finance Corp.	4.950%	2/1/11	13,350	9,812
	International Lease Finance Corp.	5.450%	3/24/11	6,250	4,562
	International Lease Finance Corp.	5.750%	6/15/11	20,900	15,257
	International Lease Finance Corp.	5.300%	5/1/12	6,075	4,252
	International Lease Finance Corp.	5.000%	9/15/12	9,350	6,451
	International Lease Finance Corp.	6.375%	3/25/13	10,225	7,157
	International Lease Finance Corp.	5.625%	9/20/13	14,345	9,504
	International Lease Finance Corp.	5.650%	6/1/14	5,875	3,877
	PHH Corp.	7.125%	3/1/13	1,150	541
	SLM Corp.	4.500%	7/26/10	3,175	2,837
	SLM Corp.	5.400%	10/25/11	21,550	17,381
	SLM Corp.	5.375%	1/15/13	5,325	3,834
	SLM Corp.	5.000%	10/1/13	5,350	3,878
	SLM Corp.	5.050%	11/14/14	2,400	1,609
	SLM Corp.	8.450%	6/15/18	22,875	18,218
	SLM Corp.	5.625%	8/1/33	6,200	3,736

	Insurance (0.9%)
	ACE Capital Trust II	9.700%	4/1/30	2,200	1,721

ACE INA Holdings, Inc.	5.600%	5/15/15	7,375	6,789
ACE INA Holdings, Inc.	5.700%	2/15/17	3,150	2,867
ACE INA Holdings, Inc.	5.800%	3/15/18	2,125	1,930
AEGON Funding Corp.	5.750%	12/15/20	1,350	1,168
AEGON NV	4.750%	6/1/13	2,225	1,867
Aetna, Inc.	7.875%	3/1/11	1,700	1,711
Aetna, Inc.	5.750%	6/15/11	1,400	1,384
Aetna, Inc.	6.000%	6/15/16	11,150	10,312
Aetna, Inc.	6.500%	9/15/18	2,425	2,352
Aetna, Inc.	6.625%	6/15/36	9,200	7,567

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna, Inc.	6.750%	12/15/37	225	190
	Allied World Assurance	7.500%	8/1/16	6,100	5,383
	Allstate Corp.	7.200%	12/1/09	8,740	9,006
	Allstate Corp.	6.125%	2/15/12	2,990	2,902
	Allstate Corp.	5.000%	8/15/14	2,600	2,439
	Allstate Corp.	6.125%	12/15/32	2,850	2,618
	Allstate Corp.	5.350%	6/1/33	1,120	925
	Allstate Corp.	5.550%	5/9/35	1,625	1,374
2	Allstate Corp.	6.125%	5/15/37	2,700	1,737
2	Allstate Corp.	6.500%	5/15/57	6,525	3,700
	Allstate Life Global Funding	5.375%	4/30/13	4,550	4,589
	Ambac, Inc.	5.950%	12/5/35	9,000	2,768
	American General Capital II	8.500%	7/1/30	8,590	3,694
	American International Group, Inc.	4.700%	10/1/10	1,450	[1,2]89
	American International Group, Inc.	5.375%	10/18/11	4,200	3,412
	American International Group, Inc.	4.950%	3/20/12	7,430	5,786
	American International Group, Inc.	4.250%	5/15/13	825	593
	American International Group, Inc.	5.050%	10/1/15	2,800	1,876
	American International Group, Inc.	5.600%	10/18/16	1,875	[1,2]52
	American International Group, Inc.	5.450%	5/18/17	9,525	6,227
	American International Group, Inc.	5.850%	1/16/18	14,900	9,964
	American International Group, Inc.	6.250%	5/1/36	10,775	6,021
	American International Group, Inc.	6.250%	3/15/37	935	351
2,3	American International Group, Inc.	8.175%	5/15/58	24,500	9,279
	Aon Capital Trust	8.205%	1/1/27	[1,2]00	665
	Arch Capital Group Ltd.	7.350%	5/1/34	3,250	2,684
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	2,225
	Assurant, Inc.	5.625%	2/15/14	1,450	1,076
	Assurant, Inc.	6.750%	2/15/34	4,100	2,526
	AXA Financial, Inc.	7.750%	8/1/10	1,075	1,077
	AXA SA	8.600%	12/15/30	10,550	7,534
	Axis Capital Holdings Ltd.	5.750%	12/1/14	2,700	1,813
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	5,250	5,322
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	6,800	6,963
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	11,350	11,689
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	22,100	23,023
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	580
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	6,880	7,173
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	9,975	10,325
	Chubb Corp.	5.200%	4/1/13	2,000	1,985
	Chubb Corp.	5.750%	5/15/18	2,450	2,410
	Chubb Corp.	6.000%	5/11/37	8,600	7,769
	Chubb Corp.	6.500%	5/15/38	3,150	3,003
2	Chubb Corp.	6.375%	3/29/67	7,000	4,386
	CIGNA Corp.	6.350%	3/15/18	1,450	[1,2]56
	CIGNA Corp.	7.875%	5/15/27	1,300	1,152
	CIGNA Corp.	6.150%	11/15/36	7,100	4,953
	Cincinnati Financial Corp.	6.920%	5/15/28	550	476
	Cincinnati Financial Corp.	6.125%	11/1/34	4,300	3,303
	CNA Financial Corp.	6.000%	8/15/11	3,225	2,339
	CNA Financial Corp.	5.850%	12/15/14	4,225	3,110
	CNA Financial Corp.	6.500%	8/15/16	6,950	4,918
	Commerce Group, Inc.	5.950%	12/9/13	1,750	1,498
	Coventry Health Care Inc.	6.300%	8/15/14	4,995	3,185
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	2,775	1,158

	Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	4,822
	Fund American Cos., Inc.	5.875%	5/15/13	2,200	1,614
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	1,425	1,327
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	3,859
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	1,588
	Genworth Financial, Inc.	5.125%	3/15/11	750	525
	Genworth Financial, Inc.	5.650%	6/15/12	5,000	2,081
	Genworth Financial, Inc.	5.750%	6/15/14	1,025	379
	Genworth Financial, Inc.	4.950%	10/1/15	[1,2]25	459
	Genworth Financial, Inc.	6.500%	6/15/34	3,975	1,193
2	Genworth Financial, Inc.	6.150%	11/15/66	3,505	351

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,675	4,102
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	3,000	2,292
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	3,250	2,449
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	3,200	2,261
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	350	257
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,550	1,114
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	3,600	2,291
2	Hartford Financial Services Group, Inc.	8.125%	6/15/38	2,200	1,019
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,075	2,638
	Humana Inc.	6.450%	6/1/16	6,025	4,809
	Humana Inc.	7.200%	6/15/18	7,850	6,330
	Humana Inc.	6.300%	8/1/18	250	187
	Humana Inc.	8.150%	6/15/38	9,650	7,210
	ING Capital Funding Trust III	8.439%	12/31/10	600	303
2	ING Capital Funding Trust III	5.775%	12/8/49	12,700	5,700
	ING USA Global	4.500%	10/1/10	13,000	12,644
	Liberty Mutual Group	4.875%	2/1/10	[1,2]50	1,197
	Lincoln National Corp.	6.200%	12/15/11	[1,2]25	1,116
	Lincoln National Corp.	5.650%	8/27/12	3,975	3,252
	Lincoln National Corp.	6.150%	4/7/36	7,250	4,530
2	Lincoln National Corp.	7.000%	5/17/66	1,410	620
2	Lincoln National Corp.	6.050%	4/20/67	7,150	2,574
	Loews Corp.	5.250%	3/15/16	4,150	3,793
	Loews Corp.	6.000%	2/1/35	650	488
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	3,075	3,001
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	6,225	5,832
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	550	487
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	8,850	7,779
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	400	297
	MetLife, Inc.	6.125%	12/1/11	850	843
	MetLife, Inc.	5.375%	12/15/12	7,475	7,135
	MetLife, Inc.	5.000%	11/24/13	5,175	4,733
	MetLife, Inc.	5.000%	6/15/15	3,375	3,116
	MetLife, Inc.	6.500%	12/15/32	3,450	2,927
	MetLife, Inc.	6.375%	6/15/34	2,250	1,872
	MetLife, Inc.	5.700%	6/15/35	975	782
	MetLife, Inc.	6.400%	12/15/36	8,415	5,072
	Nationwide Financial Services	6.750%	5/15/37	750	307
	Principal Financial Group, Inc.	6.050%	10/15/36	3,000	2,054
	Principal Life Income Funding	5.125%	3/1/11	4,675	4,529
	Principal Life Income Funding	5.300%	12/14/12	6,675	6,390
	Principal Life Income Funding	5.300%	4/24/13	6,750	6,438
	Principal Life Income Funding	5.100%	4/15/14	4,825	4,440
	Progressive Corp.	6.375%	1/15/12	1,950	1,946
	Progressive Corp.	6.625%	3/1/29	5,175	4,773
	Progressive Corp.	6.250%	12/1/32	325	281
2	Progressive Corp.	6.700%	6/15/37	8,500	3,961
	Protective Life Secured Trust	4.850%	8/16/10	2,225	1,956
	Prudential Financial, Inc.	5.100%	12/14/11	450	390
	Prudential Financial, Inc.	5.800%	6/15/12	2,400	2,084
	Prudential Financial, Inc.	5.150%	1/15/13	2,325	1,928
	Prudential Financial, Inc.	4.500%	7/15/13	7,825	6,180
	Prudential Financial, Inc.	4.750%	4/1/14	2,125	1,662
	Prudential Financial, Inc.	5.100%	9/20/14	8,675	6,692
	Prudential Financial, Inc.	5.500%	3/15/16	725	527

	Prudential Financial, Inc.	6.100%	6/15/17	[1,2]00	875
	Prudential Financial, Inc.	6.000%	12/1/17	4,475	3,587
	Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,160
	Prudential Financial, Inc.	5.400%	6/13/35	2,300	1,390
	Prudential Financial, Inc.	5.900%	3/17/36	4,400	2,859
	Prudential Financial, Inc.	5.700%	12/14/36	23,700	14,895
	Torchmark Corp.	6.375%	6/15/16	4,225	3,298
	Travelers Cos. Inc.	5.375%	6/15/12	300	301
	Travelers Cos. Inc.	5.750%	12/15/17	4,450	4,291
	Travelers Cos. Inc.	5.800%	5/15/18	250	241
2	Travelers Cos. Inc.	6.250%	3/15/37	2,975	1,873

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Travelers Cos. Inc.	6.250%	6/15/37	14,550	14,134
	Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,622
	Travelers Cos., Inc.	6.250%	6/20/16	2,875	2,862
	Travelers Property Casualty Corp.	6.375%	3/15/33	425	398
	UnitedHealth Group, Inc.	5.250%	3/15/11	225	216
	UnitedHealth Group, Inc.	5.500%	11/15/12	11,375	10,417
	UnitedHealth Group, Inc.	4.875%	2/15/13	2,700	2,529
	UnitedHealth Group, Inc.	4.875%	4/1/13	2,725	2,540
	UnitedHealth Group, Inc.	5.000%	8/15/14	4,925	4,605
	UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,164
	UnitedHealth Group, Inc.	6.000%	6/15/17	8,975	7,935
	UnitedHealth Group, Inc.	6.000%	11/15/17	[1,2]50	1,110
	UnitedHealth Group, Inc.	6.000%	2/15/18	19,805	18,326
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,500	1,137
	UnitedHealth Group, Inc.	6.500%	6/15/37	2,125	1,640
	UnitedHealth Group, Inc.	6.625%	11/15/37	4,725	4,006
	UnitedHealth Group, Inc.	6.875%	2/15/38	5,625	4,976
	WellPoint Inc.	5.000%	1/15/11	5,700	5,554
	WellPoint Inc.	6.375%	1/15/12	3,815	3,761
	WellPoint Inc.	6.800%	8/1/12	2,710	2,672
	WellPoint Inc.	5.000%	12/15/14	3,525	3,135
	WellPoint Inc.	5.250%	1/15/16	750	658
	WellPoint Inc.	5.875%	6/15/17	5,200	4,950
	WellPoint Inc.	5.950%	12/15/34	7,000	5,822
	WellPoint Inc.	5.850%	1/15/36	6,710	5,693
	WellPoint Inc.	6.375%	6/15/37	1,355	1,188
	Willis North America Inc.	5.125%	7/15/10	1,100	912
	Willis North America Inc.	5.625%	7/15/15	4,550	3,258
	Willis North America Inc.	6.200%	3/28/17	2,750	1,874
	XL Capital Ltd.	5.250%	9/15/14	5,300	2,920
	XL Capital Ltd.	6.375%	11/15/24	575	298
	XL Capital Ltd.	6.250%	5/15/27	8,625	3,856
2	XL Capital Ltd.	6.500%	12/15/49	5,150	1,127

	Other Finance (0.0%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	10,175	10,137
	Orix Corp.	5.480%	11/22/11	6,125	4,612
	XTRA Finance Corp.	5.150%	4/1/17	15,400	15,178

	Real Estate Investment Trusts (0.3%)
	AMB Property LP	6.300%	6/1/13	3,925	2,443
	Arden Realty LP	5.250%	3/1/15	1,075	935
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,450	1,981
	AvalonBay Communities, Inc.	6.125%	11/1/12	1,000	788
	AvalonBay Communities, Inc.	5.750%	9/15/16	975	647
	Boston Properties, Inc.	6.250%	1/15/13	4,890	3,698
	Boston Properties, Inc.	5.625%	4/15/15	5,250	3,414
	Brandywine Operating Partnership	5.625%	12/15/10	2,925	2,502
	Brandywine Operating Partnership	5.750%	4/1/12	6,208	4,723
	Brandywine Operating Partnership	5.400%	11/1/14	1,175	739
	Brandywine Operating Partnership	5.700%	5/1/17	75	41
	Camden Property Trust	5.700%	5/15/17	7,700	4,025
	Colonial Realty LP	5.500%	10/1/15	5,465	3,160
	Developers Diversified Realty Corp.	5.250%	4/15/11	500	282
	Developers Diversified Realty Corp.	5.375%	10/15/12	4,675	1,897

Duke Realty LP	5.625%	8/15/11	2,000	1,564
Duke Realty LP	5.950%	2/15/17	5,250	2,734
ERP Operating LP	6.625%	3/15/12	5,020	4,119
ERP Operating LP	5.500%	10/1/12	3,500	2,691
ERP Operating LP	5.250%	9/15/14	725	499
ERP Operating LP	5.125%	3/15/16	3,200	2,253
ERP Operating LP	5.375%	8/1/16	3,725	2,686
ERP Operating LP	5.750%	6/15/17	1,375	986
HCP Inc.	6.700%	1/30/18	6,650	3,023
Health Care Property Investors, Inc.	6.450%	6/25/12	4,800	3,492

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Health Care Property Investors, Inc.	5.650%	12/15/13	9,750	5,971
Health Care Property Investors, Inc.	6.300%	9/15/16	3,200	1,564
Health Care Property Investors, Inc.	6.000%	1/30/17	2,125	1,003
Health Care Property Investors, Inc.	5.625%	5/1/17	100	47
Health Care REIT, Inc.	6.000%	11/15/13	2,350	1,594
Health Care REIT, Inc.	6.200%	6/1/16	10,675	6,315
Hospitality Properties	5.125%	2/15/15	6,245	3,100
HRPT Properties Trust	6.250%	8/15/16	1,750	948
HRPT Properties Trust	6.250%	6/15/17	6,175	3,194
Kimco Realty Corp.	5.783%	3/15/16	1,350	865
Liberty Property LP	5.125%	3/2/15	9,625	6,409
Liberty Property LP	5.500%	12/15/16	2,425	1,520
National Retail Properties	6.875%	10/15/17	1[1,2]75	7,273
Nationwide Health Properties, Inc.	6.250%	2/1/13	4,900	3,886
ProLogis	5.500%	3/1/13	2,575	1,159
ProLogis	5.625%	11/15/15	3,525	1,798
ProLogis	5.750%	4/1/16	3,225	1,677
ProLogis	5.625%	11/15/16	3,925	1,884
Realty Income Corp.	6.750%	8/15/19	6,925	5,029
Regency Centers LP	6.750%	1/15/12	7,225	5,877
Regency Centers LP	5.250%	8/1/15	2,800	1,762
Simon Property Group Inc.	4.875%	8/15/10	7,850	6,941
Simon Property Group Inc.	5.600%	9/1/11	3,250	2,721
Simon Property Group Inc.	5.000%	3/1/12	3,975	2,904
Simon Property Group Inc.	6.350%	8/28/12	55	43
Simon Property Group Inc.	5.300%	5/30/13	2,725	1,961
Simon Property Group Inc.	5.625%	8/15/14	150	100
Simon Property Group Inc.	5.750%	12/1/15	16,025	10,542
Simon Property Group Inc.	5.250%	12/1/16	16,200	11,379
Simon Property Group Inc.	5.875%	3/1/17	3,675	2,405
Simon Property Group Inc.	6.125%	5/30/18	5,250	3,555
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,250	3,073
Vornado Realty	5.600%	2/15/11	4,000	3,634
				5,040,152
Industrial (8.6%)
Basic Industry (0.7%)
Agrium Inc.	6.750%	1/15/19	16,475	15,797
Alcan, Inc.	6.450%	3/15/11	950	838
Alcan, Inc.	4.875%	9/15/12	1,050	791
Alcan, Inc.	4.500%	5/15/13	7,225	5,143
Alcan, Inc.	5.200%	1/15/14	875	636
Alcan, Inc.	5.000%	6/1/15	1,050	757
Alcan, Inc.	6.125%	12/15/33	8,000	4,846
Alcoa, Inc.	6.000%	1/15/12	4,225	3,960
Alcoa, Inc.	5.375%	1/15/13	5,160	4,621
Alcoa, Inc.	6.000%	7/15/13	14,025	12,733
Alcoa, Inc.	6.750%	7/15/18	300	251
Alcoa, Inc.	5.720%	2/23/19	5,773	4,363
Alcoa, Inc.	5.870%	2/23/22	1,577	1,135
Alcoa, Inc.	5.900%	2/1/27	6,200	4,301
Aluminum Co. of America	6.750%	1/15/28	750	569
ArcelorMittal	5.375%	6/1/13	13,650	10,684
ArcelorMittal	6.125%	6/1/18	11,600	7,854
Barrick Gold Finance Inc.	6.125%	9/15/13	9,650	9,122
Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	2,996

Barrick North America Finance LLC	6.800%	9/15/18	6,475	6,154
Barrick North America Finance LLC	7.500%	9/15/38	7,875	7,690
BHP Billiton Finance Ltd.	5.125%	3/29/12	4,300	4,255
BHP Billiton Finance Ltd.	5.400%	3/29/17	940	873
BHP Finance USA	5.250%	12/15/15	5,150	4,667
BHP Finance USA Ltd.	4.800%	4/15/13	9,090	8,651
Celulosa Arauco Constitution SA	8.625%	8/15/10	7,825	8,079
Celulosa Arauco Constitution SA	5.125%	7/9/13	1,500	1,447
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,481
Commercial Metals Co.	6.500%	7/15/17	2,750	2,136

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commercial Metals Co.	7.350%	8/15/18	6,850	5,534
	Dow Chemical Co.	6.125%	2/1/11	12,500	12,426
	Dow Chemical Co.	6.000%	10/1/12	2,055	1,947
	Dow Chemical Co.	5.700%	5/15/18	10,240	8,781
	Dow Chemical Co.	7.375%	11/1/29	3,900	3,502
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	5,350	5,449
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	3,745	3,759
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	4,725	4,778
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	350	342
	E.I. du Pont de Nemours & Co.	5.000%	7/15/13	7,850	7,947
	E.I. du Pont de Nemours & Co.	5.875%	1/15/14	4,850	5,027
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	800	798
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	12,725	13,307
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	2,050	2,125
	Eastman Chemical Co.	7.250%	1/15/24	675	570
	Eastman Chemical Co.	7.600%	2/1/27	2,563	2,315
	Falconbridge Ltd.	7.350%	6/5/12	[1,2]75	1,007
	Falconbridge Ltd.	5.375%	6/1/15	450	287
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	11,375	9,782
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	16,950	13,941
	ICI Wilmington	5.625%	12/1/13	900	880
	Inco Ltd.	7.750%	5/15/12	60	59
	Inco Ltd.	5.700%	10/15/15	4,300	3,615
	Inco Ltd.	7.200%	9/15/32	1,500	1,152
	International Paper Co.	4.000%	4/1/10	500	484
	International Paper Co.	5.850%	10/30/12	2,893	2,499
	International Paper Co.	5.300%	4/1/15	5,650	3,850
	International Paper Co.	7.950%	6/15/18	14,950	11,561
	Lubrizol Corp.	5.500%	10/1/14	9,650	8,730
	Lubrizol Corp.	6.500%	10/1/34	4,835	3,780
	Monsanto Co.	7.375%	8/15/12	1,025	1,157
	Monsanto Co.	5.125%	4/15/18	3,950	4,164
3	Mosaic Co.	7.375%	12/1/14	6,800	6,086
	Newmont Mining	5.875%	4/1/35	3,125	1,783
	Noranda, Inc.	7.250%	7/15/12	3,750	2,961
	Noranda, Inc.	6.000%	10/15/15	1,450	1,021
	Noranda, Inc.	5.500%	6/15/17	6,650	4,234
	Nucor Corp.	5.000%	12/1/12	1,000	982
	Nucor Corp.	5.000%	6/1/13	300	298
	Nucor Corp.	5.750%	12/1/17	1,325	1,322
	Nucor Corp.	5.850%	6/1/18	5,750	5,569
	Nucor Corp.	6.400%	12/1/37	4,300	4,125
	Placer Dome, Inc.	6.450%	10/15/35	2,275	1,801
	Plum Creek Timber Co.	5.875%	11/15/15	4,275	3,511
	Potash Corp. of Saskatchewan	7.750%	5/31/11	10,425	10,806
	Potash Corp. of Saskatchewan	4.875%	3/1/13	5,000	4,755
	Potash Corp. of Saskatchewan	5.875%	12/1/36	975	862
	PPG Industries, Inc.	5.750%	3/15/13	4,900	4,836
	PPG Industries, Inc.	6.650%	3/15/18	4,350	4,289
	Praxair, Inc.	6.375%	4/1/12	2,250	2,372
	Praxair, Inc.	3.950%	6/1/13	975	953
	Praxair, Inc.	5.250%	11/15/14	7,200	7,405
	Praxair, Inc.	4.625%	3/30/15	425	402
	Praxair, Inc.	5.200%	3/15/17	1,400	1,357
	Reliance Steel & Aluminum	6.200%	11/15/16	350	287

	Reliance Steel & Aluminum	6.850%	11/15/36	650	526
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	16,185	12,974
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	11,650	8,342
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,425	3,839
	Rohm & Haas Co.	5.600%	3/15/13	150	147
	Rohm & Haas Co.	6.000%	9/15/17	5,025	4,512
2	Rohm & Haas Co.	9.800%	4/15/20	2,282	2,616
	Rohm & Haas Co.	7.850%	7/15/29	2,425	2,372
	Southern Copper Corp.	7.500%	7/27/35	9,050	6,923
	US Steel Corp.	6.050%	6/1/17	4,775	2,796
	US Steel Corp.	7.000%	2/1/18	2,900	1,965

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	US Steel Corp.	6.650%	6/1/37	275	146
	Vale Overseas Ltd.	6.250%	1/11/16	2,525	2,430
	Vale Overseas Ltd.	6.250%	1/23/17	5,500	5,197
	Vale Overseas Ltd.	8.250%	1/17/34	2,925	3,086
	Vale Overseas Ltd.	6.875%	11/21/36	16,237	14,979
	Weyerhaeuser Co.	7.375%	3/15/32	8,755	5,934

	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	1,650	1,684
	3M Co.	5.700%	3/15/37	3,650	4,004
2,3	BAE Systems Asset Trust	7.156%	12/15/11	1,865	1,927
3	BAE Systems Holdings Inc.	5.200%	8/15/15	700	654
	Bemis Co. Inc.	4.875%	4/1/12	1,500	1,393
	Black & Decker Corp.	7.125%	6/1/11	500	495
	Black & Decker Corp.	5.750%	11/15/16	2,950	2,454
	Boeing Capital Corp.	7.375%	9/27/10	3,250	3,457
	Boeing Capital Corp.	6.500%	2/15/12	15,175	16,069
	Boeing Capital Corp.	5.800%	1/15/13	6,540	6,814
	Boeing Co.	8.750%	8/15/21	1,000	[1,2]23
	Boeing Co.	7.250%	6/15/25	2,275	2,590
	Boeing Co.	8.750%	9/15/31	975	[1,2]65
	Boeing Co.	6.125%	2/15/33	950	1,000
	Boeing Co.	6.625%	2/15/38	2,345	2,508
	Caterpillar Financial Services Corp.	4.150%	1/15/10	10,000	9,902
	Caterpillar Financial Services Corp.	4.300%	6/1/10	7,625	7,495
	Caterpillar Financial Services Corp.	5.125%	10/12/11	700	700
	Caterpillar Financial Services Corp.	4.850%	12/7/12	400	395
	Caterpillar Financial Services Corp.	4.250%	2/8/13	4,725	4,553
	Caterpillar Financial Services Corp.	4.750%	2/17/15	5,775	5,444
	Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	2,918
	Caterpillar, Inc.	7.000%	12/15/13	2,000	2,151
	Caterpillar, Inc.	6.625%	7/15/28	850	855
	Caterpillar, Inc.	7.300%	5/1/31	700	751
	Caterpillar, Inc.	6.050%	8/15/36	19,300	19,638
	Caterpillar, Inc.	8.250%	12/15/38	1,000	[1,2]26
	Caterpillar, Inc.	6.950%	5/1/42	[1,2]75	[1,2]80
	Caterpillar, Inc.	7.375%	3/1/97	6,150	6,324
	Cooper Industries, Inc.	5.250%	11/15/12	4,425	4,441
	Cooper Industries, Inc.	5.450%	4/1/15	2,450	2,395
	CRH America Inc.	5.625%	9/30/11	4,375	3,634
	CRH America Inc.	6.950%	3/15/12	6,210	5,188
	CRH America Inc.	5.300%	10/15/13	875	622
	CRH America Inc.	6.000%	9/30/16	15,375	9,736
	CRH America Inc.	8.125%	7/15/18	15,025	10,940
	CRH America Inc.	6.400%	10/15/33	2,120	[1,2]30
	Danaher Corp.	5.625%	1/15/18	2,850	2,941
	Deere & Co.	6.950%	4/25/14	6,595	6,973
	Deere & Co.	8.100%	5/15/30	3,755	4,245
	Deere & Co.	7.125%	3/3/31	725	755
	Dover Corp.	5.450%	3/15/18	8,100	8,378
	Dover Corp.	5.375%	10/15/35	650	624
	Dover Corp.	6.600%	3/15/38	3,275	3,784
	Eaton Corp.	4.900%	5/15/13	3,850	3,700
	Eaton Corp.	5.600%	5/15/18	2,700	2,590
	Embraer Overseas Ltd.	6.375%	1/24/17	5,775	4,158

Emerson Electric Co.	7.125%	8/15/10	3,600	3,780
Emerson Electric Co.	4.625%	10/15/12	8,425	8,492
Emerson Electric Co.	4.500%	5/1/13	4,900	4,901
Emerson Electric Co.	5.250%	10/15/18	7,925	8,089
General Dynamics Corp.	4.500%	8/15/10	25	25
General Dynamics Corp.	4.250%	5/15/13	8,615	8,533
General Dynamics Corp.	5.250%	2/1/14	3,650	3,757
General Electric Co.	5.000%	2/1/13	35,815	36,350
General Electric Co.	5.250%	12/6/17	8,275	8,345
Harsco Corp.	5.750%	5/15/18	6,125	6,222

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,566
Honeywell International, Inc.	6.125%	11/1/11	3,125	3,296
Honeywell International, Inc.	5.625%	8/1/12	4,200	4,376
Honeywell International, Inc.	4.250%	3/1/13	1,400	1,393
Honeywell International, Inc.	5.400%	3/15/16	2,075	2,121
Honeywell International, Inc.	5.300%	3/15/17	6,475	6,569
Honeywell International, Inc.	5.300%	3/1/18	700	711
Honeywell International, Inc.	5.700%	3/15/36	2,775	2,786
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	5,100	4,991
Ingersoll-Rand GL Holding Company	6.875%	8/15/18	7,200	6,811
John Deere Capital Corp	4.950%	12/17/12	4,350	4,366
John Deere Capital Corp.	5.400%	10/17/11	5,675	5,704
John Deere Capital Corp.	5.350%	1/17/12	4,400	4,480
John Deere Capital Corp.	7.000%	3/15/12	13,245	14,219
John Deere Capital Corp.	4.900%	9/9/13	10,450	10,386
John Deere Capital Corp.	5.750%	9/10/18	5,850	5,694
Joy Global, Inc.	6.000%	11/15/16	2,175	1,848
Lafarge SA	6.150%	7/15/11	675	579
Lafarge SA	6.500%	7/15/16	7,925	5,354
Lafarge SA	7.125%	7/15/36	14,925	8,497
Lockheed Martin Corp.	4.121%	3/14/13	2,875	2,824
Lockheed Martin Corp.	7.650%	5/1/16	5,325	6,108
Lockheed Martin Corp.	7.750%	5/1/26	600	743
Lockheed Martin Corp.	6.150%	9/1/36	11,950	13,045
Martin Marietta Material	6.600%	4/15/18	6,450	4,758
Masco Corp.	5.875%	7/15/12	3,185	2,598
Masco Corp.	4.800%	6/15/15	7,650	5,027
Masco Corp.	6.125%	10/3/16	2,600	1,786
Masco Corp.	7.750%	8/1/29	450	300
Masco Corp.	6.500%	8/15/32	2,450	1,279
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	4,325	4,987
Mohawk Industries Inc.	5.750%	1/15/11	7,275	6,717
Mohawk Industries Inc.	6.125%	1/15/16	13,975	10,488
Northrop Grumman Corp.	7.125%	2/15/11	10,700	1[1,2]56
Northrop Grumman Corp.	7.750%	3/1/16	700	793
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,108
Parker-Hannifin Corp.	5.500%	5/15/18	1,600	1,557
Parker-Hannifin Corp.	6.250%	5/15/38	1,950	1,947
Raytheon Co.	4.850%	1/15/11	250	252
Raytheon Co.	5.500%	11/15/12	2,600	2,655
Raytheon Co.	6.400%	12/15/18	500	544
Raytheon Co.	7.200%	8/15/27	4,550	5,151
Republic Services, Inc.	6.750%	8/15/11	1,875	1,842
Republic Services, Inc.	6.086%	3/15/35	2,850	2,010
Rockwell Automation	5.650%	12/1/17	2,100	2,193
Rockwell Automation	6.700%	1/15/28	[1,2]75	1,443
Rockwell Automation	6.250%	12/1/37	4,700	5,192
Roper Industries Inc.	6.625%	8/15/13	11,325	11,547
Textron Financial Corp.	4.600%	5/3/10	4,200	3,788
Textron Financial Corp.	5.125%	11/1/10	12,925	11,426
Textron Financial Corp.	5.400%	4/28/13	5,955	4,306
Textron, Inc.	6.500%	6/1/12	8,125	7,006
Textron, Inc.	5.600%	12/1/17	1,300	938
TRW, Inc.	7.750%	6/1/29	5,325	6,123
Tyco International Group SA	6.750%	2/15/11	9,850	9,441

Tyco International Group SA	6.375%	10/15/11	12,725	11,934
Tyco International Group SA	6.000%	11/15/13	5,850	5,182
Tyco International Group SA	7.000%	12/15/19	2,350	1,960
United Technologies Corp.	4.375%	5/1/10	[1,2]75	[1,2]86
United Technologies Corp.	7.125%	11/15/10	250	266
United Technologies Corp.	6.350%	3/1/11	8,175	8,538
United Technologies Corp.	5.375%	12/15/17	15,150	15,525
United Technologies Corp.	8.875%	11/15/19	3,150	4,093
United Technologies Corp.	6.700%	8/1/28	1,642	1,822
United Technologies Corp.	7.500%	9/15/29	2,800	3,388
United Technologies Corp.	5.400%	5/1/35	4,150	3,970

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	6.050%	6/1/36	10,850	11,512
United Technologies Corp.	6.125%	7/15/38	2,750	2,991
Vulcan Materials Co.	6.300%	6/15/13	3,200	2,939
Vulcan Materials Co.	7.000%	6/15/18	5,550	4,283
Waste Management, Inc.	7.375%	8/1/10	875	887
Waste Management, Inc.	6.375%	11/15/12	800	761
Waste Management, Inc.	5.000%	3/15/14	500	435
Waste Management, Inc.	7.750%	5/15/32	525	465
WMX Technologies Inc.	7.100%	8/1/26	1,375	1,160

Communication (2.0%)
America Movil SA de C.V.	5.500%	3/1/14	2,575	2,369
America Movil SA de C.V.	5.750%	1/15/15	2,625	2,418
America Movil SA de C.V.	6.375%	3/1/35	10,125	8,682
America Movil SA de C.V.	6.125%	11/15/37	5,125	4,177
AT&T Inc.	5.300%	11/15/10	4,550	4,619
AT&T Inc.	6.250%	3/15/11	14,990	15,357
AT&T Inc.	7.300%	11/15/11	6,275	6,690
AT&T Inc.	5.875%	2/1/12	6,730	6,906
AT&T Inc.	5.875%	8/15/12	5,495	5,662
AT&T Inc.	4.950%	1/15/13	9,000	9,068
AT&T Inc.	6.700%	11/15/13	1,450	1,549
AT&T Inc.	5.100%	9/15/14	11,525	11,500
AT&T Inc.	5.625%	6/15/16	42,175	42,270
AT&T Inc.	5.500%	2/1/18	4,865	4,855
AT&T Inc.	5.600%	5/15/18	5,100	5,258
AT&T Inc.	8.000%	11/15/31	23,755	30,793
AT&T Inc.	6.450%	6/15/34	6,675	7,419
AT&T Inc.	6.800%	5/15/36	1,675	1,949
AT&T Inc.	6.500%	9/1/37	21,125	23,546
AT&T Inc.	6.300%	1/15/38	11,900	13,050
AT&T Wireless	7.875%	3/1/11	15,200	16,007
AT&T Wireless	8.125%	5/1/12	14,155	15,181
AT&T Wireless	8.750%	3/1/31	4,855	5,949
BellSouth Capital Funding Corp.	7.875%	2/15/30	12,950	14,007
BellSouth Corp.	4.750%	11/15/12	2,065	2,026
BellSouth Corp.	5.200%	12/15/16	7,200	7,027
BellSouth Corp.	6.875%	10/15/31	6,275	6,461
BellSouth Corp.	6.550%	6/15/34	6,800	6,741
BellSouth Corp.	6.000%	11/15/34	3,835	3,412
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,365	8,186
Belo Corp.	7.250%	9/15/27	340	161
British Telecommunications PLC	8.625%	12/15/10	8,735	9,033
British Telecommunications PLC	5.150%	1/15/13	2,000	1,836
British Telecommunications PLC	5.950%	1/15/18	7,100	6,084
British Telecommunications PLC	9.125%	12/15/30	13,135	14,025
CBS Corp.	7.700%	7/30/10	5,375	5,261
CBS Corp.	6.625%	5/15/11	2,760	2,437
CBS Corp.	5.625%	8/15/12	3,700	3,054
CBS Corp.	4.625%	5/15/18	500	318
CBS Corp.	7.875%	7/30/30	575	364
CBS Corp.	5.500%	5/15/33	675	350
CenturyTel Enterprises	6.875%	1/15/28	925	582
CenturyTel, Inc.	7.875%	8/15/12	2,375	2,082
CenturyTel, Inc.	6.000%	4/1/17	425	307

Cingular Wireless LLC	6.500%	12/15/11	2,850	2,911
Cingular Wireless LLC	7.125%	12/15/31	12,370	12,445
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	6,960	7,227
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,861	9,986
Comcast Cable Communications, Inc.	6.750%	1/30/11	15,865	16,037
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,825	3,029
Comcast Corp.	5.850%	1/15/10	1,925	1,942
Comcast Corp.	5.500%	3/15/11	1,925	1,906
Comcast Corp.	5.300%	1/15/14	4,455	4,295
Comcast Corp.	6.500%	1/15/15	5,640	5,590

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	5.850%	11/15/15	1,000	958
Comcast Corp.	5.900%	3/15/16	13,200	12,691
Comcast Corp.	6.300%	11/15/17	31,800	31,417
Comcast Corp.	5.875%	2/15/18	17,350	16,751
Comcast Corp.	6.500%	11/15/35	11,600	11,496
Comcast Corp.	6.450%	3/15/37	1,875	1,858
Comcast Corp.	6.950%	8/15/37	9,325	9,840
Comcast Corp.	6.400%	5/15/38	1,850	1,821
Cox Communications, Inc.	4.625%	1/15/10	1,300	[1,2]57
Cox Communications, Inc.	6.750%	3/15/11	20,075	19,217
Cox Communications, Inc.	7.125%	10/1/12	5,800	5,479
Cox Communications, Inc.	5.450%	12/15/14	11,825	10,329
Cox Communications, Inc.	5.500%	10/1/15	725	643
Deutsche Telekom International Finance	8.500%	6/15/10	24,335	25,322
Deutsche Telekom International Finance	5.875%	8/20/13	450	452
Deutsche Telekom International Finance	5.750%	3/23/16	9,225	8,796
Deutsche Telekom International Finance	6.750%	8/20/18	425	432
Deutsche Telekom International Finance	8.750%	6/15/30	21,580	26,544
Embarq Corp.	6.738%	6/1/13	650	531
Embarq Corp.	7.082%	6/1/16	20,625	15,839
Embarq Corp.	7.995%	6/1/36	3,990	2,543
France Telecom	7.750%	3/1/11	15,475	16,284
France Telecom	8.500%	3/1/31	17,000	20,570
Gannett Co., Inc.	6.375%	4/1/12	5,025	3,280
Grupo Televisa SA	6.625%	3/18/25	4,125	3,527
Grupo Televisa SA	8.500%	3/11/32	750	686
GTE Corp.	8.750%	11/1/21	3,835	4,124
GTE Corp.	6.940%	4/15/28	4,620	4,394
Koninklijke KPN NV	8.000%	10/1/10	780	785
Koninklijke KPN NV	8.375%	10/1/30	5,615	5,876
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,387
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,975	5,041
McGraw-Hill Cos. Inc.	6.550%	11/15/37	7,125	5,105
New England Telephone & Telegraph Co.	7.875%	11/15/29	775	699
News America Holdings, Inc.	9.250%	2/1/13	151	163
News America Holdings, Inc.	8.000%	10/17/16	4,425	4,668
News America Holdings, Inc.	7.700%	10/30/25	900	926
News America Holdings, Inc.	8.150%	10/17/36	2,625	2,855
News America Holdings, Inc.	7.750%	12/1/45	1,775	1,692
News America Inc.	5.300%	12/15/14	1,300	1,184
News America Inc.	7.250%	5/18/18	150	152
News America Inc.	6.550%	3/15/33	275	246
News America Inc.	6.200%	12/15/34	17,435	15,380
News America Inc.	6.400%	12/15/35	16,210	15,722
News America Inc.	6.650%	11/15/37	1,050	1,016
Omnicom Group Inc.	5.900%	4/15/16	925	753
Pacific Bell	7.125%	3/15/26	1,700	1,778
Qwest Communications International Inc.	7.875%	9/1/11	5,250	4,673
Qwest Communications International Inc.	8.875%	3/15/12	5,800	5,336
Qwest Communications International Inc.	7.500%	10/1/14	10,125	8,277
Qwest Communications International Inc.	6.500%	6/1/17	3,875	2,868
R.R. Donnelley & Sons Co.	4.950%	5/15/10	3,400	3,150
R.R. Donnelley & Sons Co.	5.625%	1/15/12	1,850	1,648
R.R. Donnelley & Sons Co.	4.950%	4/1/14	[1,2]75	1,025
R.R. Donnelley & Sons Co.	5.500%	5/15/15	1,585	1,110

R.R. Donnelley & Sons Co.	6.125%	1/15/17	225	155
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,313
Rogers Communications Inc.	7.250%	12/15/12	3,940	3,846
Rogers Communications Inc.	6.375%	3/1/14	11,700	1[1,2]76
Rogers Communications Inc.	5.500%	3/15/14	750	699
Rogers Communications Inc.	6.800%	8/15/18	15,075	15,263
Rogers Communications Inc.	7.500%	8/15/38	600	660
TCI Communications, Inc.	8.750%	8/1/15	17,480	18,386
TCI Communications, Inc.	7.875%	2/15/26	425	425
Tele-Communications, Inc.	7.875%	8/1/13	19,826	20,266
Telecom Italia Capital	4.000%	1/15/10	4,300	4,047

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telecom Italia Capital	4.875%	10/1/10	3,400	3,115
Telecom Italia Capital	6.200%	7/18/11	9,600	8,490
Telecom Italia Capital	5.250%	11/15/13	7,663	6,174
Telecom Italia Capital	4.950%	9/30/14	4,210	3,188
Telecom Italia Capital	5.250%	10/1/15	9,355	7,126
Telecom Italia Capital	6.999%	6/4/18	740	648
Telecom Italia Capital	6.375%	11/15/33	5,920	4,199
Telecom Italia Capital	6.000%	9/30/34	1,000	684
Telecom Italia Capital	7.200%	7/18/36	3,285	2,572
Telecom Italia Capital	7.721%	6/4/38	1,525	1,268
Telefonica Emisiones SAU	5.984%	6/20/11	9,825	9,776
Telefonica Emisiones SAU	5.855%	2/4/13	2,500	2,362
Telefonica Emisiones SAU	6.421%	6/20/16	17,275	17,228
Telefonica Emisiones SAU	7.045%	6/20/36	7,425	8,279
Telefonica Europe BV	7.750%	9/15/10	12,775	12,988
Telefonica Europe BV	8.250%	9/15/30	5,775	6,702
Telefonos de Mexico SA	4.750%	1/27/10	2,850	2,861
Telefonos de Mexico SA	5.500%	1/27/15	18,725	16,946
Telus Corp.	8.000%	6/1/11	10,000	9,910
Thomson Corp.	6.200%	1/5/12	5,725	5,522
Thomson Corp.	5.700%	10/1/14	10,025	9,010
Thomson Corp.	6.500%	7/15/18	775	720
Thomson Corp.	5.500%	8/15/35	6,400	4,770
Thomson Reuters Corp.	5.950%	7/15/13	2,325	2,165
Time Warner Cable Inc.	5.400%	7/2/12	7,050	6,667
Time Warner Cable Inc.	6.200%	7/1/13	8,225	7,900
Time Warner Cable Inc.	8.250%	2/14/14	4,675	4,773
Time Warner Cable Inc.	5.850%	5/1/17	21,620	19,592
Time Warner Cable Inc.	6.750%	7/1/18	15,350	14,752
Time Warner Cable Inc.	8.750%	2/14/19	7,300	7,871
Time Warner Cable Inc.	6.550%	5/1/37	2,900	2,767
Time Warner Cable Inc.	7.300%	7/1/38	4,470	4,688
Time Warner Entertainment	10.150%	5/1/12	1,075	1,098
Time Warner Entertainment	8.875%	10/1/12	850	846
Time Warner Entertainment	8.375%	3/15/23	2,815	2,823
Time Warner Entertainment	8.375%	7/15/33	8,735	8,766
US Cellular	6.700%	12/15/33	3,800	2,771
US West Communications Group	7.500%	6/15/23	4,575	3,180
US West Communications Group	6.875%	9/15/33	6,325	3,763
Verizon Communications Corp.	5.350%	2/15/11	7,950	8,101
Verizon Communications Corp.	4.350%	2/15/13	50	48
Verizon Communications Corp.	5.250%	4/15/13	5,525	5,443
Verizon Communications Corp.	5.550%	2/15/16	11,325	11,144
Verizon Communications Corp.	5.500%	2/15/18	21,650	21,379
Verizon Communications Corp.	8.750%	11/1/18	2,975	3,532
Verizon Communications Corp.	6.250%	4/1/37	2,575	2,654
Verizon Communications Corp.	6.400%	2/15/38	6,925	7,433
Verizon Communications Corp.	6.900%	4/15/38	7,375	8,430
Verizon Communications Corp.	8.950%	3/1/39	12,700	16,644
Verizon Global Funding Corp.	7.250%	12/1/10	8,050	8,573
Verizon Global Funding Corp.	6.875%	6/15/12	17,400	18,227
Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,506
Verizon Global Funding Corp.	4.375%	6/1/13	1,060	1,018
Verizon Global Funding Corp.	7.750%	12/1/30	7,340	8,154
Verizon Global Funding Corp.	5.850%	9/15/35	17,300	16,797

	Verizon Maryland, Inc.	6.125%	3/1/12	500	486
	Verizon Maryland, Inc.	5.125%	6/15/33	450	330
	Verizon New England, Inc.	6.500%	9/15/11	4,670	4,722
	Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	7,694
	Verizon New York, Inc.	6.875%	4/1/12	3,350	3,348
	Verizon New York, Inc.	7.375%	4/1/32	2,625	2,196
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	10,729
	Verizon Virginia, Inc.	4.625%	3/15/13	7,325	6,629
3	Verizon Wireless Inc.	7.375%	11/15/13	7,025	7,398
3	Verizon Wireless Inc.	8.500%	11/15/18	5,425	6,258
	Vodafone AirTouch PLC	7.750%	2/15/10	1,955	1,997

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,415
	Vodafone Group PLC	5.350%	2/27/12	1,575	1,560
	Vodafone Group PLC	5.000%	12/16/13	1,475	1,425
	Vodafone Group PLC	5.375%	1/30/15	4,675	4,484
	Vodafone Group PLC	5.000%	9/15/15	2,025	1,894
	Vodafone Group PLC	5.750%	3/15/16	7,025	6,676
	Vodafone Group PLC	5.625%	2/27/17	16,275	15,655
	Vodafone Group PLC	6.250%	11/30/32	9,225	8,732
	Vodafone Group PLC	6.150%	2/27/37	4,275	4,291
	WPP Finance USA Corp.	5.875%	6/15/14	3,875	3,481

	Consumer Cyclical (1.1%)
3	Best Buy Co.	6.750%	7/15/13	12,100	11,151
	Brinker International Inc.	5.750%	6/1/14	1,925	1,429
	Costco Wholesale Corp.	5.500%	3/15/17	16,850	17,958
	CVS Caremark Corp.	5.750%	8/15/11	2,025	2,006
	CVS Caremark Corp.	4.875%	9/15/14	2,750	2,500
	CVS Caremark Corp.	5.750%	6/1/17	2,555	2,407
	CVS Caremark Corp.	6.250%	6/1/27	20,975	19,522
2	CVS Caremark Corp.	6.302%	6/1/37	5,325	2,297
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,538
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,300	1,222
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	11,035	9,490
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	13,895	11,811
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	22,870	19,554
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	16,300	13,040
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	9,130	6,660
	Darden Restaurants Inc.	5.625%	10/15/12	5,700	5,003
	Darden Restaurants Inc.	6.200%	10/15/17	9,575	7,513
	Darden Restaurants Inc.	6.800%	10/15/37	3,300	2,269
	Federated Retail Holding	5.350%	3/15/12	3,850	2,882
	Federated Retail Holding	5.900%	12/1/16	12,875	7,881
	Federated Retail Holding	6.375%	3/15/37	2,775	1,581
	Home Depot Inc.	4.625%	8/15/10	9,800	9,434
	Home Depot Inc.	5.200%	3/1/11	1,675	1,637
	Home Depot Inc.	5.250%	12/16/13	12,025	11,090
	Home Depot Inc.	5.400%	3/1/16	3,950	3,511
	Home Depot Inc.	5.875%	12/16/36	9,250	7,270
	ITT Corp.	7.375%	11/15/15	12,800	8,135
	J.C. Penney Co., Inc.	8.000%	3/1/10	6,625	6,211
	J.C. Penney Co., Inc.	7.950%	4/1/17	4,950	3,721
	J.C. Penney Co., Inc.	5.750%	2/15/18	700	471
	J.C. Penney Co., Inc.	6.375%	10/15/36	7,850	4,837
	J.C. Penney Co., Inc.	7.400%	4/1/37	3,275	2,220
	Johnson Controls, Inc.	5.250%	1/15/11	3,875	3,501
	Johnson Controls, Inc.	6.000%	1/15/36	1,025	649
	Kohl’s Corp.	6.250%	12/15/17	2,775	2,243
	Kohl’s Corp.	6.000%	1/15/33	825	528
	Kohl’s Corp.	6.875%	12/15/37	2,450	1,743
	Lowe’s Cos., Inc.	8.250%	6/1/10	1,000	1,055
	Lowe’s Cos., Inc.	5.600%	9/15/12	3,500	3,527
	Lowe’s Cos., Inc.	5.400%	10/15/16	13,325	12,755
	Lowe’s Cos., Inc.	6.100%	9/15/17	2,675	2,586
	Lowe’s Cos., Inc.	6.875%	2/15/28	460	452
	Lowe’s Cos., Inc.	6.500%	3/15/29	4,726	4,362

Lowe’s Cos., Inc.	5.500%	10/15/35	200	162
Lowe’s Cos., Inc.	5.800%	10/15/36	7,825	6,540
Macy’s Retail Holdings Inc.	5.750%	7/15/14	4,325	2,744
Macy’s Retail Holdings Inc.	6.650%	7/15/24	2,600	1,431
Macy’s Retail Holdings Inc.	6.790%	7/15/27	2,805	1,480
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,625	875
Macys Retail Holdings Inc.	6.625%	4/1/11	3,225	2,740
Macys Retail Holdings Inc.	6.900%	4/1/29	7,200	3,878
Marriott International	4.625%	6/15/12	3,925	2,974
Marriott International	5.625%	2/15/13	2,825	2,139

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marriott International	6.200%	6/15/16	1,650	1,148
Marriott International	6.375%	6/15/17	2,000	1,383
McDonald’s Corp.	6.000%	4/15/11	3,385	3,592
McDonald’s Corp.	5.300%	3/15/17	1,000	1,028
McDonald’s Corp.	5.800%	10/15/17	6,725	7,173
McDonald’s Corp.	5.350%	3/1/18	6,275	6,520
McDonald’s Corp.	6.300%	10/15/37	2,475	2,691
McDonald’s Corp.	6.300%	3/1/38	1,975	2,178
MDC Holdings Inc.	5.500%	5/15/13	3,625	2,826
Nordstrom, Inc.	6.250%	1/15/18	1,825	1,284
Nordstrom, Inc.	6.950%	3/15/28	1,325	868
Nordstrom, Inc.	7.000%	1/15/38	[1,2]50	761
Starwood Hotel Resorts	7.875%	5/1/12	3,875	2,985
Starwood Hotel Resorts	6.250%	2/15/13	4,300	2,969
Target Corp.	7.500%	8/15/10	1,700	1,772
Target Corp.	6.350%	1/15/11	2,645	2,729
Target Corp.	5.875%	3/1/12	6,200	6,397
Target Corp.	5.125%	1/15/13	7,100	7,064
Target Corp.	4.000%	6/15/13	1,945	1,848
Target Corp.	5.875%	7/15/16	20,100	19,739
Target Corp.	5.375%	5/1/17	4,950	4,679
Target Corp.	6.000%	1/15/18	12,400	12,083
Target Corp.	7.000%	7/15/31	3,035	2,788
Target Corp.	6.350%	11/1/32	7,425	6,294
Target Corp.	6.500%	10/15/37	7,550	6,647
Target Corp.	7.000%	1/15/38	5,475	5,122
The Walt Disney Co.	5.700%	7/15/11	17,375	18,322
The Walt Disney Co.	6.375%	3/1/12	[1,2]50	1,329
The Walt Disney Co.	4.700%	12/1/12	675	693
The Walt Disney Co.	4.500%	12/15/13	8,825	8,888
The Walt Disney Co.	5.625%	9/15/16	7,500	7,763
The Walt Disney Co.	5.875%	12/15/17	6,325	6,642
The Walt Disney Co.	7.000%	3/1/32	1,350	1,582
Time Warner, Inc.	6.750%	4/15/11	9,100	8,943
Time Warner, Inc.	5.500%	11/15/11	6,825	6,363
Time Warner, Inc.	6.875%	5/1/12	6,975	6,773
Time Warner, Inc.	9.125%	1/15/13	825	829
Time Warner, Inc.	5.875%	11/15/16	11,125	10,054
Time Warner, Inc.	9.150%	2/1/23	11,825	13,079
Time Warner, Inc.	7.570%	2/1/24	1,500	1,435
Time Warner, Inc.	6.625%	5/15/29	9,400	8,255
Time Warner, Inc.	7.625%	4/15/31	10,675	10,543
Time Warner, Inc.	7.700%	5/1/32	4,745	4,708
Time Warner, Inc.	6.500%	11/15/36	8,650	7,717
Toll Brothers, Inc.	6.875%	11/15/12	750	640
Toll Brothers, Inc.	5.150%	5/15/15	3,900	2,808
Toyota Motor Credit Corp.	4.250%	3/15/10	16,875	16,971
Toyota Motor Credit Corp.	4.350%	12/15/10	5,475	5,553
Toyota Motor Credit Corp.	5.450%	5/18/11	3,675	3,807
VF Corp.	5.950%	11/1/17	3,125	2,787
VF Corp.	6.450%	11/1/37	2,850	2,328
Viacom Inc.	5.750%	4/30/11	2,175	1,962
Viacom Inc.	6.250%	4/30/16	7,275	6,068
Viacom Inc.	6.125%	10/5/17	2,300	1,882
Viacom Inc.	6.875%	4/30/36	590	474

Wal-Mart Stores, Inc.	4.125%	7/1/10	12,125	12,313
Wal-Mart Stores, Inc.	4.750%	8/15/10	6,575	6,837
Wal-Mart Stores, Inc.	4.125%	2/15/11	25,025	25,896
Wal-Mart Stores, Inc.	4.250%	4/15/13	1,950	2,019
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,700	1,771
Wal-Mart Stores, Inc.	7.250%	6/1/13	800	914
Wal-Mart Stores, Inc.	4.500%	7/1/15	1,050	1,062
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,450	2,625
Wal-Mart Stores, Inc.	5.800%	2/15/18	3,775	4,145
Wal-Mart Stores, Inc.	5.875%	4/5/27	21,675	23,197
Wal-Mart Stores, Inc.	7.550%	2/15/30	14,420	17,689

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores, Inc.	5.250%	9/1/35	5,600	5,623
Wal-Mart Stores, Inc.	6.500%	8/15/37	14,125	16,913
Wal-Mart Stores, Inc.	6.200%	4/15/38	2,625	2,936
Walgreen Co.	4.875%	8/1/13	14,700	15,252
Western Union Co.	5.400%	11/17/11	4,925	4,706
Western Union Co.	5.930%	10/1/16	6,750	5,878
Western Union Co.	6.200%	11/17/36	3,375	2,636
Wyndham Worldwide	6.000%	12/1/16	7,895	3,197
Yum! Brands, Inc.	8.875%	4/15/11	3,475	3,498
Yum! Brands, Inc.	7.700%	7/1/12	3,050	3,011
Yum! Brands, Inc.	6.250%	4/15/16	4,525	3,869
Yum! Brands, Inc.	6.250%	3/15/18	3,400	2,960
Yum! Brands, Inc.	6.875%	11/15/37	10,075	8,123

Consumer Noncyclical (2.0%)
Abbott Laboratories	3.750%	3/15/11	6,450	6,582
Abbott Laboratories	5.600%	5/15/11	9,000	9,541
Abbott Laboratories	5.150%	11/30/12	3,475	3,729
Abbott Laboratories	4.350%	3/15/14	925	943
Abbott Laboratories	5.875%	5/15/16	19,650	21,545
Abbott Laboratories	5.600%	11/30/17	4,500	4,849
Abbott Laboratories	6.150%	11/30/37	4,400	5,191
Allergan Inc.	5.750%	4/1/16	1,375	1,325
Altria Group, Inc.	8.500%	11/10/13	8,575	8,972
Altria Group, Inc.	9.700%	11/10/18	3,600	3,901
Altria Group, Inc.	9.950%	11/10/38	6,300	6,901
AmerisourceBergen Corp.	5.625%	9/15/12	[1,2]75	1,184
AmerisourceBergen Corp.	5.875%	9/15/15	7,300	6,462
Amgen Inc.	4.850%	11/18/14	5,975	5,873
Amgen Inc.	5.850%	6/1/17	10,800	11,139
Amgen Inc.	6.375%	6/1/37	4,500	4,779
Amgen Inc.	6.900%	6/1/38	[1,2]50	1,429
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,514
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	5,325	4,913
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	6,375	5,928
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	13,325	12,146
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,600	2,408
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	5,475	4,438
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	730
Archer-Daniels-Midland Co.	5.450%	3/15/18	10,725	10,663
Archer-Daniels-Midland Co.	7.000%	2/1/31	3,900	4,070
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,725	4,420
Archer-Daniels-Midland Co.	5.375%	9/15/35	7,775	6,743
Archer-Daniels-Midland Co.	6.450%	1/15/38	1,950	1,983
AstraZeneca PLC	5.400%	9/15/12	20,375	21,597
AstraZeneca PLC	5.400%	6/1/14	3,750	3,923
AstraZeneca PLC	5.900%	9/15/17	15,350	16,406
AstraZeneca PLC	6.450%	9/15/37	18,150	20,736
Baxter Finco, BV	4.750%	10/15/10	6,875	6,887
Baxter International, Inc.	5.900%	9/1/16	2,575	2,775
Baxter International, Inc.	6.250%	12/1/37	4,375	4,971
Biogen Idec Inc.	6.000%	3/1/13	9,775	9,902
Biogen Idec Inc.	6.875%	3/1/18	14,925	14,869
Bottling Group LLC	4.625%	11/15/12	16,685	16,879
Bottling Group LLC	5.000%	11/15/13	2,525	2,510

Bottling Group LLC	5.500%	4/1/16	7,325	7,333
Bristol-Myers Squibb Co.	5.250%	8/15/13	350	374
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,725	2,819
Bristol-Myers Squibb Co.	7.150%	6/15/23	500	591
Bristol-Myers Squibb Co.	6.800%	11/15/26	250	288
Bristol-Myers Squibb Co.	5.875%	11/15/36	17,450	18,713
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,925	3,249
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,305
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,950	1,444
C.R. Bard, Inc.	6.700%	12/1/26	6,300	6,286

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Campbell Soup Co.	6.750%	2/15/11	6,500	6,859
	Cardinal Health, Inc.	5.650%	6/15/12	700	675
	Cardinal Health, Inc.	4.000%	6/15/15	650	548
	Cardinal Health, Inc.	5.800%	10/15/16	2,150	1,963
	Cardinal Health, Inc.	5.850%	12/15/17	1,730	1,548
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	4,055	4,440
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	4,850	5,093
	Clorox Co.	4.200%	1/15/10	2,050	2,028
	Clorox Co.	5.000%	1/15/15	2,250	2,129
	Coca-Cola Co.	5.350%	11/15/17	13,175	14,205
	Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	342
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	10,800	10,737
	Coca-Cola Enterprises Inc.	7.375%	3/3/14	4,400	4,851
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	13,675	15,953
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,746
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	4,100	4,282
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,345	3,477
	Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,575	1,606
	Coca-Cola HBC Finance BV	5.125%	9/17/13	[1,2]70	[1,2]53
	ConAgra Foods, Inc.	7.875%	9/15/10	5,816	5,928
	ConAgra Foods, Inc.	6.750%	9/15/11	895	900
	ConAgra Foods, Inc.	5.819%	6/15/17	1,176	1,104
	ConAgra Foods, Inc.	9.750%	3/1/21	129	153
	ConAgra Foods, Inc.	7.125%	10/1/26	1,000	957
	ConAgra Foods, Inc.	7.000%	10/1/28	875	837
	ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,506
	Covidien International	5.450%	10/15/12	3,325	3,249
	Covidien International	6.000%	10/15/17	3,775	3,700
	Covidien International	6.550%	10/15/37	5,125	5,046
	Delhaize America Inc.	9.000%	4/15/31	2,800	2,834
	Diageo Capital PLC	7.250%	11/1/09	450	457
	Diageo Capital PLC	4.375%	5/3/10	1,530	1,537
	Diageo Capital PLC	5.200%	1/30/13	10,350	10,351
	Diageo Capital PLC	5.500%	9/30/16	1,700	1,605
	Diageo Capital PLC	5.750%	10/23/17	8,525	8,280
	Diageo Capital PLC	5.875%	9/30/36	1,075	1,015
	Diageo Finance BV	5.300%	10/28/15	7,975	7,811
3	Dr. Pepper Snapple Group	6.120%	5/1/13	2,100	2,051
3	Dr. Pepper Snapple Group	6.820%	5/1/18	5,850	5,708
3	Dr. Pepper Snapple Group	7.450%	5/1/38	[1,2]25	[1,2]15
	Eli Lilly & Co.	6.000%	3/15/12	3,825	4,124
	Eli Lilly & Co.	5.200%	3/15/17	11,900	12,154
	Eli Lilly & Co.	5.500%	3/15/27	6,725	6,864
	Eli Lilly & Co.	5.550%	3/15/37	1,050	1,085
	Estee Lauder Ace Trust I	6.000%	5/15/37	925	869
	Fortune Brands Inc.	5.125%	1/15/11	3,725	3,597
	Fortune Brands Inc.	5.375%	1/15/16	13,950	11,824
	Fortune Brands Inc.	5.875%	1/15/36	3,625	2,659
	Genentech Inc.	4.400%	7/15/10	1,350	1,359
	Genentech Inc.	4.750%	7/15/15	2,620	2,594
	Genentech Inc.	5.250%	7/15/35	4,100	3,946
	General Mills, Inc.	6.000%	2/15/12	10,907	1[1,2]03
	General Mills, Inc.	5.650%	9/10/12	2,975	3,038
	General Mills, Inc.	5.250%	8/15/13	4,675	4,705
	General Mills, Inc.	5.200%	3/17/15	900	857

General Mills, Inc.	5.700%	2/15/17	15,375	15,296
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	12,850	13,206
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	3,750	3,749
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	18,350	19,306
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,450	4,422
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	19,425	22,290
Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	539
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,075	1,110
H.J. Heinz Co.	6.625%	7/15/11	7,200	7,415
H.J. Heinz Co.	5.350%	7/15/13	2,700	2,690
H.J. Heinz Co.	6.750%	3/15/32	3,800	3,415

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hasbro Inc.	6.300%	9/15/17	7,025	6,544
Hershey Foods Corp.	5.450%	9/1/16	1,550	1,552
Hospira, Inc.	5.900%	6/15/14	1,925	1,659
Hospira, Inc.	6.050%	3/30/17	250	204
Johnson & Johnson	5.150%	8/15/12	10,250	1[1,2]06
Johnson & Johnson	3.800%	5/15/13	4,715	4,938
Johnson & Johnson	5.550%	8/15/17	6,025	6,850
Johnson & Johnson	5.150%	7/15/18	2,000	2,192
Johnson & Johnson	6.950%	9/1/29	5,625	7,268
Johnson & Johnson	4.950%	5/15/33	6,100	6,301
Johnson & Johnson	5.950%	8/15/37	6,500	7,923
Johnson & Johnson	5.850%	7/15/38	5,650	6,712
Kellogg Co.	6.600%	4/1/11	13,325	13,991
Kellogg Co.	5.125%	12/3/12	6,910	7,056
Kellogg Co.	4.250%	3/6/13	5,200	5,190
Kellogg Co.	7.450%	4/1/31	240	298
Kimberly-Clark Corp.	5.625%	2/15/12	3,150	3,274
Kimberly-Clark Corp.	4.875%	8/15/15	6,250	6,135
Kimberly-Clark Corp.	6.125%	8/1/17	10,450	11,084
Kimberly-Clark Corp.	6.250%	7/15/18	175	188
Kimberly-Clark Corp.	6.625%	8/1/37	1,050	1,193
Kraft Foods, Inc.	5.625%	11/1/11	46,725	47,570
Kraft Foods, Inc.	6.250%	6/1/12	5,540	5,695
Kraft Foods, Inc.	5.250%	10/1/13	275	267
Kraft Foods, Inc.	6.500%	8/11/17	15,725	15,604
Kraft Foods, Inc.	6.125%	2/1/18	400	392
Kraft Foods, Inc.	6.125%	8/23/18	8,475	8,435
Kraft Foods, Inc.	6.500%	11/1/31	9,575	9,275
Kraft Foods, Inc.	7.000%	8/11/37	13,700	13,816
Kraft Foods, Inc.	6.875%	1/26/39	3,225	3,297
Kroger Co.	6.800%	4/1/11	2,600	2,630
Kroger Co.	6.750%	4/15/12	10,575	10,845
Kroger Co.	6.200%	6/15/12	7,625	7,700
Kroger Co.	5.500%	2/1/13	2,075	2,060
Kroger Co.	5.000%	4/15/13	4,750	4,625
Kroger Co.	4.950%	1/15/15	3,675	3,371
Kroger Co.	6.400%	8/15/17	1,030	1,035
Kroger Co.	6.800%	12/15/18	4,025	4,179
Kroger Co.	6.150%	1/15/20	4,550	4,451
Kroger Co.	7.700%	6/1/29	9,200	9,987
Kroger Co.	8.000%	9/15/29	[1,2]50	1,399
Kroger Co.	7.500%	4/1/31	3,020	3,319
Kroger Co.	6.900%	4/15/38	2,925	3,093
Laboratory Corp. of America	5.500%	2/1/13	1,965	1,890
Laboratory Corp. of America	5.625%	12/15/15	2,975	2,546
McKesson Corp.	7.750%	2/1/12	750	767
McKesson Corp.	5.250%	3/1/13	12,200	11,367
Medco Health Solutions	6.125%	3/15/13	550	513
Medco Health Solutions	7.250%	8/15/13	575	549
Medco Health Solutions	7.125%	3/15/18	10,325	9,414
Medtronic Inc.	4.375%	9/15/10	2,775	2,767
Medtronic Inc.	4.750%	9/15/15	4,750	4,561
Merck & Co.	5.125%	11/15/11	3,150	3,345
Merck & Co.	4.375%	2/15/13	4,725	5,129
Merck & Co.	4.750%	3/1/15	11,925	11,914

Merck & Co.	6.400%	3/1/28	4,005	4,373
Merck & Co.	5.950%	12/1/28	2,675	2,780
Merck & Co.	5.750%	11/15/36	1,300	1,346
Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,944
Newell Rubbermaid, Inc.	4.000%	5/1/10	2,300	2,163
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,387
PepsiAmericas Inc.	5.750%	7/31/12	3,225	3,202
PepsiAmericas Inc.	4.875%	1/15/15	375	344
PepsiAmericas Inc.	5.000%	5/15/17	4,600	4,161
Pepsico, Inc.	5.150%	5/15/12	2,650	2,794
Pepsico, Inc.	4.650%	2/15/13	17,350	18,217

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pepsico, Inc.	5.000%	6/1/18	11,525	11,814
	Pharmacia Corp.	6.500%	12/1/18	750	881
	Pharmacia Corp.	6.600%	12/1/28	775	867
	Philip Morris International Inc	5.650%	5/16/18	12,100	12,041
	Philip Morris International Inc.	4.875%	5/16/13	10,625	10,761
	Philip Morris International Inc.	6.875%	3/17/14	8,325	8,730
	Philip Morris International Inc.	6.375%	5/16/38	9,150	9,685
	Philips Electronics NV	4.625%	3/11/13	4,750	4,505
	Philips Electronics NV	5.750%	3/11/18	12,275	11,462
	Philips Electronics NV	6.875%	3/11/38	5,900	5,618
	Procter & Gamble Co.	4.600%	1/15/14	5,975	6,181
	Procter & Gamble Co.	4.950%	8/15/14	1,600	1,653
	Procter & Gamble Co.	6.450%	1/15/26	1,825	2,087
	Procter & Gamble Co.	5.550%	3/5/37	13,475	15,115
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	12,790	15,328
	Quest Diagnostic, Inc.	5.450%	11/1/15	8,175	7,205
	Quest Diagnostic, Inc.	6.400%	7/1/17	675	620
	Quest Diagnostic, Inc.	6.950%	7/1/37	2,950	2,540
	Reynolds American Inc.	6.500%	7/15/10	2,525	2,449
	Reynolds American Inc.	7.250%	6/1/12	4,075	3,775
	Reynolds American Inc.	7.250%	6/1/13	7,350	6,578
	Reynolds American Inc.	7.625%	6/1/16	4,000	3,295
	Reynolds American Inc.	6.750%	6/15/17	5,800	4,365
	Reynolds American Inc.	7.250%	6/15/37	4,700	3,337
	Safeway, Inc.	4.950%	8/16/10	3,125	3,112
	Safeway, Inc.	6.500%	3/1/11	7,575	7,600
	Safeway, Inc.	5.800%	8/15/12	3,650	3,637
	Safeway, Inc.	6.250%	3/15/14	600	607
	Safeway, Inc.	6.350%	8/15/17	800	806
	Safeway, Inc.	7.250%	2/1/31	5,700	6,572
	Sara Lee Corp.	6.125%	11/1/32	375	311
	Schering-Plough Corp.	5.550%	12/1/13	19,100	19,150
	Schering-Plough Corp.	6.000%	9/15/17	1,025	1,003
	Schering-Plough Corp.	6.750%	12/1/33	9,075	9,443
	Schering-Plough Corp.	6.550%	9/15/37	2,350	2,389
	Sysco Corp.	4.200%	2/12/13	2,225	2,235
	Sysco Corp.	5.250%	2/12/18	1,800	1,830
	Sysco Corp.	5.375%	9/21/35	4,725	4,502
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	550	538
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	11,100	10,730
	Unilever Capital Corp.	7.125%	11/1/10	10,950	11,719
	Unilever Capital Corp.	5.900%	11/15/32	25	25
	UST , Inc.	6.625%	7/15/12	800	769
	UST, Inc.	5.750%	3/1/18	3,200	2,661
	Whirlpool Corp.	5.500%	3/1/13	14,250	11,371
	Wyeth	6.950%	3/15/11	2,450	2,595
	Wyeth	5.500%	3/15/13	20,150	20,588
	Wyeth	5.500%	2/1/14	5,875	5,974
	Wyeth	5.500%	2/15/16	5,750	5,893
	Wyeth	5.450%	4/1/17	3,875	3,945
	Wyeth	6.450%	2/1/24	1,850	2,085
	Wyeth	6.500%	2/1/34	1,975	2,198
	Wyeth	6.000%	2/15/36	6,125	6,644
	Wyeth	5.950%	4/1/37	14,020	15,257

Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	975	872
Amerada Hess Corp.	6.650%	8/15/11	7,450	7,355
Amerada Hess Corp.	7.875%	10/1/29	6,250	6,066
Amerada Hess Corp.	7.125%	3/15/33	6,050	5,386
Anadarko Finance Co.	6.750%	5/1/11	3,225	3,181
Anadarko Finance Co.	7.500%	5/1/31	985	872
Anadarko Petroleum Corp.	5.950%	9/15/16	6,700	5,876
Anadarko Petroleum Corp.	6.450%	9/15/36	9,670	7,636
Apache Corp.	6.250%	4/15/12	1,700	1,787

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	5.250%	4/15/13	1,000	1,023
Apache Corp.	6.000%	9/15/13	7,275	7,609
Apache Corp.	5.625%	1/15/17	1,050	1,053
Apache Corp.	6.900%	9/15/18	6,350	6,921
Apache Corp.	6.000%	1/15/37	6,500	6,228
Apache Finance Canada Corp.	7.750%	12/15/29	1,350	1,484
Baker Hughes, Inc.	6.875%	1/15/29	825	839
BJ Services Co.	6.000%	6/1/18	3,525	3,133
BP Capital Markets PLC	5.250%	11/7/13	14,925	15,705
Burlington Resources, Inc.	6.680%	2/15/11	4,300	4,428
Burlington Resources, Inc.	6.500%	12/1/11	3,975	4,072
Burlington Resources, Inc.	7.200%	8/15/31	850	862
Burlington Resources, Inc.	7.400%	12/1/31	4,575	4,755
Cameron International Corp.	6.375%	7/15/18	[1,2]00	1,048
Cameron International Corp.	7.000%	7/15/38	625	498
Canadian Natural Resources	5.450%	10/1/12	5,425	5,110
Canadian Natural Resources	5.150%	2/1/13	1,875	1,720
Canadian Natural Resources	4.900%	12/1/14	5,575	4,779
Canadian Natural Resources	6.000%	8/15/16	5,375	4,777
Canadian Natural Resources	7.200%	1/15/32	5,375	4,787
Canadian Natural Resources	6.450%	6/30/33	6,915	5,602
Canadian Natural Resources	6.500%	2/15/37	9,175	7,513
Canadian Natural Resources	6.250%	3/15/38	1,825	1,437
Canadian Natural Resources	6.750%	2/1/39	1,125	936
Conoco Funding Co.	6.350%	10/15/11	16,085	16,898
Conoco Funding Co.	7.250%	10/15/31	350	374
Conoco, Inc.	6.950%	4/15/29	1,230	1,332
ConocoPhillips	8.750%	5/25/10	[1,2]50	1,338
ConocoPhillips	5.900%	10/15/32	1,950	1,945
ConocoPhillips Canada	5.300%	4/15/12	5,025	5,072
ConocoPhillips Canada	5.625%	10/15/16	20,825	21,522
ConocoPhillips Canada	5.950%	10/15/36	3,475	3,373
Devon Energy Corp.	7.950%	4/15/32	5,975	6,643
Devon Financing Corp.	6.875%	9/30/11	10,185	10,291
Devon Financing Corp.	7.875%	9/30/31	8,725	9,564
Diamond Offshore Drilling	4.875%	7/1/15	775	722
Encana Corp.	5.900%	12/1/17	9,550	7,995
Encana Corp.	6.500%	8/15/34	10,150	8,114
Encana Corp.	6.625%	8/15/37	2,050	1,654
Encana Holdings Finance Corp.	5.800%	5/1/14	2,100	1,977
EOG Resources Inc.	6.125%	10/1/13	400	419
EOG Resources Inc.	5.875%	9/15/17	8,825	9,032
Global Marine, Inc.	7.000%	6/1/28	4,000	3,513
Halliburton Co.	5.500%	10/15/10	4,100	4,255
Halliburton Co.	5.900%	9/15/18	2,150	2,275
Halliburton Co.	6.700%	9/15/38	8,775	9,403
Husky Energy Inc.	6.250%	6/15/12	2,875	2,853
Husky Energy Inc.	6.150%	6/15/19	1,000	873
Husky Energy Inc.	6.800%	9/15/37	2,400	1,866
Kerr McGee Corp.	6.875%	9/15/11	6,850	6,774
Kerr McGee Corp.	6.950%	7/1/24	11,770	10,160
Kerr McGee Corp.	7.875%	9/15/31	1,700	1,563
Lasmo Inc.	7.300%	11/15/27	400	434
Marathon Oil Corp.	6.125%	3/15/12	9,470	9,223
Marathon Oil Corp.	6.000%	7/1/12	3,400	3,353

Marathon Oil Corp.	6.000%	10/1/17	17,225	15,070
Marathon Oil Corp.	5.900%	3/15/18	15,650	12,890
Marathon Oil Corp.	6.600%	10/1/37	10,315	7,666
Nabors Industries Inc.	6.150%	2/15/18	11,825	10,340
Nexen, Inc.	5.050%	11/20/13	6,700	6,184
Nexen, Inc.	5.650%	5/15/17	2,325	1,961
Nexen, Inc.	7.875%	3/15/32	1,100	1,044
Nexen, Inc.	5.875%	3/10/35	400	295
Nexen, Inc.	6.400%	5/15/37	12,950	10,152
Noble Energy Inc.	8.000%	4/1/27	175	171
Norsk Hydro	7.250%	9/23/27	2,125	2,355

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norsk Hydro	7.150%	1/15/29	3,475	3,783
	Occidental Petroleum	6.750%	1/15/12	6,725	7,085
	PanCanadian Energy Corp.	7.200%	11/1/31	7,050	6,182
	Petro-Canada	4.000%	7/15/13	5,475	4,714
	Petro-Canada	7.875%	6/15/26	1,675	1,563
	Petro-Canada	7.000%	11/15/28	1,375	1,165
	Petro-Canada	5.350%	7/15/33	5,975	3,972
	Petro-Canada	5.950%	5/15/35	8,475	5,846
	Petro-Canada	6.800%	5/15/38	2,400	1,804
	Petro-Canada Financial Partnership	5.000%	11/15/14	1,600	1,333
	Petro-Canada Financial Partnership	6.050%	5/15/18	2,400	2,029
	Questar Market Resources	6.050%	9/1/16	3,575	3,291
	Shell International Finance BV	5.625%	6/27/11	1,000	1,053
	Shell International Finance BV	4.950%	3/22/12	3,450	3,567
	Shell International Finance BV	5.200%	3/22/17	3,525	3,664
	Shell International Finance BV	6.375%	12/15/38	15,800	17,994
3	Statoilhydro ASA	6.500%	12/1/28	[1,2]00	[1,2]31
	Suncor Energy, Inc.	6.100%	6/1/18	3,800	3,277
	Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,444
	Suncor Energy, Inc.	5.950%	12/1/34	150	108
	Suncor Energy, Inc.	6.500%	6/15/38	9,875	7,514
	Sunoco, Inc.	4.875%	10/15/14	1,700	1,419
	Sunoco, Inc.	5.750%	1/15/17	2,300	1,939
	Talisman Energy, Inc.	5.125%	5/15/15	1,400	[1,2]42
	Talisman Energy, Inc.	7.250%	10/15/27	1,050	794
	Talisman Energy, Inc.	5.850%	2/1/37	5,500	3,812
	Tosco Corp.	8.125%	2/15/30	18,775	22,080
	Transocean Inc.	5.250%	3/15/13	4,200	3,895
	Transocean Inc.	6.000%	3/15/18	6,325	5,715
	Transocean Inc.	7.500%	4/15/31	2,650	2,370
	Transocean Inc.	6.800%	3/15/38	6,050	5,325
	Valero Energy Corp.	6.875%	4/15/12	17,725	17,886
	Valero Energy Corp.	4.750%	6/15/13	340	317
	Valero Energy Corp.	7.500%	4/15/32	5,265	4,193
	Valero Energy Corp.	6.625%	6/15/37	5,715	4,207
	Weatherford International Inc.	5.950%	6/15/12	750	699
	Weatherford International Inc.	5.150%	3/15/13	1,550	1,365
	Weatherford International Inc.	6.350%	6/15/17	5,350	4,659
	Weatherford International Inc.	6.000%	3/15/18	2,250	1,892
	Weatherford International Inc.	6.500%	8/1/36	10,125	7,464
	Weatherford International Inc.	6.800%	6/15/37	1,875	1,415
	Weatherford International Inc.	7.000%	3/15/38	2,125	1,650
	XTO Energy, Inc.	5.000%	8/1/10	1,000	986
	XTO Energy, Inc.	5.900%	8/1/12	6,025	5,940
	XTO Energy, Inc.	6.250%	4/15/13	8,575	8,543
	XTO Energy, Inc.	5.750%	12/15/13	5,875	5,682
	XTO Energy, Inc.	4.900%	2/1/14	525	471
	XTO Energy, Inc.	5.000%	1/31/15	1,725	1,523
	XTO Energy, Inc.	6.250%	8/1/17	10,650	10,222
	XTO Energy, Inc.	6.500%	12/15/18	7,675	7,506
	XTO Energy, Inc.	6.100%	4/1/36	1,300	1,060
	XTO Energy, Inc.	6.750%	8/1/37	8,725	8,181
	XTO Energy, Inc.	6.375%	6/15/38	1,875	1,604
	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	2,925	2,724

	Technology (0.6%)
	Agilent Technologies Inc.	6.500%	11/1/17	9,300	6,393
	Arrow Electronics, Inc.	6.875%	7/1/13	200	183
	BMC Software Inc.	7.250%	6/1/18	2,775	2,599
	Cisco Systems Inc.	5.250%	2/22/11	40,400	42,004
	Cisco Systems Inc.	5.500%	2/22/16	3,915	4,132
	Computer Sciences Corp.	5.000%	2/15/13	4,575	4,044
3	Computer Sciences Corp.	5.500%	3/15/13	2,075	1,866

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Computer Sciences Corp.	6.500%	3/15/18	400	334
	Corning Inc.	7.250%	8/15/36	400	300
	Dell Inc.	4.700%	4/15/13	7,100	6,593
	Dell Inc.	5.650%	4/15/18	3,875	3,359
	Dell Inc.	6.500%	4/15/38	3,800	3,133
	Dun & Bradstreet Corp.	6.000%	4/1/13	6,000	5,700
	Electronic Data Systems	6.000%	8/1/13	6,275	6,491
	Equifax Inc.	6.300%	7/1/17	1,300	930
	Equifax Inc.	7.000%	7/1/37	1,900	[1,2]06
	Fiserv, Inc.	6.125%	11/20/12	11,075	10,379
	Fiserv, Inc.	6.800%	11/20/17	7,075	6,067
	Harris Corp.	5.000%	10/1/15	4,400	3,716
	Harris Corp.	5.950%	12/1/17	225	194
	Hewlett-Packard Co.	6.500%	7/1/12	1,835	1,990
	Hewlett-Packard Co.	4.500%	3/1/13	15,825	16,129
	Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,071
	Hewlett-Packard Co.	5.500%	3/1/18	4,275	4,373
	IBM International Group Capital	5.050%	10/22/12	25,525	26,782
	International Business Machines Corp.	4.950%	3/22/11	3,225	3,338
	International Business Machines Corp.	7.500%	6/15/13	3,575	4,026
	International Business Machines Corp.	5.700%	9/14/17	26,975	28,623
	International Business Machines Corp.	7.000%	10/30/25	720	819
	International Business Machines Corp.	6.220%	8/1/27	6,250	6,604
	International Business Machines Corp.	6.500%	1/15/28	700	763
	International Business Machines Corp.	5.875%	11/29/32	500	513
	International Business Machines Corp.	8.000%	10/15/38	500	666
	International Business Machines Corp.	7.125%	12/1/96	6,735	7,771
	Intuit Inc.	5.400%	3/15/12	2,475	2,271
	Intuit Inc.	5.750%	3/15/17	2,925	2,118
	Lexmark International Inc.	5.900%	6/1/13	3,450	2,961
	Lexmark International Inc.	6.650%	6/1/18	5,575	4,089
	Motorola, Inc.	7.625%	11/15/10	619	546
	Motorola, Inc.	8.000%	11/1/11	725	616
	Motorola, Inc.	5.375%	11/15/12	6,125	4,573
	Motorola, Inc.	6.000%	11/15/17	1,675	1,028
	Motorola, Inc.	7.500%	5/15/25	1,000	538
	Motorola, Inc.	6.500%	9/1/25	1,550	803
	Motorola, Inc.	6.500%	11/15/28	500	259
	Motorola, Inc.	6.625%	11/15/37	2,450	1,159
	National Semiconductor	6.150%	6/15/12	750	591
	National Semiconductor	6.600%	6/15/17	7,400	5,372
	Oracle Corp.	5.000%	1/15/11	6,150	6,295
	Oracle Corp.	4.950%	4/15/13	6,350	6,547
	Oracle Corp.	5.250%	1/15/16	9,990	10,269
	Oracle Corp.	5.750%	4/15/18	17,010	17,643
	Oracle Corp.	6.500%	4/15/38	7,200	8,319
	Pitney Bowes, Inc.	4.625%	10/1/12	4,050	3,979
	Pitney Bowes, Inc.	3.875%	6/15/13	5,050	4,796
	Pitney Bowes, Inc.	4.875%	8/15/14	350	337
	Pitney Bowes, Inc.	4.750%	1/15/16	13,750	13,012
	Pitney Bowes, Inc.	5.750%	9/15/17	4,450	4,388
	Pitney Bowes, Inc.	4.750%	5/15/18	375	348
	Pitney Bowes, Inc.	5.250%	1/15/37	550	508
	Science Applications International Corp.	6.250%	7/1/12	[1,2]75	1,306
	Science Applications International Corp.	5.500%	7/1/33	1,775	1,330

Tyco Electronics Group	6.000%	10/1/12	2,450	1,982
Tyco Electronics Group	6.550%	10/1/17	9,325	7,843
Tyco Electronics Group	7.125%	10/1/37	750	560
Xerox Capital Trust I	8.000%	2/1/27	5,750	3,867
Xerox Corp.	7.125%	6/15/10	4,000	3,756
Xerox Corp.	6.875%	8/15/11	2,425	2,116
Xerox Corp.	5.500%	5/15/12	3,200	2,507
Xerox Corp.	7.625%	6/15/13	4,425	3,693
Xerox Corp.	6.400%	3/15/16	5,125	3,822
Xerox Corp.	6.750%	2/1/17	3,700	2,644
Xerox Corp.	6.350%	5/15/18	13,325	10,352

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Transportation (0.4%)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	516
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,820
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	3,375	3,386
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	3,025	2,950
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	4,100	4,006
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	6,418
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	3,975	3,670
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	75	70
	Canadian National Railway Co.	6.375%	10/15/11	1,075	1,100
	Canadian National Railway Co.	4.400%	3/15/13	3,175	3,129
	Canadian National Railway Co.	4.950%	1/15/14	700	684
	Canadian National Railway Co.	5.800%	6/1/16	950	963
	Canadian National Railway Co.	5.850%	11/15/17	1,425	1,452
	Canadian National Railway Co.	6.800%	7/15/18	11,025	12,011
	Canadian National Railway Co.	6.900%	7/15/28	700	766
	Canadian National Railway Co.	6.250%	8/1/34	1,925	1,944
	Canadian National Railway Co.	6.200%	6/1/36	3,025	3,077
	Canadian Pacific Railway Co.	6.250%	10/15/11	10,950	10,642
	Canadian Pacific Railway Co.	7.125%	10/15/31	550	440
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,200	834
	CNF, Inc.	6.700%	5/1/34	4,150	2,991
	Continental Airlines, Inc.	6.563%	2/15/12	2,450	1,954
2	Continental Airlines, Inc.	6.648%	9/15/17	8,362	6,376
2	Continental Airlines, Inc.	6.900%	1/2/18	4,647	3,637
2	Continental Airlines, Inc.	6.545%	2/2/19	519	413
2	Continental Airlines, Inc.	5.983%	4/19/22	750	503
	CSX Corp.	6.750%	3/15/11	2,450	2,451
	CSX Corp.	6.300%	3/15/12	1,775	1,745
	CSX Corp.	5.750%	3/15/13	125	119
	CSX Corp.	6.250%	4/1/15	2,750	2,704
	CSX Corp.	5.600%	5/1/17	1,875	1,681
	CSX Corp.	6.250%	3/15/18	300	277
	CSX Corp.	7.950%	5/1/27	325	331
	CSX Corp.	6.000%	10/1/36	7,550	6,108
	CSX Corp.	6.150%	5/1/37	2,875	2,372
	CSX Corp.	7.450%	4/1/38	2,350	2,290
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	4,100	2,962
2	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	3,814	2,446
	Delta Air Lines, Inc.	7.111%	9/18/11	4,100	3,157
2	Delta Air Lines, Inc.	6.821%	8/10/22	5,610	3,338
	Norfolk Southern Corp.	6.750%	2/15/11	6,000	6,100
	Norfolk Southern Corp.	5.257%	9/17/14	45	43
	Norfolk Southern Corp.	7.700%	5/15/17	6,375	6,901
	Norfolk Southern Corp.	5.750%	4/1/18	1,750	1,704
	Norfolk Southern Corp.	9.750%	6/15/20	1,696	1,967
	Norfolk Southern Corp.	5.590%	5/17/25	634	582
	Norfolk Southern Corp.	7.800%	5/15/27	2,495	2,759
	Norfolk Southern Corp.	5.640%	5/17/29	2,205	2,070
	Norfolk Southern Corp.	7.050%	5/1/37	12,995	13,549
	Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,331
	Ryder System Inc.	5.950%	5/2/11	3,375	3,028
	Ryder System Inc.	5.850%	3/1/14	2,000	1,556

	Ryder System Inc.	7.200%	9/1/15	4,375	3,259
	Ryder System Inc.	5.850%	11/1/16	1,950	1,613
	Southwest Airlines Co.	6.500%	3/1/12	7,950	7,487
	Southwest Airlines Co.	5.250%	10/1/14	275	210
	Southwest Airlines Co.	5.750%	12/15/16	3,950	2,703
	Southwest Airlines Co.	5.125%	3/1/17	850	597
2	Southwest Airlines Co.	6.150%	8/1/22	2,030	1,584
	Union Pacific Corp.	3.625%	6/1/10	2,040	2,004
	Union Pacific Corp.	6.650%	1/15/11	6,005	6,049
	Union Pacific Corp.	6.125%	1/15/12	200	202
	Union Pacific Corp.	6.500%	4/15/12	2,383	2,441
	Union Pacific Corp.	5.450%	1/31/13	2,750	2,681
	Union Pacific Corp.	7.000%	2/1/16	450	471

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	5.650%	5/1/17	5,200	4,958
	Union Pacific Corp.	5.750%	11/15/17	8,525	8,150
	Union Pacific Corp.	5.700%	8/15/18	8,650	8,384
	Union Pacific Corp.	6.625%	2/1/29	1,950	1,847
2	Union Pacific Railroad Co.	6.176%	1/2/31	1,562	1,531
	United Parcel Service of America	4.500%	1/15/13	2,750	2,880
	United Parcel Service of America	5.500%	1/15/18	4,185	4,452
	United Parcel Service of America	6.200%	1/15/38	4,875	5,374
					5,610,658
Utilities (1.8%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	2,775	2,536
	Alabama Power Co.	4.850%	12/15/12	2,400	2,390
	Alabama Power Co.	5.500%	10/15/17	3,975	3,927
	American Electric Power Co., Inc.	5.375%	3/15/10	925	927
	American Electric Power Co., Inc.	5.250%	6/1/15	875	798
	American Water Capital Corp.	6.085%	10/15/17	8,800	7,692
	American Water Capital Corp.	6.593%	10/15/37	6,300	4,814
	Appalachian Power Co.	7.000%	4/1/38	6,900	6,594
	Arizona Public Service Co.	6.375%	10/15/11	800	751
	Arizona Public Service Co.	5.800%	6/30/14	725	602
	Arizona Public Service Co.	4.650%	5/15/15	925	712
	Arizona Public Service Co.	5.500%	9/1/35	700	402
	Baltimore Gas & Electric Co.	5.900%	10/1/16	4,250	3,849
	Baltimore Gas & Electric Co.	6.350%	10/1/36	625	501
	Carolina Power & Light Co.	6.500%	7/15/12	1,250	1,274
	Carolina Power & Light Co.	5.125%	9/15/13	6,400	6,528
	Carolina Power & Light Co.	6.300%	4/1/38	2,750	2,995
	CenterPoint Energy Houston	5.700%	3/15/13	16,860	15,702
	CenterPoint Energy Houston	5.750%	1/15/14	500	476
	CenterPoint Energy Houston	6.950%	3/15/33	400	368
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	4,925	4,842
	Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,410
	Columbus Southern Power	5.850%	10/1/35	6,700	5,867
	Commonwealth Edison Co.	6.150%	3/15/12	2,025	1,997
	Commonwealth Edison Co.	5.950%	8/15/16	10,855	10,204
	Commonwealth Edison Co.	6.150%	9/15/17	15,025	14,130
	Commonwealth Edison Co.	5.800%	3/15/18	3,675	3,304
	Commonwealth Edison Co.	5.875%	2/1/33	590	503
	Commonwealth Edison Co.	5.900%	3/15/36	800	665
	Commonwealth Edison Co.	6.450%	1/15/38	3,875	3,536
	Connecticut Light & Power Co.	6.350%	6/1/36	6,975	7,139
	Consolidated Edison Co. of New York	4.875%	2/1/13	3,715	3,639
	Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,568
	Consolidated Edison Co. of New York	5.500%	9/15/16	6,200	6,075
	Consolidated Edison Co. of New York	5.300%	3/1/35	2,450	2,104
	Consolidated Edison Co. of New York	5.850%	3/15/36	2,325	2,155
	Consolidated Edison Co. of New York	6.200%	6/15/36	3,575	3,474
	Consolidated Edison Co. of New York	6.300%	8/15/37	7,000	6,890
	Consolidated Edison Co. of New York	6.750%	4/1/38	2,700	2,816
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	869
	Constellation Energy Group, Inc.	7.000%	4/1/12	[1,2]75	1,150
	Constellation Energy Group, Inc.	4.550%	6/15/15	18,050	13,725
	Constellation Energy Group, Inc.	7.600%	4/1/32	2,390	2,033
	Consumers Energy Co.	5.000%	2/15/12	2,500	2,427

Consumers Energy Co.	5.375%	4/15/13	5,175	5,080
Consumers Energy Co.	5.500%	8/15/16	1,925	1,824
Consumers Energy Co.	5.650%	4/15/20	1,000	934
Detroit Edison Co.	6.125%	10/1/10	2,730	2,783
Detroit Edison Co.	5.700%	10/1/37	1,000	912
Dominion Resources, Inc.	4.750%	12/15/10	2,225	2,160
Dominion Resources, Inc.	6.250%	6/30/12	2,790	2,748
Dominion Resources, Inc.	5.700%	9/17/12	850	842
Dominion Resources, Inc.	5.150%	7/15/15	19,050	18,012
Dominion Resources, Inc.	6.000%	11/30/17	5,300	5,079

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,424
	Dominion Resources, Inc.	5.250%	8/1/33	3,225	2,919
	Dominion Resources, Inc.	5.950%	6/15/35	9,825	8,675
	Dominion Resources, Inc.	7.000%	6/15/38	1,275	1,233
2	Dominion Resources, Inc.	7.500%	6/30/66	4,325	2,223
2	Dominion Resources, Inc.	6.300%	9/30/66	2,750	1,278
	DTE Energy Co.	7.050%	6/1/11	6,640	6,582
	DTE Energy Co.	6.375%	4/15/33	275	217
3	Duke Energy Carolinas LLC	5.750%	11/15/13	500	523
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,725	10,767
	Duke Energy Carolinas LLC	6.000%	1/15/38	475	474
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,425	3,438
	Duke Energy Corp.	6.250%	1/15/12	8,707	9,030
	Duke Energy Corp.	6.000%	12/1/28	1,900	1,929
	Duke Energy Corp.	6.450%	10/15/32	1,500	1,610
	Duke Energy Indiana Inc.	6.350%	8/15/38	9,925	10,589
	El Paso Electric Co.	6.000%	5/15/35	2,200	1,503
	Empresa Nacional Electric	8.350%	8/1/13	2,900	3,125
	Energy East Corp.	6.750%	6/15/12	6,050	6,051
	Energy East Corp.	6.750%	7/15/36	4,275	3,614
3	Entergy Gulf States, Inc.	6.000%	5/1/18	10,525	9,130
	Entergy Louisiana LLC	6.500%	9/1/18	1,575	1,445
	Exelon Corp.	6.750%	5/1/11	500	494
	Exelon Corp.	4.900%	6/15/15	5,200	4,477
	Exelon Corp.	5.625%	6/15/35	935	624
	FirstEnergy Corp.	6.450%	11/15/11	52,330	51,074
	FirstEnergy Corp.	7.375%	11/15/31	8,190	7,762
	Florida Power & Light Co.	4.850%	2/1/13	3,000	3,006
	Florida Power & Light Co.	5.550%	11/1/17	2,275	2,375
	Florida Power & Light Co.	5.950%	10/1/33	50	54
	Florida Power & Light Co.	5.625%	4/1/34	4,450	4,574
	Florida Power & Light Co.	5.400%	9/1/35	2,075	2,069
	Florida Power & Light Co.	6.200%	6/1/36	4,700	5,219
	Florida Power & Light Co.	5.650%	2/1/37	4,725	4,908
	Florida Power & Light Co.	5.850%	5/1/37	2,450	2,620
	Florida Power & Light Co.	5.950%	2/1/38	9,975	10,820
	Florida Power Corp.	4.500%	6/1/10	3,825	3,800
	Florida Power Corp.	4.800%	3/1/13	12,175	11,777
	Florida Power Corp.	5.650%	6/15/18	3,725	3,841
	Florida Power Corp.	6.350%	9/15/37	5,300	5,847
	Florida Power Corp.	6.400%	6/15/38	4,200	4,802
	FPL Group Capital, Inc.	5.625%	9/1/11	3,975	4,115
	FPL Group Capital, Inc.	5.350%	6/15/13	5,625	5,648
2	FPL Group Capital, Inc.	6.350%	10/1/66	2,600	[1,2]91
2	FPL Group Capital, Inc.	6.650%	6/15/67	3,200	1,602
	Georgia Power Co.	5.700%	6/1/17	2,340	2,367
	Georgia Power Co.	5.650%	3/1/37	425	404
	Illinois Power	6.125%	11/15/17	1,475	1,304
	Illinois Power	6.250%	4/1/18	5,700	4,980
	Indiana Michigan Power Co.	6.050%	3/15/37	7,475	6,084
2	Integrys Energy Group	6.110%	12/1/66	5,150	2,557
	Jersey Central Power & Light	5.625%	5/1/16	3,575	3,301
	Jersey Central Power & Light	5.650%	6/1/17	2,250	2,076
	Kansas City Power & Light	6.050%	11/15/35	2,075	1,655
	MidAmerican Energy Co.	5.650%	7/15/12	3,200	3,206
	MidAmerican Energy Co.	5.125%	1/15/13	7,875	7,730

MidAmerican Energy Co.	5.950%	7/15/17	1,675	1,746
MidAmerican Energy Co.	5.300%	3/15/18	550	543
MidAmerican Energy Co.	6.750%	12/30/31	5,475	5,526
MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,506
MidAmerican Energy Holdings Co.	5.875%	10/1/12	7,020	6,957
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,360
MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,925	5,892
MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	742
MidAmerican Energy Holdings Co.	6.125%	4/1/36	22,975	2[1,2]73
MidAmerican Energy Holdings Co.	5.950%	5/15/37	8,625	7,837

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,050	1,014
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	18,810	20,030
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	6,125	5,788
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,140	1,963
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	275	253
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	4,960	4,535
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,000	3,888
Nevada Power Co.	6.750%	7/1/37	1,500	1,341
NiSource Finance Corp.	7.875%	11/15/10	6,660	6,133
NiSource Finance Corp.	6.150%	3/1/13	525	396
NiSource Finance Corp.	5.400%	7/15/14	1,350	911
NiSource Finance Corp.	5.250%	9/15/17	1,525	1,034
NiSource Finance Corp.	6.400%	3/15/18	850	551
NiSource Finance Corp.	6.800%	1/15/19	150	103
NiSource Finance Corp.	5.450%	9/15/20	1,675	1,018
Northern States Power Co.	5.250%	3/1/18	2,325	2,346
Northern States Power Co.	5.250%	7/15/35	425	403
Northern States Power Co.	6.250%	6/1/36	1,975	2,148
Northern States Power Co.	6.200%	7/1/37	3,600	3,895
NStar Electric Co.	4.875%	4/15/14	2,200	2,114
NStar Electric Co.	5.625%	11/15/17	5,650	5,365
Ohio Edison	6.400%	7/15/16	4,650	4,050
Ohio Power Co.	5.750%	9/1/13	8,525	8,391
Ohio Power Co.	6.000%	6/1/16	3,975	3,910
Oncor Electric Delivery Co.	6.375%	5/1/12	3,650	3,619
Oncor Electric Delivery Co.	6.375%	1/15/15	7,175	6,797
Oncor Electric Delivery Co.	7.000%	9/1/22	600	559
Oncor Electric Delivery Co.	7.000%	5/1/32	2,125	1,918
Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	4,088
Pacific Gas & Electric Co.	4.200%	3/1/11	29,075	28,558
Pacific Gas & Electric Co.	4.800%	3/1/14	5,125	4,990
Pacific Gas & Electric Co.	5.625%	11/30/17	4,250	4,354
Pacific Gas & Electric Co.	6.050%	3/1/34	5,855	6,070
Pacific Gas & Electric Co.	5.800%	3/1/37	8,300	8,509
PacifiCorp	6.900%	11/15/11	7,600	8,002
PacifiCorp	7.700%	11/15/31	[1,2]50	1,500
PacifiCorp	5.250%	6/15/35	50	45
PacifiCorp	6.250%	10/15/37	800	830
PECO Energy Co.	5.350%	3/1/18	2,000	1,926
Pennsylvania Electric Co.	6.050%	9/1/17	2,775	2,477
Pepco Holdings, Inc.	6.450%	8/15/12	8,075	7,559
Pepco Holdings, Inc.	7.450%	8/15/32	1,475	[1,2]19
Potomac Electric Power	6.500%	11/15/37	1,000	978
PPL Energy Supply LLC	6.400%	11/1/11	12,350	11,860
PPL Energy Supply LLC	6.300%	7/15/13	3,700	3,473
PPL Energy Supply LLC	5.400%	8/15/14	1,000	856
PPL Energy Supply LLC	6.200%	5/15/16	3,825	3,041
PPL Energy Supply LLC	6.500%	5/1/18	2,550	2,093
PPL Energy Supply LLC	6.000%	12/15/36	2,050	1,437
Progress Energy, Inc.	7.100%	3/1/11	6,686	6,701
Progress Energy, Inc.	6.850%	4/15/12	2,200	2,226
Progress Energy, Inc.	5.625%	1/15/16	1,375	[1,2]70
Progress Energy, Inc.	7.750%	3/1/31	1,800	1,815
Progress Energy, Inc.	7.000%	10/30/31	5,650	5,244
PSE&G Power LLC	7.750%	4/15/11	1,075	1,073

PSE&G Power LLC	6.950%	6/1/12	17,025	16,745
PSE&G Power LLC	5.000%	4/1/14	2,800	2,474
PSE&G Power LLC	5.500%	12/1/15	3,275	2,858
PSE&G Power LLC	8.625%	4/15/31	400	418
PSI Energy Inc.	5.000%	9/15/13	200	190
PSI Energy Inc.	6.050%	6/15/16	425	404
PSI Energy Inc.	6.120%	10/15/35	1,400	1,313
Public Service Co. of Colorado	7.875%	10/1/12	9,800	10,408
Public Service Co. of Colorado	5.500%	4/1/14	65	64
Public Service Co. of Colorado	5.800%	8/1/18	1,900	1,945
Public Service Co. of Colorado	6.250%	9/1/37	1,850	1,907

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Public Service Co. of Colorado	6.500%	8/1/38	3,300	3,517
	Public Service Co. of Oklahoma	6.625%	11/15/37	5,550	5,027
	Public Service Electric & Gas	5.250%	7/1/35	325	282
	Public Service Electric & Gas	5.800%	5/1/37	6,000	5,627
	Puget Sound Energy Inc.	5.483%	6/1/35	950	761
	Puget Sound Energy Inc.	6.274%	3/15/37	5,275	4,705
	SCANA Corp.	6.875%	5/15/11	7,825	8,028
	Sierra Pacific Power Co.	6.000%	5/15/16	2,925	2,754
	Sierra Pacific Power Co.	6.750%	7/1/37	5,000	4,550
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,900	2,099
	South Carolina Electric & Gas Co.	6.625%	2/1/32	2,750	3,066
	South Carolina Electric & Gas Co.	5.300%	5/15/33	220	208
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,475	1,543
	Southern California Edison Co.	5.000%	1/15/14	3,450	3,520
	Southern California Edison Co.	4.650%	4/1/15	2,075	2,033
	Southern California Edison Co.	5.000%	1/15/16	1,450	1,448
	Southern California Edison Co.	5.750%	4/1/35	1,025	1,102
	Southern California Edison Co.	5.350%	7/15/35	5,450	5,551
	Southern California Edison Co.	5.625%	2/1/36	8,175	8,651
	Southern California Edison Co.	5.550%	1/15/37	9,875	10,351
	Southern California Edison Co.	5.950%	2/1/38	100	111
	Southern Co.	5.300%	1/15/12	2,075	2,098
	Southern Power Co.	6.250%	7/15/12	4,155	4,195
	Southern Power Co.	4.875%	7/15/15	7,925	6,969
	Southwestern Electric Power	5.550%	1/15/17	500	468
	Southwestern Electric Power	6.450%	1/15/19	4,575	4,483
	Tampa Electric Co.	6.375%	8/15/12	5,000	4,879
	Tampa Electric Co.	6.550%	5/15/36	3,675	3,225
	Toledo Edison Co.	6.150%	5/15/37	400	319
	TransAlta Corp.	6.650%	5/15/18	1,550	1,391
	Union Electric Co.	5.400%	2/1/16	3,950	3,427
	Virginia Electric & Power Co.	5.100%	11/30/12	675	660
	Virginia Electric & Power Co.	5.400%	1/15/16	1,100	1,079
	Virginia Electric & Power Co.	6.000%	1/15/36	7,150	6,810
	Virginia Electric & Power Co.	6.000%	5/15/37	3,125	3,054
	Virginia Electric & Power Co.	6.350%	11/30/37	2,275	2,269
	Virginia Electric & Power Co.	8.875%	11/15/38	275	349
	Wisconsin Electric Power Co.	6.000%	4/1/14	475	510
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,123
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,025	988
	Wisconsin Energy Corp.	6.500%	4/1/11	10,750	11,045
2	Wisconsin Energy Corp.	6.250%	5/15/67	16,950	8,404
	Wisconsin Power & Light Co.	6.375%	8/15/37	5,050	4,860
	Xcel Energy, Inc.	5.613%	4/1/17	736	663
	Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,312

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	2,350	2,367
	AGL Capital Corp.	6.000%	10/1/34	150	109
	Atmos Energy Corp.	4.000%	10/15/09	5,175	5,024
	Atmos Energy Corp.	4.950%	10/15/14	3,630	3,180
	Boardwalk Pipelines LLC	5.500%	2/1/17	4,025	3,233
	British Transco Finance	6.625%	6/1/18	2,050	1,869
	Buckeye Partners LP	6.050%	1/15/18	450	390
	CenterPoint Energy Resources	7.875%	4/1/13	4,030	3,998

CenterPoint Energy Resources	6.150%	5/1/16	1,375	1,196
Consolidated Natural Gas	6.250%	11/1/11	8,800	8,994
Consolidated Natural Gas	5.000%	12/1/14	5,625	5,218
Duke Capital Corp.	6.250%	2/15/13	1,375	1,334
Duke Capital Corp.	5.500%	3/1/14	3,825	3,406
Duke Capital Corp.	5.668%	8/15/14	250	223
Duke Capital Corp.	6.750%	2/15/32	2,800	2,154
Duke Energy Field Services	7.875%	8/16/10	4,600	4,609
Duke Energy Field Services	8.125%	8/16/30	225	203
El Paso Natural Gas Co.	5.950%	4/15/17	2,625	2,134

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enbridge Energy Partners	6.500%	4/15/18	2,850	2,372
	Enbridge Energy Partners	9.875%	3/1/19	5,550	5,591
	Enbridge Energy Partners	7.500%	4/15/38	6,625	5,403
	Enbridge Inc.	5.600%	4/1/17	375	313
	Energy Transfer Partners LP	5.650%	8/1/12	5,475	4,973
	Energy Transfer Partners LP	5.950%	2/1/15	8,200	7,091
	Energy Transfer Partners LP	6.125%	2/15/17	1,425	1,198
	Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,226
	Energy Transfer Partners LP	7.500%	7/1/38	725	567
6	Enron Corp.	7.625%	9/10/04	2,000	10
6	Enron Corp.	6.625%	11/15/05	1,375	7
6	Enron Corp.	7.125%	5/15/07	8,646	43
6	Enron Corp.	6.875%	10/15/07	8,500	42
6	Enron Corp.	6.750%	8/1/09	6,445	32
	Enterprise Products Operating LP	4.950%	6/1/10	4,475	4,327
	Enterprise Products Operating LP	5.650%	4/1/13	4,425	3,963
	Enterprise Products Operating LP	5.600%	10/15/14	4,600	3,916
	Enterprise Products Operating LP	6.300%	9/15/17	11,150	9,619
	Enterprise Products Operating LP	6.500%	1/31/19	3,525	2,942
	Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,381
	Enterprise Products Operating LP	6.650%	10/15/34	150	113
	Equitable Resources Inc.	6.500%	4/1/18	14,650	13,252
6	HNG Internorth	9.625%	3/15/06	4,680	23
	KeySpan Corp.	7.625%	11/15/10	1,400	1,457
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	975	944
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	6,885	6,399
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	7,375	6,789
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	6,775	6,075
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,150	1,848
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	40	34
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	7,925	6,761
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	209
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	502
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,620	2,963
	Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	922
	National Grid PLC	6.300%	8/1/16	9,800	8,428
	NuStar Energy LP	7.650%	4/15/18	5,775	5,194
	ONEOK Inc.	5.200%	6/15/15	3,500	2,901
	ONEOK Inc.	6.000%	6/15/35	2,800	2,029
	ONEOK Partners, LP	5.900%	4/1/12	3,325	3,134
	ONEOK Partners, LP	6.150%	10/1/16	5,350	4,599
	ONEOK Partners, LP	6.650%	10/1/36	14,700	11,661
	ONEOK Partners, LP	6.850%	10/15/37	5,900	4,567
	Panhandle Eastern Pipeline	6.200%	11/1/17	9,525	7,564
	Panhandle Eastern Pipeline	7.000%	6/15/18	1,375	1,147
	Plains All American Pipeline LP	6.650%	1/15/37	1,325	909
	Reliant Energy Resources	7.750%	2/15/11	1,000	1,021
	San Diego Gas & Electric	5.300%	11/15/15	2,525	2,528
	San Diego Gas & Electric	5.350%	5/15/35	950	878
	San Diego Gas & Electric	6.125%	9/15/37	325	334
	Sempra Energy	7.950%	3/1/10	1,075	1,088
	Sempra Energy	6.000%	2/1/13	900	867
	Sempra Energy	6.150%	6/15/18	100	93
	Southern California Gas Co.	5.750%	11/15/35	1,000	945
3	Southern Natural Gas	5.900%	4/1/17	8,435	6,454

Southern Union Co.	7.600%	2/1/24	1,000	711
Spectra Energy Corp.	6.200%	4/15/18	[1,2]50	1,099
Teppco Partners, LP	5.900%	4/15/13	2,800	2,512
Teppco Partners, LP	6.650%	4/15/18	2,825	2,423
Teppco Partners, LP	7.550%	4/15/38	1,800	1,365
Texas Eastern Transmission	7.000%	7/15/32	300	264
Texas Gas Transmission	4.600%	6/1/15	3,175	2,652
Trans-Canada Pipelines	4.000%	6/15/13	4,250	3,817
Trans-Canada Pipelines	6.500%	8/15/18	4,850	4,732
Trans-Canada Pipelines	5.600%	3/31/34	3,230	2,563
Trans-Canada Pipelines	5.850%	3/15/36	10,250	8,471

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Trans-Canada Pipelines	6.200%	10/15/37	3,450	3,082
2	Trans-Canada Pipelines	6.350%	5/15/67	13,805	6,301
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	4,375	4,319
	Williams Cos., Inc.	7.125%	9/1/11	7,650	6,961
	Williams Cos., Inc.	8.125%	3/15/12	2,600	2,418
	Williams Cos., Inc.	7.625%	7/15/19	11,650	9,203
	Williams Cos., Inc.	7.500%	1/15/31	11,575	7,871
	Williams Cos., Inc.	7.750%	6/15/31	2,825	1,949

	Other Utilities (0.0%)
	Veolia Environnement	6.750%	6/1/38	125	105
					1,225,372
Total Corporate Bonds (Cost $16,537,850)					14,938,623
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
	Asian Development Bank	4.125%	9/15/10	500	521
	Asian Development Bank	4.500%	9/4/12	1,375	1,476
	Asian Development Bank	3.625%	9/5/13	29,000	30,437
	Asian Development Bank	5.250%	6/12/17	700	823
	Asian Development Bank	5.593%	7/16/18	3,528	4,255
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,375	1,444
	China Development Bank	4.750%	10/8/14	4,425	4,532
	China Development Bank	5.000%	10/15/15	1,800	1,777
	Corp. Andina de Fomento	5.200%	5/21/13	5,500	4,924
	Corp. Andina de Fomento	5.750%	1/12/17	11,600	9,667
	Development Bank of Japan	4.250%	6/9/15	2,500	2,610
	Eksportfinans	5.500%	5/25/16	10,395	1[1,2]26
	Eksportfinans	5.500%	6/26/17	7,975	8,691
	European Investment Bank	5.000%	2/8/10	3,350	3,469
	European Investment Bank	4.000%	3/3/10	25,925	26,544
	European Investment Bank	4.125%	9/15/10	400	413
	European Investment Bank	4.625%	9/15/10	10,975	11,473
	European Investment Bank	3.250%	2/15/11	12,375	12,672
	European Investment Bank	2.625%	5/16/11	6,000	6,075
	European Investment Bank	5.250%	6/15/11	14,425	15,450
	European Investment Bank	3.125%	7/15/11	4,225	4,317
	European Investment Bank	3.250%	10/14/11	5,225	5,382
	European Investment Bank	2.625%	11/15/11	4,225	4,297
	European Investment Bank	4.625%	3/21/12	35,000	37,566
	European Investment Bank	2.875%	3/15/13	9,600	9,669
	European Investment Bank	3.250%	5/15/13	24,550	25,261
	European Investment Bank	4.250%	7/15/13	39,700	42,439
	European Investment Bank	4.625%	5/15/14	42,900	46,371
	European Investment Bank	4.875%	2/16/16	625	692
	European Investment Bank	5.125%	9/13/16	2,550	2,886
	European Investment Bank	4.875%	1/17/17	24,625	28,088
	European Investment Bank	5.125%	5/30/17	25,900	30,211
	European Investment Bank	4.875%	2/15/36	400	490
	Export Development Canada	3.750%	7/15/11	750	791
	Export Development Canada	2.625%	11/15/11	6,550	6,722
	Export-Import Bank of Korea	4.625%	3/16/10	2,450	2,325
	Export-Import Bank of Korea	5.125%	2/14/11	11,900	11,164
	Export-Import Bank of Korea	5.500%	10/17/12	9,725	9,049
	Export-Import Bank of Korea	5.125%	3/16/15	1,075	871
	Federation of Malaysia	7.500%	7/15/11	11,100	11,898
	Federative Republic of Brazil	9.250%	10/22/10	4,700	5,135

	Federative Republic of Brazil	11.000%	1/11/12	4,950	5,878
	Federative Republic of Brazil	7.875%	3/7/15	8,100	9,173
	Federative Republic of Brazil	6.000%	1/17/17	18,150	18,649
2	Federative Republic of Brazil	8.000%	1/15/18	28,150	31,429
	Federative Republic of Brazil	8.875%	4/15/24	5,475	6,734
	Federative Republic of Brazil	8.750%	2/4/25	14,800	18,056
	Federative Republic of Brazil	10.125%	5/15/27	14,700	20,235
	Federative Republic of Brazil	8.250%	1/20/34	17,675	21,519
	Federative Republic of Brazil	7.125%	1/20/37	9,825	11,004
	Federative Republic of Brazil	11.000%	8/17/40	29,200	37,960

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Financement Quebec	5.000%	10/25/12	4,450	4,811
Inter-American Development Bank	8.500%	3/15/11	2,240	2,541
Inter-American Development Bank	4.750%	10/19/12	4,900	5,297
Inter-American Development Bank	3.500%	3/15/13	12,000	12,431
Inter-American Development Bank	4.250%	9/14/15	1,900	2,077
Inter-American Development Bank	5.125%	9/13/16	300	345
Inter-American Development Bank	4.250%	9/10/18	27,725	30,544
Inter-American Development Bank	7.000%	6/15/25	3,175	4,423
International Bank for Reconstruction & Development	3.125%	11/15/11	700	723
International Bank for Reconstruction & Development	5.000%	4/1/16	18,625	21,556
International Bank for Reconstruction & Development	7.625%	1/19/23	4,200	6,150
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,704
International Bank for Reconstruction & Development	4.750%	2/15/35	775	915
Japan Bank International	4.750%	5/25/11	2,275	2,404
Japan Bank International	4.375%	11/26/12	6,400	6,720
Japan Bank International	4.250%	6/18/13	28,575	29,537
Japan Finance Corp.	5.875%	3/14/11	425	454
Japan Finance Corp.	4.625%	4/21/15	8,400	8,724
Japan Finance Corp.	5.000%	5/16/17	5,000	5,342
KFW International Finance Inc.	3.250%	10/14/11	16,700	17,205
Korea Development Bank	4.625%	9/16/10	2,675	2,512
Korea Development Bank	5.300%	1/17/13	2,675	2,467
Korea Development Bank	5.750%	9/10/13	12,015	10,251
Korea Electric Power	7.750%	4/1/13	6,950	6,803
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	11,750	12,238
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	13,350	13,791
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	25,925	26,579
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	26,450	27,484
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	16,000	17,266
Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	70,350	72,330
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	14,625	15,172
Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	29,200	30,906
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,725	1,825
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	26,635	30,220
Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	2,175	2,409
Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	17,400	19,431
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	1,925	2,009
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.875%	1/13/12	12,000	13,051
Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	775
Landwirtschaftliche Rentenbank	5.250%	7/2/12	5,225	5,703
Landwirtschaftliche Rentenbank	3.250%	3/15/13	25,050	25,795
Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,925	4,307
Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,975	10,142
Mass Transit Railway Corp.	7.500%	11/8/10	425	459
Nordic Investment Bank	3.875%	6/15/10	750	774
Nordic Investment Bank	4.500%	9/13/10	4,000	4,176
Nordic Investment Bank	4.875%	3/15/11	500	531
Nordic Investment Bank	5.000%	2/1/17	5,350	6,163

	Oesterreichische Kontrollbank	4.250%	10/6/10	400	420
	Oesterreichische Kontrollbank	2.875%	3/15/11	12,000	12,323
	Oesterreichische Kontrollbank	4.750%	11/8/11	3,250	3,459
	Oesterreichische Kontrollbank	4.750%	10/16/12	5,275	5,679
	Oesterreichische Kontrollbank	5.000%	4/25/17	16,675	18,942
	Ontario Hydro Electric	7.450%	3/31/13	4,700	5,692
	Pemex Project Funding Master Trust	9.125%	10/13/10	395	415
3	Pemex Project Funding Master Trust	5.750%	3/1/18	32,675	28,779
	Pemex Project Funding Master Trust	6.625%	6/15/35	8,724	7,372
3	Pemex Project Funding Master Trust	6.625%	6/15/35	5,475	4,626
3	Pemex Project Funding Master Trust	6.625%	6/15/38	7,200	6,030
	People’s Republic of China	4.750%	10/29/13	7,125	7,387
	Petrobras International Finance	6.125%	10/6/16	16,325	15,823
	Petrobras International Finance	5.875%	3/1/18	6,550	5,879
	Petrobras International Finance	8.375%	12/10/18	4,000	4,105
	Province of Manitoba	7.500%	2/22/10	5,075	5,386
	Province of Nova Scotia	5.750%	2/27/12	1,975	2,128
	Province of Ontario	3.125%	9/8/10	15,275	15,435

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Ontario	2.750%	2/22/11	3,000	3,017
	Province of Ontario	3.375%	5/20/11	925	943
	Province of Ontario	5.000%	10/18/11	19,825	20,774
	Province of Ontario	3.500%	7/15/13	9,800	9,887
	Province of Ontario	4.750%	1/19/16	2,200	2,373
	Province of Ontario	5.450%	4/27/16	37,500	42,108
	Province of Quebec	6.125%	1/22/11	8,135	8,719
	Province of Quebec	4.875%	5/5/14	750	804
	Province of Quebec	4.600%	5/26/15	9,575	9,881
	Province of Quebec	5.125%	11/14/16	26,875	28,844
	Province of Quebec	4.625%	5/14/18	7,450	7,794
	Province of Quebec	7.125%	2/9/24	[1,2]30	1,585
	Province of Quebec	7.500%	9/15/29	7,280	10,236
	Province of Saskatchewan	7.375%	7/15/13	1,600	1,987
	Quebec Hydro Electric	6.300%	5/11/11	16,350	17,487
	Quebec Hydro Electric	8.000%	2/1/13	12,700	15,016
	Quebec Hydro Electric	7.500%	4/1/16	1,825	2,258
	Quebec Hydro Electric	8.400%	1/15/22	950	1,405
	Quebec Hydro Electric	8.050%	7/7/24	3,000	4,276
	Quebec Hydro Electric	8.500%	12/1/29	500	790
	Region of Lombardy, Italy	5.804%	10/25/32	2,750	3,376
	Republic of Chile	7.125%	1/11/12	4,075	4,581
	Republic of Chile	5.500%	1/15/13	3,240	3,534
	Republic of Hungary	4.750%	2/3/15	8,150	7,207
	Republic of Italy	6.000%	2/22/11	12,325	13,161
	Republic of Italy	3.500%	7/15/11	8,850	9,127
	Republic of Italy	5.625%	6/15/12	19,450	21,197
	Republic of Italy	4.500%	1/21/15	18,350	18,900
	Republic of Italy	4.750%	1/25/16	26,075	27,551
	Republic of Italy	5.250%	9/20/16	14,025	15,347
	Republic of Italy	6.875%	9/27/23	12,950	16,365
	Republic of Italy	5.375%	6/15/33	19,525	22,454
^	Republic of Korea	4.250%	6/1/13	21,775	20,362
	Republic of Korea	5.625%	11/3/25	1,750	1,508
	Republic of Peru	9.125%	2/21/12	1,000	1,070
	Republic of Peru	9.875%	2/6/15	7,150	8,187
	Republic of Peru	7.350%	7/21/25	5,950	5,861
2	Republic of Peru	6.550%	3/14/37	13,000	11,570
	Republic of Poland	6.250%	7/3/12	7,725	8,007
	Republic of Poland	5.250%	1/15/14	770	757
	Republic of Poland	5.000%	10/19/15	3,625	3,493
	Republic of South Africa	7.375%	4/25/12	9,450	9,332
	Republic of South Africa	5.875%	5/30/22	4,100	3,444
	State of Israel	4.625%	6/15/13	2,900	3,039
	State of Israel	5.500%	11/9/16	8,875	9,491
	Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,568
	Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,856
	Swedish Export Credit Corp.	4.500%	9/27/10	18,725	19,388
	Swedish Export Credit Corp.	5.125%	3/1/17	1,500	1,657
	United Mexican States	9.875%	2/1/10	3,055	3,276
	United Mexican States	8.375%	1/14/11	12,267	13,248
	United Mexican States	7.500%	1/14/12	5,597	6,017
	United Mexican States	6.375%	1/16/13	5,605	5,843
	United Mexican States	5.875%	1/15/14	8,075	8,257
	United Mexican States	6.625%	3/3/15	2,711	2,874

United Mexican States	11.375%	9/15/16	6,000	8,100
United Mexican States	5.625%	1/15/17	36,300	36,391
United Mexican States	5.950%	3/19/19	12,500	12,562
United Mexican States	8.300%	8/15/31	11,375	13,735
United Mexican States	6.750%	9/27/34	34,838	36,406
United Mexican States	6.050%	1/11/40	6,200	6,029

Total Sovereign Bonds (Cost $1,873,091)				1,922,404

	Vanguard® Total Bond Market Index Fund
	Schedule of Investments
	December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Taxable Municipal Bonds (0.2%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	10,000	9,869
	Connecticut GO	5.850%	3/15/32	9,900	9,476
	Illinois (Taxable Pension) GO	4.950%	6/1/23	15,300	14,194
	Illinois (Taxable Pension) GO	5.100%	6/1/33	47,850	41,916
	Kansas Dev. Finance Auth. Rev. (Public Employee
	Retirement System)	5.501%	5/1/34	5,500	5,040
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	11,775	11,909
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	186
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	3,485	3,347
	Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,341
	Oregon (Taxable Pension) GO	5.892%	6/1/27	3,250	3,135
	Oregon School Board Assn.	4.759%	6/30/28	2,475	2,082
	Oregon School Board Assn.	5.528%	6/30/28	1,475	1,372
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	5,050	3,163
	Wisconsin Public Service Rev.	4.800%	5/1/13	3,025	3,026
	Wisconsin Public Service Rev.	5.700%	5/1/26	3,425	3,116
	Total Taxable Municipal Bonds (Cost $123,784)				114,172

				Shares

	Temporary Cash Investments (1.5%)
7,8	Vanguard Market Liquidity Fund (Cost $1,008,837)	1.378%		1,008,836,880	1,008,837
	Total Investments (100.6%) (Cost $64,891,766)				65,836,680
	Other Assets and Liabilities—Net (–0.6%)[8]				(421,713)
	Net Assets (100%)				65,414,967

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,816,000.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $348,794,000, representing 0.5% of net assets.

4 Adjustable-rate security.

5 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

6 Non-income-producing security--security in default.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $2,910,000 of collateral received for securities on loan. GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (49.3%)
U.S. Treasury Bond	13.250%	5/15/14	35,000	36,586
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	17,575	21,456
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	16,450	17,545
U.S. Treasury Note	3.500%	8/15/09	6,230	6,352
U.S. Treasury Note	3.500%	11/15/09	7,690	7,897
U.S. Treasury Note	3.125%	11/30/09	132,880	136,202
U.S. Treasury Note	3.250%	12/31/09	81,215	83,525
U.S. Treasury Note	2.125%	1/31/10	102,895	104,776
U.S. Treasury Note	3.500%	2/15/10	34,645	35,868
U.S. Treasury Note	4.750%	2/15/10	124,075	129,988
U.S. Treasury Note	6.500%	2/15/10	155,840	166,213
U.S. Treasury Note	2.000%	2/28/10	79,300	80,725
U.S. Treasury Note	1.750%	3/31/10	170,875	173,679
U.S. Treasury Note	4.500%	5/15/10	66,250	69,945
U.S. Treasury Note	2.625%	5/31/10	154,725	159,392
U.S. Treasury Note	2.875%	6/30/10	178,225	184,575
U.S. Treasury Note	2.750%	7/31/10	141,800	146,896
U.S. Treasury Note	4.125%	8/15/10	60,150	63,712
U.S. Treasury Note	5.750%	8/15/10	3,350	3,637
U.S. Treasury Note	2.375%	8/31/10	241,435	248,753
U.S. Treasury Note	2.000%	9/30/10	140,090	143,636
U.S. Treasury Note	1.500%	10/31/10	157,030	159,360
U.S. Treasury Note	4.500%	11/15/10	300	322
U.S. Treasury Note	1.250%	11/30/10	129,050	130,441
U.S. Treasury Note	4.375%	12/15/10	7,505	8,062
U.S. Treasury Note	0.875%	12/31/10	66,395	66,540
U.S. Treasury Note	5.000%	2/15/11	1,625	1,777
U.S. Treasury Note	4.750%	3/31/11	16,500	17,972
U.S. Treasury Note	4.875%	4/30/11	215	236
U.S. Treasury Note	5.125%	6/30/11	815	902
U.S. Treasury Note	4.875%	7/31/11	9,965	11,000
U.S. Treasury Note	4.625%	8/31/11	25,850	28,415
U.S. Treasury Note	4.500%	9/30/11	40,955	44,935
U.S. Treasury Note	1.750%	11/15/11	42,375	43,322
U.S. Treasury Note	4.500%	11/30/11	84,230	92,745
U.S. Treasury Note	1.125%	12/15/11	66,000	66,279
U.S. Treasury Note	4.625%	12/31/11	12,620	13,971
U.S. Treasury Note	4.750%	1/31/12	75,790	84,304
U.S. Treasury Note	4.625%	2/29/12	27,410	30,438
U.S. Treasury Note	4.500%	3/31/12	103,940	114,903
U.S. Treasury Note	4.500%	4/30/12	100,165	110,980
U.S. Treasury Note	4.750%	5/31/12	176,580	197,741
U.S. Treasury Note	4.875%	6/30/12	114,750	129,004
U.S. Treasury Note	4.625%	7/31/12	164,050	183,915
U.S. Treasury Note	4.375%	8/15/12	25	28
U.S. Treasury Note	4.125%	8/31/12	63,335	70,054
U.S. Treasury Note	3.875%	10/31/12	107,025	118,464
U.S. Treasury Note	3.375%	11/30/12	700	763
U.S. Treasury Note	2.750%	2/28/13	25,475	27,222
U.S. Treasury Note	3.625%	5/15/13	1,355	1,489
U.S. Treasury Note	3.500%	5/31/13	101,210	110,856
U.S. Treasury Note	3.375%	6/30/13	108,925	118,746
U.S. Treasury Note	3.375%	7/31/13	6,075	6,635

U.S. Treasury Note	3.125%	8/31/13	105,330	113,543
U.S. Treasury Note	3.125%	9/30/13	139,450	150,432
U.S. Treasury Note	2.750%	10/31/13	91,650	97,436
U.S. Treasury Note	4.250%	11/15/13	8,170	9,323
U.S. Treasury Note	2.000%	11/30/13	172,590	177,093
U.S. Treasury Note	1.500%	12/31/13	202,625	202,118
				4,763,124

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (19.0%)
1	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,475
1	Federal Farm Credit Bank	3.750%	12/6/10	24,200	25,271
1	Federal Farm Credit Bank	4.875%	2/18/11	7,000	7,477
1	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,905
1	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,287
1	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,601
1	Federal Farm Credit Bank	4.500%	10/17/12	4,200	4,565
1	Federal Farm Credit Bank	3.875%	10/7/13	2,500	2,642
1	Federal Home Loan Bank	3.875%	1/15/10	46,375	47,714
1	Federal Home Loan Bank	2.750%	3/12/10	6,575	6,698
1	Federal Home Loan Bank	4.375%	3/17/10	22,025	22,901
1	Federal Home Loan Bank	4.875%	5/14/10	43,950	46,129
1	Federal Home Loan Bank	5.250%	6/11/10	5,450	5,757
1	Federal Home Loan Bank	2.750%	6/18/10	46,650	47,643
1	Federal Home Loan Bank	4.500%	6/22/10	10,000	10,466
1	Federal Home Loan Bank	3.500%	7/16/10	17,800	18,416
1	Federal Home Loan Bank	3.375%	8/13/10	11,750	12,137
1	Federal Home Loan Bank	4.125%	8/13/10	9,050	9,444
1	Federal Home Loan Bank	3.375%	10/20/10	33,500	34,760
1	Federal Home Loan Bank	4.750%	12/10/10	2,325	2,470
1	Federal Home Loan Bank	3.625%	12/17/10	19,700	20,550
1	Federal Home Loan Bank	3.250%	3/11/11	5,000	5,176
1	Federal Home Loan Bank	3.125%	6/10/11	900	932
1	Federal Home Loan Bank	3.375%	6/24/11	30,000	31,337
1	Federal Home Loan Bank	3.625%	7/1/11	10,300	10,775
1	Federal Home Loan Bank	5.375%	8/19/11	37,350	40,887
1	Federal Home Loan Bank	3.750%	9/9/11	2,800	2,944
1	Federal Home Loan Bank	3.625%	9/16/11	5,575	5,868
1	Federal Home Loan Bank	4.875%	11/18/11	31,950	34,768
1	Federal Home Loan Bank	5.750%	5/15/12	14,000	15,688
1	Federal Home Loan Bank	4.625%	10/10/12	40,000	43,796
1	Federal Home Loan Bank	4.500%	11/15/12	30,000	32,838
1	Federal Home Loan Bank	4.000%	9/6/13	20,000	21,332
1	Federal Home Loan Bank	4.500%	9/16/13	7,800	8,509
1	Federal Home Loan Bank	3.625%	10/18/13	19,675	20,685
1	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	30,000	30,608
1	Federal Home Loan Mortgage Corp.	4.875%	2/9/10	40,000	41,621
1	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	31,000	31,730
1	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	14,875	15,234
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	45,600	47,568
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	15,125	15,588
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	50,000	53,101
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	25,000	27,333
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,000	2,126
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	4,000	4,140
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	12,801
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	28,500	29,565
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,765
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	4,000	4,185
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	28,096
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,848
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,741
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	24,505
1	Federal Home Loan Mortgage Corp.	4.500%	11/15/11	9,000	9,682

1	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	14,166
1	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	10,000	11,087
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	20,000	22,509
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	39,782
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,667
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	36,200	39,575
1	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	10,000	10,804
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,477
1	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,997
1	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,996
1	Federal National Mortgage Assn.	3.250%	2/10/10	9,275	9,501

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	3.875%	2/15/10	31,975	33,016
1	Federal National Mortgage Assn.	4.750%	3/12/10	35,575	37,109
1	Federal National Mortgage Assn.	2.500%	4/9/10	50,000	50,864
1	Federal National Mortgage Assn.	3.000%	7/12/10	6,675	6,858
1	Federal National Mortgage Assn.	4.375%	9/13/10	25,000	26,267
1	Federal National Mortgage Assn.	2.875%	10/12/10	8,500	8,747
1	Federal National Mortgage Assn.	6.625%	11/15/10	16,850	18,503
1	Federal National Mortgage Assn.	4.750%	12/15/10	10,750	11,436
1	Federal National Mortgage Assn.	4.500%	2/15/11	14,300	15,206
1	Federal National Mortgage Assn.	5.500%	3/15/11	5,000	5,429
1	Federal National Mortgage Assn.	5.125%	4/15/11	25,250	27,284
1	Federal National Mortgage Assn.	6.000%	5/15/11	74,100	81,697
1	Federal National Mortgage Assn.	3.375%	5/19/11	20,000	20,867
1	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	27,214
1	Federal National Mortgage Assn.	4.875%	5/18/12	27,200	29,826
1	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,411
1	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,556
1	Federal National Mortgage Assn.	3.625%	2/12/13	40,350	42,675
1	Federal National Mortgage Assn.	4.750%	2/21/13	7,000	7,623
1	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	10,750
1	Federal National Mortgage Assn.	3.875%	7/12/13	24,325	25,961
1	Federal National Mortgage Assn.	4.625%	10/15/13	15,000	16,513
1	Federal National Mortgage Assn.	2.875%	12/11/13	5,800	5,938
1	Federal National Mortgage Assn.	4.125%	4/15/14	10,000	10,804
					1,841,195
Total U.S. Government and Agency Obligations (Cost $6,348,479)					6,604,319
Corporate Bonds (24.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2	BA Covered Bond Issuer	5.500%	6/14/12	6,800	6,983
3	Countrywide Home Loans	4.783%	5/25/33	326	305
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,301	1,300
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	2,108	2,104
3	Salomon Brothers Mortgage Securities VII	5.561%	9/25/33	2,329	2,133
3	USAA Auto Owner Trust	5.360%	2/15/11	2,372	2,369
					15,194
Finance (12.0%)
	Banking (7.9%)
	American Express Bank, FSB	5.550%	10/17/12	12,650	11,991
	American Express Bank, FSB	5.500%	4/16/13	2,000	1,905
	American Express Centurion Bank	5.200%	11/26/10	2,150	2,085
	American Express Centurion Bank	5.550%	10/17/12	550	524
	American Express Credit Corp.	5.875%	5/2/13	7,300	7,122
	American Express Credit Corp.	7.300%	8/20/13	3,475	3,578
2	American Express Travel	5.250%	11/21/11	2,325	2,209
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,252
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,669
3	Bank of America Capital Trust XIV	5.630%	12/31/49	2,150	817
	Bank of America Corp.	4.500%	8/1/10	7,600	7,655
	Bank of America Corp.	4.250%	10/1/10	10,500	10,475
	Bank of America Corp.	4.375%	12/1/10	3,075	3,077
4	Bank of America Corp.	1.700%	12/23/10	7,500	7,526
	Bank of America Corp.	5.375%	8/15/11	6,950	7,118
	Bank of America Corp.	6.250%	4/15/12	3,225	3,381
4	Bank of America Corp.	3.125%	6/15/12	18,750	19,641

Bank of America Corp.	5.375%	9/11/12	2,175	2,201
Bank of America Corp.	4.875%	9/15/12	3,000	2,956
Bank of America Corp.	4.875%	1/15/13	2,025	2,033
Bank of America Corp.	4.900%	5/1/13	7,975	8,032
Bank of New York Mellon	4.950%	1/14/11	2,825	2,853
Bank of New York Mellon	6.375%	4/1/12	1,000	1,053
Bank of New York Mellon	4.950%	11/1/12	8,575	8,771
Bank of New York Mellon	4.500%	4/1/13	2,200	2,215

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of New York Mellon	5.125%	8/27/13	400	413
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	7,500	7,690
	Bank One Corp.	5.900%	11/15/11	1,500	1,536
	Barclays Bank PLC	5.450%	9/12/12	5,375	5,538
	BB&T Corp.	6.500%	8/1/11	4,050	4,125
	BB&T Corp.	4.750%	10/1/12	1,500	1,451
	Bear Stearns Co., Inc.	4.550%	6/23/10	4,800	4,766
	Bear Stearns Co., Inc.	4.500%	10/28/10	9,000	8,953
	Bear Stearns Co., Inc.	5.350%	2/1/12	8,750	8,666
	Bear Stearns Co., Inc.	6.950%	8/10/12	1,500	1,569
	Capital One Bank	5.750%	9/15/10	1,975	1,919
	Capital One Financial Corp.	5.700%	9/15/11	4,750	4,421
	Capital One Financial Corp.	4.800%	2/21/12	50	45
	Charter One Bank N.A.	5.500%	4/26/11	3,550	3,370
	Citigroup, Inc.	4.125%	2/22/10	8,050	7,872
	Citigroup, Inc.	4.625%	8/3/10	7,275	7,134
	Citigroup, Inc.	6.500%	1/18/11	8,475	8,542
	Citigroup, Inc.	5.125%	2/14/11	4,600	4,514
	Citigroup, Inc.	5.100%	9/29/11	5,200	5,077
4	Citigroup, Inc.	2.875%	12/9/11	10,900	11,287
	Citigroup, Inc.	6.000%	2/21/12	5,700	5,624
	Citigroup, Inc.	5.250%	2/27/12	8,800	8,554
	Citigroup, Inc.	5.625%	8/27/12	3,500	3,289
	Citigroup, Inc.	5.300%	10/17/12	7,050	6,880
	Citigroup, Inc.	5.500%	4/11/13	11,625	11,368
	Citigroup, Inc.	6.500%	8/19/13	8,225	8,308
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,768
	Countrywide Home Loan	4.125%	9/15/09	4,625	4,573
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,522
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	2,025	2,016
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	925
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,164
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	8,400	8,608
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	21,050	21,446
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	1,700	1,694
	Credit Suisse New York	5.000%	5/15/13	3,100	2,984
	Deutsche Bank AG London	5.375%	10/12/12	16,150	16,411
	Deutsche Bank AG London	4.875%	5/20/13	9,375	9,499
	Fifth Third Bancorp.	4.200%	2/23/10	1,000	984
	Fifth Third Bancorp.	6.250%	5/1/13	2,825	2,677
	Golden West Financial Corp.	4.750%	10/1/12	3,575	3,394
3	Goldman Sachs Capital II	5.793%	12/29/49	6,250	2,466
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,915	5,839
	Goldman Sachs Group, Inc.	6.875%	1/15/11	4,950	5,024
	Goldman Sachs Group, Inc.	6.600%	1/15/12	22,450	22,201
	Goldman Sachs Group, Inc.	5.300%	2/14/12	5,500	5,201
4	Goldman Sachs Group, Inc.	3.250%	6/15/12	15,650	16,378
	Goldman Sachs Group, Inc.	5.450%	11/1/12	3,050	2,911
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,575	1,481
	Goldman Sachs Group, Inc.	4.750%	7/15/13	9,525	8,743
	Goldman Sachs Group, Inc.	5.250%	10/15/13	4,825	4,451
	HSBC Holdings PLC	5.250%	12/12/12	6,500	6,523
2	ICICI Bank Ltd.	6.625%	10/3/12	4,775	3,772
	JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,121
	JPMorgan Chase & Co.	5.600%	6/1/11	12,300	12,638

	JPMorgan Chase & Co.	4.850%	6/16/11	2,925	2,952
4	JPMorgan Chase & Co.	3.125%	12/1/11	13,500	14,102
	JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,814
	JPMorgan Chase & Co.	5.375%	10/1/12	13,325	13,609
	JPMorgan Chase & Co.	5.750%	1/2/13	1,900	1,914
	JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,351
	JPMorgan Chase & Co.	5.250%	5/1/15	2,000	1,908
	KeyBank NA	7.000%	2/1/11	975	963
	KeyBank NA	5.500%	9/17/12	1,025	964
	KeyCorp	6.500%	5/14/13	2,975	2,759
	Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,344

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,628
	MBNA America Bank NA	6.625%	6/15/12	1,000	1,008
	MBNA Corp.	7.500%	3/15/12	2,400	2,468
	MBNA Corp.	6.125%	3/1/13	675	661
3	Mellon Capital IV	6.244%	6/29/49	1,750	1,033
	Mellon Financial Co.	6.375%	2/15/10	1,000	1,026
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,850	1,816
	Morgan Stanley Dean Witter	4.250%	5/15/10	7,550	7,244
4	Morgan Stanley Dean Witter	2.900%	12/1/10	6,500	6,671
	Morgan Stanley Dean Witter	5.050%	1/21/11	1,350	1,312
	Morgan Stanley Dean Witter	6.750%	4/15/11	8,150	7,955
4	Morgan Stanley Dean Witter	3.250%	12/1/11	7,250	7,590
	Morgan Stanley Dean Witter	5.625%	1/9/12	5,675	5,291
	Morgan Stanley Dean Witter	6.600%	4/1/12	6,415	6,108
	Morgan Stanley Dean Witter	5.750%	8/31/12	5,800	5,396
	Morgan Stanley Dean Witter	5.250%	11/2/12	11,925	10,846
	Morgan Stanley Dean Witter	5.300%	3/1/13	7,800	7,074
	National Australia Bank	8.600%	5/19/10	2,000	2,047
	National City Bank	4.500%	3/15/10	600	585
	National City Bank	6.250%	3/15/11	1,500	1,420
	National City Bank	4.625%	5/1/13	2,275	1,885
3	National City Preferred Capital Trust I	12.000%	12/31/49	2,225	2,092
2	Nationwide Building Society	5.500%	7/18/12	2,700	2,559
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	479
	Northern Trust Co.	5.500%	8/15/13	1,875	1,936
	Paribas NY	6.950%	7/22/13	775	814
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,886
	PNC Funding Corp.	5.125%	12/14/10	2,950	2,990
	Regions Financial Corp.	4.375%	12/1/10	500	467
	Regions Financial Corp.	6.375%	5/15/12	7,225	6,719
	Royal Bank of Canada	4.125%	1/26/10	5,400	5,382
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,511
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	3,025	2,700
	Santander Central Hispano Issuances Ltd.	7.625%	11/3/09	5,000	4,948
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	1,650	1,648
	Sanwa Bank Ltd.	7.400%	6/15/11	3,825	3,959
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,353
	Sovereign Bank	5.125%	3/15/13	1,600	1,340
3	State Street Capital Trust	8.250%	12/29/49	2,500	1,919
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,300	3,441
	SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,534
	SunTrust Banks, Inc.	5.250%	11/5/12	2,750	2,635
3	SunTrust Preferred Capital I	5.853%	12/31/49	2,125	855
	Synovus Financial Corp.	4.875%	2/15/13	1,000	850
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	5,546
2,3	Unicredit Luxembourg Finance	5.584%	1/13/12	500	455
	US Bank NA	6.375%	8/1/11	8,700	9,076
3	USB Capital IX	6.189%	4/15/49	2,050	923
3	Wachovia Capital Trust III	5.800%	3/15/11	5,950	3,540
	Wachovia Corp.	4.375%	6/1/10	6,825	6,792
	Wachovia Corp.	7.800%	8/18/10	2,000	2,034
	Wachovia Corp.	5.300%	10/15/11	8,975	8,805
	Wachovia Corp.	5.500%	5/1/13	6,805	6,832
	Wells Fargo & Co.	4.200%	1/15/10	19,050	19,341
	Wells Fargo & Co.	4.875%	1/12/11	4,325	4,436

	Wells Fargo & Co.	6.375%	8/1/11	1,500	1,564
	Wells Fargo & Co.	5.300%	8/26/11	5,125	5,219
	Wells Fargo & Co.	5.250%	10/23/12	10,975	11,254
	Wells Fargo & Co.	4.375%	1/31/13	11,000	10,842
	Wells Fargo & Co.	4.950%	10/16/13	7,350	7,202
3	Wells Fargo Capital XIII	7.700%	12/29/49	8,325	6,847
3	Wells Fargo Capital XV	9.750%	12/29/49	4,125	4,208

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brokerage (0.4%)
Ameriprise Financial Inc.	5.350%	11/15/10	2,675	2,399
Amvescap PLC	5.375%	2/27/13	975	888
Janus Capital Group	5.875%	9/15/11	850	619
Merrill Lynch & Co., Inc.	4.125%	9/10/09	2,700	2,672
Merrill Lynch & Co., Inc.	4.250%	2/8/10	7,750	7,596
Merrill Lynch & Co., Inc.	4.500%	11/4/10	3,500	3,406
Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,175	1,191
Merrill Lynch & Co., Inc.	6.050%	8/15/12	8,175	8,187
Merrill Lynch & Co., Inc.	5.450%	2/5/13	4,225	4,069
Merrill Lynch & Co., Inc.	6.150%	4/25/13	5,350	5,272

Finance Companies (2.3%)
Allied Capital Corp.	6.000%	4/1/12	1,150	791
American General Finance Corp.	3.875%	10/1/09	1,900	1,387
American General Finance Corp.	4.625%	9/1/10	1,000	520
American General Finance Corp.	5.625%	8/17/11	2,100	1,008
American General Finance Corp.	4.875%	7/15/12	1,125	484
American General Finance Corp.	5.375%	10/1/12	625	294
American General Finance Corp.	5.850%	6/1/13	5,325	2,210
Block Financial LLC	7.875%	1/15/13	800	751
Capmark Financial Group	5.875%	5/10/12	1,800	621
CIT Group Funding Co. of Canada	4.650%	7/1/10	3,150	2,764
CIT Group Funding Co. of Canada	5.600%	11/2/11	375	293
CIT Group, Inc.	4.250%	2/1/10	4,325	4,017
CIT Group, Inc.	5.200%	11/3/10	4,025	3,502
CIT Group, Inc.	4.750%	12/15/10	6,275	5,522
CIT Group, Inc.	5.600%	4/27/11	2,825	2,366
CIT Group, Inc.	5.800%	7/28/11	750	622
CIT Group, Inc.	5.400%	2/13/12	1,000	790
CIT Group, Inc.	7.625%	11/30/12	3,025	2,571
General Electric Capital Corp.	4.250%	9/13/10	4,575	4,572
General Electric Capital Corp.	4.875%	10/21/10	6,900	7,035
General Electric Capital Corp.	5.000%	12/1/10	2,275	2,321
General Electric Capital Corp.	6.125%	2/22/11	25,875	26,888
General Electric Capital Corp.	5.500%	4/28/11	1,150	1,182
General Electric Capital Corp.	5.875%	2/15/12	16,885	17,355
General Electric Capital Corp.	4.375%	3/3/12	2,325	2,290
General Electric Capital Corp.	6.000%	6/15/12	13,250	13,656
General Electric Capital Corp.	5.250%	10/19/12	18,750	18,910
General Electric Capital Corp.	5.450%	1/15/13	6,975	7,051
General Electric Capital Corp.	4.800%	5/1/13	11,000	10,916
HSBC Finance Corp.	4.125%	11/16/09	7,575	7,508
HSBC Finance Corp.	4.625%	9/15/10	6,150	6,080
HSBC Finance Corp.	5.250%	1/14/11	5,425	5,386
HSBC Finance Corp.	5.700%	6/1/11	12,425	12,234
HSBC Finance Corp.	6.375%	10/15/11	1,525	1,532
HSBC Finance Corp.	7.000%	5/15/12	4,400	4,432
HSBC Finance Corp.	5.900%	6/19/12	1,375	1,390
HSBC Finance Corp.	6.375%	11/27/12	3,650	3,610
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,333
International Lease Finance Corp.	4.875%	9/1/10	1,200	960
International Lease Finance Corp.	5.125%	11/1/10	2,100	1,596
International Lease Finance Corp.	4.950%	2/1/11	2,300	1,690
International Lease Finance Corp.	5.450%	3/24/11	975	712

International Lease Finance Corp.	5.750%	6/15/11	7,450	5,438
International Lease Finance Corp.	5.300%	5/1/12	5,375	3,762
International Lease Finance Corp.	5.000%	9/15/12	4,665	3,219
International Lease Finance Corp.	6.375%	3/25/13	4,075	2,852
International Lease Finance Corp.	5.625%	9/20/13	3,900	2,584
PHH Corp.	7.125%	3/1/13	900	423
SLM Corp.	4.500%	7/26/10	3,550	3,172
SLM Corp.	5.400%	10/25/11	3,700	2,984

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SLM Corp.	5.125%	8/27/12	2,500	1,829
SLM Corp.	5.375%	1/15/13	2,400	1,728
SLM Corp.	5.000%	10/1/13	4,350	3,153

Insurance (1.1%)
Aetna, Inc.	7.875%	3/1/11	1,675	1,686
Aetna, Inc.	5.750%	6/15/11	1,575	1,557
Allstate Corp.	6.125%	2/15/12	1,450	1,407
Allstate Life Global Funding	5.375%	4/30/13	7,775	7,842
American International Group, Inc.	4.700%	10/1/10	2,100	1,866
American International Group, Inc.	5.375%	10/18/11	800	650
American International Group, Inc.	4.950%	3/20/12	1,475	1,149
American International Group, Inc.	4.250%	5/15/13	3,600	2,588
AXA Financial, Inc.	7.750%	8/1/10	2,276	2,280
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	5,150	5,221
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	5,150	5,273
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	4,300	4,448
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,250	4,377
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	2,275	2,370
Chubb Corp.	5.200%	4/1/13	3,000	2,978
CNA Financial Corp.	6.000%	8/15/11	2,450	1,777
Fund American Cos., Inc.	5.875%	5/15/13	1,825	1,338
Genworth Financial, Inc.	5.125%	3/15/11	1,600	1,120
Genworth Financial, Inc.	5.650%	6/15/12	2,500	1,041
Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,200	3,685
ING Capital Funding Trust III	8.439%	12/31/10	4,000	2,018
ING USA Global	4.500%	10/1/10	3,600	3,502
Liberty Mutual Group	4.875%	2/1/10	2,500	2,393
Lincoln National Corp.	6.200%	12/15/11	1,550	1,412
Lincoln National Corp.	5.650%	8/27/12	225	184
Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	49
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	2,175	2,038
MetLife, Inc.	5.375%	12/15/12	2,850	2,720
MetLife, Inc.	5.000%	11/24/13	2,050	1,875
Principal Life Income Funding	5.125%	3/1/11	1,300	1,260
Principal Life Income Funding	5.300%	12/14/12	1,900	1,819
Principal Life Income Funding	5.300%	4/24/13	2,350	2,241
Progressive Corp.	6.375%	1/15/12	850	848
Protective Life Secured Trust	4.850%	8/16/10	2,075	1,824
Protective Life Secured Trust	5.450%	9/28/12	1,290	1,127
Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,041
Prudential Financial, Inc.	5.800%	6/15/12	1,700	1,476
Prudential Financial, Inc.	5.150%	1/15/13	2,150	1,783
Prudential Financial, Inc.	4.500%	7/15/13	450	355
Travelers Cos. Inc.	5.375%	6/15/12	700	702
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,369
UnitedHealth Group, Inc.	5.250%	3/15/11	4,525	4,338
UnitedHealth Group, Inc.	5.500%	11/15/12	575	527
UnitedHealth Group, Inc.	4.875%	2/15/13	1,625	1,522
UnitedHealth Group, Inc.	4.875%	4/1/13	1,625	1,515
WellPoint Inc.	5.000%	1/15/11	1,950	1,900
WellPoint Inc.	6.375%	1/15/12	1,650	1,627
WellPoint Inc.	6.800%	8/1/12	1,150	1,134
Willis North America Inc.	5.125%	7/15/10	900	746
XL Capital Ltd.	6.500%	1/15/12	2,575	1,606

Other Finance (0.0%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	2,400	2,391
Orix Corp.	5.480%	11/22/11	2,650	1,995

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	475	296
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,617
Boston Properties, Inc.	6.250%	1/15/13	2,100	1,588
Brandywine Operating Partnership	5.750%	4/1/12	2,750	2,092

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	845
Duke Realty LP	5.625%	8/15/11	575	450
ERP Operating LP	6.625%	3/15/12	1,350	1,108
ERP Operating LP	5.500%	10/1/12	2,000	1,538
ERP Operating LP	5.200%	4/1/13	1,000	742
Health Care Property Investors, Inc.	5.950%	9/15/11	625	474
Health Care Property Investors, Inc.	6.450%	6/25/12	750	546
Health Care REIT, Inc.	6.000%	11/15/13	2,775	1,883
Nationwide Health Properties, Inc.	6.250%	2/1/13	1,850	1,467
ProLogis	5.500%	4/1/12	965	496
ProLogis	5.500%	3/1/13	2,000	900
Regency Centers LP	6.750%	1/15/12	1,650	1,342
Simon Property Group Inc.	4.600%	6/15/10	175	154
Simon Property Group Inc.	4.875%	8/15/10	3,850	3,404
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,047
Simon Property Group Inc.	5.000%	3/1/12	5,900	4,310
Simon Property Group Inc.	5.300%	5/30/13	2,925	2,105
Vornado Realty	5.600%	2/15/11	1,850	1,681
				1,158,811
Industrial (10.9%)
Basic Industry (0.7%)
Alcan, Inc.	6.450%	3/15/11	3,150	2,778
Alcan, Inc.	4.500%	5/15/13	775	552
Alcoa, Inc.	6.000%	1/15/12	4,275	4,006
Alcoa, Inc.	5.375%	1/15/13	650	582
Alcoa, Inc.	6.000%	7/15/13	3,725	3,382
ArcelorMittal	5.375%	6/1/13	5,050	3,953
Barrick Gold Finance Inc.	6.125%	9/15/13	3,100	2,930
BHP Billiton Finance Ltd.	5.000%	12/15/10	1,000	990
BHP Billiton Finance Ltd.	5.125%	3/29/12	475	470
BHP Finance USA Ltd.	4.800%	4/15/13	3,000	2,855
Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,614
Dow Chemical Co.	6.125%	2/1/11	2,725	2,709
Dow Chemical Co.	6.000%	10/1/12	3,000	2,842
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	1,175	1,197
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	6,100	6,168
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,000	979
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,151
Falconbridge Ltd.	7.350%	6/5/12	1,000	789
International Paper Co.	4.000%	4/1/10	2,000	1,937
Lubrizol Corp.	5.500%	10/1/14	1,850	1,674
Monsanto Co.	7.375%	8/15/12	1,200	1,354
Noranda, Inc.	7.250%	7/15/12	1,500	1,184
Nucor Corp.	5.000%	12/1/12	925	908
Nucor Corp.	5.000%	6/1/13	1,200	1,191
Potash Corp. of Saskatchewan	7.750%	5/31/11	3,325	3,447
PPG Industries, Inc.	5.750%	3/15/13	1,875	1,850
Praxair, Inc.	6.375%	4/1/12	1,250	1,318
Praxair, Inc.	3.950%	6/1/13	825	806
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	5,450	4,369
US Steel Corp.	5.650%	6/1/13	800	570
Weyerhaeuser Co.	6.750%	3/15/12	4,600	4,062
WMC Finance USA	5.125%	5/15/13	1,600	1,524

Capital Goods (1.4%)

3M Co.	5.125%	11/6/09	575	587
3M Co.	4.375%	8/15/13	2,000	2,114
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,486
Black & Decker Corp.	7.125%	6/1/11	1,000	990
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,050
Boeing Capital Corp.	6.500%	2/15/12	4,700	4,977
Boeing Capital Corp.	5.800%	1/15/13	2,750	2,865
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,872
Caterpillar Financial Services Corp.	4.300%	6/1/10	8,975	8,822

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	675
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,150	2,226
Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,405
CRH America Inc.	5.625%	9/30/11	2,500	2,076
CRH America Inc.	6.950%	3/15/12	2,000	1,671
CRH America Inc.	5.300%	10/15/13	2,075	1,475
Eaton Corp.	4.900%	5/15/13	1,050	1,009
Emerson Electric Co.	7.125%	8/15/10	500	525
Emerson Electric Co.	4.625%	10/15/12	3,200	3,225
General Dynamics Corp.	4.500%	8/15/10	875	892
General Dynamics Corp.	4.250%	5/15/13	3,800	3,764
General Dynamics Corp.	5.250%	2/1/14	925	952
General Electric Co.	5.000%	2/1/13	16,000	16,239
Honeywell International, Inc.	7.500%	3/1/10	1,000	1,044
Honeywell International, Inc.	6.125%	11/1/11	2,000	2,110
Honeywell International, Inc.	5.625%	8/1/12	775	807
Honeywell International, Inc.	4.250%	3/1/13	2,050	2,040
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	1,800	1,761
John Deere Capital Corp	4.950%	12/17/12	2,300	2,308
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,332
John Deere Capital Corp.	7.000%	3/15/12	14,750	15,835
Lafarge SA	6.150%	7/15/11	3,175	2,722
Lockheed Martin Corp.	4.121%	3/14/13	2,000	1,965
Masco Corp.	5.875%	7/15/12	2,500	2,039
Mohawk Industries Inc.	5.750%	1/15/11	3,000	2,770
Northrop Grumman Corp.	7.125%	2/15/11	4,250	4,471
Raytheon Co.	4.850%	1/15/11	2,000	2,014
Republic Services, Inc.	6.750%	8/15/11	1,000	983
Roper Industries Inc.	6.625%	8/15/13	1,650	1,682
Textron Financial Corp.	6.000%	11/20/09	800	745
Textron Financial Corp.	4.600%	5/3/10	2,300	2,074
Textron Financial Corp.	5.125%	11/1/10	2,275	2,011
Textron Financial Corp.	5.400%	4/28/13	1,350	976
Textron, Inc.	6.500%	6/1/12	2,700	2,328
Tyco International Group SA	6.125%	1/15/09	2,500	2,500
Tyco International Group SA	6.750%	2/15/11	1,950	1,869
Tyco International Group SA	6.375%	10/15/11	2,000	1,876
United Technologies Corp.	4.375%	5/1/10	2,625	2,647
United Technologies Corp.	7.125%	11/15/10	2,000	2,129
United Technologies Corp.	6.350%	3/1/11	1,225	1,279
United Technologies Corp.	6.100%	5/15/12	1,000	1,056
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,148

Communication (2.7%)
AT&T Inc.	5.300%	11/15/10	2,400	2,436
AT&T Inc.	6.250%	3/15/11	13,675	14,010
AT&T Inc.	7.300%	11/15/11	8,925	9,515
AT&T Inc.	5.875%	2/1/12	4,725	4,849
AT&T Inc.	5.875%	8/15/12	1,825	1,881
AT&T Inc.	4.950%	1/15/13	3,075	3,098
AT&T Inc.	6.700%	11/15/13	2,225	2,377
AT&T Wireless	7.875%	3/1/11	12,250	12,901
AT&T Wireless	8.125%	5/1/12	3,900	4,183
British Telecommunications PLC	8.625%	12/15/10	7,325	7,575
British Telecommunications PLC	5.150%	1/15/13	2,000	1,836

CBS Corp.	7.700%	7/30/10	2,475	2,422
CBS Corp.	6.625%	5/15/11	2,000	1,766
CBS Corp.	5.625%	8/15/12	2,225	1,836
CenturyTel, Inc.	7.875%	8/15/12	1,000	877
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,022
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,800	6,022
Comcast Cable Communications, Inc.	6.750%	1/30/11	17,350	17,538
Comcast Corp.	5.850%	1/15/10	75	76
Comcast Corp.	5.500%	3/15/11	2,575	2,550
Cox Communications, Inc.	4.625%	1/15/10	4,850	4,690

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cox Communications, Inc.	6.750%	3/15/11	2,175	2,082
	Cox Communications, Inc.	7.125%	10/1/12	2,950	2,787
	Deutsche Telekom International Finance	8.500%	6/15/10	9,375	9,755
	Deutsche Telekom International Finance	5.250%	7/22/13	3,215	3,078
	Deutsche Telekom International Finance	5.875%	8/20/13	1,025	1,030
	Embarq Corp.	6.738%	6/1/13	3,000	2,450
	France Telecom	7.750%	3/1/11	13,925	14,653
	Gannett Co., Inc.	6.375%	4/1/12	1,175	767
	Koninklijke KPN NV	8.000%	10/1/10	2,000	2,012
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,215
	News America Holdings, Inc.	9.250%	2/1/13	2,825	3,053
	Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,114
	Qwest Communications International Inc.	8.875%	3/15/12	3,875	3,565
	R.R. Donnelley & Sons Co.	4.950%	5/15/10	900	834
	R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	534
	Rogers Communications Inc.	7.250%	12/15/12	3,500	3,417
	Telecom Italia Capital	4.000%	1/15/10	3,605	3,393
	Telecom Italia Capital	4.875%	10/1/10	1,000	916
	Telecom Italia Capital	6.200%	7/18/11	700	619
	Telecom Italia Capital	5.250%	11/15/13	2,875	2,316
	Telefonica Emisiones SAU	5.984%	6/20/11	6,200	6,169
	Telefonica Emisiones SAU	5.855%	2/4/13	3,000	2,834
	Telefonica Europe BV	7.750%	9/15/10	5,000	5,083
	Telefonos de Mexico SA	4.750%	1/27/10	4,650	4,667
	Telus Corp.	8.000%	6/1/11	5,000	4,955
	Thomson Corp.	6.200%	1/5/12	1,500	1,447
	Thomson Reuters Corp.	5.950%	7/15/13	3,925	3,654
	Time Warner Cable Inc.	5.400%	7/2/12	7,300	6,904
	Time Warner Cable Inc.	6.200%	7/1/13	4,250	4,082
	Time Warner Entertainment	8.875%	10/1/12	1,000	995
	Verizon Communications Corp.	5.350%	2/15/11	3,800	3,872
	Verizon Communications Corp.	4.350%	2/15/13	2,950	2,814
	Verizon Communications Corp.	5.250%	4/15/13	2,875	2,832
	Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,486
	Verizon Global Funding Corp.	7.250%	12/1/10	6,800	7,242
	Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,619
	Verizon Global Funding Corp.	7.375%	9/1/12	4,300	4,586
	Verizon Global Funding Corp.	4.375%	6/1/13	250	240
	Verizon New England, Inc.	6.500%	9/15/11	2,500	2,528
	Verizon New Jersey, Inc.	5.875%	1/17/12	3,700	3,643
	Verizon New York, Inc.	6.875%	4/1/12	2,000	1,999
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	1,929
	Verizon Virginia, Inc.	4.625%	3/15/13	3,600	3,258
2	Verizon Wireless Inc.	7.375%	11/15/13	3,675	3,870
	Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,370
	Vodafone Group PLC	5.350%	2/27/12	9,025	8,936

	Consumer Cyclical (1.6%)
2	Best Buy Co.	6.750%	7/15/13	1,750	1,613
	Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,198
	CVS Caremark Corp.	5.750%	8/15/11	1,800	1,783
3	CVS Caremark Corp.	6.302%	6/1/12	2,500	1,078
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	1,991
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,104
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	5,461

DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	10,925	9,286
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,475	2,971
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	4,850	3,880
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,141
Federated Retail Holding	5.350%	3/15/12	6,100	4,566
Home Depot Inc.	4.625%	8/15/10	3,425	3,297
Home Depot Inc.	5.200%	3/1/11	1,325	1,295
Home Depot Inc.	5.250%	12/16/13	3,125	2,882
J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	2,813
Johnson Controls, Inc.	5.250%	1/15/11	1,975	1,784

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson Controls, Inc.	4.875%	9/15/13	1,000	823
Lowe’s Cos., Inc.	8.250%	6/1/10	2,000	2,110
Lowe’s Cos., Inc.	5.600%	9/15/12	3,200	3,224
Marriott International	4.625%	6/15/12	1,175	890
Marriott International	5.625%	2/15/13	1,425	1,079
McDonald’s Corp.	5.750%	3/1/12	1,800	1,916
McDonald’s Corp.	4.300%	3/1/13	2,000	2,058
Starwood Hotel Resorts	7.875%	5/1/12	3,350	2,580
Starwood Hotel Resorts	6.250%	2/15/13	1,900	1,312
Target Corp.	7.500%	8/15/10	3,000	3,127
Target Corp.	6.350%	1/15/11	4,900	5,056
Target Corp.	5.125%	1/15/13	1,075	1,069
Target Corp.	4.000%	6/15/13	825	784
The Walt Disney Co.	5.700%	7/15/11	3,100	3,269
The Walt Disney Co.	6.375%	3/1/12	1,500	1,595
The Walt Disney Co.	4.700%	12/1/12	7,200	7,389
The Walt Disney Co.	4.500%	12/15/13	325	327
Time Warner, Inc.	6.750%	4/15/11	1,750	1,720
Time Warner, Inc.	5.500%	11/15/11	7,925	7,388
Time Warner, Inc.	6.875%	5/1/12	5,675	5,511
Toll Brothers, Inc.	6.875%	11/15/12	750	640
Toll Brothers, Inc.	5.950%	9/15/13	575	448
Toyota Motor Credit Corp.	4.250%	3/15/10	3,575	3,595
Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,333
Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,107
Viacom Inc.	5.750%	4/30/11	2,925	2,638
Wal-Mart Stores, Inc.	4.125%	7/1/10	5,300	5,382
Wal-Mart Stores, Inc.	4.750%	8/15/10	2,850	2,964
Wal-Mart Stores, Inc.	4.125%	2/15/11	6,475	6,700
Wal-Mart Stores, Inc.	4.250%	4/15/13	2,400	2,486
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,250	3,386
Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,627
Walgreen Co.	4.875%	8/1/13	4,200	4,358
Western Union Co.	5.400%	11/17/11	1,925	1,840
Yum! Brands, Inc.	8.875%	4/15/11	6,600	6,643
Yum! Brands, Inc.	7.700%	7/1/12	1,600	1,580

Consumer Noncyclical (2.3%)
Abbott Laboratories	3.750%	3/15/11	2,275	2,322
Abbott Laboratories	5.600%	5/15/11	6,825	7,235
Abbott Laboratories	5.150%	11/30/12	3,325	3,568
Altria Group, Inc.	8.500%	11/10/13	4,100	4,290
AmerisourceBergen Corp.	5.625%	9/15/12	1,225	1,137
Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,426
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	808
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	1,500	1,384
AstraZeneca PLC	5.400%	9/15/12	9,375	9,937
Baxter Finco, BV	4.750%	10/15/10	500	501
Biogen Idec Inc.	6.000%	3/1/13	2,700	2,735
Bottling Group LLC	4.625%	11/15/12	4,500	4,552
Bottling Group LLC	5.000%	11/15/13	1,500	1,491
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,788
Campbell Soup Co.	6.750%	2/15/11	1,000	1,055
Cardinal Health, Inc.	6.750%	2/15/11	425	426
Cardinal Health, Inc.	5.650%	6/15/12	375	361

Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,424
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,250	2,363
Clorox Co.	4.200%	1/15/10	2,650	2,622
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,287
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,775
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,348
ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,019
ConAgra Foods, Inc.	6.750%	9/15/11	387	389
Covidien International	5.450%	10/15/12	2,425	2,369
Diageo Capital PLC	4.375%	5/3/10	500	502

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Diageo Capital PLC	5.200%	1/30/13	5,036	5,036
	Diageo Finance BV	3.875%	4/1/11	3,500	3,436
2	Dr. Pepper Snapple Group	6.120%	5/1/13	325	318
	Eli Lilly & Co.	6.000%	3/15/12	5,675	6,119
	Fortune Brands Inc.	5.125%	1/15/11	3,150	3,042
	Genentech Inc.	4.400%	7/15/10	850	856
	General Mills, Inc.	6.000%	2/15/12	4,675	4,802
	General Mills, Inc.	5.650%	9/10/12	3,050	3,114
	General Mills, Inc.	5.250%	8/15/13	1,625	1,635
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,250	9,506
	H.J. Heinz Co.	6.625%	7/15/11	2,500	2,575
	H.J. Heinz Co.	6.000%	3/15/12	1,500	1,525
	H.J. Heinz Co.	5.350%	7/15/13	1,300	1,295
	Johnson & Johnson	5.150%	8/15/12	2,975	3,253
	Johnson & Johnson	3.800%	5/15/13	1,525	1,597
	Kellogg Co.	6.600%	4/1/11	5,850	6,142
	Kellogg Co.	4.250%	3/6/13	4,175	4,167
	Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,157
	Kraft Foods, Inc.	4.125%	11/12/09	2,300	2,337
	Kraft Foods, Inc.	5.625%	11/1/11	5,150	5,243
	Kraft Foods, Inc.	6.250%	6/1/12	7,525	7,736
	Kraft Foods, Inc.	5.250%	10/1/13	3,200	3,107
	Kroger Co.	8.050%	2/1/10	1,700	1,734
	Kroger Co.	6.800%	4/1/11	1,000	1,011
	Kroger Co.	6.750%	4/15/12	3,050	3,128
	Kroger Co.	6.200%	6/15/12	2,525	2,550
	Kroger Co.	5.500%	2/1/13	1,425	1,415
	Kroger Co.	5.000%	4/15/13	1,550	1,509
	Laboratory Corp. of America	5.500%	2/1/13	875	842
	McKesson Corp.	7.750%	2/1/12	1,475	1,508
	McKesson Corp.	5.250%	3/1/13	1,500	1,398
	Medco Health Solutions	6.125%	3/15/13	1,450	1,352
	Medco Health Solutions	7.250%	8/15/13	800	764
	Medtronic Inc.	4.375%	9/15/10	1,625	1,620
	Merck & Co.	5.125%	11/15/11	1,850	1,964
	Molson Coors Capital Finance	4.850%	9/22/10	300	295
	Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	940
	Newell Rubbermaid, Inc.	5.500%	4/15/13	2,500	2,181
	PepsiAmericas Inc.	5.750%	7/31/12	800	794
	Pepsico, Inc.	5.150%	5/15/12	3,250	3,427
	Pepsico, Inc.	4.650%	2/15/13	2,800	2,940
	Philip Morris International Inc.	4.875%	5/16/13	5,525	5,596
	Philips Electronics NV	4.625%	3/11/13	1,450	1,375
	Procter & Gamble Co.	4.600%	1/15/14	2,000	2,069
	Quest Diagnostic, Inc.	5.125%	11/1/10	3,500	3,417
	Reynolds American Inc.	6.500%	7/15/10	1,350	1,310
	Reynolds American Inc.	7.250%	6/1/12	3,850	3,566
	Reynolds American Inc.	7.250%	6/1/13	1,500	1,343
	Safeway, Inc.	4.950%	8/16/10	875	871
	Safeway, Inc.	6.500%	3/1/11	1,625	1,630
	Safeway, Inc.	5.800%	8/15/12	3,050	3,039
	Sara Lee Corp.	6.250%	9/15/11	2,500	2,503
	Sysco Corp.	4.200%	2/12/13	600	603
	Unilever Capital Corp.	7.125%	11/1/10	4,550	4,870
	UST, Inc.	6.625%	7/15/12	1,000	961

Whirlpool Corp.	5.500%	3/1/13	3,575	2,853
Wyeth	6.950%	3/15/11	5,300	5,613
Wyeth	5.500%	3/15/13	5,600	5,722

Energy (1.0%)
Amerada Hess Corp.	6.650%	8/15/11	2,500	2,468
Anadarko Finance Co.	6.750%	5/1/11	3,375	3,329
Apache Corp.	6.250%	4/15/12	1,000	1,051
Apache Corp.	5.250%	4/15/13	1,500	1,535
Apache Corp.	6.000%	9/15/13	1,675	1,752

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BP Capital Markets PLC	4.875%	3/15/10	2,000	2,066
	BP Capital Markets PLC	5.250%	11/7/13	7,850	8,260
	Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,059
	Burlington Resources, Inc.	6.500%	12/1/11	500	512
	Canadian Natural Resources	6.700%	7/15/11	2,500	2,504
	Canadian Natural Resources	5.450%	10/1/12	3,550	3,344
	Canadian Natural Resources	5.150%	2/1/13	500	459
	Conoco Funding Co.	6.350%	10/15/11	11,375	11,950
	ConocoPhillips	8.750%	5/25/10	3,800	4,068
	ConocoPhillips Canada	5.300%	4/15/12	1,700	1,716
	Devon Financing Corp.	6.875%	9/30/11	9,800	9,902
	Encana Corp.	4.750%	10/15/13	1,125	984
	EOG Resources Inc.	6.125%	10/1/13	1,200	1,257
	Halliburton Co.	5.500%	10/15/10	1,500	1,557
	Husky Energy Inc.	6.250%	6/15/12	1,000	992
	Kerr McGee Corp.	6.875%	9/15/11	3,475	3,436
	Marathon Oil Corp.	6.125%	3/15/12	2,000	1,948
	Marathon Oil Corp.	6.000%	7/1/12	3,100	3,057
	Occidental Petroleum	4.250%	3/15/10	2,560	2,582
	PanCanadian Energy Corp.	6.300%	11/1/11	1,500	1,476
	Petro-Canada	4.000%	7/15/13	3,210	2,764
	Shell International Finance BV	5.625%	6/27/11	1,950	2,053
	Shell International Finance BV	4.950%	3/22/12	700	724
	Transocean Inc.	5.250%	3/15/13	3,400	3,153
	Valero Energy Corp.	6.875%	4/15/12	3,000	3,027
	Weatherford International Inc.	5.950%	6/15/12	2,250	2,098
	Weatherford International Inc.	5.150%	3/15/13	2,775	2,444
	XTO Energy, Inc.	5.000%	8/1/10	1,000	986
	XTO Energy, Inc.	5.900%	8/1/12	8,850	8,725

	Technology (0.9%)
	Arrow Electronics, Inc.	6.875%	7/1/13	800	734
	Cisco Systems Inc.	5.250%	2/22/11	10,000	10,397
	Computer Sciences Corp.	5.000%	2/15/13	1,775	1,569
2	Computer Sciences Corp.	5.500%	3/15/13	725	652
	Dell Inc.	4.700%	4/15/13	1,550	1,439
	Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,615
	Electronic Data Systems	6.000%	8/1/13	2,450	2,535
	Fiserv, Inc.	6.125%	11/20/12	3,000	2,811
	Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,111
	Hewlett-Packard Co.	4.500%	3/1/13	11,775	12,001
	IBM International Group Capital	5.050%	10/22/12	14,400	15,109
	International Business Machines Corp.	4.950%	3/22/11	2,325	2,406
	Intuit Inc.	5.400%	3/15/12	950	872
	Lexmark International Inc.	5.900%	6/1/13	1,050	901
	Motorola, Inc.	7.625%	11/15/10	390	344
	Motorola, Inc.	8.000%	11/1/11	925	785
	Motorola, Inc.	5.375%	11/15/12	3,500	2,613
	National Semiconductor	6.150%	6/15/12	1,250	985
	Oracle Corp.	5.000%	1/15/11	6,150	6,295
	Oracle Corp.	4.950%	4/15/13	3,400	3,506
	Pitney Bowes, Inc.	4.625%	10/1/12	2,000	1,965
	Tyco Electronics Group	6.000%	10/1/12	2,550	2,063
	Xerox Corp.	7.125%	6/15/10	1,825	1,714
	Xerox Corp.	6.875%	8/15/11	1,025	894
	Xerox Corp.	5.500%	5/15/12	11,750	9,207

T ransportation (0.3%)
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,500	1,549
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,567
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,054
Canadian Pacific Railway Co.	6.250%	10/15/11	1,550	1,506
Canadian Pacific Railway Co.	5.750%	5/15/13	1,000	929
CSX Corp.	6.300%	3/15/12	2,000	1,966
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	2,000	1,445

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Delta Air Lines, Inc.	7.111%	9/18/11	4,327	3,332
	Norfolk Southern Corp.	6.750%	2/15/11	2,925	2,974
	Ryder System Inc.	5.950%	5/2/11	850	763
	Ryder System Inc.	6.000%	3/1/13	1,500	1,211
	Southwest Airlines Co.	6.500%	3/1/12	2,000	1,884
	Union Pacific Corp.	6.650%	1/15/11	2,000	2,015
	Union Pacific Corp.	6.500%	4/15/12	4,750	4,866
	United Parcel Service of America	4.500%	1/15/13	2,750	2,880
					1,059,247
Utilities (1.8%)
	Electric (1.3%)
	American Electric Power Co., Inc.	5.375%	3/15/10	5,825	5,837
	Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,019
	CenterPoint Energy Houston	5.700%	3/15/13	700	652
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	2,400	2,360
	Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,229
	Consolidated Edison Co. of New York	4.875%	2/1/13	4,000	3,918
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	869
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,075
	Consumers Energy Co.	5.000%	2/15/12	1,250	1,213
	Consumers Energy Co.	5.375%	4/15/13	750	736
	Dayton Power & Light	5.125%	10/1/13	1,875	1,905
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,020
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,063
3	Dominion Resources, Inc.	6.300%	9/30/11	3,400	1,580
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,473
	DTE Energy Co.	7.050%	6/1/11	1,000	991
2	Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,568
	Duke Energy Corp.	6.250%	1/15/12	3,500	3,630
	Energy East Corp.	6.750%	6/15/12	1,750	1,750
	Entergy Arkansas Inc.	5.400%	8/1/13	1,000	942
	Exelon Corp.	6.750%	5/1/11	1,000	989
	Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,489
	FirstEnergy Corp.	6.450%	11/15/11	6,875	6,710
	Florida Power & Light Co.	4.850%	2/1/13	250	251
	Florida Power Corp.	4.500%	6/1/10	1,150	1,143
	FPL Group Capital, Inc.	5.625%	9/1/11	3,575	3,701
	FPL Group Capital, Inc.	5.350%	6/15/13	400	402
	Georgia Power Co.	6.000%	11/1/13	2,000	2,143
	MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,152
	MidAmerican Energy Co.	5.125%	1/15/13	2,000	1,963
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,383
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	5,000	5,324
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	2,650	2,504
	NiSource Finance Corp.	7.875%	11/15/10	2,800	2,578
	NiSource Finance Corp.	6.150%	3/1/13	1,975	1,491
	NStar Electric Co.	4.875%	10/15/12	1,925	1,927
	Ohio Power Co.	5.750%	9/1/13	1,575	1,550
	Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	1,933
	Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,080
	PacifiCorp	6.900%	11/15/11	3,650	3,843
	Pepco Holdings, Inc.	6.450%	8/15/12	2,000	1,872

PPL Energy Supply LLC	6.400%	11/1/11	1,000	960
PPL Energy Supply LLC	6.300%	7/15/13	950	892
Progress Energy, Inc.	7.100%	3/1/11	9,918	9,940
Progress Energy, Inc.	6.850%	4/15/12	775	784
PSE&G Power LLC	7.750%	4/15/11	1,950	1,946
PSE&G Power LLC	6.950%	6/1/12	4,775	4,697
PSI Energy Inc.	5.000%	9/15/13	1,125	1,069
Public Service Co. of Colorado	7.875%	10/1/12	4,625	4,912
Public Service Electric & Gas	5.375%	9/1/13	2,000	1,938
SCANA Corp.	6.875%	5/15/11	1,500	1,539
Southern Co.	5.300%	1/15/12	2,550	2,579
Southern Power Co.	6.250%	7/15/12	1,000	1,010
Tampa Electric Co.	6.875%	6/15/12	1,000	992

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tampa Electric Co.	6.375%	8/15/12	2,000	1,952
	Virginia Electric & Power Co.	5.100%	11/30/12	4,625	4,522
	Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,721

	Natural Gas (0.5%)
	AGL Capital Corp.	7.125%	1/14/11	500	504
	CenterPoint Energy Resources	7.875%	4/1/13	1,500	1,488
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,022
	Duke Capital Corp.	6.250%	2/15/13	3,325	3,226
	Duke Energy Field Services	7.875%	8/16/10	4,000	4,008
	Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,135
	Energy Transfer Partners LP	6.000%	7/1/13	1,500	1,350
5	Enron Corp.	9.125%	4/1/03	2,000	10
5	Enron Corp.	7.625%	9/10/04	1,000	5
	Enterprise Products Operating LP	4.950%	6/1/10	7,175	6,937
	Enterprise Products Operating LP	5.650%	4/1/13	2,200	1,970
5	HNG Internorth	9.625%	3/15/06	1,500	7
	KeySpan Corp.	7.625%	11/15/10	1,500	1,561
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,186
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	511
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	3,000	2,762
	ONEOK Inc.	7.125%	4/15/11	2,000	1,989
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,205
	Reliant Energy Resources	7.750%	2/15/11	2,500	2,551
	Sempra Energy	7.950%	3/1/10	1,500	1,518
	Sempra Energy	6.000%	2/1/13	2,525	2,433
	Teppco Partners, LP	5.900%	4/15/13	1,150	1,032
	Trans-Canada Pipelines	4.000%	6/15/13	1,650	1,482
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	650	642
	Valero Logistics	6.050%	3/15/13	2,000	1,790
	Williams Cos., Inc.	7.125%	9/1/11	2,125	1,934
	Williams Cos., Inc.	8.125%	3/15/12	2,100	1,953
					178,922
Total Corporate Bonds (Cost $2,507,862)					2,412,174

Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
	Asian Development Bank	4.500%	9/4/12	5,000	5,367
	Asian Development Bank	3.625%	9/5/13	5,850	6,140
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,576
	Canadian Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,286
	Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,235
	Corp. Andina de Fomento	5.200%	5/21/13	2,575	2,305
	Eksportfinans	5.125%	10/26/11	6,000	6,290
	European Investment Bank	5.000%	2/8/10	3,350	3,468
	European Investment Bank	4.000%	3/3/10	2,925	2,995
	European Investment Bank	4.125%	9/15/10	3,600	3,718
	European Investment Bank	4.625%	9/15/10	19,750	20,646
	European Investment Bank	3.250%	2/15/11	15,425	15,795
	European Investment Bank	2.625%	5/16/11	3,800	3,847
	European Investment Bank	5.250%	6/15/11	12,975	13,897
	European Investment Bank	3.125%	7/15/11	16,425	16,782
	European Investment Bank	3.250%	10/14/11	4,775	4,918
	European Investment Bank	2.625%	11/15/11	10,450	10,627
	European Investment Bank	4.625%	3/21/12	21,700	23,291
	European Investment Bank	4.250%	7/15/13	16,950	18,120

Export Development Canada	3.750%	7/15/11	2,575	2,717
Export Development Canada	2.625%	11/15/11	3,300	3,387
Export Development Canada	4.500%	10/25/12	7,500	8,274
Export-Import Bank of Korea	4.625%	3/16/10	500	474
Export-Import Bank of Korea	5.125%	2/14/11	600	563
Export-Import Bank of Korea	5.500%	10/17/12	7,850	7,304
Federation of Malaysia	7.500%	7/15/11	2,875	3,082
Federative Republic of Brazil	9.250%	10/22/10	8,225	8,986
Federative Republic of Brazil	11.000%	1/11/12	3,875	4,602
Financement Quebec	5.000%	10/25/12	2,000	2,162

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Inter-American Development Bank	7.375%	1/15/10	2,800	2,952
Inter-American Development Bank	5.000%	4/5/11	5,000	5,329
Inter-American Development Bank	3.250%	11/15/11	4,500	4,656
Inter-American Development Bank	4.750%	10/19/12	12,500	13,513
Inter-American Development Bank	3.500%	3/15/13	3,000	3,108
International Bank for Reconstruction & Development	3.625%	5/21/13	5,500	5,745
International Finance Corp.	4.000%	6/15/10	1,250	1,305
International Finance Corp.	5.125%	5/2/11	7,100	7,519
Japan Bank International	4.750%	5/25/11	2,150	2,271
Japan Bank International	4.375%	11/26/12	2,200	2,310
Japan Bank International	4.250%	6/18/13	6,150	6,357
Japan Finance Corp.	5.875%	3/14/11	2,000	2,135
KFW International Finance Inc.	3.250%	10/14/11	10,950	11,281
Korea Development Bank	5.300%	1/17/13	4,650	4,288
Korea Development Bank	5.750%	9/10/13	5,525	4,714
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	17,875	18,465
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	15,000	15,379
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	8,825	9,170
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	21,700	23,418
Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	4,350	4,472
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	12,375	12,838
Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	6,125	6,483
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	3,500	3,652
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.875%	1/13/12	1,500	1,631
Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,618
Landwirtschaftliche Rentenbank	4.875%	2/14/11	6,000	6,284
Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,730
Landwirtschaftliche Rentenbank	5.250%	7/2/12	4,500	4,911
Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,162
Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,621
Nordic Investment Bank	3.875%	6/15/10	3,750	3,868
Nordic Investment Bank	4.500%	9/13/10	5,000	5,220
Nordic Investment Bank	3.125%	2/15/11	6,000	6,147
Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,548
Oesterreichische Kontrollbank	2.875%	3/15/11	1,000	1,027
Oesterreichische Kontrollbank	3.125%	10/14/11	450	468
Oesterreichische Kontrollbank	4.750%	11/8/11	13,500	14,370
Oesterreichische Kontrollbank	4.750%	10/16/12	4,725	5,087
Ontario Hydro Electric	7.450%	3/31/13	1,000	1,211
Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,628
Petrobras International Finance	9.125%	7/2/13	2,500	2,759
Province of Ontario	3.125%	9/8/10	3,975	4,017
Province of Ontario	2.750%	2/22/11	3,900	3,922
Province of Ontario	3.375%	5/20/11	950	969
Province of Ontario	5.000%	10/18/11	12,450	13,046
Province of Ontario	3.500%	7/15/13	6,000	6,053
Province of Quebec	6.125%	1/22/11	4,200	4,501
Province of Saskatchewan	7.375%	7/15/13	1,000	1,242
Quebec Hydro Electric	6.300%	5/11/11	2,500	2,674
Quebec Hydro Electric	8.000%	2/1/13	2,000	2,365
Republic of Chile	7.125%	1/11/12	3,000	3,373
Republic of Chile	5.500%	1/15/13	3,200	3,490

Republic of Italy	6.000%	2/22/11	5,775	6,167
Republic of Italy	3.500%	7/15/11	2,925	3,016
Republic of Italy	5.625%	6/15/12	16,600	18,091
Republic of Korea	4.250%	6/1/13	3,225	3,016
Republic of Peru	9.125%	2/21/12	2,500	2,675
Republic of Poland	6.250%	7/3/12	2,600	2,695
Republic of South Africa	7.375%	4/25/12	2,500	2,469
State of Israel	4.625%	6/15/13	2,350	2,462
Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,568
Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,239
Swedish Export Credit Corp.	4.500%	9/27/10	8,350	8,646
United Mexican States	9.875%	2/1/10	475	509

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2008
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
United Mexican States	8.375%	1/14/11	11,600	12,528
United Mexican States	7.500%	1/14/12	2,100	2,257
United Mexican States	6.375%	1/16/13	2,450	2,554

Total Sovereign Bonds (Cost $549,090)	567,048

Shares

Temporary Cash Investments (2.2%)
6	Vanguard Market Liquidity Fund (Cost $209,993)	1.378%	1/5/09	209,993,016	209,993

Total Investments (101.3%) (Cost $9,615,424)	9,793,534
Other Assets and Liabilities—Net (–1.3%)	(121,080)
Net Assets (100%)	9,672,454

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $23,999,000, representing 0.2% of net assets.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

5 Non-Income Producing; Defaulted Bond.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.2%)
U.S. Government Securities (41.0%)
	U.S. Treasury Bond	11.250%	2/15/15	85,615	130,001
	U.S. Treasury Bond	10.625%	8/15/15	98,410	148,984
	U.S. Treasury Bond	9.875%	11/15/15	102,200	152,406
	U.S. Treasury Bond	9.250%	2/15/16	106,370	155,317
	U.S. Treasury Bond	7.250%	5/15/16	100,325	134,419
	U.S. Treasury Bond	7.500%	11/15/16	164,345	224,665
	U.S. Treasury Bond	8.750%	5/15/17	146,870	216,450
	U.S. Treasury Bond	8.875%	8/15/17	113,285	168,936
	U.S. Treasury Bond	9.125%	5/15/18	104,495	161,837
	U.S. Treasury Bond	8.875%	2/15/19	21,850	33,646
	U.S. Treasury Note	3.125%	11/30/09	780	800
	U.S. Treasury Note	2.125%	1/31/10	3,800	3,869
	U.S. Treasury Note	2.625%	5/31/10	2,560	2,637
	U.S. Treasury Note	4.875%	6/30/12	8,350	9,387
	U.S. Treasury Note	3.875%	10/31/12	14,125	15,635
	U.S. Treasury Note	3.375%	6/30/13	2,975	3,243
	U.S. Treasury Note	3.375%	7/31/13	36,775	40,165
	U.S. Treasury Note	3.125%	8/31/13	16,745	18,051
	U.S. Treasury Note	3.125%	9/30/13	32,825	35,410
	U.S. Treasury Note	2.750%	10/31/13	96,175	102,247
	U.S. Treasury Note	4.250%	11/15/13	22,345	25,498
	U.S. Treasury Note	2.000%	11/30/13	93,575	96,016
	U.S. Treasury Note	1.500%	12/31/13	43,875	43,765
	U.S. Treasury Note	4.000%	2/15/14	13,160	14,920
	U.S. Treasury Note	4.750%	5/15/14	3,180	3,741
	U.S. Treasury Note	4.250%	8/15/14	1,745	2,006
	U.S. Treasury Note	4.000%	2/15/15	23,175	26,405
	U.S. Treasury Note	4.125%	5/15/15	49,470	56,736
	U.S. Treasury Note	4.250%	8/15/15	71,450	83,027
	U.S. Treasury Note	4.500%	11/15/15	7,000	8,306
	U.S. Treasury Note	4.500%	2/15/16	15,450	18,195
	U.S. Treasury Note	5.125%	5/15/16	102,800	124,517
	U.S. Treasury Note	4.875%	8/15/16	127,380	152,219
	U.S. Treasury Note	4.625%	11/15/16	35,400	41,844
	U.S. Treasury Note	4.625%	2/15/17	160,290	189,894
	U.S. Treasury Note	4.500%	5/15/17	221,720	260,625
	U.S. Treasury Note	4.750%	8/15/17	173,475	207,790
	U.S. Treasury Note	4.250%	11/15/17	11,405	13,315
	U.S. Treasury Note	3.500%	2/15/18	30,100	33,388
	U.S. Treasury Note	4.000%	8/15/18	93,875	108,631
	U.S. Treasury Note	3.750%	11/15/18	230,535	261,477
					3,530,420
Agency Bonds and Notes (11.2%)
	Agency for International Development - Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	6,825	7,469
1	Federal Farm Credit Bank	4.875%	12/16/15	2,450	2,720
1	Federal Farm Credit Bank	5.125%	8/25/16	11,300	12,825
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,378
1	Federal Home Loan Bank	5.250%	6/18/14	150	170
1	Federal Home Loan Bank	5.500%	8/13/14	54,425	62,306
1	Federal Home Loan Bank	5.000%	12/21/15	11,660	13,068
1	Federal Home Loan Bank	5.375%	5/18/16	27,850	31,778
1	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,604

1	Federal Home Loan Bank	5.125%	10/19/16	3,800	4,271
1	Federal Home Loan Bank	4.750%	12/16/16	30,500	33,758
1	Federal Home Loan Bank	4.875%	5/17/17	24,225	27,190
1	Federal Home Loan Bank	5.000%	11/17/17	25,700	29,255
1	Federal Home Loan Bank	5.375%	8/15/18	6,000	7,004
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	12,300	13,511
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	58,525	65,748
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	23,050	25,316
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	4,700	5,272
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	27,925	30,948
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	49,000	55,821

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	42,500	49,323
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	12,100	13,778
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	17,000	19,307
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	39,500	45,640
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	27,100	31,092
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	11,900	11,638
1	Federal National Mortgage Assn.	3.250%	2/15/09	10,000	10,036
1	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,664
1	Federal National Mortgage Assn.	4.125%	4/15/14	25,600	27,657
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	35,613
1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,161
1	Federal National Mortgage Assn.	4.375%	10/15/15	22,100	24,105
1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,590
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	37,699
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	33,532
1	Federal National Mortgage Assn.	5.000%	2/13/17	35,825	40,655
1	Federal National Mortgage Assn.	5.000%	5/11/17	26,000	29,618
1	Federal National Mortgage Assn.	5.375%	6/12/17	25,000	29,243
1	Financing Corp.	10.350%	8/3/18	1,700	2,694
1	Financing Corp.	9.650%	11/2/18	2,090	3,217
1	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,871
1	Tennessee Valley Auth.	4.750%	8/1/13	4,000	4,396
1	Tennessee Valley Auth.	4.375%	6/15/15	7,000	7,581
1	Tennessee Valley Auth.	5.500%	7/18/17	6,200	7,195
1	Tennessee Valley Auth.	6.250%	12/15/17	2,600	3,211
1	Tennessee Valley Auth.	4.500%	4/1/18	2,375	2,619
					968,547

Total U.S. Government and Agency Obligations (Cost $4,038,039)					4,498,967
Corporate Bonds (38.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,223
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	323	338
					2,561
Finance (17.0%)
	Banking (10.8%)
	ABN AMRO Bank NV	4.650%	6/4/18	1,925	1,546
	American Exoress Co.	7.000%	3/19/18	11,100	11,304
	American Express Bank, FSB	6.000%	9/13/17	3,325	2,955
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,041
	American Express Centurion Bank	6.000%	9/13/17	4,125	3,875
	American Express Co.	5.500%	9/12/16	1,400	1,294
	American Express Co.	6.150%	8/28/17	9,750	9,509
2	American Express Co.	6.800%	9/1/66	3,525	1,934
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,749
	AmSouth Bank NA	5.200%	4/1/15	2,650	2,016
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,168
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,125	3,130
	Bank of America Corp.	5.375%	6/15/14	3,425	3,417
	Bank of America Corp.	5.125%	11/15/14	4,550	4,389
	Bank of America Corp.	5.250%	12/1/15	1,900	1,723
	Bank of America Corp.	5.750%	8/15/16	3,900	3,682

Bank of America Corp.	5.625%	10/14/16	17,150	16,934
Bank of America Corp.	5.300%	3/15/17	15,550	14,933
Bank of America Corp.	5.420%	3/15/17	10,200	9,074
Bank of America Corp.	6.100%	6/15/17	2,100	2,096
Bank of America Corp.	6.000%	9/1/17	4,150	4,226
Bank of America Corp.	5.750%	12/1/17	7,975	8,093
Bank of America Corp.	5.650%	5/1/18	24,900	24,974
Bank of New York Mellon	4.950%	3/15/15	6,125	5,973
Bank One Corp.	4.900%	4/30/15	6,150	5,747
BB&T Corp.	5.200%	12/23/15	10,825	10,322
BB&T Corp.	5.625%	9/15/16	50	51
Bear Stearns Co., Inc.	5.700%	11/15/14	8,150	8,011
Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,076

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bear Stearns Co., Inc.	5.550%	1/22/17	12,300	11,557
	Bear Stearns Co., Inc.	6.400%	10/2/17	18,700	19,436
	Bear Stearns Co., Inc.	7.250%	2/1/18	11,550	12,669
	Capital One Financial Corp.	5.500%	6/1/15	3,750	3,165
	Capital One Financial Corp.	6.150%	9/1/16	6,325	4,331
	Capital One Financial Corp.	6.750%	9/15/17	5,050	4,880
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,048
	Citigroup, Inc.	5.125%	5/5/14	3,125	2,962
	Citigroup, Inc.	5.000%	9/15/14	29,394	25,552
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,244
	Citigroup, Inc.	5.300%	1/7/16	10,825	10,262
	Citigroup, Inc.	5.500%	2/15/17	7,650	6,893
	Citigroup, Inc.	6.000%	8/15/17	9,750	9,706
	Citigroup, Inc.	6.125%	11/21/17	25,375	25,524
	Citigroup, Inc.	6.125%	5/15/18	6,950	7,077
	Colonial Bank NA	6.375%	12/1/15	1,250	816
	Comerica Bank	5.750%	11/21/16	5,025	3,767
	Comerica Bank	5.200%	8/22/17	3,025	2,285
	Comerica Inc.	4.800%	5/1/15	1,500	1,133
	Compass Bank	6.400%	10/1/17	1,600	1,364
	Countrywide Financial Corp.	6.250%	5/15/16	6,250	5,961
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,550	5,204
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	12,275	11,233
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	1,125	1,033
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	3,250	3,138
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	6,200	3,099
	Credit Suisse New York	6.000%	2/15/18	18,250	17,964
	Deutsche Bank AG London	6.000%	9/1/17	17,275	18,330
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,664
	Fifth Third Bancorp.	4.750%	2/1/15	2,800	2,400
	Fifth Third Bancorp.	5.450%	1/15/17	3,000	2,430
	Fifth Third Bancorp.	4.500%	6/1/18	1,550	1,136
2	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	2,933
	First Tennessee Bank	5.050%	1/15/15	2,800	1,807
	Goldman Sachs Group, Inc.	5.000%	10/1/14	14,075	12,177
	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,650	8,756
	Goldman Sachs Group, Inc.	5.350%	1/15/16	13,275	12,043
	Goldman Sachs Group, Inc.	5.750%	10/1/16	5,625	5,189
	Goldman Sachs Group, Inc.	5.625%	1/15/17	11,725	9,776
	Goldman Sachs Group, Inc.	6.250%	9/1/17	14,225	13,454
	Goldman Sachs Group, Inc.	5.950%	1/18/18	23,675	22,005
	Goldman Sachs Group, Inc.	6.150%	4/1/18	16,350	15,712
3	HBOS Treasury Services PLC	5.250%	2/21/17	3,225	3,188
3	HBOS Treasury Services PLC	6.750%	5/21/18	925	809
	HSBC Bank USA	4.625%	4/1/14	8,000	7,612
	Huntington National Bank	5.500%	2/15/16	2,500	2,049
	JPMorgan Chase & Co.	5.375%	1/15/14	2,100	2,091
	JPMorgan Chase & Co.	4.875%	3/15/14	7,100	6,863
	JPMorgan Chase & Co.	5.125%	9/15/14	8,765	8,492
	JPMorgan Chase & Co.	4.750%	3/1/15	9,875	9,579
	JPMorgan Chase & Co.	5.250%	5/1/15	2,975	2,838
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	8,775
	JPMorgan Chase & Co.	5.875%	6/13/16	6,400	6,430
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,338
	JPMorgan Chase & Co.	6.000%	10/1/17	9,275	9,257

	JPMorgan Chase & Co.	6.000%	1/15/18	11,450	12,105
	KeyBank NA	5.800%	7/1/14	6,300	5,639
	KeyBank NA	4.950%	9/15/15	1,000	780
	KeyBank NA	5.450%	3/3/16	3,025	2,450
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,044
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	1,777
	Marshall & Ilsley Bank	4.850%	6/16/15	700	532
	Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,511
	MBNA Corp.	5.000%	6/15/15	1,300	1,190
	Mellon Bank NA	4.750%	12/15/14	3,800	3,727
	Morgan Stanley Dean Witter	4.750%	4/1/14	14,500	11,426
	Morgan Stanley Dean Witter	6.000%	4/28/15	10,800	9,487

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,050	5,923
	Morgan Stanley Dean Witter	5.750%	10/18/16	7,750	6,465
	Morgan Stanley Dean Witter	5.450%	1/9/17	19,325	16,202
	Morgan Stanley Dean Witter	5.550%	4/27/17	9,225	7,709
	Morgan Stanley Dean Witter	6.250%	8/28/17	12,000	10,166
	Morgan Stanley Dean Witter	5.950%	12/28/17	18,725	15,938
	Morgan Stanley Dean Witter	6.625%	4/1/18	16,825	15,132
	National City Bank	5.800%	6/7/17	4,000	3,418
	National City Corp.	4.900%	1/15/15	1,800	1,541
	NationsBank Corp.	7.750%	8/15/15	1,000	1,041
3	Northern Rock PLC	5.625%	6/22/17	6,325	6,199
	Northern Trust Co.	6.500%	8/15/18	1,275	1,370
	PNC Bank NA	4.875%	9/21/17	1,450	1,334
	PNC Bank NA	6.000%	12/7/17	1,125	1,120
	PNC Bank NA	6.875%	4/1/18	1,500	1,578
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,405
	PNC Funding Corp.	5.625%	2/1/17	7,625	7,337
	Regions Bank	7.500%	5/15/18	3,600	3,215
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	9,400	8,007
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	555
2	Royal Bank of Scotland Group PLC	7.640%	3/31/49	8,175	3,270
2	Royal Bank of Scotland Group PLC	5.512%	9/29/49	6,550	2,798
	Southtrust Corp.	5.800%	6/15/14	1,350	1,249
	Sovereign Bancorp, Inc.	8.750%	5/30/18	2,825	2,585
2,3	Standard Chartered PLC	6.409%	12/31/49	1,500	627
	State Street Capital Trust	5.300%	1/15/16	1,825	1,807
	State Street Capital Trust	5.250%	10/15/18	1,000	984
	SunTrust Banks, Inc.	5.000%	9/1/15	3,550	3,341
	SunTrust Banks, Inc.	5.200%	1/17/17	150	136
	SunTrust Banks, Inc.	6.000%	9/11/17	1,925	1,822
	SunTrust Banks, Inc.	5.450%	12/1/17	2,350	2,211
	SunTrust Banks, Inc.	7.250%	3/15/18	3,550	3,700
	Synovus Financial Corp.	5.125%	6/15/17	750	574
	UBS AG	5.875%	7/15/16	4,800	4,449
	UBS AG	5.875%	12/20/17	16,875	15,472
	UBS AG	5.750%	4/25/18	14,625	13,326
	Union Bank of California NA	5.950%	5/11/16	4,100	3,298
	US Bank NA	6.300%	2/4/14	2,600	2,798
	US Bank NA	4.950%	10/30/14	9,625	9,563
	US Bank NA	4.800%	4/15/15	1,000	1,017
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,087
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,099
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,138
	Wachovia Corp.	4.875%	2/15/14	13,800	12,617
	Wachovia Corp.	5.625%	10/15/16	10,900	9,874
	Wachovia Corp.	5.750%	6/15/17	11,475	11,341
	Wachovia Corp.	5.750%	2/1/18	10,450	10,525
	Wells Fargo & Co.	4.625%	4/15/14	6,650	6,467
	Wells Fargo & Co.	5.625%	12/11/17	18,175	18,816
	Wells Fargo Bank NA	4.750%	2/9/15	10,450	10,087
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,435
	Zions Bancorp.	5.650%	5/15/14	1,200	899
	Zions Bancorp.	5.500%	11/16/15	6,850	5,116

	Brokerage (1.2%)

	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	2,933
2	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,102
	BlackRock, Inc.	6.250%	9/15/17	2,950	2,784
	Janus Capital Group	6.700%	6/15/17	1,700	849
	Jefferies Group Inc.	5.500%	3/15/16	4,500	3,434
	Lazard Group	6.850%	6/15/17	5,525	3,494
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	9,225	8,779
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	3,950	3,803
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	15,325	14,614
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	4,725	4,358
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	5,550	4,972

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	9,750	9,815
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	33,125	34,858
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	4,125	4,120
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	4,270
2	Schwab Capital Trust I	7.500%	11/15/37	1,850	962

	Finance Companies (1.9%)
	American General Finance Corp.	5.750%	9/15/16	5,725	2,175
	American General Finance Corp.	6.900%	12/15/17	16,100	6,440
	Capmark Financial Group	6.300%	5/10/17	1,625	455
	CIT Group Funding Co. of Canada	5.200%	6/1/15	5,775	4,042
	CIT Group, Inc.	5.400%	3/7/13	2,150	1,591
	CIT Group, Inc.	5.000%	2/13/14	875	621
	CIT Group, Inc.	5.125%	9/30/14	4,525	3,258
	CIT Group, Inc.	5.000%	2/1/15	3,400	2,278
	CIT Group, Inc.	5.400%	1/30/16	2,250	1,575
	CIT Group, Inc.	5.850%	9/15/16	2,750	1,953
	CIT Group, Inc.	5.650%	2/13/17	3,150	2,205
2	CIT Group, Inc.	6.100%	3/15/67	3,200	960
	Discover Financial Services	6.450%	6/12/17	1,500	1,036
	General Electric Capital Corp.	5.500%	6/4/14	5,350	5,363
	General Electric Capital Corp.	5.650%	6/9/14	9,275	9,353
	General Electric Capital Corp.	5.375%	10/20/16	925	908
	General Electric Capital Corp.	5.400%	2/15/17	18,750	18,415
	General Electric Capital Corp.	5.625%	9/15/17	11,350	11,240
	General Electric Capital Corp.	5.625%	5/1/18	27,800	27,994
2	General Electric Capital Corp.	6.375%	11/15/67	14,675	9,330
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	2,251
	HSBC Finance Corp.	5.250%	1/15/14	2,550	2,449
	HSBC Finance Corp.	5.000%	6/30/15	30,550	27,814
	International Lease Finance Corp.	5.650%	6/1/14	8,150	5,379
	SLM Corp.	5.375%	5/15/14	4,750	3,236
	SLM Corp.	5.050%	11/14/14	1,400	939
	SLM Corp.	8.450%	6/15/18	15,325	12,205

	Insurance (2.3%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	1,888
	ACE INA Holdings, Inc.	5.600%	5/15/15	2,050	1,887
	ACE INA Holdings, Inc.	5.700%	2/15/17	2,400	2,185
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,850	1,680
	Aetna, Inc.	6.000%	6/15/16	5,250	4,855
	Aetna, Inc.	6.500%	9/15/18	1,450	1,407
	Allied World Assurance	7.500%	8/1/16	3,275	2,890
	Allstate Corp.	5.000%	8/15/14	6,225	5,840
2	Allstate Corp.	6.125%	5/15/37	2,575	1,656
	American International Group, Inc.	5.050%	10/1/15	9,675	6,482
	American International Group, Inc.	5.600%	10/18/16	875	584
	American International Group, Inc.	5.450%	5/18/17	6,425	4,200
	American International Group, Inc.	5.850%	1/16/18	12,925	8,644
3	American International Group, Inc.	8.250%	8/15/18	12,120	9,075
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	742
	Assurant, Inc.	5.625%	2/15/14	2,825	2,096
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,209
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,949
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,325	5,552

	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	6,900	7,142
	Chubb Corp.	5.750%	5/15/18	3,700	3,640
2	Chubb Corp.	6.375%	3/29/67	5,225	3,274
	CIGNA Corp.	6.350%	3/15/18	4,050	3,507
	CNA Financial Corp.	5.850%	12/15/14	2,100	1,546
	CNA Financial Corp.	6.500%	8/15/16	3,400	2,406
	Commerce Group, Inc.	5.950%	12/9/13	900	770
	Coventry Health Care Inc.	6.300%	8/15/14	1,000	638
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	1,546
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,450	605
	Genworth Financial, Inc.	5.750%	6/15/14	4,250	1,572

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	544
2	Genworth Financial, Inc.	6.150%	11/15/66	3,025	302
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,488
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	1,554
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	2,200	1,618
2	Hartford Financial Services Group, Inc.	8.125%	6/15/38	2,250	1,042
	Humana Inc.	6.450%	6/1/16	3,775	3,013
	Humana Inc.	7.200%	6/15/18	3,975	3,205
	Humana Inc.	6.300%	8/1/18	750	560
2	ING Capital Funding Trust III	5.775%	12/8/49	4,325	1,941
	Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,084
2	Lincoln National Corp.	7.000%	5/17/66	1,780	783
2	Lincoln National Corp.	6.050%	4/20/67	4,375	1,575
	Loews Corp.	5.250%	3/15/16	1,850	1,691
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,328
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	4,879
	MetLife, Inc.	5.000%	6/15/15	7,450	6,878
	MetLife, Inc.	6.817%	8/15/18	5,500	5,254
	Principal Life Income Funding	5.100%	4/15/14	4,250	3,911
2	Progressive Corp.	6.700%	6/15/37	5,975	2,785
	Prudential Financial, Inc.	4.750%	4/1/14	1,750	1,368
	Prudential Financial, Inc.	5.100%	9/20/14	8,700	6,711
	Prudential Financial, Inc.	5.500%	3/15/16	575	418
	Prudential Financial, Inc.	6.100%	6/15/17	500	365
	Prudential Financial, Inc.	6.000%	12/1/17	4,450	3,567
	Torchmark Corp.	6.375%	6/15/16	1,750	1,366
	Transatlantic Holdings	5.750%	12/14/15	4,000	2,421
	Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,423
	Travelers Cos. Inc.	5.800%	5/15/18	1,975	1,902
2	Travelers Cos. Inc.	6.250%	3/15/37	3,950	2,487
	Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,288
	Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,016
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,049
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,311
	UnitedHealth Group, Inc.	6.000%	6/15/17	5,325	4,708
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,400	2,132
	UnitedHealth Group, Inc.	6.000%	2/15/18	3,050	2,822
	WellPoint Inc.	5.000%	12/15/14	4,550	4,047
	WellPoint Inc.	5.250%	1/15/16	3,900	3,422
	WellPoint Inc.	5.875%	6/15/17	3,700	3,522
	Willis North America Inc.	5.625%	7/15/15	3,150	2,256
	Willis North America Inc.	6.200%	3/28/17	1,625	1,107
	XL Capital Ltd.	5.250%	9/15/14	4,025	2,217
2	XL Capital Ltd.	6.500%	12/15/49	3,950	865

	Other Finance (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,577

	Real Estate Investment Trusts (0.8%)
	Arden Realty LP	5.250%	3/1/15	1,250	1,087
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,162
	Boston Properties, Inc.	5.625%	4/15/15	1,925	1,252
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	1,416
	Brandywine Operating Partnership	5.700%	5/1/17	1,925	1,045
	Camden Property Trust	5.700%	5/15/17	3,300	1,725

Colonial Realty LP	5.500%	10/1/15	4,200	2,429
Duke Realty LP	5.950%	2/15/17	4,975	2,591
ERP Operating LP	5.250%	9/15/14	4,025	2,768
ERP Operating LP	5.125%	3/15/16	5,000	3,520
ERP Operating LP	5.375%	8/1/16	475	342
ERP Operating LP	5.750%	6/15/17	1,675	1,201
HCP Inc.	6.700%	1/30/18	4,500	2,046
Health Care Property Investors, Inc.	5.650%	12/15/13	2,250	1,378
Health Care Property Investors, Inc.	6.300%	9/15/16	275	134
Health Care Property Investors, Inc.	6.000%	1/30/17	3,750	1,770
Health Care REIT, Inc.	6.200%	6/1/16	925	547

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HealthCare Realty Trust	5.125%	4/1/14	2,925	1,826
	Hospitality Properties	5.125%	2/15/15	4,150	2,060
	Hospitality Properties	5.625%	3/15/17	2,500	1,095
	HRPT Properties Trust	6.250%	8/15/16	5,150	2,791
	HRPT Properties Trust	6.250%	6/15/17	3,200	1,655
	Kimco Realty Corp.	5.783%	3/15/16	1,350	865
	Liberty Property LP	5.125%	3/2/15	5,475	3,646
	National Retail Properties	6.875%	10/15/17	3,000	1,935
	ProLogis	5.625%	11/15/15	2,800	1,428
	ProLogis	5.750%	4/1/16	3,000	1,560
	ProLogis	5.625%	11/15/16	1,925	924
	Realty Income Corp.	5.950%	9/15/16	1,000	730
	Regency Centers LP	5.250%	8/1/15	1,000	629
	Regency Centers LP	5.875%	6/15/17	3,000	1,790
	Simon Property Group Inc.	5.625%	8/15/14	2,350	1,572
	Simon Property Group Inc.	5.100%	6/15/15	1,800	1,112
	Simon Property Group Inc.	5.750%	12/1/15	4,600	3,026
	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,187
	Simon Property Group Inc.	5.250%	12/1/16	8,675	6,093
	Simon Property Group Inc.	6.125%	5/30/18	3,225	2,184
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,247
					1,470,178
Industrial (17.5%)
	Basic Industry (1.8%)
	Alcan, Inc.	5.200%	1/15/14	1,500	1,090
	Alcan, Inc.	5.000%	6/1/15	1,575	1,135
	Alcoa, Inc.	5.550%	2/1/17	1,900	1,504
	Alcoa, Inc.	6.750%	7/15/18	4,700	3,933
	Arcelormittal	6.500%	4/15/14	5,000	3,554
	ArcelorMittal	6.125%	6/1/18	10,275	6,957
	Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,847
	Barrick North America Finance LLC	6.800%	9/15/18	4,150	3,944
	BHP Billiton Finance Ltd.	5.400%	3/29/17	2,300	2,135
	BHP Finance USA	5.250%	12/15/15	2,725	2,469
	Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	4,867
	Commercial Metals Co.	6.500%	7/15/17	1,650	1,282
	Commercial Metals Co.	7.350%	8/15/18	1,675	1,353
	Dow Chemical Co.	5.700%	5/15/18	3,300	2,830
	E.I. du Pont de Nemours & Co.	5.875%	1/15/14	5,175	5,364
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	5,925	5,914
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	5,275	5,516
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	10,000	8,600
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	18,750	15,422
	ICI Wilmington	5.625%	12/1/13	1,600	1,564
	Inco Ltd.	5.700%	10/15/15	1,675	1,408
	International Paper Co.	7.400%	6/15/14	6,500	5,027
	International Paper Co.	5.300%	4/1/15	175	119
	International Paper Co.	5.250%	4/1/16	2,950	2,012
	International Paper Co.	7.950%	6/15/18	8,200	6,341
	Lubrizol Corp.	5.500%	10/1/14	2,575	2,330
	Monsanto Co.	5.125%	4/15/18	925	975
3	Mosaic Co.	7.375%	12/1/14	2,500	2,238
3	Mosaic Co.	7.625%	12/1/16	4,000	3,400
	Noranda, Inc.	6.000%	10/15/15	2,525	1,777
	Nucor Corp.	5.750%	12/1/17	825	823

Nucor Corp.	5.850%	6/1/18	3,275	3,172
Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,355
PPG Industries, Inc.	6.650%	3/15/18	3,425	3,377
Praxair, Inc.	5.250%	11/15/14	1,850	1,903
Praxair, Inc.	4.625%	3/30/15	2,575	2,439
Praxair, Inc.	5.375%	11/1/16	700	687
Praxair, Inc.	5.200%	3/15/17	1,500	1,454
Reliance Steel & Aluminum	6.200%	11/15/16	650	534
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	10,450	7,483
Rohm & Haas Co.	6.000%	9/15/17	9,700	8,709
US Steel Corp.	6.050%	6/1/17	3,325	1,947

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	US Steel Corp.	7.000%	2/1/18	1,300	881
	Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,607
	Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,323

	Capital Goods (1.8%)
2,3	BAE Systems Asset Trust	7.156%	12/15/11	366	378
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,602
	Brascan Corp.	7.125%	6/15/12	1,000	599
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,189
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,121
	Caterpillar Financial Services Corp.	5.450%	4/15/18	5,300	4,995
	Caterpillar, Inc.	7.900%	12/15/18	7,000	8,255
	Cooper Industries, Inc.	5.450%	4/1/15	1,375	1,344
	CRH America Inc.	6.000%	9/30/16	8,375	5,303
	CRH America Inc.	8.125%	7/15/18	4,425	3,222
	Danaher Corp.	5.625%	1/15/18	1,200	1,238
	Deere & Co.	6.950%	4/25/14	6,230	6,587
	Dover Corp.	4.875%	10/15/15	2,400	2,406
	Dover Corp.	5.450%	3/15/18	900	931
	Eaton Corp.	5.600%	5/15/18	1,825	1,751
	Embraer Overseas Ltd.	6.375%	1/24/17	700	504
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,540
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,157
	Emerson Electric Co.	5.250%	10/15/18	850	868
	Fisher Scientific International Inc.	6.125%	7/1/15	4,000	3,514
	General Dynamics Corp.	5.250%	2/1/14	6,050	6,227
	General Electric Co.	5.250%	12/6/17	22,225	22,413
	Harsco Corp.	5.750%	5/15/18	2,550	2,590
	Honeywell International, Inc.	5.400%	3/15/16	1,825	1,865
	Honeywell International, Inc.	5.300%	3/15/17	1,000	1,015
	Honeywell International, Inc.	5.300%	3/1/18	4,025	4,089
	Ingersoll-Rand GL Holding Company	6.875%	8/15/18	6,100	5,770
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,222
	John Deere Capital Corp.	5.750%	9/10/18	2,875	2,798
	Joy Global, Inc.	6.000%	11/15/16	1,275	1,083
	Lafarge SA	6.500%	7/15/16	6,500	4,391
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,441
	Martin Marietta Material	6.600%	4/15/18	2,050	1,512
	Masco Corp.	4.800%	6/15/15	4,875	3,203
	Masco Corp.	6.125%	10/3/16	4,275	2,937
	Mohawk Industries Inc.	6.125%	1/15/16	7,350	5,516
	Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,284
	Parker-Hannifin Corp.	5.500%	5/15/18	2,000	1,946
	Rockwell Automation	5.650%	12/1/17	1,550	1,619
	Textron, Inc.	5.600%	12/1/17	3,700	2,671
	United Technologies Corp.	4.875%	5/1/15	2,950	2,915
	United Technologies Corp.	5.375%	12/15/17	5,100	5,226
	United Technologies Corp.	6.125%	2/1/19	2,250	2,395
	Vulcan Materials Co.	7.000%	6/15/18	3,275	2,527
	Waste Management, Inc.	6.375%	11/15/12	1,000	951
	Waste Management, Inc.	5.000%	3/15/14	625	544

	Communication (3.6%)
	America Movil SA de C.V.	5.500%	3/1/14	5,650	5,198
	America Movil SA de C.V.	5.750%	1/15/15	1,525	1,405

AT&T Inc.	5.100%	9/15/14	24,450	24,397
AT&T Inc.	5.625%	6/15/16	4,975	4,986
AT&T Inc.	5.500%	2/1/18	13,900	13,873
AT&T Inc.	5.600%	5/15/18	2,475	2,552
BellSouth Corp.	5.200%	9/15/14	200	199
BellSouth Corp.	5.200%	12/15/16	1,025	1,000
British Telecommunications PLC	5.950%	1/15/18	3,875	3,321
CenturyTel, Inc.	5.000%	2/15/15	1,000	728
CenturyTel, Inc.	6.000%	4/1/17	2,475	1,786
Comcast Cable Communications, Inc.	8.875%	5/1/17	1,700	1,823
Comcast Corp.	5.300%	1/15/14	6,640	6,401

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	6.500%	1/15/15	3,825	3,791
	Comcast Corp.	5.850%	11/15/15	2,300	2,202
	Comcast Corp.	5.900%	3/15/16	12,050	11,585
	Comcast Corp.	4.950%	6/15/16	2,175	1,981
	Comcast Corp.	6.500%	1/15/17	1,575	1,577
	Comcast Corp.	6.300%	11/15/17	7,125	7,039
	Comcast Corp.	5.875%	2/15/18	5,375	5,189
	Comcast Corp.	5.700%	5/15/18	1,000	953
	Cox Communications, Inc.	5.450%	12/15/14	6,725	5,874
	Cox Communications, Inc.	5.500%	10/1/15	1,250	1,109
	Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,598
	Deutsche Telekom International Finance	6.750%	8/20/18	4,550	4,628
	Embarq Corp.	7.082%	6/1/16	9,275	7,123
	GTE Corp.	6.840%	4/15/18	1,000	994
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	2,489
	News America Inc.	5.300%	12/15/14	9,250	8,426
	Omnicom Group Inc.	5.900%	4/15/16	6,400	5,209
	Qwest Communications International Inc.	7.500%	10/1/14	3,475	2,841
	Qwest Communications International Inc.	6.500%	6/1/17	4,000	2,960
	R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,050
	R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	1,656
	R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,207
	Rogers Communications Inc.	6.375%	3/1/14	8,000	7,710
	Rogers Communications Inc.	5.500%	3/15/14	5,000	4,663
	Rogers Communications Inc.	6.800%	8/15/18	5,500	5,569
	TCI Communications, Inc.	8.750%	8/1/15	3,895	4,097
	Telecom Italia Capital	4.950%	9/30/14	11,100	8,404
	Telecom Italia Capital	5.250%	10/1/15	5,100	3,885
	Telecom Italia Capital	6.999%	6/4/18	2,625	2,299
	Telefonica Emisiones SAU	6.421%	6/20/16	11,075	11,045
	Telefonos de Mexico SA	5.500%	1/27/15	6,050	5,475
	Thomson Corp.	5.700%	10/1/14	5,550	4,988
	Thomson Corp.	6.500%	7/15/18	3,950	3,667
	Time Warner Cable Inc.	5.850%	5/1/17	12,925	11,712
	Time Warner Cable Inc.	6.750%	7/1/18	11,900	11,436
	Verizon Communications Corp.	5.550%	2/15/16	12,150	11,956
	Verizon Communications Corp.	5.500%	2/15/18	13,075	12,911
	Verizon Communications Corp.	8.750%	11/1/18	11,075	13,148
	Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,856
3	Verizon Wireless Inc.	8.500%	11/15/18	8,000	9,228
	Vodafone Group PLC	5.375%	1/30/15	8,475	8,129
	Vodafone Group PLC	5.000%	9/15/15	1,250	1,169
	Vodafone Group PLC	5.750%	3/15/16	5,350	5,084
	Vodafone Group PLC	5.625%	2/27/17	7,425	7,142
	WPP Finance USA Corp.	5.875%	6/15/14	2,150	1,932

	Consumer Cyclical (1.8%)
	Autozone, Inc.	6.500%	1/15/14	2,000	1,772
	Brinker International Inc.	5.750%	6/1/14	1,700	1,263
	Costco Wholesale Corp.	5.500%	3/15/17	6,475	6,901
	CVS Caremark Corp.	4.875%	9/15/14	1,675	1,523
	CVS Caremark Corp.	5.750%	6/1/17	12,675	11,941
	Darden Restaurants Inc.	6.200%	10/15/17	4,025	3,158
	Federated Retail Holding	5.900%	12/1/16	8,800	5,386
	Home Depot Inc.	5.400%	3/1/16	15,050	13,377

ITT Corp.	7.375%	11/15/15	5,600	3,559
J.C. Penney Co., Inc.	7.950%	4/1/17	1,650	1,241
J.C. Penney Co., Inc.	5.750%	2/15/18	2,650	1,785
Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,352
Kohl’s Corp.	6.250%	12/15/17	4,000	3,233
Lowe’s Cos., Inc.	5.000%	10/15/15	4,275	4,075
Lowe’s Cos., Inc.	5.400%	10/15/16	4,525	4,332
Lowe’s Cos., Inc.	6.100%	9/15/17	600	580
Macy’s Retail Holdings Inc.	5.750%	7/15/14	3,600	2,284
Marriott International	6.200%	6/15/16	2,600	1,809
Marriott International	6.375%	6/15/17	2,450	1,695

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald’s Corp.	5.300%	3/15/17	750	771
McDonald’s Corp.	5.800%	10/15/17	3,950	4,213
McDonald’s Corp.	5.350%	3/1/18	4,775	4,961
Nordstrom, Inc.	6.250%	1/15/18	1,800	1,267
Target Corp.	5.875%	7/15/16	6,600	6,481
Target Corp.	5.375%	5/1/17	550	520
Target Corp.	6.000%	1/15/18	8,600	8,380
The Walt Disney Co.	5.625%	9/15/16	7,700	7,970
The Walt Disney Co.	5.875%	12/15/17	2,600	2,730
Time Warner, Inc.	5.875%	11/15/16	9,600	8,676
Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,548
VF Corp.	5.950%	11/1/17	1,125	1,003
Viacom Inc.	6.250%	4/30/16	6,800	5,672
Viacom Inc.	6.125%	10/5/17	50	41
Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	7,105
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,575	2,759
Wal-Mart Stores, Inc.	5.800%	2/15/18	5,025	5,518
Western Union Co.	5.930%	10/1/16	3,800	3,309
Wyndham Worldwide	6.000%	12/1/16	3,825	1,549
Yum! Brands, Inc.	6.250%	4/15/16	2,750	2,351
Yum! Brands, Inc.	6.250%	3/15/18	2,625	2,285

Consumer Noncyclical (4.9%)
Abbott Laboratories	4.350%	3/15/14	4,350	4,435
Abbott Laboratories	5.875%	5/15/16	11,000	12,061
Abbott Laboratories	5.600%	11/30/17	5,000	5,388
Allergan Inc.	5.750%	4/1/16	3,300	3,181
Altria Group, Inc.	9.700%	11/10/18	15,100	16,363
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	3,917
Amgen Inc.	4.850%	11/18/14	4,125	4,055
Amgen Inc.	5.850%	6/1/17	7,975	8,225
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	4,100	3,813
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	4,450	4,056
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,607
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	4,027
AstraZeneca PLC	5.400%	6/1/14	3,400	3,557
AstraZeneca PLC	5.900%	9/15/17	10,925	11,676
Baxter International, Inc.	4.625%	3/15/15	3,150	3,166
Baxter International, Inc.	5.900%	9/1/16	2,600	2,802
Baxter International, Inc.	5.375%	6/1/18	3,500	3,629
Biogen Idec Inc.	6.875%	3/1/18	4,950	4,931
Bottling Group LLC	6.950%	3/15/14	3,500	3,801
Bottling Group LLC	5.500%	4/1/16	6,050	6,057
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,233
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,073
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,426
Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,854
Cardinal Health, Inc.	5.800%	10/15/16	1,250	1,141
Cardinal Health, Inc.	6.000%	6/15/17	900	818
Cardinal Health, Inc.	5.850%	12/15/17	1,900	1,701
Clorox Co.	5.000%	1/15/15	3,700	3,501
Coca-Cola Co.	5.350%	11/15/17	8,900	9,596
Coca-Cola Enterprises Inc.	7.375%	3/3/14	5,000	5,512
ConAgra Foods, Inc.	5.819%	6/15/17	1,500	1,408
Covidien International	6.000%	10/15/17	8,125	7,963

	Delhaize America Inc.	6.500%	6/15/17	2,800	2,536
	Diageo Capital PLC	7.375%	1/15/14	2,800	3,099
	Diageo Capital PLC	5.500%	9/30/16	6,300	5,948
	Diageo Capital PLC	5.750%	10/23/17	4,800	4,662
	Diageo Finance BV	5.300%	10/28/15	2,675	2,620
3	Dr. Pepper Snapple Group	6.820%	5/1/18	6,075	5,928
	Eli Lilly & Co.	5.200%	3/15/17	4,925	5,030
	Fortune Brands Inc.	5.375%	1/15/16	6,175	5,234
	Genentech Inc.	4.750%	7/15/15	3,250	3,218
	General Mills, Inc.	5.200%	3/17/15	1,100	1,048
	General Mills, Inc.	5.700%	2/15/17	7,850	7,809

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	8,074
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,250	14,992
Hasbro Inc.	6.300%	9/15/17	2,175	2,026
Hershey Foods Corp.	5.450%	9/1/16	2,100	2,102
Hospira, Inc.	5.900%	6/15/14	675	582
Hospira, Inc.	6.050%	3/30/17	2,000	1,628
Johnson & Johnson	5.550%	8/15/17	4,600	5,230
Johnson & Johnson	5.150%	7/15/18	5,825	6,385
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	1,006
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,424
Kimberly-Clark Corp.	6.250%	7/15/18	675	726
Kraft Foods, Inc.	6.750%	2/19/14	450	465
Kraft Foods, Inc.	6.500%	8/11/17	15,575	15,456
Kraft Foods, Inc.	6.125%	2/1/18	5,750	5,632
Kraft Foods, Inc.	6.125%	8/23/18	6,700	6,669
Kroger Co.	4.950%	1/15/15	6,825	6,261
Kroger Co.	6.400%	8/15/17	1,950	1,959
Laboratory Corp. of America	5.625%	12/15/15	1,250	1,070
McKesson Corp.	5.700%	3/1/17	1,000	896
Medco Health Solutions	7.125%	3/15/18	4,100	3,738
Medtronic Inc.	4.750%	9/15/15	3,200	3,073
Merck & Co.	4.750%	3/1/15	5,425	5,420
PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,640
PepsiAmericas Inc.	5.000%	5/15/17	750	678
Pepsico, Inc.	5.000%	6/1/18	9,200	9,431
Pepsico, Inc.	7.900%	11/1/18	8,000	9,875
Pfizer, Inc.	4.500%	2/15/14	2,575	2,697
Philip Morris International Inc	5.650%	5/16/18	11,975	11,916
Philip Morris International Inc.	6.875%	3/17/14	6,075	6,371
Philips Electronics NV	5.750%	3/11/18	7,100	6,630
Procter & Gamble Co.	4.600%	1/15/14	6,800	7,035
Procter & Gamble Co.	4.950%	8/15/14	10,025	10,358
Quest Diagnostic, Inc.	5.450%	11/1/15	4,900	4,319
Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,218
Reynolds American Inc.	7.625%	6/1/16	1,000	824
Reynolds American Inc.	6.750%	6/15/17	6,000	4,515
Safeway, Inc.	6.250%	3/15/14	2,250	2,275
Safeway, Inc.	6.350%	8/15/17	3,875	3,906
Schering-Plough Corp.	5.550%	12/1/13	5,750	5,765
Schering-Plough Corp.	6.000%	9/15/17	7,700	7,538
Sysco Corp.	5.250%	2/12/18	2,500	2,542
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,675	2,617
UST , Inc.	5.750%	3/1/18	975	811
Wyeth	5.500%	2/1/14	7,875	8,008
Wyeth	5.500%	2/15/16	9,050	9,275
Wyeth	5.450%	4/1/17	1,725	1,756

Energy (1.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	10,200	8,945
Apache Corp.	5.625%	1/15/17	3,625	3,635
Apache Corp.	6.900%	9/15/18	2,800	3,052
Baker Hughes, Inc.	7.500%	11/15/18	3,000	3,317
BJ Services Co.	6.000%	6/1/18	1,225	1,089
Cameron International Corp.	6.375%	7/15/18	1,600	1,397
Canadian Natural Resources	4.900%	12/1/14	3,300	2,829

Canadian Natural Resources	6.000%	8/15/16	4,000	3,555
Canadian Natural Resources	5.700%	5/15/17	3,625	3,168
ConocoPhillips Canada	5.625%	10/15/16	9,825	10,154
Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,909
Encana Corp.	5.900%	12/1/17	4,225	3,537
Encana Holdings Finance Corp.	5.800%	5/1/14	7,750	7,297
EOG Resources Inc.	5.875%	9/15/17	3,300	3,378
EOG Resources Inc.	6.875%	10/1/18	2,000	2,184
Halliburton Co.	5.900%	9/15/18	2,800	2,963
Marathon Oil Corp.	6.000%	10/1/17	8,875	7,764
Marathon Oil Corp.	5.900%	3/15/18	4,175	3,439

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nabors Industries Inc.	6.150%	2/15/18	5,475	4,787
	Nexen, Inc.	5.650%	5/15/17	1,850	1,561
	Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	2,813
	Petro-Canada Financial Partnership	6.050%	5/15/18	2,225	1,881
	Questar Market Resources	6.050%	9/1/16	600	552
	Questar Market Resources	6.800%	4/1/18	2,000	1,917
	Shell International Finance BV	5.200%	3/22/17	2,775	2,884
	Suncor Energy, Inc.	6.100%	6/1/18	5,200	4,485
	Sunoco, Inc.	4.875%	10/15/14	950	793
	Sunoco, Inc.	5.750%	1/15/17	2,075	1,749
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	1,908
	Transocean Inc.	6.000%	3/15/18	4,750	4,292
	Valero Energy Corp.	6.125%	6/15/17	6,000	5,109
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,496
	Weatherford International Inc.	6.350%	6/15/17	2,600	2,264
	Weatherford International Inc.	6.000%	3/15/18	2,575	2,166
	XTO Energy, Inc.	4.900%	2/1/14	2,750	2,465
	XTO Energy, Inc.	5.000%	1/31/15	400	353
	XTO Energy, Inc.	6.250%	8/1/17	6,125	5,879
	XTO Energy, Inc.	5.500%	6/15/18	5,000	4,540
	XTO Energy, Inc.	6.500%	12/15/18	1,975	1,932

	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	1,300	1,211

	Technology (1.5%)
	Agilent Technologies Inc.	6.500%	11/1/17	3,325	2,286
	Avnet Inc.	6.625%	9/15/16	3,000	2,306
	BMC Software Inc.	7.250%	6/1/18	1,550	1,452
	Cisco Systems Inc.	5.500%	2/22/16	16,775	17,704
3	Computer Sciences Corp.	6.500%	3/15/18	4,800	4,012
	Dell Inc.	5.650%	4/15/18	2,500	2,167
	Equifax Inc.	6.300%	7/1/17	1,300	930
	Fiserv, Inc.	6.800%	11/20/17	3,150	2,701
	Harris Corp.	5.000%	10/1/15	1,425	1,204
	Harris Corp.	5.950%	12/1/17	775	667
	Hewlett-Packard Co.	6.125%	3/1/14	4,775	5,141
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,799
	Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,499
	International Business Machines Corp.	5.700%	9/14/17	23,375	24,803
	Intuit Inc.	5.750%	3/15/17	2,025	1,466
	Lexmark International Inc.	6.650%	6/1/18	2,975	2,182
	Motorola, Inc.	6.000%	11/15/17	725	445
	National Semiconductor	6.600%	6/15/17	2,325	1,688
	Oracle Corp.	5.250%	1/15/16	16,725	17,192
	Oracle Corp.	5.750%	4/15/18	8,000	8,298
	Pitney Bowes, Inc.	4.875%	8/15/14	2,025	1,952
	Pitney Bowes, Inc.	4.750%	1/15/16	6,175	5,844
	Pitney Bowes, Inc.	5.750%	9/15/17	2,400	2,366
	Pitney Bowes, Inc.	4.750%	5/15/18	1,625	1,508
	Tyco Electronics Group	6.550%	10/1/17	4,025	3,385
	Xerox Corp.	6.400%	3/15/16	5,700	4,250
	Xerox Corp.	6.750%	2/1/17	1,850	1,322
	Xerox Corp.	6.350%	5/15/18	5,575	4,331

	Transportation (0.6%)
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	9,050	8,827
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	900	879
	Canadian National Railway Co.	4.950%	1/15/14	1,300	1,270
	Canadian National Railway Co.	5.800%	6/1/16	1,950	1,976
	Canadian National Railway Co.	5.850%	11/15/17	500	509
	Canadian National Railway Co.	5.550%	5/15/18	900	898
	Canadian National Railway Co.	6.800%	7/15/18	750	817
	Con-Way Inc.	7.250%	1/15/18	2,000	1,659
	Continental Airlines, Inc.	6.563%	2/15/12	500	399
2	Continental Airlines, Inc.	6.648%	9/15/17	992	757

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Continental Airlines, Inc.	6.900%	1/2/18	1,557	1,218
	CSX Corp.	6.250%	4/1/15	4,000	3,933
	CSX Corp.	5.600%	5/1/17	3,850	3,451
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	2,954
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,598
	Norfolk Southern Corp.	5.750%	4/1/18	3,000	2,921
	Ryder System Inc.	5.850%	3/1/14	1,350	1,051
	Ryder System Inc.	7.200%	9/1/15	1,775	1,322
	Ryder System Inc.	5.850%	11/1/16	1,000	827
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,527
	Southwest Airlines Co.	5.750%	12/15/16	1,300	890
	Southwest Airlines Co.	5.125%	3/1/17	650	457
	Union Pacific Corp.	5.375%	5/1/14	2,000	1,913
	Union Pacific Corp.	7.000%	2/1/16	550	576
	Union Pacific Corp.	5.650%	5/1/17	3,300	3,147
	Union Pacific Corp.	5.750%	11/15/17	4,675	4,469
	Union Pacific Corp.	5.700%	8/15/18	2,325	2,254
	United Parcel Service of America	5.500%	1/15/18	1,600	1,702
					1,504,954
Utilities (4.0%)
	Electric (2.8%)
	Alabama Power Co.	5.500%	10/15/17	2,100	2,074
	American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,687
	American Water Capital Corp.	6.085%	10/15/17	3,025	2,644
	Arizona Public Service Co.	5.800%	6/30/14	500	415
	Arizona Public Service Co.	4.650%	5/15/15	3,825	2,942
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,038
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,039
	CenterPoint Energy Houston	5.750%	1/15/14	500	476
	CenterPoint Energy Inc.	6.500%	5/1/18	4,500	3,682
	Cleveland Electric Illumination Co.	5.650%	12/15/13	500	458
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	256
	Commonwealth Edison Co.	4.700%	4/15/15	700	628
	Commonwealth Edison Co.	5.950%	8/15/16	1,975	1,857
	Commonwealth Edison Co.	6.150%	9/15/17	4,250	3,997
	Commonwealth Edison Co.	5.800%	3/15/18	650	584
	Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,070
	Consolidated Edison Co. of New York	5.500%	9/15/16	3,350	3,283
	Consolidated Edison Co. of New York	5.850%	4/1/18	5,000	4,990
	Consolidated Edison Co. of New York	7.125%	12/1/18	2,000	2,170
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	2,851
	Consumers Energy Co.	5.500%	8/15/16	3,850	3,649
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	7,493
	Dominion Resources, Inc.	6.000%	11/30/17	5,750	5,510
2	Dominion Resources, Inc.	7.500%	6/30/66	500	257
	Duke Energy Carolinas LLC	5.250%	1/15/18	3,000	3,059
	Duke Energy Carolinas LLC	5.100%	4/15/18	5,750	5,802
	Enersis SA	7.375%	1/15/14	3,500	3,640
3	Entergy Gulf States, Inc.	6.000%	5/1/18	2,600	2,255
	Entergy Louisiana LLC	6.500%	9/1/18	3,075	2,821
	Exelon Corp.	4.900%	6/15/15	4,825	4,154
	Exelon Generation Co. LLC	5.350%	1/15/14	1,000	849
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,175
	Florida Power & Light Co.	5.550%	11/1/17	3,950	4,124
	Florida Power Corp.	5.650%	6/15/18	2,100	2,165

2	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	906
2	FPL Group Capital, Inc.	6.650%	6/15/67	1,700	851
2	FPL Group Capital, Inc.	7.300%	9/1/67	1,000	576
	Georgia Power Co.	5.700%	6/1/17	7,000	7,080
	Illinois Power	6.125%	11/15/17	3,100	2,740
	Illinois Power	6.250%	4/1/18	2,000	1,747
3	Illinois Power	9.750%	11/15/18	3,300	3,519
2	Integrys Energy Group	6.110%	12/1/66	1,500	745
	Jersey Central Power & Light	5.625%	5/1/16	5,675	5,240
	Jersey Central Power & Light	5.650%	6/1/17	5,475	5,051

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Metropolitan Edison	4.875%	4/1/14	1,000	910
	MidAmerican Energy Co.	5.950%	7/15/17	925	964
	MidAmerican Energy Co.	5.300%	3/15/18	4,900	4,838
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	573
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,326
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,500	3,210
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	8,250	7,590
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	3,575	3,269
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	2,941
	Nevada Power Co.	6.500%	5/15/18	2,675	2,567
	Nevada Power Co.	6.500%	8/1/18	3,575	3,469
	NiSource Finance Corp.	5.400%	7/15/14	1,025	692
	NiSource Finance Corp.	6.400%	3/15/18	5,350	3,470
	Northern States Power Co.	5.250%	3/1/18	5,350	5,397
	NStar Electric Co.	4.875%	4/15/14	2,350	2,258
	NStar Electric Co.	5.625%	11/15/17	625	593
	Ohio Edison	6.400%	7/15/16	1,200	1,045
	Ohio Power Co.	6.000%	6/1/16	2,425	2,386
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,025	2,866
	Pacific Gas & Electric Co.	4.800%	3/1/14	9,100	8,859
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,850	4,968
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,572
	PacifiCorp	5.650%	7/15/18	2,575	2,589
	PECO Energy Co.	5.350%	3/1/18	2,475	2,383
	Pennsylvania Electric Co.	6.050%	9/1/17	800	714
	PPL Energy Supply LLC	6.200%	5/15/16	7,900	6,281
	PPL Energy Supply LLC	6.500%	5/1/18	750	616
	Progress Energy, Inc.	5.625%	1/15/16	1,425	1,316
	PSE&G Power LLC	5.000%	4/1/14	2,650	2,342
	PSE&G Power LLC	5.500%	12/1/15	3,125	2,727
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,424
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	978
	Sierra Pacific Power Co.	6.000%	5/15/16	2,400	2,260
	South Carolina Electric & Gas Co.	6.500%	11/1/18	800	884
	Southern California Edison Co.	5.000%	1/15/14	2,000	2,041
	Southern California Edison Co.	5.750%	3/15/14	2,000	2,125
	Southern California Edison Co.	4.650%	4/1/15	2,875	2,817
	Southern California Edison Co.	5.000%	1/15/16	675	674
	Southern Power Co.	4.875%	7/15/15	1,125	989
	Southwestern Electric Power	5.550%	1/15/17	3,500	3,279
	Southwestern Electric Power	6.450%	1/15/19	1,900	1,862
	TransAlta Corp.	6.750%	7/15/12	125	124
	TransAlta Corp.	6.650%	5/15/18	2,975	2,671
	Union Electric Co.	5.400%	2/1/16	300	260
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,367
	Westar Energy Inc.	8.625%	12/1/18	2,000	2,164
	Wisconsin Electric Power Co.	6.000%	4/1/14	1,200	1,289
2	Wisconsin Energy Corp.	6.250%	5/15/67	5,275	2,615

	Natural Gas (1.2%)
	Atmos Energy Corp.	4.950%	10/15/14	3,400	2,979

Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	2,992
Buckeye Partners LP	6.050%	1/15/18	4,550	3,940
CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,174
CenterPoint Energy Resources	6.000%	5/15/18	5,000	4,182
Consolidated Natural Gas	5.000%	12/1/14	3,125	2,899
Duke Capital Corp.	5.500%	3/1/14	1,000	891
Duke Capital Corp.	5.668%	8/15/14	1,000	890
El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,382
Enbridge Energy Partners	6.500%	4/15/18	3,075	2,559
Enbridge Inc.	5.600%	4/1/17	4,050	3,379
Energy Transfer Partners LP	5.950%	2/1/15	5,250	4,540
Energy Transfer Partners LP	6.125%	2/15/17	4,850	4,076
Enterprise Products Operating LP	5.600%	10/15/14	6,250	5,321
Enterprise Products Operating LP	6.300%	9/15/17	2,525	2,178

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Equitable Resources Inc.	6.500%	4/1/18	3,800	3,437
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	10,800	9,281
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	863
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	213
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	584
	National Grid PLC	6.300%	8/1/16	6,200	5,332
	NuStar Energy LP	7.650%	4/15/18	2,900	2,609
	ONEOK Inc.	5.200%	6/15/15	3,100	2,570
	ONEOK Partners, LP	6.150%	10/1/16	5,125	4,405
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,000	1,588
	Panhandle Eastern Pipeline	7.000%	6/15/18	2,525	2,106
	Plains All American Pipeline LP	6.125%	1/15/17	2,500	1,995
	Plains All American Pipeline LP	6.500%	5/1/18	2,675	2,189
	San Diego Gas & Electric	5.300%	11/15/15	300	300
	Sempra Energy	6.150%	6/15/18	2,800	2,596
3	Southern Natural Gas	5.900%	4/1/17	6,525	4,992
	Spectra Energy Corp.	6.200%	4/15/18	1,700	1,494
	Teppco Partners, LP	6.650%	4/15/18	550	472
	Texas Gas Transmission	4.600%	6/1/15	500	418
	Trans-Canada Pipelines	6.500%	8/15/18	5,000	4,879
2	Trans-Canada Pipelines	6.350%	5/15/67	6,475	2,955
	Transcontinental Gas Pipe Line Corp.	6.050%	6/15/18	2,500	2,173

	Other Utility (0.0%)
	Veolia Environnement	6.000%	6/1/18	3,500	3,088
					345,024
Total Corporate Bonds (Cost $3,658,016)					3,322,717

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)
	Asian Development Bank	6.640%	5/27/14	521	607
	Asian Development Bank	5.500%	6/27/16	6,900	8,205
	Asian Development Bank	5.250%	6/12/17	2,300	2,706
	Asian Development Bank	5.593%	7/16/18	7,800	9,408
	China Development Bank	4.750%	10/8/14	2,700	2,765
	China Development Bank	5.000%	10/15/15	3,450	3,406
	Corp. Andina de Fomento	5.750%	1/12/17	3,950	3,292
	Development Bank of Japan	4.250%	6/9/15	2,325	2,428
	Development Bank of Japan	5.125%	2/1/17	3,700	3,964
	Eksportfinans	5.500%	5/25/16	3,125	3,375
	Eksportfinans	5.500%	6/26/17	4,600	5,013
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,865
	European Investment Bank	4.625%	5/15/14	12,350	13,349
	European Investment Bank	4.875%	2/16/16	9,250	10,241
	European Investment Bank	5.125%	9/13/16	14,550	16,466
	European Investment Bank	4.875%	1/17/17	14,975	17,081
	European Investment Bank	5.125%	5/30/17	12,600	14,697
	Export-Import Bank of Korea	5.125%	3/16/15	4,800	3,888
	Federative Republic of Brazil	7.875%	3/7/15	10,000	11,325
	Federative Republic of Brazil	6.000%	1/17/17	18,000	18,495
2	Federative Republic of Brazil	8.000%	1/15/18	16,000	17,864
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,311
	Inter-American Development Bank	4.250%	9/14/15	9,420	10,296
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,696

	International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	10,850
	Japan Finance Corp.	4.625%	4/21/15	5,600	5,816
	Japan Finance Corp.	5.000%	5/16/17	3,800	4,060
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,849
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	35,975	40,817
^	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	17,700	19,601
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	10,900	12,172
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	7,161
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	9,916
	Nordic Investment Bank	5.000%	2/1/17	7,650	8,812

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,853
	Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	5,704
	Oesterreichische Kontrollbank	5.000%	4/25/17	6,425	7,299
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,566
3	Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	12,683
	Petrobras International Finance	6.125%	10/6/16	8,475	8,214
	Petrobras International Finance	5.875%	3/1/18	6,325	5,677
	Province of Manitoba	7.500%	2/22/10	1,000	1,061
	Province of Manitoba	4.900%	12/6/16	500	552
	Province of Ontario	4.750%	1/19/16	16,725	18,043
	Province of Ontario	5.450%	4/27/16	7,100	7,972
	Province of Quebec	4.875%	5/5/14	6,000	6,432
	Province of Quebec	4.600%	5/26/15	4,800	4,953
	Province of Quebec	5.000%	3/1/16	2,000	2,120
	Province of Quebec	5.125%	11/14/16	10,975	11,779
	Province of Quebec	4.625%	5/14/18	5,900	6,172
	Quebec Hydro Electric	7.500%	4/1/16	2,500	3,093
	Republic of Hungary	4.750%	2/3/15	7,350	6,500
	Republic of Italy	4.500%	1/21/15	5,650	5,820
	Republic of Italy	4.750%	1/25/16	13,275	14,026
	Republic of Italy	5.250%	9/20/16	30,800	33,704
	Republic of Italy	5.375%	6/12/17	425	472
^	Republic of Korea	4.875%	9/22/14	6,750	6,404
	Republic of Peru	9.875%	2/6/15	8,075	9,246
	Republic of Peru	8.375%	5/3/16	2,000	2,155
	Republic of Poland	5.250%	1/15/14	4,700	4,622
	Republic of Poland	5.000%	10/19/15	4,500	4,336
	Republic of South Africa	6.500%	6/2/14	5,725	5,410
	State of Israel	5.125%	3/1/14	2,000	2,080
	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	4,025	4,304
	Swedish Export Credit Corp.	5.125%	3/1/17	6,250	6,905
	United Mexican States	5.875%	1/15/14	9,325	9,535
	United Mexican States	6.625%	3/3/15	14,200	15,052
	United Mexican States	11.375%	9/15/16	1,725	2,329
	United Mexican States	5.625%	1/15/17	18,000	18,045
Total Sovereign Bonds (Cost $546,663)					577,915
Taxable Municipal Bond (0.0%)
	Wisconsin Public Service Rev. (Cost $1,348)	4.800%	5/1/13	1,350	1,350

				Shares

Temporary Cash Investments (1.9%)
4,5	Vanguard Market Liquidity Fund (Cost $161,988)	1.378%		161,987,990	161,988

Total Investments (99.3%) (Cost $8,406,054)					8,562,937
Other Assets and Liabilities—Net (0.7%)[5]					58,352
Net Assets (100%)					8,621,289

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,443,000.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $74,047,000, representing 0.9% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Includes $19,929,000 of collateral received for securities on loan.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (51.3%)
U.S. Government Securities (45.4%)
	U.S. Treasury Bond	8.750%	5/15/17	1,540	2,270
	U.S. Treasury Bond	9.125%	5/15/18	1,050	1,626
	U.S. Treasury Bond	9.000%	11/15/18	840	1,299
	U.S. Treasury Bond	8.875%	2/15/19	1,390	2,140
	U.S. Treasury Bond	8.125%	8/15/19	300	444
	U.S. Treasury Bond	8.500%	2/15/20	10	15
	U.S. Treasury Bond	8.750%	5/15/20	28,730	44,774
	U.S. Treasury Bond	8.750%	8/15/20	60,475	94,568
	U.S. Treasury Bond	7.875%	2/15/21	39,280	58,466
	U.S. Treasury Bond	8.125%	5/15/21	15	23
	U.S. Treasury Bond	8.125%	8/15/21	44,985	68,567
	U.S. Treasury Bond	8.000%	11/15/21	95,645	145,351
	U.S. Treasury Bond	7.250%	8/15/22	11,695	17,049
	U.S. Treasury Bond	7.625%	11/15/22	36,745	55,433
	U.S. Treasury Bond	7.125%	2/15/23	42,610	61,937
	U.S. Treasury Bond	6.250%	8/15/23	40,045	54,749
	U.S. Treasury Bond	7.500%	11/15/24	50	80
	U.S. Treasury Bond	7.625%	2/15/25	75	122
	U.S. Treasury Bond	6.000%	2/15/26	51,825	72,329
	U.S. Treasury Bond	6.750%	8/15/26	50,165	75,781
	U.S. Treasury Bond	6.500%	11/15/26	800	1,181
	U.S. Treasury Bond	6.625%	2/15/27	22,305	33,405
	U.S. Treasury Bond	6.375%	8/15/27	43,105	63,182
	U.S. Treasury Bond	6.125%	11/15/27	13,850	19,890
	U.S. Treasury Bond	5.500%	8/15/28	62,455	84,568
	U.S. Treasury Bond	5.250%	11/15/28	9,670	12,787
	U.S. Treasury Bond	5.250%	2/15/29	16,600	22,042
	U.S. Treasury Bond	6.125%	8/15/29	25,105	36,912
	U.S. Treasury Bond	6.250%	5/15/30	4,855	7,313
	U.S. Treasury Bond	5.375%	2/15/31	15,810	21,766
	U.S. Treasury Bond	4.500%	2/15/36	42,605	56,745
	U.S. Treasury Bond	4.750%	2/15/37	41,350	57,761
	U.S. Treasury Bond	5.000%	5/15/37	39,200	56,950
	U.S. Treasury Bond	4.375%	2/15/38	42,228	56,730
	U.S. Treasury Bond	4.500%	5/15/38	54,885	75,090
	U.S. Treasury Note	3.250%	1/15/09	800	801
	U.S. Treasury Note	4.500%	2/15/09	800	804
	U.S. Treasury Note	4.750%	2/28/09	1,425	1,435
	U.S. Treasury Note	4.750%	2/15/10	660	691
	U.S. Treasury Note	6.500%	2/15/10	2,550	2,720
	U.S. Treasury Note	3.750%	11/15/18	15,100	17,127
					1,386,923
Agency Bonds and Notes (5.9%)
1	Federal Farm Credit Bank	5.150%	11/15/19	1,000	1,160
1	Federal Home Loan Bank	5.375%	5/15/19	5,250	6,151
1	Federal Home Loan Bank	5.125%	8/15/19	5,220	6,028
1	Federal Home Loan Bank	5.250%	12/11/20	6,000	7,000
1	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,963
1	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,283
1	Federal Home Loan Bank	5.500%	7/15/36	1,600	2,055
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	3,000	3,442
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,032

1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	8,400	12,287
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,175	11,544
1	Federal National Mortgage Assn.	0.000%	10/9/19	10,300	6,015
1	Federal National Mortgage Assn.	6.250%	5/15/29	7,625	10,388
1	Federal National Mortgage Assn.	7.125%	1/15/30	12,075	18,035
1	Federal National Mortgage Assn.	7.250%	5/15/30	12,435	18,986
1	Federal National Mortgage Assn.	6.625%	11/15/30	9,800	14,127
1	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,969
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,383
	Financing Corp.	8.600%	9/26/19	1,275	1,877

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/21	850	1,283
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,675
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	6,498
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	3,552
1	Tennessee Valley Auth.	4.500%	4/1/18	2,475	2,729
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	6,231
1	Tennessee Valley Auth.	7.125%	5/1/30	3,250	4,739
1	Tennessee Valley Auth.	4.650%	6/15/35	2,825	3,128
1	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,284
1	Tennessee Valley Auth.	6.150%	1/15/38	2,450	3,339
1	Tennessee Valley Auth.	5.500%	6/15/38	1,175	1,476
1	Tennessee Valley Auth.	4.875%	1/15/48	2,500	2,924
1	Tennessee Valley Auth.	5.375%	4/1/56	1,850	2,378
					179,961
Total U.S. Government and Agency Obligations (Cost $1,284,749)					1,566,884

Corporate Bonds (39.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,521

Finance (9.5%)
	Banking (5.7%)
	Abbey National PLC	7.950%	10/26/29	4,725	4,095
	American Express Co.	8.150%	3/19/38	2,350	2,743
	BAC Capital Trust XI	6.625%	5/23/36	225	214
	Banc One Corp.	7.750%	7/15/25	2,000	2,214
	Banc One Corp.	7.625%	10/15/26	4,350	4,851
	Bank of America Corp.	4.500%	8/1/10	150	151
	Bank of America Corp.	4.250%	10/1/10	450	449
	Bank of America Corp.	4.375%	12/1/10	300	300
	Bank of America Corp.	5.375%	8/15/11	1,150	1,178
	Bank of America Corp.	5.375%	9/11/12	650	658
	Bank of America Corp.	5.375%	6/15/14	400	399
	Bank of America Corp.	5.625%	3/8/35	5,575	4,648
	Bank of America Corp.	6.000%	10/15/36	4,675	5,026
	Bank of America Corp.	6.500%	9/15/37	1,600	1,635
2	Barclays Bank PLC	6.278%	12/29/49	750	478
	BB&T Capital Trust II	6.750%	6/7/36	4,225	3,205

2	BB&T Capital Trust IV	6.820%	6/12/37	650	395
	BB&T Corp.	5.250%	11/1/19	1,000	895
	Capital One Capital III	7.686%	8/15/36	1,700	714
	Capital One Capital IV	6.745%	2/17/37	1,100	506
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	439
2	Citigroup Capital XXI	8.300%	12/21/37	8,375	6,457
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,672
	Citigroup, Inc.	5.875%	2/22/33	2,750	2,358
	Citigroup, Inc.	6.000%	10/31/33	1,700	1,488
	Citigroup, Inc.	5.850%	12/11/34	2,300	2,246
	Citigroup, Inc.	6.125%	8/25/36	6,725	6,162
	Citigroup, Inc.	5.875%	5/29/37	1,575	1,587
	Citigroup, Inc.	6.875%	3/5/38	5,525	6,381
2	Comerica Capital Trust II	6.576%	2/20/32	1,500	623
	Compass Bank	5.900%	4/1/26	1,075	770
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,316
	Fifth Third Bancorp.	8.250%	3/1/38	2,825	2,288
	First Union Institutional Capital I	8.040%	12/1/26	500	416
	Fleet Capital Trust II	7.920%	12/11/26	1,150	946
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	401
	Goldman Sachs Group, Inc.	5.950%	1/15/27	5,950	4,409
	Goldman Sachs Group, Inc.	6.125%	2/15/33	6,650	6,180
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,350	5,407
	Goldman Sachs Group, Inc.	6.750%	10/1/37	10,875	8,947
	HSBC Bank USA	5.875%	11/1/34	4,100	3,985
	HSBC Bank USA	5.625%	8/15/35	5,300	4,924

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,141
	HSBC Holdings PLC	7.350%	11/27/32	200	211
	HSBC Holdings PLC	6.500%	5/2/36	3,525	3,606
	HSBC Holdings PLC	6.500%	9/15/37	5,500	5,803
	HSBC Holdings PLC	6.800%	6/1/38	2,950	3,183
	JPM Capital Trust	6.550%	9/29/36	3,375	2,858
	JPMorgan Capital Trust	5.875%	3/15/35	2,350	1,833
	JPMorgan Chase & Co.	5.850%	8/1/35	425	346
	JPMorgan Chase & Co.	6.400%	5/15/38	5,025	6,004
	JPMorgan Chase Capital XXII	6.450%	2/2/37	3,075	2,467
	JPMorgan Chase Capital XXV	6.800%	10/1/37	3,750	3,433
	KeyBank NA	6.950%	2/1/28	2,068	1,567
	Morgan Stanley Dean Witter	6.250%	8/9/26	3,125	2,600
	Morgan Stanley Dean Witter	7.250%	4/1/32	1,150	1,001
	National City Corp.	6.875%	5/15/19	1,700	1,377
	NationsBank Corp.	6.800%	3/15/28	375	357
	NB Capital Trust IV	8.250%	4/15/27	400	319
	Regions Bank	6.450%	6/26/37	2,000	1,389
2	Regions Financial Corp.	6.625%	5/15/27	1,800	986
	Regions Financial Corp.	7.375%	12/10/37	800	627
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	4,975	2,475
	SunTrust Capital VIII	6.100%	12/15/36	3,050	2,004
	Swiss Bank Corp.	7.000%	10/15/15	1,000	1,000
	Swiss Bank Corp.	7.375%	6/15/17	550	565
	Wachovia Bank NA	5.850%	2/1/37	4,175	4,024
	Wachovia Bank NA	6.600%	1/15/38	4,675	5,011
	Wachovia Corp.	6.605%	10/1/25	725	675
3	Wachovia Corp.	8.000%	12/15/26	2,300	1,817
	Wachovia Corp.	7.500%	4/15/35	150	145
	Wachovia Corp.	5.500%	8/1/35	4,000	3,243
	Wachovia Corp.	6.550%	10/15/35	125	107
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,352
	Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,532
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,378

	Brokerage (0.4%)
	Jefferies Group Inc.	6.450%	6/8/27	1,500	926
	Jefferies Group Inc.	6.250%	1/15/36	1,400	837
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,775	4,427
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,500	3,159
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	3,000	3,270

	Finance Companies (1.3%)
	CIT Group, Inc.	6.000%	4/1/36	2,800	1,764
	General Electric Capital Corp.	6.750%	3/15/32	16,350	17,720
	General Electric Capital Corp.	6.150%	8/7/37	4,925	4,878
	General Electric Capital Corp.	5.875%	1/14/38	14,100	14,011
	SLM Corp.	5.625%	8/1/33	1,950	1,175

	Insurance (2.1%)
	ACE Capital Trust II	9.700%	4/1/30	850	665
	AEGON Funding Corp.	5.750%	12/15/20	1,000	865
	Aetna, Inc.	6.625%	6/15/36	1,850	1,522
	Aetna, Inc.	6.750%	12/15/37	1,350	1,138
	Allstate Corp.	6.125%	12/15/32	1,250	1,148

	Allstate Corp.	5.350%	6/1/33	1,950	1,611
	Allstate Corp.	5.550%	5/9/35	1,700	1,437
	Allstate Corp.	5.950%	4/1/36	925	826
2	Allstate Corp.	6.500%	5/15/37	1,500	851
	Ambac, Inc.	5.950%	12/5/35	1,050	323
	American General Capital II	8.500%	7/1/30	850	366
	American International Group, Inc.	6.250%	5/1/36	875	489
	American International Group, Inc.	6.250%	3/15/37	2,425	909
2,3	American International Group, Inc.	8.175%	5/15/38	9,900	3,750
	Aon Capital Trust	8.205%	1/1/27	1,175	651

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arch Capital Group Ltd.	7.350%	5/1/34	625	516
Assurant, Inc.	6.750%	2/15/34	1,200	739
AXA SA	8.600%	12/15/30	3,700	2,642
Chubb Corp.	6.000%	5/11/37	1,725	1,558
Chubb Corp.	6.500%	5/15/38	1,925	1,835
CIGNA Corp.	7.875%	5/15/27	500	443
CIGNA Corp.	6.150%	11/15/36	2,000	1,395
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	866
Cincinnati Financial Corp.	6.125%	11/1/34	850	653
Endurance Specialty Holdings	7.000%	7/15/34	700	455
GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	372
GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,700
GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	385
Genworth Financial, Inc.	6.500%	6/15/34	825	248
Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,125	809
Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	414
Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	777
Humana Inc.	8.150%	6/15/38	1,150	859
Lincoln National Corp.	6.150%	4/7/36	1,475	922
Loews Corp.	6.000%	2/1/35	800	600
MBIA, Inc.	5.700%	12/1/34	1,000	410
MetLife, Inc.	6.500%	12/15/32	3,000	2,546
MetLife, Inc.	6.375%	6/15/34	2,925	2,433
MetLife, Inc.	6.400%	12/15/36	2,700	1,627
Nationwide Financial Services	6.750%	5/15/37	1,000	410
Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,164
Progressive Corp.	6.625%	3/1/29	1,625	1,499
Prudential Financial, Inc.	5.750%	7/15/33	1,000	644
Prudential Financial, Inc.	5.400%	6/13/35	1,000	604
Prudential Financial, Inc.	5.900%	3/17/36	1,500	975
Prudential Financial, Inc.	5.700%	12/14/36	3,675	2,310
Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,331
Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,023
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,404
UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	986
UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	926
UnitedHealth Group, Inc.	6.625%	11/15/37	1,075	911
UnitedHealth Group, Inc.	6.875%	2/15/38	3,925	3,473
WellPoint Inc.	5.950%	12/15/34	1,300	1,081
WellPoint Inc.	5.850%	1/15/36	2,475	2,100
WellPoint Inc.	6.375%	6/15/37	800	701
XL Capital Ltd.	6.375%	11/15/24	1,150	596
XL Capital Ltd.	6.250%	5/15/27	700	313

Real Estate Investment Trusts (0.0%)
Realty Income Corp.	6.750%	8/15/19	1,350	980
				291,945
Industrial (23.4%)
Basic Industry (1.4%)
Agrium Inc.	6.750%	1/15/19	2,625	2,517
Alcan, Inc.	6.125%	12/15/33	3,050	1,848
Alcan, Inc.	5.750%	6/1/35	1,250	710
Alcoa, Inc.	5.870%	2/23/22	1,250	900
Alcoa, Inc.	5.900%	2/1/27	4,925	3,417
Aluminum Co. of America	6.750%	1/15/28	850	645

Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,196
BHP Billiton Finance Ltd.	6.420%	3/1/26	500	454
Dow Chemical Co.	7.375%	11/1/29	2,925	2,627
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,218
Eastman Chemical Co.	7.250%	1/15/24	1,300	1,098
Eastman Chemical Co.	7.600%	2/1/27	300	271
Inco Ltd.	7.200%	9/15/32	1,050	806
Lubrizol Corp.	6.500%	10/1/34	900	704
Monsanto Co.	5.500%	8/15/25	1,350	1,354

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Newmont Mining	5.875%	4/1/35	1,250	713
	Nucor Corp.	6.400%	12/1/37	1,800	1,727
	Placer Dome, Inc.	6.450%	10/15/35	700	554
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,547
	Reliance Steel & Aluminum	6.850%	11/15/36	350	283
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,775	1,256
2	Rohm & Haas Co.	9.800%	4/15/20	316	363
	Rohm & Haas Co.	7.850%	7/15/29	2,350	2,298
	Southern Copper Corp.	7.500%	7/27/35	2,500	1,913
	US Steel Corp.	6.650%	6/1/37	725	385
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,292
	Vale Overseas Ltd.	6.875%	11/21/36	6,475	5,973
	Weyerhaeuser Co.	8.500%	1/15/25	1,100	943
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	2,626

	Capital Goods (1.8%)
	3M Co.	5.700%	3/15/37	1,975	2,167
	Boeing Co.	8.750%	8/15/21	300	367
	Boeing Co.	8.750%	9/15/31	850	1,103
	Boeing Co.	6.125%	2/15/33	925	974
	Boeing Co.	6.625%	2/15/38	1,050	1,123
	Caterpillar, Inc.	6.625%	7/15/28	1,575	1,584
	Caterpillar, Inc.	7.300%	5/1/31	1,200	1,287
	Caterpillar, Inc.	6.050%	8/15/36	1,625	1,653
	Caterpillar, Inc.	6.950%	5/1/42	1,425	1,430
	CRH America Inc.	6.400%	10/15/33	1,500	871
	Deere & Co.	8.100%	5/15/30	1,000	1,130
	Deere & Co.	7.125%	3/3/31	700	729
	Dover Corp.	5.375%	10/15/35	350	336
	Dover Corp.	6.600%	3/15/38	1,200	1,387
	Emerson Electric Co.	6.000%	8/15/32	400	422
	Goodrich Corp.	6.800%	7/1/36	1,000	1,049
	Honeywell International, Inc.	5.700%	3/15/36	1,600	1,606
	Honeywell International, Inc.	5.700%	3/15/37	1,000	1,018
	Lafarge SA	7.125%	7/15/36	2,225	1,267
	Lockheed Martin Corp.	7.750%	5/1/26	150	186
	Lockheed Martin Corp.	6.150%	9/1/36	4,575	4,994
	Masco Corp.	7.750%	8/1/29	150	100
	Masco Corp.	6.500%	8/15/32	1,275	666
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	577
	Northrop Grumman Corp.	7.750%	2/15/31	2,790	3,475
	PACTIV Corp.	7.950%	12/15/25	1,000	901
	Parker-Hannifin Corp.	6.250%	5/15/38	725	724
	Raytheon Co.	6.400%	12/15/18	500	544
	Raytheon Co.	7.200%	8/15/27	400	453
	Raytheon Co.	7.000%	11/1/28	1,000	1,126
	Republic Services, Inc.	6.086%	3/15/35	225	159
	Rockwell Automation	6.700%	1/15/28	300	339
	Rockwell Automation	6.250%	12/1/37	1,100	1,215
	TRW, Inc.	7.750%	6/1/29	1,475	1,696
	Tyco International Group SA	7.000%	12/15/19	2,675	2,231
	United Technologies Corp.	6.125%	2/1/19	1,750	1,863
	United Technologies Corp.	8.875%	11/15/19	545	708
	United Technologies Corp.	6.700%	8/1/28	250	277
	United Technologies Corp.	7.500%	9/15/29	1,875	2,269

United Technologies Corp.	5.400%	5/1/35	2,400	2,296
United Technologies Corp.	6.050%	6/1/36	2,725	2,891
United Technologies Corp.	6.125%	7/15/38	1,250	1,359
USA Waste Services, Inc.	7.000%	7/15/28	2,000	1,641
Waste Management, Inc.	7.750%	5/15/32	875	776
WMX Technologies Inc.	7.100%	8/1/26	800	675

Communication (6.6%)
America Movil SA de C.V.	6.375%	3/1/35	1,975	1,694
America Movil SA de C.V.	6.125%	11/15/37	1,200	978

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ameritech Capital Funding	6.550%	1/15/28	1,000	903
AT&T Inc.	8.000%	11/15/31	6,000	7,777
AT&T Inc.	6.450%	6/15/34	7,750	8,614
AT&T Inc.	6.800%	5/15/36	1,175	1,367
AT&T Inc.	6.500%	9/1/37	4,700	5,239
AT&T Inc.	6.300%	1/15/38	7,175	7,869
AT&T Wireless	8.750%	3/1/31	5,850	7,168
BellSouth Capital Funding Corp.	7.875%	2/15/30	4,250	4,597
BellSouth Corp.	6.875%	10/15/31	1,275	1,313
BellSouth Corp.	6.550%	6/15/34	2,475	2,453
BellSouth Corp.	6.000%	11/15/34	1,480	1,317
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,052
British Telecommunications PLC	9.125%	12/15/30	5,475	5,846
CBS Corp.	7.875%	7/30/30	2,815	1,782
CBS Corp.	5.500%	5/15/33	1,025	531
CenturyTel Enterprises	6.875%	1/15/28	550	346
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,440
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	3,604
Comcast Corp.	5.650%	6/15/35	1,000	908
Comcast Corp.	6.500%	11/15/35	6,000	5,946
Comcast Corp.	6.450%	3/15/37	3,525	3,493
Comcast Corp.	6.950%	8/15/37	2,700	2,849
Comcast Corp.	6.400%	5/15/38	3,625	3,568
Deutsche Telekom International Finance	8.750%	6/15/30	8,825	10,855
Embarq Corp.	7.995%	6/1/36	3,000	1,912
France Telecom	8.500%	3/1/31	6,625	8,016
Grupo Televisa SA	6.625%	3/18/25	1,600	1,368
Grupo Televisa SA	8.500%	3/11/32	250	229
GTE Corp.	8.750%	11/1/21	900	968
GTE Corp.	6.940%	4/15/28	2,275	2,163
Koninklijke KPN NV	8.375%	10/1/30	1,825	1,910
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	824
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,501
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	361
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,332
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,168
News America Inc.	6.550%	3/15/33	225	201
News America Inc.	6.200%	12/15/34	9,350	8,248
News America Inc.	6.400%	12/15/35	3,075	2,982
Pacific Bell	7.125%	3/15/26	550	575
Rogers Communications Inc.	7.500%	8/15/38	1,400	1,540
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,201
Telecom Italia Capital	6.375%	11/15/33	4,025	2,855
Telecom Italia Capital	6.000%	9/30/34	1,400	958
Telecom Italia Capital	7.200%	7/18/36	1,625	1,272
Telecom Italia Capital	7.721%	6/4/38	1,375	1,143
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	6,383
Telefonica Europe BV	8.250%	9/15/30	2,500	2,901
Thomson Corp.	5.500%	8/15/35	900	671
Time Warner Cable Inc.	8.750%	2/14/19	1,775	1,914
Time Warner Cable Inc.	6.550%	5/1/37	3,800	3,626
Time Warner Cable Inc.	7.300%	7/1/38	4,675	4,903
Time Warner Entertainment	8.375%	3/15/23	2,733	2,741
Time Warner Entertainment	8.375%	7/15/33	1,950	1,957
US Cellular	6.700%	12/15/33	950	693

US West Communications Group	7.500%	6/15/23	2,300	1,598
US West Communications Group	6.875%	9/15/33	4,200	2,499
Verizon Communications Corp.	6.250%	4/1/37	2,425	2,500
Verizon Communications Corp.	6.400%	2/15/38	3,900	4,186
Verizon Communications Corp.	6.900%	4/15/38	2,200	2,515
Verizon Communications Corp.	8.950%	3/1/39	2,775	3,637
Verizon Global Funding Corp.	7.750%	12/1/30	7,525	8,360
Verizon Global Funding Corp.	5.850%	9/15/35	2,775	2,694
Verizon Maryland, Inc.	5.125%	6/15/33	500	367
Verizon New York, Inc.	7.375%	4/1/32	650	544
Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,105

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vodafone Group PLC	6.250%	11/30/32	200	189
Vodafone Group PLC	6.150%	2/27/37	5,575	5,596

Consumer Cyclical (2.9%)
CVS Caremark Corp.	6.250%	6/1/27	2,550	2,373
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	5,275	3,848
Darden Restaurants Inc.	6.800%	10/15/37	850	584
Federated Retail Holding	6.375%	3/15/37	2,700	1,538
Home Depot Inc.	5.875%	12/16/36	6,325	4,971
J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	699
J.C. Penney Co., Inc.	6.375%	10/15/36	2,850	1,756
J.C. Penney Co., Inc.	7.400%	4/1/37	750	508
Johnson Controls, Inc.	6.000%	1/15/36	475	301
Kohl’s Corp.	6.000%	1/15/33	400	256
Kohl’s Corp.	6.875%	12/15/37	1,000	712
Lowe’s Cos., Inc.	6.875%	2/15/28	550	541
Lowe’s Cos., Inc.	6.500%	3/15/29	1,800	1,661
Lowe’s Cos., Inc.	5.500%	10/15/35	800	650
Lowe’s Cos., Inc.	5.800%	10/15/36	2,250	1,881
Macy’s Retail Holdings Inc.	6.650%	7/15/24	1,450	798
Macy’s Retail Holdings Inc.	6.790%	7/15/27	800	422
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,100	592
Macys Retail Holdings Inc.	6.900%	4/1/29	150	81
McDonald’s Corp.	6.300%	10/15/37	1,750	1,903
McDonald’s Corp.	6.300%	3/1/38	2,025	2,233
Nordstrom, Inc.	6.950%	3/15/28	300	197
Nordstrom, Inc.	7.000%	1/15/38	1,200	731
Target Corp.	7.000%	7/15/31	550	505
Target Corp.	6.350%	11/1/32	3,000	2,543
Target Corp.	6.500%	10/15/37	3,300	2,905
Target Corp.	7.000%	1/15/38	4,700	4,397
The Walt Disney Co.	7.000%	3/1/32	1,150	1,347
Time Warner, Inc.	9.150%	2/1/23	1,980	2,190
Time Warner, Inc.	7.570%	2/1/24	500	478
Time Warner, Inc.	6.950%	1/15/28	1,000	903
Time Warner, Inc.	6.625%	5/15/29	6,975	6,125
Time Warner, Inc.	7.625%	4/15/31	5,185	5,121
Time Warner, Inc.	7.700%	5/1/32	1,040	1,032
Time Warner, Inc.	6.500%	11/15/36	875	781
VF Corp.	6.450%	11/1/37	1,500	1,225
Viacom Inc.	6.875%	4/30/36	3,850	3,090
Wal-Mart Stores, Inc.	5.875%	4/5/27	4,025	4,308
Wal-Mart Stores, Inc.	7.550%	2/15/30	4,425	5,428
Wal-Mart Stores, Inc.	5.250%	9/1/35	4,900	4,920
Wal-Mart Stores, Inc.	6.500%	8/15/37	5,525	6,615
Wal-Mart Stores, Inc.	6.200%	4/15/38	2,100	2,349
Western Union Co.	6.200%	11/17/36	1,350	1,054
Yum! Brands, Inc.	6.875%	11/15/37	1,950	1,572

Consumer Noncyclical (5.2%)
Abbott Laboratories	6.150%	11/30/37	2,375	2,802
Altria Group, Inc.	9.950%	11/10/38	3,500	3,834
Amgen Inc.	6.375%	6/1/37	2,125	2,257
Amgen Inc.	6.900%	6/1/38	1,750	2,001
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	2,894

Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	540
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	790
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	250
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,975	3,105
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	238
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,385
Archer-Daniels-Midland Co.	6.450%	1/15/38	675	687
AstraZeneca PLC	6.450%	9/15/37	7,275	8,311
Baxter International, Inc.	6.250%	12/1/37	800	909
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,538

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,023
	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,895
	Bristol-Myers Squibb Co.	6.125%	5/1/38	2,275	2,527
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	232
	C.R. Bard, Inc.	6.700%	12/1/26	500	499
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,333
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	563
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,227
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,475	3,612
	Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,675	1,708
	ConAgra Foods, Inc.	9.750%	3/1/21	129	153
	ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,100
	ConAgra Foods, Inc.	7.000%	10/1/28	175	167
	ConAgra Foods, Inc.	8.250%	9/15/30	950	1,008
	Covidien International	6.550%	10/15/37	2,325	2,289
	Delhaize America Inc.	9.000%	4/15/31	2,000	2,024
	Diageo Capital PLC	5.875%	9/30/36	500	472
3	Dr. Pepper Snapple Group	7.450%	5/1/38	600	595
	Eli Lilly & Co.	7.125%	6/1/25	1,000	1,172
	Eli Lilly & Co.	5.500%	3/15/27	4,300	4,389
	Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	963
	Fortune Brands Inc.	5.875%	1/15/36	925	678
	Genentech Inc.	5.250%	7/15/35	1,025	987
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,838
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,475	7,430
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,807
	H.J. Heinz Co.	6.750%	3/15/32	1,625	1,461
	Johnson & Johnson	6.950%	9/1/29	2,125	2,745
	Johnson & Johnson	4.950%	5/15/33	1,325	1,369
	Johnson & Johnson	5.950%	8/15/37	975	1,188
	Johnson & Johnson	5.850%	7/15/38	2,600	3,089
	Kellogg Co.	7.450%	4/1/31	2,600	3,226
	Kimberly-Clark Corp.	6.625%	8/1/37	1,400	1,590
	Kraft Foods, Inc.	6.500%	11/1/31	1,650	1,598
	Kraft Foods, Inc.	7.000%	8/11/37	4,800	4,841
	Kraft Foods, Inc.	6.875%	1/26/39	1,850	1,891
	Kroger Co.	6.150%	1/15/20	2,400	2,348
	Kroger Co.	7.700%	6/1/29	375	407
	Kroger Co.	8.000%	9/15/29	1,925	2,154
	Kroger Co.	7.500%	4/1/31	1,350	1,484
	Merck & Co.	6.300%	1/1/26	500	540
	Merck & Co.	6.400%	3/1/28	2,200	2,402
	Merck & Co.	5.950%	12/1/28	1,050	1,091
	Merck & Co.	5.750%	11/15/36	300	311
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,174
	Pharmacia Corp.	6.600%	12/1/28	1,925	2,154
	Philip Morris International Inc.	6.375%	5/16/38	3,600	3,810
	Philips Electronics NV	6.875%	3/11/38	3,125	2,976
	Procter & Gamble Co.	6.450%	1/15/26	1,600	1,830
	Procter & Gamble Co.	5.800%	8/15/34	100	107
	Procter & Gamble Co.	5.550%	3/5/37	4,650	5,216
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,178	2,610
	Quest Diagnostic, Inc.	6.950%	7/1/37	925	796
	Reynolds American Inc.	7.250%	6/15/37	600	426
	Safeway, Inc.	7.250%	2/1/31	1,756	2,025

Sara Lee Corp.	6.125%	11/1/32	625	518
Schering-Plough Corp.	6.750%	12/1/33	2,825	2,940
Schering-Plough Corp.	6.550%	9/15/37	1,675	1,703
Sysco Corp.	5.375%	9/21/35	1,000	953
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,320
Unilever Capital Corp.	5.900%	11/15/32	3,925	3,934
Wyeth	6.450%	2/1/24	2,225	2,508
Wyeth	6.500%	2/1/34	1,125	1,252
Wyeth	6.000%	2/15/36	3,075	3,336
Wyeth	5.950%	4/1/37	3,800	4,135

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy (3.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	895
Amerada Hess Corp.	7.875%	10/1/29	3,850	3,736
Amerada Hess Corp.	7.125%	3/15/33	925	824
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,328
Anadarko Petroleum Corp.	6.450%	9/15/36	5,725	4,521
Apache Corp.	6.000%	1/15/37	1,950	1,868
Apache Finance Canada Corp.	7.750%	12/15/29	650	715
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,017
Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,065
Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,741
Cameron International Corp.	7.000%	7/15/38	1,200	956
Canadian Natural Resources	7.200%	1/15/32	1,400	1,247
Canadian Natural Resources	6.450%	6/30/33	1,175	952
Canadian Natural Resources	6.500%	2/15/37	1,975	1,617
Canadian Natural Resources	6.250%	3/15/38	1,750	1,378
Canadian Natural Resources	6.750%	2/1/39	800	666
Conoco Funding Co.	7.250%	10/15/31	400	427
Conoco, Inc.	6.950%	4/15/29	450	488
ConocoPhillips	5.900%	10/15/32	1,050	1,047
ConocoPhillips Canada	5.950%	10/15/36	950	922
Devon Energy Corp.	7.950%	4/15/32	860	956
Devon Financing Corp.	7.875%	9/30/31	4,400	4,823
Encana Corp.	6.500%	8/15/34	4,825	3,857
Encana Corp.	6.625%	8/15/37	1,400	1,130
Global Marine, Inc.	7.000%	6/1/28	800	703
Halliburton Co.	6.700%	9/15/38	1,300	1,393
Husky Energy Inc.	6.150%	6/15/19	510	445
Husky Energy Inc.	6.800%	9/15/37	1,225	952
Kerr McGee Corp.	6.950%	7/1/24	2,000	1,726
Kerr McGee Corp.	7.875%	9/15/31	500	460
Lasmo Inc.	7.300%	11/15/27	600	650
Marathon Oil Corp.	6.600%	10/1/37	4,575	3,400
Nexen, Inc.	7.875%	3/15/32	550	522
Nexen, Inc.	5.875%	3/10/35	1,850	1,363
Nexen, Inc.	6.400%	5/15/37	3,300	2,587
Noble Energy Inc.	8.000%	4/1/27	775	759
Norsk Hydro	7.250%	9/23/27	3,150	3,490
Norsk Hydro	7.150%	1/15/29	1,000	1,089
Petro-Canada	7.875%	6/15/26	150	140
Petro-Canada	7.000%	11/15/28	250	212
Petro-Canada	5.350%	7/15/33	1,650	1,097
Petro-Canada	5.950%	5/15/35	2,500	1,724
Petro-Canada	6.800%	5/15/38	2,275	1,710
Shell International Finance BV	6.375%	12/15/38	6,225	7,090
Suncor Energy, Inc.	7.150%	2/1/32	800	679
Suncor Energy, Inc.	5.950%	12/1/34	875	631
Suncor Energy, Inc.	6.500%	6/15/38	4,825	3,671
Talisman Energy, Inc.	7.250%	10/15/27	450	340
Talisman Energy, Inc.	5.850%	2/1/37	2,700	1,871
Tosco Corp.	8.125%	2/15/30	7,500	8,820
Transocean Inc.	7.500%	4/15/31	1,525	1,364
Transocean Inc.	6.800%	3/15/38	2,300	2,024
Valero Energy Corp.	7.500%	4/15/32	2,450	1,951
Valero Energy Corp.	6.625%	6/15/37	2,725	2,006

Weatherford International Inc.	6.500%	8/1/36	1,500	1,106
Weatherford International Inc.	6.800%	6/15/37	700	528
Weatherford International Inc.	7.000%	3/15/38	1,100	854
XTO Energy, Inc.	6.100%	4/1/36	1,125	918
XTO Energy, Inc.	6.750%	8/1/37	4,150	3,891
XTO Energy, Inc.	6.375%	6/15/38	2,125	1,818

Technology (0.8%)
Corning Inc.	7.250%	8/15/36	600	450
Dell Inc.	7.100%	4/15/28	500	435

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dell Inc.	6.500%	4/15/38	1,400	1,154
	Electronic Data Systems	7.450%	10/15/29	375	397
	Equifax Inc.	7.000%	7/1/37	600	381
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,194
	International Business Machines Corp.	6.220%	8/1/27	4,600	4,861
	International Business Machines Corp.	6.500%	1/15/28	3,725	4,059
	International Business Machines Corp.	5.875%	11/29/32	950	975
	International Business Machines Corp.	8.000%	10/15/38	1,500	1,999
	International Business Machines Corp.	7.125%	12/1/96	400	462
	Motorola, Inc.	7.500%	5/15/25	225	121
	Motorola, Inc.	6.500%	9/1/25	1,300	673
	Motorola, Inc.	6.500%	11/15/28	975	505
	Motorola, Inc.	6.625%	11/15/37	2,425	1,147
	Oracle Corp.	6.500%	4/15/38	3,125	3,611
	Pitney Bowes, Inc.	5.250%	1/15/37	450	415
	Science Applications International Corp.	5.500%	7/1/33	500	375
	Tyco Electronics Group	7.125%	10/1/37	1,250	933
	Xerox Capital Trust I	8.000%	2/1/27	1,050	706

	Transportation (1.3%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	702
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,441
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	715
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	1,325	1,230
	Canadian National Railway Co.	6.250%	8/1/34	2,450	2,475
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,348
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	1,660
	CNF, Inc.	6.700%	5/1/34	1,825	1,315
2	Continental Airlines, Inc.	6.545%	2/2/19	955	759
2	Continental Airlines, Inc.	5.983%	4/19/22	3,500	2,345
	CSX Corp.	7.950%	5/1/27	675	687
	CSX Corp.	6.000%	10/1/36	175	142
	CSX Corp.	6.150%	5/1/37	2,025	1,671
	CSX Corp.	7.450%	4/1/38	1,600	1,559
2	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	901	578
2	Delta Air Lines, Inc.	6.821%	8/10/22	2,057	1,224
	Federal Express Corp.	7.600%	7/1/97	1,000	852
	Norfolk Southern Corp.	9.750%	6/15/20	411	477
	Norfolk Southern Corp.	5.590%	5/17/25	716	658
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,099
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,782
	Norfolk Southern Corp.	7.050%	5/1/37	2,225	2,320
	Norfolk Southern Corp.	7.900%	5/15/97	450	505
2	Southwest Airlines Co.	6.150%	8/1/22	822	641
	Union Pacific Corp.	7.125%	2/1/28	600	608
	Union Pacific Corp.	6.625%	2/1/29	2,625	2,487
	Union Pacific Corp.	6.150%	5/1/37	1,000	926
2	Union Pacific Railroad Co.	6.176%	1/2/31	942	923
	United Parcel Service of America	8.375%	4/1/20	500	646
	United Parcel Service of America	8.375%	4/1/30	500	642
	United Parcel Service of America	6.200%	1/15/38	3,600	3,969
					714,310
Utilities (6.0%)
	Electric (4.5%)

AEP Texas Central Co.	6.650%	2/15/33	1,950	1,782
AmerenEnergy Generating	7.950%	6/1/32	1,750	1,545
American Water Capital Corp.	6.593%	10/15/37	2,025	1,548
Appalachian Power Co.	5.800%	10/1/35	350	286
Appalachian Power Co.	7.000%	4/1/38	850	812
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	861
Carolina Power & Light Co.	6.300%	4/1/38	250	272
CenterPoint Energy Houston	6.950%	3/15/33	925	852
Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	760
Columbus Southern Power	5.850%	10/1/35	800	701

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Edison Co.	5.875%	2/1/33	250	213
Commonwealth Edison Co.	5.900%	3/15/36	2,000	1,663
Commonwealth Edison Co.	6.450%	1/15/38	400	365
Connecticut Light & Power Co.	6.350%	6/1/36	750	768
Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	966
Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,738
Consolidated Edison Co. of New York	6.200%	6/15/36	550	534
Consolidated Edison Co. of New York	6.300%	8/15/37	1,450	1,427
Consolidated Edison Co. of New York	6.750%	4/1/38	1,000	1,043
Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	1,531
Consumers Energy Co.	5.650%	4/15/20	1,250	1,168
Detroit Edison Co.	5.700%	10/1/37	500	456
Dominion Resources, Inc.	8.875%	1/15/19	1,475	1,587
Dominion Resources, Inc.	6.300%	3/15/33	2,150	1,828
Dominion Resources, Inc.	5.950%	6/15/35	1,150	1,015
Dominion Resources, Inc.	7.000%	6/15/38	1,600	1,548
DTE Energy Co.	6.375%	4/15/33	800	632
Duke Energy Carolinas LLC	6.100%	6/1/37	825	828
Duke Energy Carolinas LLC	6.000%	1/15/38	875	873
Duke Energy Carolinas LLC	6.050%	4/15/38	2,000	2,008
Duke Energy Corp.	6.000%	12/1/28	1,000	1,015
Duke Energy Corp.	6.450%	10/15/32	1,050	1,127
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,067
El Paso Electric Co.	6.000%	5/15/35	1,400	956
Energy East Corp.	6.750%	7/15/36	1,425	1,205
Exelon Corp.	5.625%	6/15/35	1,975	1,318
FirstEnergy Corp.	7.375%	11/15/31	4,800	4,549
Florida Power & Light Co.	5.950%	10/1/33	950	1,018
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,207
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,869
Florida Power & Light Co.	6.200%	6/1/36	150	167
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,233
Florida Power & Light Co.	5.850%	5/1/37	625	668
Florida Power & Light Co.	5.950%	2/1/38	350	380
Florida Power Corp.	6.350%	9/15/37	2,225	2,455
Florida Power Corp.	6.400%	6/15/38	2,575	2,944
Georgia Power Co.	5.650%	3/1/37	2,075	1,971
Indiana Michigan Power Co.	6.050%	3/15/37	3,075	2,503
Kansas City Power & Light	6.050%	11/15/35	500	399
MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,817
MidAmerican Energy Co.	5.750%	11/1/35	850	753
MidAmerican Energy Co.	5.800%	10/15/36	875	788
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	318
MidAmerican Energy Holdings Co.	6.125%	4/1/36	6,925	6,412
MidAmerican Energy Holdings Co.	5.950%	5/15/37	4,275	3,885
MidAmerican Energy Holdings Co.	6.500%	9/15/37	700	676
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,333
Nevada Power Co.	6.750%	7/1/37	2,500	2,235
NiSource Finance Corp.	6.800%	1/15/19	850	584
NiSource Finance Corp.	5.450%	9/15/20	725	441
Northern States Power Co.	5.250%	7/15/35	1,175	1,115
Northern States Power Co.	6.250%	6/1/36	525	571
Northern States Power Co.	6.200%	7/1/37	1,050	1,136
Ohio Power Co.	6.600%	2/15/33	400	374
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,561

Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	1,828
Oncor Electric Delivery Co.	7.250%	1/15/33	325	297
Pacific Gas & Electric Co.	6.050%	3/1/34	8,800	9,123
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	2,127
PacifiCorp	7.700%	11/15/31	400	480
PacifiCorp	5.250%	6/15/35	1,150	1,040
PacifiCorp	5.750%	4/1/37	1,000	970
PacifiCorp	6.250%	10/15/37	1,200	1,246
Pepco Holdings, Inc.	7.450%	8/15/32	300	248
Potomac Electric Power	6.500%	11/15/37	1,500	1,467
PPL Energy Supply LLC	6.000%	12/15/36	1,350	946

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progress Energy, Inc.	7.750%	3/1/31	1,725	1,739
Progress Energy, Inc.	7.000%	10/30/31	925	859
PSE&G Power LLC	8.625%	4/15/31	400	418
PSI Energy Inc.	6.120%	10/15/35	600	562
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,057
Public Service Co. of Colorado	6.500%	8/1/38	500	533
Public Service Co. of Oklahoma	6.625%	11/15/37	300	272
Public Service Electric & Gas	5.250%	7/1/35	675	587
Public Service Electric & Gas	5.800%	5/1/37	2,925	2,743
Puget Sound Energy Inc.	5.483%	6/1/35	825	661
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,271
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	558
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,748
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,225	1,282
Southern California Edison Co.	6.650%	4/1/29	700	734
Southern California Edison Co.	5.750%	4/1/35	400	430
Southern California Edison Co.	5.350%	7/15/35	3,175	3,234
Southern California Edison Co.	5.625%	2/1/36	1,100	1,164
Southern California Edison Co.	5.550%	1/15/37	600	629
Southern California Edison Co.	5.950%	2/1/38	975	1,081
Southwestern Electric Power	6.450%	1/15/19	175	171
Tampa Electric Co.	6.550%	5/15/36	450	395
Toledo Edison Co.	6.150%	5/15/37	600	478
United Utilities PLC	5.375%	2/1/19	1,000	853
United Utilities PLC	6.875%	8/15/28	375	312
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	1,643
Virginia Electric & Power Co.	6.000%	5/15/37	825	806
Virginia Electric & Power Co.	6.350%	11/30/37	1,000	997
Virginia Electric & Power Co.	8.875%	11/15/38	1,700	2,156
Wisconsin Electric Power Co.	5.625%	5/15/33	450	430
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,614
Wisconsin Power & Light Co.	6.375%	8/15/37	950	914
Xcel Energy, Inc.	6.500%	7/1/36	650	598

Natural Gas (1.4%)
AGL Capital Corp.	6.000%	10/1/34	850	618
Duke Capital Corp.	8.000%	10/1/19	425	406
Duke Capital Corp.	6.750%	2/15/32	1,705	1,311
Duke Energy Field Services	8.125%	8/16/30	500	451
El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,135
Enbridge Energy Partners	9.875%	3/1/19	1,700	1,713
Enbridge Energy Partners	7.500%	4/15/38	525	428
Energy Transfer Partners LP	6.625%	10/15/36	1,125	788
Energy Transfer Partners LP	7.500%	7/1/38	775	606
Enterprise Products Operating LP	6.500%	1/31/19	2,300	1,920
Enterprise Products Operating LP	6.875%	3/1/33	875	681
Enterprise Products Operating LP	6.650%	10/15/34	900	677
KeySpan Corp.	8.000%	11/15/30	1,175	1,160
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	441
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	835
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,142
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,043
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,425	2,803
ONEOK Inc.	6.000%	6/15/35	975	706
ONEOK Partners, LP	6.650%	10/1/36	3,425	2,717

ONEOK Partners, LP	6.850%	10/15/37	1,200	929
Plains All American Pipeline LP	6.650%	1/15/37	1,175	806
San Diego Gas & Electric	5.350%	5/15/35	1,775	1,641
San Diego Gas & Electric	6.125%	9/15/37	625	642
Southern California Gas Co.	5.750%	11/15/35	75	71
Southern Union Co.	7.600%	2/1/24	500	356
Southern Union Co.	8.250%	11/15/29	1,000	765
Tennessee Gas Pipeline	7.000%	10/15/28	2,650	1,975
Teppco Partners, LP	7.550%	4/15/38	1,125	853
Texas Eastern Transmission	7.000%	7/15/32	700	615

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,369
	Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,128
	Trans-Canada Pipelines	6.200%	10/15/37	2,000	1,787
	Trans-Canada Pipelines	7.250%	8/15/38	1,700	1,696
	Williams Cos., Inc.	7.500%	1/15/31	5,850	3,978
	Williams Cos., Inc.	7.750%	6/15/31	2,750	1,897

	Other Utility (0.1%)
	Veolia Environnement	6.750%	6/1/38	1,750	1,474
					182,924
Total Corporate Bonds (Cost $1,321,700)					1,191,700

Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	Asian Development Bank	5.593%	7/16/18	4,000	4,825
	European Investment Bank	4.875%	2/15/36	2,400	2,941
	Federative Republic of Brazil	8.875%	4/15/24	3,000	3,690
	Federative Republic of Brazil	8.750%	2/4/25	8,500	10,370
	Federative Republic of Brazil	10.125%	5/15/27	6,700	9,223
	Federative Republic of Brazil	8.250%	1/20/34	6,500	7,914
	Federative Republic of Brazil	7.125%	1/20/37	7,500	8,400
	Federative Republic of Brazil	11.000%	8/17/40	13,000	16,900
	Inter-American Development Bank	7.000%	6/15/25	750	1,045
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,646
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,623
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,626
	Korea Electric Power	7.000%	2/1/27	750	634
	Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	2,178
	Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	6,275	2,019
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,140
3	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,152
	Petrobras International Finance	8.375%	12/10/18	1,500	1,539
	Province of British Columbia	6.500%	1/15/26	1,500	2,034
	Province of Manitoba	9.250%	4/1/20	1,500	2,309
	Province of Nova Scotia	9.125%	5/1/21	1,280	2,021
	Province of Quebec	7.500%	7/15/23	600	827
	Province of Quebec	7.125%	2/9/24	3,800	4,898
	Province of Quebec	7.500%	9/15/29	3,625	5,097
	Province of Saskatchewan	7.375%	7/15/13	600	745
	Quebec Hydro Electric	9.400%	2/1/21	1,480	2,290
	Quebec Hydro Electric	8.400%	1/15/22	775	1,146
	Quebec Hydro Electric	8.050%	7/7/24	5,000	7,127
	Quebec Hydro Electric	8.500%	12/1/29	1,200	1,897
	Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,916
	Republic of Finland	6.950%	2/15/26	195	292
	Republic of Italy	6.875%	9/27/23	6,600	8,341
	Republic of Italy	5.375%	6/15/33	5,750	6,613
	Republic of Korea	5.625%	11/3/25	900	776
	Republic of Peru	7.350%	7/21/25	3,000	2,955
2	Republic of Peru	6.550%	3/14/37	5,000	4,450
	Republic of South Africa	5.875%	5/30/22	3,000	2,520
	United Mexican States	5.950%	3/19/19	3,500	3,517
	United Mexican States	8.125%	12/30/19	5,750	6,713

United Mexican States	8.300%	8/15/31	2,275	2,747
United Mexican States	6.750%	9/27/34	15,625	16,328
United Mexican States	6.050%	1/11/40	3,700	3,598

Total Sovereign Bonds (Cost $173,101)				176,022

Taxable Municipal Bonds (1.5%)
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	5,428
Connecticut GO	5.850%	3/15/32	4,200	4,020
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,577
Illinois (Taxable Pension) GO	5.100%	6/1/33	22,125	19,381
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	500	458

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2008
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	5,250	5,310
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	29
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	547
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	592
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,785
Oregon School Board Assn.	4.759%	6/30/28	1,850	1,557
Oregon School Board Assn.	5.528%	6/30/28	1,500	1,395
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,840	2,405
Wisconsin Public Service Rev.	5.700%	5/1/26	900	819

Total Taxable Municipal Bonds (Cost $50,184)	45,303

Shares

Temporary Cash Investments (1.7%)
4	Vanguard Market Liquidity Fund (Cost $50,700)	1.378%	50,699,568	50,700

Total Investments (99.2%) (Cost $2,880,434)	3,030,609
Other Assets and Liabilities—Net (0.8%)	24,918
Net Assets (100%)	3,055,527

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $7,753,000, representing 0.3% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 23, 2009. Our audits included audits of the Funds’ schedules of investments as of December 31, 2008. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the finan-cial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 23, 2009

© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNAQ840 022009

>	Vanguard Inflation-Protected Securities Fund posted a modestly negative return, as the financial and economic turmoil drove down inflation expectations.
>	The negative returns of inflation-protected U.S. Treasuries stood in marked contrast to the rally in conventional Treasuries.
>	By the end of the period, the yields on inflation-protected securities were near the top of their historical range.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	7
Fund Profile	9
Performance Summary	10
Financial Statements	12
About Your Fund’s Expenses	24
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	VIPSX	–2.85%
Admiral™ Shares[1]	VAIPX	–2.78
Institutional Shares[2]	VIPIX	–2.81
Barclays Capital U.S. Treasury Inflation Notes Index		–2.35
Average Treasury Inflation-Protected Securities Fund[3]		–4.14

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation Protected Securities Fund
Investor Shares	$12.45	$11.52	$0.614	$0.000
Admiral Shares	24.45	22.62	1.227	0.000
Institutional Shares	9.96	9.21	0.501	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3	Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Inflation Protected Securities Fund returned –2.85% for the 12 months ended December 31, 2008. (The returns of the fund’s Admiral and Institutional Share were modestly higher.) The prices of U.S. Treasury inflation-protected notes dropped, reflecting both declines in energy prices and downward revisions in investors’ longer-term inflation expectations.

The prices of conventional Treasuries, by contrast, surged, as jittery investors stampeded into the market’s most liquid securities. (U.S. Treasury inflation-protected notes are liquid and of the same quality as conventional Treasuries, but investors haven’t tended to flee into these securities in times of distress.)

The fund’s return was a bit below that of its benchmark index, and better than the average return of its peer group. The components of the fund’s total return—and its 30-day SEC yield at the beginning and end of the period—appear in the table on page 4.

U.S. Treasuries provided a safe and liquid haven

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to a number of high-profile bankruptcies and government rescues in the financial sector.

2

Bonds provided shelter from the turmoil, though strength was largely confined to U.S. Treasuries. Conventional Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Global stock markets faced historic challenges

U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent upheaval.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

A swift and dramatic reversal in expectations

At the start of the year, energy prices hit all-time highs, and surging commodity and food prices kept inflation at the front of investors’ minds. The Investor Shares of Vanguard Inflation-Protected Securities Fund returned 5.16% for the first six months of 2008, as investors bid up the prices of inflation-protected securities. By the end of June, the fund’s Investor Shares yielded just 1.16%.

Over the next six months, as the financial markets’ distress reverberated through the global economy, oil dropped from more than $140 per barrel to about $40, and commodity prices collapsed. Toward the end of the year, the government reported record declines in the Consumer Price Index, the benchmark used to determine adjustments to the inflation-protected notes, largely because of the decline in energy prices. Vanguard Inflation-Protected Securities Fund’s Investor Shares returned –7.62% for the year’s final six months, as the Investor Shares’ yield rose to 3.17%. For the full 12 months, the Investor Shares returned –2.85%, which comprised an income return of 4.62% and a capital return of –7.47%.

The fund fell a few steps behind its benchmark index, in part because of operating and transaction costs and in part because of its slightly shorter duration (a measure of interest rate sensitivity), which restrained performance. The fund held up better than its peer group, which returned an average of –4.14% for the year.

Yields and Returns
			Components of Total Returns
	30-Day SEC Yields		12 Months Ended December 31, 2008
	Yields on December 31,
			Capital	Income	Total
Inflation-Protected Securities Fund	2007	2008	Return	Return	Return
Investor Shares	1.41%	3.17%	–7.47%	4.62%	–2.85%
Admiral Shares	1.50	3.27	–7.48	4.70	–2.78
Institutional Shares	1.53	3.32	–7.53	4.72	–2.81

4

A notably strong performance compared with other assets

Since its June 2000 inception, the Inflation-Protected Securities Fund has returned an average of 6.71% a year, superior to the returns of stocks and the broad bond market during a period bookended by extreme distress in the financial markets. The fund has captured most of the return available from the market for inflation-protected securities, trailing its benchmark index by an amount consistent with its costs. The fund has outperformed the average return of similar funds.

These results are a tribute to Vanguard Fixed Income Group, which was a pioneer in the management of inflation-protected securities and has maintained its disciplined, prudent approach as the size of the inflation-protected market has increased substantially in recent years. The results also reflect the importance of low costs, which help investors maximize their share of the fund’s returns. Your fund’s expense ratio is a fraction of the costs incurred by its typical peer.

A sensible response to strange times

The past year’s turmoil has created a number of relationships that, just six months ago, would have seemed highly unlikely. At the end of 2008, the difference between the yields of conventional and inflation-protected securities suggested that the market expected inflation to

Total Returns
Period Ended December 31, 2008[1]
Average
Annual Return
Inflation-Protected Securities Fund Investor Shares	6.71%
Barclays Capital U.S. Treasury Inflation Notes Index	6.92
Average Treasury Inflation Protected Securities Fund[2]	6.15

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios[3]
Your Fund Compared With Its Peer Group

				Average Treasury
				Inflation Protected
	Investor	Admiral	Institutional	Securities
	Shares	Shares	Shares	Fund
Inflation-Protected Securities Fund	0.20%	0.11%	0.08%	0.90%

1	Since the fund’s inception on June 29, 2000.
2	Derived from data provided by Lipper Inc.
3

The fund expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the Inflation-Protected Securities Fund’s expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

5

be less than 1% per year over the next decade. Over the next five years, the market expects significant deflation, a measure of the market’s concern about the near- and longer-term economic outlook.

Are we likely to experience an extended period of stable-to-declining prices? No one can say with confidence, which is why we advise investors to maintain a portfolio that is diversified within asset classes and balanced among them. Such a strategy can provide at least some protection from the stock market’s occasionally severe downturns, as seen in 2008, while also putting you in a position to benefit from eventual market recovery. Vanguard Inflation-Protected Securities Fund can play a role in such a strategy, while also offering some protection from the inflation that can whittle away at a portfolio’s purchasing power over time.

We thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 16, 2009

6

Advisor’s Report

For the fiscal year ended December 31, 2008, the Investor Shares of Vanguard Inflation-Protected Securities Fund returned –2.85%; the Admiral Shares –2.78%; and the Institutional Shares –2.81%. These returns were a bit below the –2.35% return of the Barclays Capital U.S. Treasury Inflation Notes Index. The average return of the fund’s peer group was –4.14%.

The investment environment

Credit-market problems that first began to surface in mid-2007 intensified during the past 12 months, ultimately leading to a severe disruption of the market’s normal lending and borrowing activity. Over the full 12 months, the Federal Reserve Board lowered its short-term interest rate target to a range of 0.00% to 0.25%, from 4.25% at the start.

The upheaval in the financial sector reverberated through the real economy, producing significant changes in the market’s inflation expectations. Just six months ago, as we noted in the fund’s semiannual report, the Consumer Price Index (CPI) was rising faster than expected, largely on the strength of surging energy prices. In the first half of the year, inflation adjustments to the fund’s securities added about 3.1 percentage points to the fund’s return, and inflation-indexed securities handily outperformed conventional U.S. Treasuries.

In the year’s second half, these relationships were turned upside down. Energy prices collapsed as a potentially deep recession took hold in developed and emerging economies. The CPI declined in the final three months of 2008, offsetting some of

Yields of U.S. Treasury Bonds
	December 31,	December 31,
Maturity	2007	2008
2 years	3.05%	0.77%
3 years	3.03	0.97
5 years	3.44	1.55
10 years	4.03	2.21
30 years	4.45	2.68

Source: Vanguard.

7

the earlier upward adjustment to the value of inflation-indexed securities. Investors also reduced their longer-term inflation expectations, nudging Treasury Inflation Protected Securities (TIPS) prices lower and igniting a rally in conventional Treasuries. Over the full year, the Barclays Capital U.S. Treasury Inflation Notes Index returned –2.35%, compared with 13.74% for the Barclays Capital U.S. Treasury Index.

In addition to these fundamental economic forces, conventional Treasuries benefited from their customary role as a safe, liquid haven in unsettled markets. TIPS are similarly liquid, and of the same quality, but they don’t play the same safe-haven role as the much-larger conventional Treasury market.

Management of the fund

The fund’s 12-month return was a bit below that of its benchmark. Some of the gap is explained by the operating and transaction costs of a real-world portfolio, but the fund also paid a modest penalty in relative performance for keeping its duration a bit shorter than that of the benchmark. We used the market for conventional Treasuries to implement this strategy. When rates of conventional Treasuries declined, rather than rising modestly, this position worked against us. This positioning reflected our expectation that interest rates would rise modestly. Compared with the benchmark, the fund also held securities that had more inflation accrued in their principal value. As investors contemplated a deflationary environment, these issues underperformed securities with less inflation accrued in their prices and thus less risk that those accruals would be reduced.

The fund did better than the average return of its peer group, benefiting from its pure focus on U.S. Treasury Inflation Indexed Notes, its policy of limiting risk relative to the benchmark index, and its low costs.

Investment outlook

At the end of the period, the yield of the 10-year inflation indexed note stood at 2.09%, compared with a conventional Treasury yield of 2.21%, suggesting that investors expect prices to rise at an average of 0.12% a year over the next decade. The difference between the yields of inflation-indexed and conventional 5-year Treasuries indicates that investors expect significant deflation over that time span. In our view, TIPS are attractively valued relative to Treasuries at these levels. We believe that the unprecedented monetary and fiscal stimulus being provided by the U.S. government will be successful in preventing significant deflation.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

January 21, 2009

8

Vanguard Inflation-Protected Securities Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	24	26	9,168
Yield[3]		6.4%	4.0%
Investor Shares	3.2%
Admiral Shares	3.3%
Institutional Shares	3.3%
Average Coupon	2.3%	2.3%	5.2%
Average Effective
Maturity	8.8 years	8.9 years	5.5 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	5.8 years	5.8 years	3.7 years
Expense Ratio
(12/31/2007)[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.08%
Short-Term Reserves	1.2%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.63
Beta	1.01	1.59

Sector Diversification (% of portfolio)

Treasury	98.8%
Other	1.2

Distribution by Maturity (% of portfolio)

Under 1 Year	1.2%
1–5 Years	30.2
5–10 Years	39.4
10–20 Years	25.8
20–30 Years	3.4

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1	Barclays Capital U.S. Treasury Inflation Notes Index.
2	Barclays Capital U.S. Aggregate Bond Index.
3

30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation. See the Glossary.

4	Moody's Investors Service.
5

The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares.

6	For an explanation of R-squared, beta, and other terms used here, see the Glossary.

9

Vanguard Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 29, 2000—December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
Periods Ended December 31, 2008				Final Value
		Five	Since	of a $10,000
	One Year	Years	Inception[1]	Investment
Inflation Protected Securities Fund	–2.85%	3.88%	6.71%	$17,378
Investor Shares[2]
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	6.28	16,794
Barclays Capital U.S. Treasury Inflation
Notes Index	–2.35	4.07	6.92	17,666
Average Treasury Inflation-Protected
Securities Fund[3]	–4.14	2.92	6.15	16,615

			Final Value
		Since	of a $100,000
	One Year	Inception[1]	Investment
Inflation-Protected Securities Fund Admiral Shares	–2.78%	2.75%	$110,125
Barclays Capital U.S. Aggregate Bond Index	5.24	4.79	118,128
Barclays Capital U.S. Treasury Inflation Notes Index	–2.35	2.86	110,554

1Performance for the fund and its comparative standards is calculated since the following inception dates: June 29, 2000, for Investor Shares; June 10, 2005, for Admiral Shares.

2Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

10

Vanguard Inflation-Protected Securities Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Inflation-Protected Securities Fund
Institutional Shares	–2.81%	3.97%	3.87%	$6,055,941
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	4.66	6,293,931
Barclays Capital U.S. Treasury Inflation Notes Index	–2.35	4.07	3.98	6,089,090

Fiscal Year Total Returns (%): June 29, 2000–December 31, 2008
	Investor Shares
				Barclays[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	3.3%	2.7%	6.0%	6.1%
2001	3.3	4.3	7.6	7.9
2002	12.1	4.5	16.6	16.6
2003	4.1	3.9	8.0	8.4
2004	3.5	4.8	8.3	8.5
2005	–2.9	5.5	2.6	2.8
2006	–3.0	3.4	0.4	0.4
2007	5.7	5.9	11.6	11.6
2008	–7.5	4.7	–2.8	–2.4

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: December 12, 2003.

2 Barclays Capital U.S. Treasury Inflation Notes Index.

Note: See Financial Highlights tables for dividend and capital gains information.

11

Vanguard Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.0%)
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	1,113,770	1,239,075
	U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	847,225	856,139
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/27	747,625	792,483
	U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	436,625	684,315
	U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	284,150	455,177
	U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/32	73,925	110,972
1	U.S. Treasury Inflation-Indexed Note	4.250%	1/15/10	353,575	446,747
	U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	778,200	835,708
	U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	234,500	286,282
	U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	685,050	730,654
	U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	325,640	392,092
	U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	1,050,775	1,236,809
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	937,875	1,040,265
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	891,100	987,995
	U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	777,845	844,408
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	841,015	882,058
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	828,225	868,574
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	528,550	551,598
	U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	656,525	697,348
	U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	743,025	789,850
	U.S. Treasury Inflation-Indexed Note	2.625%	7/15/17	621,925	659,323
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/18	176,100	171,268
	U.S. Treasury Inflation-Indexed Note	1.750%	1/15/28	729,125	682,736
Total U.S. Government and Agency Obligations (Cost $17,009,337)					16,241,876

				Shares
Temporary Cash Investments (1.1%)
2	Vanguard Market Liquidity Fund
	(Cost $176,950)	1.378%		176,949,804	176,950
Total Investments (99.1%) (Cost $17,186,287)					16,418,826
Other Assets and Liabilities (0.9%)
Other Assets					202,744
Liabilities					(52,987)
					149,757
Net Assets (100%)					16,568,583

12

Vanguard Inflation-Protected Securities Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	17,754,416
Overdistributed Net Investment Income	(15,411)
Accumulated Net Realized Losses	(388,395)
Unrealized Appreciation (Depreciation)
Investment Securities	(767,461)
Futures Contracts	(14,566)
Net Assets	16,568,583

Investor Shares—Net Assets
Applicable to 746,006,449 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,592,604
Net Asset Value Per Share—Investor Shares	$11.52

Admiral Shares—Net Assets
Applicable to 208,947,627 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,726,204
Net Asset Value Per Share—Admiral Shares	$22.62

Institutional Shares—Net Assets
Applicable to 352,746,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,249,775
Net Asset Value Per Share—Institutional Shares	$9.21

• See Note A in Notes to Financial Statements.

1 Securities with a value of $29,830,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Vanguard Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	840,953
Total Income	840,953
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,476
Management and Administrative—Investor Shares	13,692
Management and Administrative—Admiral Shares	3,251
Management and Administrative—Institutional Shares	1,294
Marketing and Distribution—Investor Shares	2,242
Marketing and Distribution—Admiral Shares	1,064
Marketing and Distribution—Institutional Shares	758
Custodian Fees	45
Auditing Fees	31
Shareholders’ Reports—Investor Shares	242
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	17
Trustees’ Fees and Expenses	21
Total Expenses	24,144
Net Investment Income	816,809
Realized Net Gain (Loss)
Investment Securities Sold	(117,975)
Futures Contracts	(70,234)
Swap Contracts	(5,535)
Realized Net Gain (Loss)	(193,744)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,341,692)
Futures Contracts	(14,147)
Swap Contracts	(3,749)
Change in Unrealized Appreciation (Depreciation)	(1,359,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	(736,523)

1 Interest income from an affiliated company of the fund was $1,847,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Vanguard Inflation-Protected Securities Fund

Statement of Changes in Net Assets

		February 1,
	Year Ended	2007, to	Year Ended
	December 31,	December 31,	January 31,
	2008	2007[1]	2007
	($000)	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	816,809	578,022	376,583
Realized Net Gain (Loss)	(193,744)	(11,178)	(178,430)
Change in Unrealized Appreciation (Depreciation)	(1,359,588)	616,178	(163,843)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(736,523)	1,183,022	34,310
Distributions
Net Investment Income
Investor Shares	(437,788)	(305,572)	(190,729)
Admiral Shares	(232,295)	(156,178)	(87,252)
Institutional Shares	(151,469)	(116,134)	(47,934)
Realized Capital Gain
Investor Shares	—	—	—
Admiral Shares	—	—	—
Institutional Shares	—	—	—
Return of Capital
Investor Shares	—	—	(8,964)
Admiral Shares	—	—	(4,014)
Institutional Shares	—	—	(2,186)
Total Distributions	(821,552)	(577,884)	(341,079)
Capital Share Transactions
Investor Shares	2,768,454	980,196	(680,333)
Admiral Shares	1,674,728	799,608	128,107
Institutional Shares	1,285,999	456,102	476,857
Net Increase (Decrease) from Capital Share Transactions	5,729,181	2,235,906	(75,369)
Total Increase (Decrease)	4,171,106	2,841,044	(382,138)
Net Assets
Beginning of Period	12,397,477	9,556,433	9,938,571
End of Period[2]	16,568,583	12,397,477	9,556,433

1	The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,411,000), ($10,668,000), and ($10,806,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Vanguard Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
	Year	Feb. 1,
	Ended	2007, to
For a Share Outstanding	Dec. 31,	Dec. 31,	Year Ended January 31,
Throughout Each Period	2008	2007[1]	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.45	$11.80	$12.18	$12.57	$12.36	$11.91
Investment Operations
Net Investment Income	.614	.651	.483	.573	.596	.410
Net Realized and Unrealized Gain (Loss)
on Investments	(.930)	.646	(.437)	(.230)	.244	.610
Total from Investment Operations	(.316)	1.297	.046	.343	.840	1.020
Distributions
Dividends from Net Investment Income	(.614)	(.647)	(.407)	(.681)	(.565)	(.450)
Distributions from Realized Capital Gains	—	—	—	(.052)	(.065)	(.120)
Return of Capital	—	—	(.019)	—	—	—
Total Distributions	(.614)	(.647)	(.426)	(.733)	(.630)	(.570)
Net Asset Value, End of Period	$11.52	$12.45	$11.80	$12.18	$12.57	$12.36

Total Return[2]	–2.85%	11.40%	0.43%	2.76%	6.96%	8.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,593	$6,662	$5,361	$6,227	$7,530	$5,164
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%[3]	0.20%	0.20%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	5.02%	5.92%[3]	3.87%	4.83%	4.83%	3.46%
Portfolio Turnover Rate	28%	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Vanguard Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
	Year	Feb. 1,	Year	June 10,
	Ended	2007, to	Ended	2005[2] to
	Dec. 31,	Dec. 31	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	1.226	1.299	.971	.683
Net Realized and Unrealized Gain (Loss) on Investments	(1.829)	1.278	(.858)	(.432)
Total from Investment Operations	(.603)	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(1.227)	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	—	(.026)
Return of Capital	—	—	(.038)	—
Total Distributions	(1.227)	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$22.62	$24.45	$23.17	$23.91

Total Return	–2.78%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,726	$3,487	$2,523	$2,474
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[3]	0.11%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	5.11%	6.01%[3]	3.96%	4.92%[3]
Portfolio Turnover Rate	28%	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Vanguard Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

	Year	Feb. 1,				Dec. 12,
	Ended	2007, to				2003[2] to
For a Share Outstanding	Dec. 31,	Dec. 31,	Year Ended January 31,			Jan. 31,
Throughout Each Period	2008	2007[1]	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.96	$9.44	$9.74	$10.06	$9.88	$10.00
Investment Operations
Net Investment Income	.502	.532	.398	.471	.483	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.751)	.521	(.348)	(.194)	.207	.080
Total from Investment Operations	(.249)	1.053	.050	.277	.690	.080
Distributions
Dividends from Net Investment Income	(.501)	(.533)	(.335)	(.556)	(.458)	(.104)
Distributions from Realized Capital Gains	—	—	—	(.041)	(.052)	(.096)
Return of Capital	—	—	(.015)	—	—	—
Total Distributions	(.501)	(.533)	(.350)	(.597)	(.510)	(.200)
Net Asset Value, End of Period	$9.21	$9.96	$9.44	$9.74	$10.06	$9.88

Total Return	–2.81%	11.58%	0.57%	2.79%	7.15%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,250	$2,248	$1,673	$1,238	$601	$204
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%[3]	0.08%	0.08%	0.11%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets[4]	5.14%	6.04%[3]	3.99%	4.95%	4.93%	—[4]
Portfolio Turnover Rate	28%	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Annualized.

4 Negative inflation adjustments and premium amortization completely offset coupon income for the period from December 12, 2003, to January 31, 2004.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Vanguard Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified U.S. Treasury Inflation-Indexed Note. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk for total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

19

Vanguard Inflation-Protected Securities Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $4,172,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 1.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2008, the fund had $8,079,000 of ordinary income available for distribution. The fund had available realized losses of $382,650,000 to offset future net capital gains of $152,319,000 through December 31, 2014, $32,494,000 through December 31, 2015, $13,094,000 through December 31, 2016, and $184,743,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $17,206,598,000. Net unrealized depreciation of investment securities for tax purposes was $787,772,000, consisting of unrealized gains of $60,917,000 on securities that had risen in value since their purchase and $848,689,000 in unrealized losses on securities that had fallen in value since their purchase.

20

Vanguard Inflation-Protected Securities Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S.Treasury Note	(6,423)	764,688	(20,097)
10-Year U.S.Treasury Note	1,979	248,859	5,531

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $9,320,427,000 of investment securities and sold $4,340,139,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended		February 1, 2007, to		Year Ended
	December 31, 2008		December 31, 2007[1]		January 31, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,078,445	485,209	2,064,322	170,885	1,640,062	137,575
Issued in Lieu
of Cash Distributions	393,510	31,553	271,905	23,023	179,084	15,273
Redeemed	(3,703,501)	(305,814)	(1,356,031)	(113,268)	(2,499,479)	(209,791)
Net Increase (Decrease)—
Investor Shares	2,768,454	210,948	980,196	80,640	(680,333)	(56,943)
Admiral Shares
Issued	3,508,867	144,106	1,214,928	51,341	917,013	39,152
Issued in Lieu
of Cash Distributions	209,091	8,542	139,882	6,026	82,079	3,563
Redeemed	(2,043,230)	(86,333)	(555,202)	(23,608)	(870,985)	(37,289)
Net Increase (Decrease)—
Admiral Shares	1,674,728	66,315	799,608	33,759	128,107	5,426
Institutional Shares
Issued	2,165,117	218,461	937,351	97,767	640,836	67,333
Issued in Lieu
of Cash Distributions	143,131	14,364	105,793	11,206	44,112	4,702
Redeemed	(1,022,249)	(105,857)	(587,042)	(60,426)	(208,091)	(21,927)
Net Increase (Decrease)—
Institutional Shares	1,285,999	126,968	456,102	48,547	476,857	50,108

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

21

Vanguard Inflation-Protected Securities Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted Prices	176,950	(14,566)
Level 2—Other Significant Observable Inputs	16,241,876	—
Level 3—Significant Unobservable Inputs	—	—
Total	16,418,826	(14,566)

22

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Inflation-Protected Securities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Inflation-Protected Securities Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund“) at December 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements“) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

Special 2008 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$923.84	$0.97
Admiral Shares	1,000.00	924.57	0.53
Institutional Shares	1,000.00	923.97	0.39

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2008	12/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares.

25

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

26

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
John J. Brennan[1]	Chairman, President, and Chief Executive
Born 1954. Trustee Since May 1987. Chairman of	Officer of Rohm and Haas Co. (chemicals);
the Board. Principal Occupation(s) During the Past Five	Board Member of the American Chemistry Council;
Years: Chairman of the Board and Director/Trustee of	Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the	manufacturing and services), since 2005.
investment companies served by The Vanguard Group;
Chief Executive Officer and President of The Vanguard	Amy Gutmann
Group and of each of the investment companies served	Born 1949. Trustee Since June 2006. Principal
by The Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years:
President of the University of Pennsylvania since
Independent Trustees	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania since 2004; Provost (2001–2004)
Occupation(s) During the Past Five Years: Applecore	and Laurance S. Rockefeller Professor of Politics
Partners (pro bono ventures in education); Senior	and the University Center for Human Values
Advisor to Greenwich Associates (international business	(1990–2004), Princeton University; Director of
strategy consulting); Successor Trustee of Yale University;	Carnegie Corporation of New York since 2005
Overseer of the Stern School of Business at New York	and of Schuylkill River Development Corporation
University; Trustee of the Whitehead Institute for	and Greater Philadelphia Chamber of Commerce
Biomedical Research.	since 2004; Trustee of the National Constitution
Center since 2007.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Retired	Born 1950. Trustee Since July 1998. Principal
Executive Chief Staff and Marketing Officer for	Occupation(s) During the Past Five Years: Retired
North America and Corporate Vice President of	Corporate Vice President, Chief Global Diversity
Xerox Corporation (photocopiers and printers);	Officer, and Member of the Executive Committee
Director of SPX Corporation (multi-industry	of Johnson & Johnson (pharmaceuticals/consumer
manufacturing), of the United Way of Rochester,	products); Vice President and Chief Information
and of the Boy Scouts of America.	Officer (1997–2005) of Johnson & Johnson;
Director of the University Medical Center at
Princeton and Women’s Research and Education
Institute.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August
Occupation(s) During the Past Five Years: George Gund	2008. President Since March 2008. Principal

Professor of Finance and Banking, Senior Associate	Occupation(s) During the Past Five Years: Chief
Dean, and Director of Faculty Recruiting, Harvard	Executive Officer, Director, and President of
Business School; Director and Chairman of UNX, Inc.	The Vanguard Group, Inc., since 2008; Chief
(equities trading firm); Chair of the Investment	Executive Officer and President of each of the
Committee of HighVista Strategies LLC (private	investment companies served by The Vanguard
investment firm) since 2005.	Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since
products/aircraft systems and services).	2005;Secretary of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2005; Director and Senior
J. Lawrence Wilson	Vice President of Vanguard Marketing
Born 1936. Trustee Since April 1985. Principal	Corporation since 2005; Principal of The Vanguard
Occupation(s) During the Past Five Years: Retired	Group (1997–2006).
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	Vanguard Senior Management Team

Executive Officers	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
Thomas J. Higgins[1]	Kathleen C. Gubanich	Glenn W. Reed
Born 1957. Chief Financial Officer Since September	Paul A. Heller	George U. Sauter
2008. Principal Occupation(s) During the Past Five	Michael S. Miller
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer	Founder
of each of the investment companies served by The
Vanguard Group (1998–2008).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our website,
Text Telephone for People	www.vanguard.com, and searching for
With Hearing Impairment > 800-952-3335	“proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website,
This material may be used in conjunction	www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on
fund only if preceded or accompanied by	how your fund voted the proxies for
the fund’s current prospectus.	securities it owned during the 12 months
ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.
The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and	You can review and copy information about
MSCI bears no liability with respect to any such	your fund at the SEC’s Public Reference
funds or securities. For any such funds or securities,	Room in Washington, D.C.
the prospectus or the Statement of Additional
Information contains a more detailed description of	To find out more about this public service, call
the limited relationship MSCI has with The	the SEC at 202-551-8090. Information
Vanguard Group and any related funds.	about your fund is also available on the
Russell is a trademark of The Frank Russell	SEC’s website, and you can receive
Company.	copies of this information, for a fee, by
sending a request in either of two ways: via e-
mail addressed to publicinfo@sec.gov or via
regular mail addressed to the Public
Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2008: $166,000

Fiscal Year Ended December 31, 2007: $186,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2008: $3,055,590

Fiscal Year Ended December 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2008: $626,240

Fiscal Year Ended December 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2008: $0

Fiscal Year Ended December 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.